Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document Documentand Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Entity Registrant Name	DRIVETIME AUTOMOTIVE GROUP INC
Entity Central Index Key	0001012704
Entity Filer Category	Non-accelerated Filer

Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
ASSETS
Cash and Cash Equivalents	$ 25,731		$ 26,480		$ 25,930
Restricted Cash and Investments Held in Trust	126,951		107,072		99,716
Finance Receivables	1,739,540		1,634,622		1,495,340
Allowance for Credit Losses	(269,622)		(252,590)		(221,533)
Finance Receivables, net	1,469,918		1,382,032		1,273,807
Dealer Finance Receivables	74,753		40,956		24
Inventory	228,876		270,733		212,330
Property and Equipment, net	96,113		94,397		90,669
Other Assets	57,313		67,447		64,353
Total Assets	2,079,655		1,989,117		1,766,829
LIABILITIES & SHAREHOLDERS' EQUITY
Accounts Payable	18,581		17,346		9,759
Accrued Expenses and Other Liabilities	104,829		81,121		77,043
Accrued Expenses-Related Party	941		818		798
Portfolio Term Financings	989,206		1,049,478		782,634
Portfolio Warehouse Facilities	145,000		57,200		141,392
Senior Secured Notes Payable	193,392		193,320		198,058
Senior Secured Notes Payable-Related Party	5,000		5,000		0
Other Secured Notes Payable	136,668		117,281		99,296
Total Liabilities	1,593,617		1,521,564		1,308,980
Shareholders' Equity-DTAG:
Common Stock	0		0		0
Paid-in Capital	117,272		147,117		146,336
Retained Earnings	7,749		8,931		2,528
Total Shareholders' Equity-DTAG	125,021		156,048		148,864
Non-Controlling Interest-DTAC	361,017	[1]	311,505	[1],[2]	308,985	[2]
Total Shareholders' Equity	486,038		467,553		457,849
Total Liabilities & Shareholders' Equity	$ 2,079,655		$ 1,989,117		$ 1,766,829

[1]	Refer to Note 14 for Supplemental Consolidating Financial Information discussion regarding non-controlling interest.
[2]	Refer to Note 18 for Consolidating Financial Information and discussion regarding non-controlling interest.

Condensed Consolidated Statements Of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenue:
Sales of Used Vehicles	$ 309,468		$ 297,135		$ 920,507		$ 838,242		$ 760,767
Interest Income	74,974		70,528		299,382		283,065		264,974
Dealer Finance and Other Income	2,800		175		2,977		0		0
Total Revenue	387,242		367,838		1,222,866		1,121,307		1,025,741
Costs and Expenses:
Cost of Used Vehicles Sold	211,638		197,161		607,932		544,504		481,210
Provision for Credit Losses	77,842		60,342		253,603		207,198		175,900
Portfolio Debt Interest Expense	10,186		10,354		41,978		43,475		68,314
Non-Portfolio Debt Interest Expense	1,319		1,043		4,644		3,034		4,581
Non-Portfolio Debt Interest Expense-Related party					0		0		10,176
Senior Secured Debt Interest Expense	6,483		6,606		26,209		23,861		11,878
Senior Secured Debt Interest Expense-Related party	158		0		261		2,680		3,153
Selling and Marketing	8,917		9,470		28,139		22,790		16,783
General and Administrative	43,709		41,866		168,530		157,330		150,373
General and Administrative-Related party	2,651		2,858		10,873		11,001		15,118
Depreciation Expense	5,408		4,951		20,150		16,075		13,751
Loss on Extinguishment of Debt					0		0		3,418
Total Costs and Expenses	368,311		334,651		1,162,319		1,031,948		954,655	[1]
Income Before Income Taxes	18,931		33,187		60,547		89,359		71,086
Income Tax Expense	342		392		1,194		1,221		404
Net Income	18,589		32,795		59,353		88,138		70,682
Net Loss Attributable to Non-Controlling Interest-DTAC	(59,749)	[2]	(44,904)	[2]	(178,318)	[3]	(128,765)	[3]	(150,310)	[3]
Net Income Attributable to DTAG	$ 78,338		$ 77,699		$ 237,671		$ 216,903		$ 220,992

[1]	Includes net loss on extinguishment of debt.
[2]	Refer to Note 14 for Supplemental Consolidating Financial Information discussion regarding non-controlling interest.
[3]	Refer to Note 18 for Consolidating Financial Information and discussion regarding non-controlling interest.

Condensed Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net Income	$ 18,589	$ 32,795	$ 59,353	$ 88,138	$ 70,682
Adjustments to Reconcile Net Income to Net Cash (Used in) Provided by Operating Activities:
Provision for Credit Losses	77,842	60,342	253,603	207,198	175,900
Depreciation Expense	5,408	4,951	20,150	16,075	13,751
Amortization of Debt Issuance Costs and Debt Premium and Discount	1,660	1,913	8,163	11,880	17,610
Non-Cash Compensation Expense	311	465	1,546	2,789	1,125
Loss (Gain) from Disposal of Property and Equipment	31	(60)	(153)	81	206
Originations of Finance Receivables	(312,074)	(292,970)	(917,093)	(829,164)	(747,329)
Collections and Recoveries on Finance Receivable Principal Balances	145,923	148,309	559,517	549,888	492,294
Change in Accrued Interest Receivable and Loan Origination Costs	423	(506)	(4,252)	(1,011)	726
Change in Inventory	41,857	80,748	(58,403)	(66,286)	(30,704)
Change in Other Assets	8,829	6,042	(3,903)	(12,282)	(12,029)
Increase in Accounts Payable, Accrued Expenses and Other Liabilities	24,530	20,476	11,574	9,059	25,679
Change in Accrued Expenses-Related Party	123	95	20	(1,561)	(1,974)
Net Cash (Used in) Provided By Operating Activities	13,452	62,600	(69,878)	(25,196)	5,937
Cash Flows from Investing Activities:
Originations of Dealer Finance Receivables	(38,960)	(5,627)	(45,438)	0	0
Collections and Recoveries of Dealer Finance Receivables	5,163	178	4,506	0	0
Proceeds from Disposal of Property and Equipment	641	456	1,932	519	423
Purchase of Property and Equipment	(7,797)	(5,650)	(25,567)	(44,792)	(20,881)
Net Cash (Used in) Investing Activities	(40,953)	(10,643)	(64,567)	(44,273)	(20,458)
Cash Flows from Financing Activities:
Increase (Decrease) in Restricted Cash	(15,624)	(8,499)	15,421	18,193	(28,982)
Deposits into Investments Held in Trust			(15,864)	(13,199)	(4,500)
Collections, Buybacks and Change in Investments Held in Trust	(4,255)	(1,785)	(6,913)	(22,819)	35,655
Additions to Portfolio Term Financings	75,000	0	857,246	707,947	387,304
Repayment of Portfolio Term Financings	(135,207)	(112,289)	(590,151)	(339,110)	(768,850)
Additions to Portfolio Warehouse Facilities	210,300	195,800	827,300	970,600	940,150
Repayment of Portfolio Warehouse Facilities	(122,500)	(108,000)	(911,492)	(1,232,215)	(614,649)
Additions to Senior Secured Notes Payable			0	0	161,109
Additions to Other Secured Notes Payable	20,000	0	83,968	44,500	2,776
Repayment of Other Secured Notes Payable	(614)	(14,531)	(65,982)	(542)	(22,715)
Repayments of Senior Unsecured Notes Payable			0	0	(1,500)
Payment of Debt Issuance Costs	(348)	(557)	(7,343)	(9,788)	(22,816)
Dividend Distributions	0	(5,260)	(51,195)	(51,845)	(46,310)
Net Cash Provided by / (Used in) Financing Activities	26,752	(55,121)	134,995	71,722	16,672
Net Decrease in Cash and Cash Equivalents	(749)	(3,164)	550	2,253	2,151
Cash and Cash Equivalents at Beginning of Period	26,480	25,930	25,930	23,677	21,526
Cash and Cash Equivalents at End of Period	25,731	22,766	26,480	25,930	23,677
Supplemental Statement of Cash Flow Information:
Interest Paid	11,424	11,311	72,872	70,648	83,694
Interest Paid-Related Party	158	0	261	2,680	15,024
Income Taxes Paid	518	463	1,506	1,078	1,184
Supplemental Statement of Non-Cash Investing and Financing Activities:
Purchase of Property and Equipment Under Capital Lease			91	922	3,755
Disposal of Fully Depreciated Property & Equipment	0	551	1,746	1,855	4,504
Exchange of Other Secured Notes Payable to Equity-Related Party			0	0	60,088
Exchange of Subordinated Notes Payable to Equity-Related Party			0	0	40,000
Exchange of Other Secured Notes Payable-Related Party to Senior Secured Notes Payable			0	0	2,000
Exchange of Subordinated Notes Payable-Related Party to Senior Secured Notes Payable			0	0	35,000
Loss on Extinguishment of Debt			$ 0	$ 0	$ (3,418)

Consolidated Statements of Shareholders Equity (USD $) In Thousands, unless otherwise specified	Total	Paid-in Capital	Retained Earnings	Non-Controlling Interest-DTAC
Balances, beginning at Dec. 31, 2009	$ 293,145	$ 124,098	$ (19,969)	$ 189,016	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) for the Year	70,682		220,992	(150,310)	[1]
Exchange of Other Secured Notes Payable-Related Party to Equity	60,088			60,088	[1]
Exchange of Subordinated Notes Payable-Related Party to Equity	40,000	20,000		20,000	[1]
Non-Cash Compensation Expense-Related Party	1,125	562		563	[1]
Intercompany Transfers of Loans			(191,806)	191,806	[1]
Dividends-Related Party	(46,310)		(11,600)	(34,710)	[1]
Other Equity Transactions	37	282		(245)	[1]
Balances, ending at Dec. 31, 2010	418,767	144,942	(2,383)	276,208	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) for the Year	88,138		216,903	(128,765)	[1]
Non-Cash Compensation Expense-Related Party	2,789	1,394		1,395	[1]
Intercompany Transfers of Loans			(211,992)	211,992	[1]
Dividends-Related Party	(51,845)			(51,845)	[1]
Balances, ending at Dec. 31, 2011	457,849	146,336	2,528	308,985	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) for the Year	59,353		237,671	(178,318)	[1]
Non-Cash Compensation Expense-Related Party	1,546	781		765	[1]
Intercompany Transfers of Loans			(231,268)	231,268	[1]
Dividends-Related Party	(51,195)			(51,195)	[1]
Balances, ending at Dec. 31, 2012	$ 467,553	$ 147,117	$ 8,931	$ 311,505	[1]

[1]	Refer to Note 18 for Consolidating Financial Information and discussion regarding non-controlling interest.

Description of Business, Ownership, Basis of Presentation, and Principles of Consolidation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Description of Business, Ownership, Basis of Presentation, and Principles of Consolidation
(1)	Description of Business, Ownership Formation, Basis of Presentation, and Principles of Consolidation

Description of Business

DriveTime Automotive Group, Inc. (“DTAG”) and DT Acceptance Corporation (“DTAC”) (together referred to herein as “we,” “our,” “the Company,” and “us”), through their subsidiaries, own and operate used automobile dealerships in the United States focusing primarily on the sale and financing of used vehicles to the subprime market. The subprime market is comprised of customers with modest incomes who have experienced credit difficulties or have very limited credit histories, and/or do not have access to obtain their own source of financing from third-party finance companies. Therefore, we provide financing for substantially all of the vehicles we sell. Since many of our customers may be unable to obtain financing to purchase a vehicle from another company, financing is an essential component of the services that we provide to our customers. We fund this portfolio primarily through portfolio warehouse facilities, securitizations, and other portfolio term financings.

In December 2011, as a supplement to our core operations, we launched a new indirect lending business segment, GO Financial (“GO”). GO provides indirect auto financing to third-party automobile dealerships collateralized by pools of subprime auto loans and is a separate operating segment.

Ownership

DTAG and DTAC are sister companies, generally with DTAG directing our retail vehicle sales and operations and DTAC directing our financing and collections operations. As of March 31, 2013, and December 31, 2012, the shareholders of DTAG and DTAC were Ernest C. Garcia II (Chairman) and the Garcia Family Trusts (collectively, herein also referred to as “Principal Shareholder” or “Mr. Garcia”) owning 100.0 shares, or 98.3% of each of DTAG and DTAC and Raymond C. Fidel (President and CEO) owning 1.8 shares, or 1.7% of each of DTAG and DTAC. DTAG and DTAC are sister companies, generally with DTAG directing our retail vehicle sales operations and DTAC directing our financing and collection operations.

Basis of Presentation

We have determined that DTAC is a variable interest entity (“VIE”) and DTAG is the primary beneficiary of DTAC. Therefore, the accounts of DTAG and DTAC are consolidated and intercompany transactions between DTAG and DTAC are eliminated in consolidation. We determined DTAG is the primary beneficiary of DTAC because DTAG has both (1) the power to direct the activities of DTAC that most significantly impact DTAC’s economic performance and (2) a potentially significant variable interest that carries with it the obligation to absorb the losses or the right to receive benefits of DTAC. DTAG has the power to direct the activities of DTAC because it originates and sells 100% of the loans DTAC is required to purchase, sets underwriting standards and origination terms, sets servicing and collection policies administered by DTAC, as well as the fact that DTAC was created and designed by DTAG to obtain third party financing for DTAG’s originations. DTAG also has potentially significant variable interests in the form of debt capital provided to DTAC through various debt issuances, guarantees of DTAC’s debt, as well as operational liabilities owed to DTAG, all of which carry the obligation to absorb losses or receive benefits of DTAC. Creditors of DTAC generally do not have recourse to the general credit of DTAG, except that the special purpose entity (“SPE”) related to our term residual facility entered into a demand note with DTAC. The demand note is guaranteed by DTAG.

Total assets of DTAC consolidated into DTAG are comprised primarily of net finance receivables, cash and cash equivalents, restricted cash, investments held in trust, and deferred financing costs. Total liabilities consolidated into DTAG are comprised primarily of portfolio warehouse, portfolio term, and senior secured debt. Total revenue of DTAC consolidated into DTAG are comprised of interest and dealer finance income. DTAC expenses are comprised of provision for credit losses, interest expense and general and administrative expenses.

Also included in the consolidated financial statements are SPEs of DTAC, which are all bankruptcy remote entities formed in conjunction with our securitizations, warehouse facilities, residual facility, real estate financing, and bank term financing transactions. We have determined that these SPEs are VIEs and DTAC is the primary beneficiary. Therefore, all intercompany accounts and transactions have been eliminated in consolidation for all periods presented. We determined DTAC is the primary beneficiary of these SPEs because DTAC has both (1) the power to direct the activities of the SPEs that most significantly impact the SPEs’ economic performance and (2) a potentially significant variable interest that carries with it the obligation to absorb the losses or the right to receive benefits of DTAC. DTAC has the power to direct the activities of these SPEs because it services the loans in each of the securitizations, warehouse facilities and other lending arrangements. DTAC also has potentially significant variable interests in the form of holding the residual certificates for securitizations and rights to residual cash flows of the warehouse facilities. Creditors of the SPEs generally do not have recourse to the general credit of DTAC, except through servicing performance guarantees.

For more information regarding DTAC’s financial position and results of operations and the SPEs’ financial position and results of operations consolidated into DTAG and DTAC, respectively, see Note-14 Supplemental Consolidating Financial Information.

These condensed consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, such interim condensed consolidated financial statements reflect all normal recurring adjustments considered necessary to present fairly the financial position, results of operations, and cash flows for the interim periods presented. The results of operations for the interim periods are not necessarily indicative of the results to be expected for the full fiscal year. These condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and footnotes as of and for the year-ended December 31, 2012, which are included in our Annual Report on Form 10-K, filed with the Securities and Exchange Commission (“SEC”) on March 28, 2013.

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities. Certain accounting estimates involve significant judgments, assumptions, and estimates by management that have a material impact on the carrying value of certain assets and liabilities, disclosures of contingent assets and liabilities, and the reported amounts of income and expenses during the reporting period which management considers to be critical accounting estimates. The judgments, assumptions, and estimates used by management are based on historical experience, managements’ experience, and other factors, which are believed to be reasonable under the circumstances. Because of the nature of the judgments and assumptions made by management, actual results could differ materially from these judgments and estimates, which could have a material impact on the carrying values of our assets and liabilities and our results of operations.

Significant items subject to estimates and assumptions include the allowance for credit losses, inventory valuation, fair value measurements, certain legal reserves, our reserve for sales returns and allowances, our recovery receivables, and our warranty accrual. Actual results could differ from these estimates.

(1) Description of Business, Ownership, Basis of Presentation, and Principles of Consolidation

Description of Business

DriveTime Automotive Group, Inc. (“DTAG”) (referred to herein as “we,” “our,” “the Company,” and “us”), through its subsidiaries, owns and operates used automobile dealerships in the United States focusing on the sale and financing of used vehicles to the subprime credit market. The subprime credit market is comprised of customers with modest incomes who have experienced credit difficulties, have very limited credit histories, and/or do not have access to obtain their own source of financing from third-party finance companies. Therefore, we provide financing for substantially all of the vehicles we sell. Since many of our customers may be unable to obtain financing to purchase a vehicle from another company, financing is an essential component of the services that we provide our customers. We fund this portfolio primarily through portfolio warehouse facilities, securitizations, and other portfolio term financings.

In December 2011, as a supplement to our core operations, we launched a new indirect lending business segment, GO Financial (“GO”). GO provides indirect auto financing to third-party automobile dealerships collateralized by pools of subprime auto loans and is a separate operating segment.

Ownership

DTAG and DTAC are sister companies, generally with DTAG directing our retail vehicle sales operations and DTAC directing our financing and collections operations. As of December 31, 2012 and 2011, the shareholders of DTAG and DTAC were Ernest C. Garcia II (Chairman) and the Garcia Family Trusts (collectively, herein also referred to as “Principal Shareholder” or “Mr. Garcia”) owning 100.0 shares, or 98.3% of each of DTAG and DTAC, and Raymond C. Fidel (President and CEO) owning 1.8 shares or 1.7% of each of DTAG and DTAC.

Basis of Presentation

We have determined that DTAC is a variable interest entity (“VIE”) and DTAG is the primary beneficiary of DTAC. Therefore, the accounts of DTAG and DTAC are consolidated and intercompany transactions between DTAG and DTAC are eliminated in consolidation. We determined DTAG is the primary beneficiary of DTAC because DTAG has both (1) the power to direct the activities of DTAC that most significantly impact DTAC’s economic performance and (2) a potentially significant variable interest that carries with it the obligation to absorb the losses or the right to receive benefits of DTAC. DTAG has the power to direct the activities of DTAC because it originates and sells 100% of the loans DTAC is required to purchase, sets underwriting standards and origination terms, sets servicing and collection policies administered by DTAC, as well as the fact that DTAC was created and designed by DTAG to obtain third-party financing for DTAG’s originations. DTAG also has potentially significant variable interests in the form of debt capital provided to DTAC through various debt issuances, guarantees of DTAC’s debt, as well as operational liabilities owed to DTAG, all of which carry the obligation to absorb losses or receive benefits of DTAC. Creditors of DTAC generally do not have recourse to the general credit of DTAG, except that the special purpose entity (“SPE”) related to our term residual facility entered into a demand note with DTAC. The demand note is guaranteed by DTAG. (See Note 8—“Debt Obligations” for further information.)

Total assets of DTAC consolidated into DTAG are comprised primarily of net finance receivables, cash and cash equivalents, restricted cash, investments held in trust, and deferred financing costs. Total liabilities consolidated into DTAG are comprised primarily of portfolio warehouse, portfolio term, and senior secured debt. Total revenue of DTAC consolidated into DTAG is comprised of interest and dealer finance income. DTAC expenses are comprised of provision for credit losses, interest expense and general and administrative expenses.

Also included in the consolidated financial statements are SPEs of DTAC, which are all bankruptcy remote entities formed in conjunction with our securitizations, warehouse facilities, residual facility, real estate financing, and bank term financing transactions. We have determined that these SPEs’ are VIE’s and DTAC is the primary beneficiary. Therefore, all intercompany accounts and transactions have been eliminated in consolidation for all periods presented. We determined DTAC is the primary beneficiary of these SPEs because DTAC has both (1) the power to direct the activities of the SPEs that most significantly impact the SPEs’ economic performance and (2) a potentially significant variable interest that carries with it the obligation to absorb the losses or the right to receive benefits of DTAC. DTAC has the power to direct the activities of these SPEs because it services the loans in each of the securitizations, warehouse facilities and other lending arrangements. DTAC also has potentially significant variable interests in the form of holding the residual certificates for securitizations and rights to residual cash flows of the warehouse facilities. Creditors of the SPEs generally do not have recourse to the general credit of DTAC, except through servicing performance guarantees.

For more information regarding DTAC’s financial position and results of operations and the SPEs’ financial position and results of operations consolidated into DTAG and DTAC, respectively, see Note 18 – “Supplemental Consolidating Financial Information,” to our consolidated financial statements included below in this prospectus.

The consolidated balance sheets have been adjusted to reflect Mr. Garcia’s basis in the Company through the application of push-down accounting, as it relates to his acquisition of the Company in March 2002 when he acquired our predecessor, Ugly Duckling Corporation. Although not material, certain prior period amounts have been reclassified to be consistent with the current period financial statement presentation.

Restricted Cash and Investments Held in Trust	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Text Block [Abstract]
Restricted Cash and Investments Held in Trust
(2)	Restricted Cash and Investments Held in Trust

We maintain various cash accounts, which are pledged as collateral under our debt agreements. We are permitted to invest funds in these accounts in short-term liquid investments. The following is a summary of restricted cash and investments held in trust:

	As of March 31, 2013	As of December 31, 2012
	($ in thousands)
Restricted cash	$38,121	$22,496
Investments Held in Trust	88,830	84,576

	$126,951	$107,072

(3) Restricted Cash and Investments Held in Trust

We maintain various cash accounts, which are pledged as collateral under our debt agreements. We are permitted to invest funds in these accounts in short-term, high quality liquid investments. The following is a summary of restricted cash and investments held in trust:

	December 31, 2012	December 31, 2011
	($ in thousands)
Restricted Cash	$22,496	$37,917
Investments Held in Trust	84,576	61,799

	$107,072	$99,716

Restricted Cash

Restricted cash consists of cash collections related to loans held in securitization trusts, pledged to our portfolio warehouse facilities, and included in bank term financings, which have been collected from customers, but have not yet been submitted either to the lenders or the securitization trustee, as appropriate.

Investments Held in Trust

We maintain cash reserve accounts on behalf of Asset-Backed Security investors in our securitizations and certain bank term financings as a form of credit enhancement. At the time loans are transferred to a trust, a portion of the proceeds from sales of notes are deposited into a reserve account that is pledged to the trusts. We may be required to make additional deposits to reserve accounts from collections on the loans to fund the reserve account to the required target percentage. Balances in the reserve accounts totaled $33.6 million and $20.0 million at December 31, 2012 and 2011, respectively. Investments held in trust also include collections related to loans held in securitization trusts and loans included in bank term financing transactions, which have been collected from customers, and submitted to the trustee, but have not yet been paid to the lenders, as appropriate.

Finance Receivables	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Finance Receivables
(3)	Finance Receivables—DriveTime

The following is a summary of finance receivables:

	As of March 31, 2013	As of December 31, 2012
	($ in thousands)
Principal Balances	$1,707,051	$1,601,710
Accrued Interest	15,366	16,414
Loan Origination Costs	17,123	16,498

Finance Receivables	$1,739,540	$1,634,622

Our finance receivables are defined as one segment and class of loan, which is the sub-prime consumer auto loan. Therefore, the disaggregation of information into portfolio segment and classes for assets with different risk characteristics is limited, and the level of risks inherent in our financing receivables are managed as one homogeneous pool and further segmented with our proprietary credit scoring system as described below in “—Credit Quality Indicators.” We have chosen our internal customer credit scoring model since it has a direct and prominent impact in managing our portfolio receivables and monitoring its performance.

Finance receivables pledged as collateral associated with liabilities in our warehouse facilities, asset backed securitizations, and bank term financings, are provided in Note 5—Debt Obligations. We do not place loans on nonaccrual status, nor do we classify loans as impaired, since accounts are charged-off when the loan becomes 91—121 days contractually past due at month end under our charge-off policy. We do not have loans that meet the definition of troubled debt restructurings.

Credit quality information for our finance receivables portfolio is provided as of the dates indicated below:

Age Analysis of Past Due Finance Receivables

	March 31, 2013		December 31, 2012		March 31, 2012
	($ in thousands)
	Percent of Portfolio	Loan Principal	Percent of Portfolio	Loan Principal	Percent of Portfolio	Loan Principal
Days Delinquent:
Current	61.4%	$1,047,962	49.1%	$786,765	65.8%	$1,030,752
01-30 Days	28.0%	478,861	33.0%	528,300	27.4%	429,219
31-60 Days	6.9%	117,721	10.0%	161,157	4.3%	67,359
61-90 Days	3.2%	54,537	5.1%	81,378	2.2%	34,463
91-120 Days	0.5%	7,970	2.8%	44,110	0.3%	4,699

Total Past Due	38.6%	$659,089	50.9%	$814,945	34.2%	$535,740

Total Finance Receivables	100.0%	$1,707,051	100.0%	$1,601,710	100.0%	$1,566,492

An account is considered delinquent if a substantial portion of a scheduled payment has not been received by the date such payment was contractually due. Delinquencies may vary from period to period based upon the average age or seasoning of the portfolio, seasonality within the calendar year and economic factors. Delinquencies are presented on a Sunday-to-Sunday basis, which reflects delinquencies as of the nearest Sunday to period end. Sunday is used to eliminate any impact of the day of the week on delinquencies since delinquencies tend to be higher mid-week.

Credit Quality Indicators

Our proprietary credit grading system segments our customers into eight distinct credit grades. These credit grades range from A+ to D-, with A+ being the lowest risk credit grade and a D- being the highest risk credit grade. Generally, the lower the risk grade, the lower the unit loss rate. A summary of our portfolio by our internally assigned credit risk ratings at March 31, 2013, and December 31, 2012, is as follows:

At March 31, 2013

Grade	Average Fico Score (1)	Percentage of Portfolio Contracts	Total Loans (2)	Percentage of Portfolio Principal	Portfolio Principal
					($ in thousands)
A+	555	10.3%	15,019	10.5%	$178,406
A	540	18.3%	26,575	18.6%	317,210
B	517	37.3%	54,078	38.0%	648,685
C	504	28.8%	41,790	28.3%	483,127
C-	489	3.8%	5,546	3.3%	56,882
D+/D/D-	482	1.5%	2,202	1.3%	22,741

		100.0%	145,210	100.0%	$1,707,051

At December 31, 2012

Grade	Average Fico Score (1)	Percentage of Portfolio Contracts	Total Contracts	Percentage of Portfolio Principal	Total Portfolio Principal
					($ in thousands)
A+	556	10.4%	14,660	10.6%	$169,023
A	539	18.5%	25,998	18.8%	301,173
B	517	37.3%	52,476	38.2%	612,084
C	503	28.4%	40,066	27.8%	445,497
C-	488	3.9%	5,447	3.3%	53,512
D+/D/D-	478	1.5%	2,101	1.3%	20,421

		100.0%	140,748	100.0%	$1,601,710

(1)	Average FICO score is provided as an external metric of credit quality. FICO score is not utilized as the primary tool in determining internal credit grade.
(2)	Excludes Carvana originations.

Concentration of Credit Risk

As of March 31, 2013, and December 31, 2012, our portfolio concentration by state was as follows:

As of March 31, 2013	As of December 31, 2012
State	Percent of Portfolio	Loan Principal (in thousands)	State	Percent of Portfolio	Loan Principal (in thousands)
Texas	22.4%	$384,359	Texas	23.0%	$369,021
Florida	15.2%	261,348	Florida	15.4%	247,281
North Carolina	9.6%	163,058	North Carolina	9.9%	157,670
Georgia	7.7%	130,818	Georgia	7.6%	122,027
Virginia	6.5%	110,887	Arizona	6.8%	108,792
Arizona	6.4%	108,947	Virginia	6.7%	106,749
Tennessee	4.9%	83,020	Tennessee	4.6%	72,967
California	4.4%	75,524	California	4.4%	71,005
Nevada	3.8%	64,948	Nevada	4.0%	63,346
South Carolina	3.7%	63,827	South Carolina	3.6%	58,163
Alabama	3.1%	53,224	New Mexico	3.0%	48,421
New Mexico	2.9%	48,745	Alabama	2.8%	44,787
Oklahoma	2.3%	38,703	Oklahoma	2.3%	36,109
Colorado	2.1%	35,458	Colorado	2.2%	35,268
Ohio	1.7%	28,409	Indiana	1.3%	21,603
Indiana	1.4%	24,084	Ohio	1.1%	17,417
Mississippi	1.1%	19,371	Mississippi	1.0%	15,847
Arkansas	0.4%	6,252	Arkansas	0.2%	3,218
Missouri	0.4%	6,069	Missouri	0.1%	2,019

	100.0%	$1,707,051		100.0%	$1,601,710

Allowance for Credit Losses

The following table sets forth the rollforward of the allowance for credit losses for the periods indicated:

	Three Months Ended March 31,
	2013	2012
	($ in thousands)
Allowance Activity:
Balance, beginning of period	$252,590	$221,533
Provision for credit losses	77,842	60,342
Net charge-offs	(60,810)	(44,848)
Balance, end of period	$269,622	$237,027

Allowance as a percent of portfolio principal	15.7%	15.1%
Charge-off Activity:
Principal balances	$(97,917)	$(82,851)
Recoveries, net	37,107	38,003
Net charge-offs	$(60,810)	$(44,848)

At March 31, 2013 and December 31, 2012 recovery receivables of $29.4 million and $37.0 million, respectively, were included as a component of other assets in the accompanying condensed consolidated balance sheets.

(4) Finance Receivables

The following summarizes the components of finance receivables:

	December 31,
	2012	2011
	($ in thousands)
Principal Balances	$1,601,710	$1,466,680
Accrued Interest	16,414	12,971
Loan Origination Costs	16,498	15,689

Finance Receivables	$1,634,622	$1,495,340

Our finance receivables are defined as one segment and class of loan, which is the sub-prime consumer auto loan. Therefore, the disaggregation of information into portfolio segment and classes for assets with different risk characteristics is limited, and the level of risks inherent in our financing receivables are managed as one homogeneous pool and further segmented with our proprietary credit scoring system as described below in “—Credit Quality Indicators.” We have chosen our internal customer credit scoring model as our key credit quality indicator because it has a direct and prominent impact in managing our portfolio receivables and monitoring its performance.

Finance receivables pledged as collateral associated with liabilities in our warehouse facilities, asset backed securitizations, and bank term financings, are provided in Note 8—“Debt Obligations.” We do not place loans on nonaccrual status, nor do we classify loans as impaired, since accounts are charged-off when the loan becomes contractually past due under our charge-off policy. We do not have loans that meet the definition of troubled debt restructurings.

Credit quality information for our finance receivables portfolio is provided as of the dates indicated below:

Age Analysis of Past Due Finance Receivables

	December 31,
Days Delinquent:	2012		2011
	($ in thousands)
	Percent of Portfolio	Loan Principal	Percent of Portfolio	Loan Principal
Current	49.1%	$786,765	66.8%	$979,155
01-30 Days	33.0%	528,300	22.0%	322,670
31-60 Days	10.0%	161,157	7.1%	104,574
61-90 Days	5.1%	81,378	3.8%	55,881
91-120 Days	2.8%	44,110	0.3%	4,400

Total Past Due	50.9%	$814,945	33.2%	$487,525

Total Finance Receivables	100.0%	$1,601,710	100.0%	$1,466,680

An account is considered delinquent if a substantial portion of a scheduled payment has not been received by the date such payment was contractually due. Delinquencies may vary from period to period based upon the average age or seasoning of the portfolio, seasonality within the calendar year and economic factors. Delinquencies are presented on a Sunday-to-Sunday basis, which reflects delinquencies as of the nearest Sunday to period end. Sunday is used to eliminate any impact of the day of the week on delinquencies since delinquencies tend to be higher mid-week.

Credit Quality Indicators

We monitor our portfolio performance and the credit grade mix of originations. Our proprietary credit grading system segments our customers into eight credit grades. We control the grade mix of originations through the finance terms provided to our customers, which are established centrally by our risk management team, and applied consistently throughout our dealership network. Our loans have an average original term of approximately 57 months and an average life of 31 months, due to charge-offs and pay-offs. The average life of our loans enables us to closely monitor credit trends and make appropriate adjustments to both the grade mix and pricing of our originations.

Many companies use FICO scores as a standard metric to assess the credit risk of customers. Our internal scoring models include the use of alternative data sources along with traditional credit bureau data which allow us the ability to separate the credit risk levels of the subprime auto segment into different categories. Our centralized proprietary credit scoring models are currently used to classify customers into various risk grades that are linked to financing parameters. The scoring models are periodically updated to account for changes in loan performance, data sources, geographic presence, economic cycles, and business processes.

Prior to each sale, we require our customers to complete a credit application. Upon entering the customer information into our origination system, our proprietary credit scoring system determines the customer’s credit grade, which is used by the dealership to help select vehicles that fit the required finance terms and the customer’s needs. The customer’s credit grade and type of vehicle determine the term, maximum installment payment, and minimum down payment amounts. The annual percentage rate (“APR”) charged is a function of the customer’s credit grade, down payment, and model year of the vehicle. Our centralized risk management and pricing departments set these terms. The static-pool tracking of portfolio loss performance is also monitored by credit grade. Our scoring model is comprised of eight credit grades ranging from A+ to D-, with A+ being the lowest risk credit grade and a D- being the highest risk credit grade. Generally, the lower the risk grade, the lower the unit loss rate.

Concentration of Credit Risk

At December 31, 2012, a summary of our portfolio by our internally assigned credit risk ratings was as follows:

Grade	Average Fico Score (1)	Percentage of Portfolio Contracts	Total Contracts	Percentage of Portfolio Principal	Total Portfolio Principal
					($ in thousands)
A+	556	10.4%	14,660	10.6%	$169,023
A	539	18.5%	25,998	18.8%	301,173
B	517	37.3%	52,476	38.2%	612,084
C	503	28.4%	40,066	27.8%	445,497
C-	488	3.9%	5,447	3.3%	53,512
D+/D/D-	478	1.5%	2,101	1.3%	20,421

		100.0%	140,748	100.0%	$1,601,710

At December 31, 2011, a summary of our portfolio by our internally assigned credit risk ratings was as follows:

Grade	Average Fico Score (1)	Percentage of Portfolio Contracts	Total Contracts	Percentage of Portfolio Principal	Total Portfolio Principal
					($ in thousands)
A+	557	10.4%	14,270	10.7%	$156,935
A	538	18.2%	24,954	18.7%	274,269
B	516	36.8%	50,582	38.3%	561,738
C	500	28.2%	38,756	27.1%	397,470
C-	486	4.7%	6,400	3.8%	55,734
D+/D/D-	475	1.7%	2,331	1.4%	20,534

		100.0	137,293	100.0	$1,466,680

(1)

Average FICO score is provided as an external metric of credit quality, but is generally not utilized to determine internal credit grade. Our internal scoring model is the primary driver of our internal credit grade. Average FICO presented excludes originations with no FICO.

Our portfolio concentration by state was as follows:

December 31, 2012
State	Percent of Portfolio	Loan Principal
		($ in thousands)
Texas	23.0%	$369,021
Florida	15.4%	247,281
North Carolina	9.9%	157,670
Georgia	7.6%	122,027
Arizona	6.8%	108,792
Virginia	6.7%	106,749
Tennessee	4.6%	72,967
California	4.4%	71,005
Nevada	4.0%	63,346
South Carolina	3.6%	58,163
New Mexico	3.0%	48,421
Alabama	2.8%	44,787
Oklahoma	2.3%	36,109
Colorado	2.2%	35,268
Indiana	1.3%	21,603
Ohio	1.1%	17,417
Mississippi	1.0%	15,847
Arkansas	0.2%	3,218
Missouri	0.1%	2,019

	100.0%	$1,601,710

December 31, 2011
State	Percent of Portfolio	Loan Principal
		($ in thousands)
Texas	23.9%	$351,210
Florida	16.6%	243,024
North Carolina	10.3%	150,920
Arizona	7.6%	112,097
Virginia	7.3%	106,715
Georgia	7.3%	106,415
California	4.9%	72,137
Nevada	4.6%	67,631
Tennessee	3.9%	56,925
New Mexico	3.6%	53,484
Colorado	2.8%	40,558
South Carolina	2.6%	37,987
Oklahoma	1.9%	28,229
Alabama	1.7%	25,455
Indiana	0.5%	6,843
Mississippi	0.4%	5,844
Ohio	0.1%	1,206
Arkansas	—	—
Missouri	—	—

	100.0%	$1,466,680

Allowance for Credit Losses

We maintain an allowance for credit losses on an aggregate basis at a level we consider sufficient to cover probable credit losses inherent in our portfolio of receivables as of each reporting date. The allowance takes into account historical credit loss experience, including timing, frequency and severity of losses. This estimate of existing probable credit losses inherent in the portfolio is primarily based on static pool analyses by month of origination based on origination principal, credit grade mix and deal structure, including down payment and term. The evaluation of the adequacy of the allowance also considers factors and assumptions regarding the overall portfolio quality, delinquency status, the value of the underlying collateral, current economic conditions that may affect the borrowers’ ability to pay, and the overall effectiveness of collection efforts.

The static pool loss curves by grade are adjusted for actual performance to date and historical seasonality patterns. The forecasted periodic loss rates, which drive the forecast for estimated gross losses (before recoveries) are calculated by factoring amortization speed and origination terms. Recoveries are estimated using historical unit and dollar static pool recovery activity to forecast recoveries for estimated charge-offs at the balance sheet date. The forecasted recovery rates (on a per unit basis) are based on the historical unit recovery trend by recovery type as adjusted for estimated impacts of economic and market conditions.

The allowance model is sensitive to changes in assumptions such that an increase or decrease in our forecasted net charge-offs would increase or decrease the allowance as a percentage of principal outstanding required to be maintained. The amount of our allowance is sensitive to losses within credit grade, recovery values, deal structure, the loss emergence period and overall credit grade mix of the portfolio.

The following table sets forth the roll forward of the allowance for credit losses for the periods indicated:

	Years Ended December 31,
	2012	2011
	($ in thousands)
Allowance Activity:
Balance, beginning of period	$221,533	$208,000
Provision for credit losses	253,603	207,198
Net charge-offs	(222,546)	(193,665)

Balance, end of period	$252,590	$221,533

Allowance as a percent of ending principal	15.7%	15.1%
Charge-off Activity:
Principal balances	$(372,493)	$(338,357)
Recoveries, net	149,947	144,692

Net charge-offs	$(222,546)	$(193,665)

Dealer Finance Receivables	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Text Block [Abstract]
Dealer Finance Receivables
(4)	Dealer Finance Receivables—GO

The following is a summary of the activity in Dealer Finance Receivables:

	Three Months Ended March 31,
	2013	2012
	($ in thousands)
Balance Beginning of Period	$40,956	$24
Advances During the Period	38,960	5,502
Revenue Recognized, Net	2,037	125
Payments to Reduce Amount Advanced	(7,200)	(178)

Balance, End of Period	$74,753	$5,473

At March 31, 2013 and December 31, 2012 we have not recorded impairment on any pools.

Accretable yield represents the amount of revenue the Company expects over the remaining life of existing portfolios.

Changes in accretable yield were as follows:

	Three Months Ended March 31,
	2013	2012
	($ in thousands)
Balance Beginning of Period	$8,887	$—
Accretion (Revenue Recognized)	(2,037)	(125)
Additions	9,999	1,792
Reclassification from (to) Nonaccretable Yield	—	—

Balance, End of Period	$16,849	$1,667

Non-accretable yield represents the difference between the total contractual net cash flows of Dealer Finance Receivables and the expected cash flows. This difference is neither accreted into income nor recorded on our balance sheet since it represents the portion of cash flows not expected to be received. Contractual net cash flows are comprised of the underlying contractual cash flows from consumer loans aggregated with the total accretable yield to be earned on Dealer Finance receivables over the life of the Dealer Pool. Although we are required to present contractual cash flows, we do not believe that contractual net cash flows on the underlying consumer loans are relevant in assessing our potential future cash flows because we are not entitled to the contractual cash flows and do not expect to receive 100% of contractual cash. Expected net cash flows represent the loss adjusted contractual cash flows, including earnings thereon. Components of non-accretable yield are as follows:

As of March 31, 2013
($ in thousands)
Contractual Net Cash Flows (1)	$103,306
Expected Net Cash Flows	(91,602)

Non-accretable Yield	$11,704

(1)	Contractual net cash flows represents total cash payments due across all dealer servicing agreements for repayment of dealer advances and contract servicing.

(5) Dealer Finance Receivables

The following is a summary of the activity in dealer finance receivables for the periods presented:

	Years Ended December 31,
	2012	2011
	($ in thousands)
Balance Beginning of Period	$24	$—
Advances during the period	45,438	24
Revenue Recognized, Net	2,168	—
Payments to reduce amount advanced	(6,674)	—

Balance end of period	$40,956	$24

Accretable yield represents the amount of revenue expected over the remaining life of existing pools, but is not part of the carrying value of these receivables at period end. Changes in accretable yield were as follows:

	Years Ended December 31,
	2012	2011
	($ in thousands)
Balance Beginning of Period	$—	$—
Accretion (Revenue Recognized)	(2,168)	—
Additions	11,055	—
Reclassification From (to) Non-accretable Difference	—	—

Balance End of Period	$8,887	$—

Non-accretable yield represents the difference between the total contractual net cash flows of dealer finance receivables and the expected cash flows. This difference is neither accreted into income nor recorded on our balance sheets since it represents the portion of cash flows not expected to be received. Contractual net cash flows are comprised of the underlying contractual cash flows from consumer loans aggregated with the total accretable yield to be earned on dealer finance receivables over the life of the dealer pool. Expected net cash flows represent the loss adjusted contractual cash flows, including earnings thereon. Components of non-accretable yield are as follows:

As of December 31, 2012
($ in thousands)
Contractual Net Cash Flows	$56,287
Expected Net Cash Flows	(49,843)

Non-accretable Yield	$6,444

Credit Quality Indicators—GO Financial

We monitor dealer portfolio performance and the credit grade mix of dealer originations. We use the same proprietary credit grading system for GO Financial that we employ for DriveTime originations, which segments dealer customers into eight credit grades. Dealers have access to an internet portal to utilize our credit scoring system and to price each customer finance arrangement.

Our internal scoring models include the use of alternative data sources along with traditional credit bureau data which allow us the ability to separate the credit risk levels of the subprime auto segment into different categories. Our centralized proprietary credit scoring models are currently used to classify customers into various risk grades that are linked to financing parameters. The scoring models are periodically updated to account for changes in loan performance, data sources, geographic presence, economic cycles, and business processes.

Prior to each sale, we require dealer customers to complete a credit application and provide various other documentation for underwriting such as proof of income, residence, and employment. Upon entering the customer information into our origination system, our proprietary credit scoring system determines the customer’s credit grade, which is used by the dealership to help select vehicles that fit the required deal terms and the customer’s needs. The customer’s credit grade and type of vehicle determine the term, maximum installment payment, and minimum down payment amounts. The annual percentage rate (APR) charged is a function of the customer’s credit grade, down payment, and model year of the vehicle. Our centralized risk management and pricing departments set these terms. The static-pool tracking of portfolio loss performance is also monitored by credit grade. Our scoring model is comprised of eight credit grades ranging from A+ to D-, with A+ being the lowest risk credit grade and a D- being the highest risk credit grade. Generally, the lower the risk grade, the lower the unit loss rate.

Concentration of Credit Risk

The following is a summary of GO Financial’s portfolio by our internally assigned credit risk ratings as of December 31, 2012:

Grade	Average FICO Score(1)	Total Contracts Outstanding	Percentage of Portfolio Contracts	Total Portfolio Principal	Percentage of Portfolio Principal	Average Advance Rate
				($ in thousands)
A+	557	319	6.7%	$3,399	6.9%	79.2%
A	541	706	14.8%	7,744	15.7%	77.5%
B	531	1,617	33.8%	17,092	34.7%	75.5%
C	521	1,598	33.4%	16,185	32.8%	72.5%
C-	508	366	7.7%	3,342	6.8%	70.8%
D	497	171	3.6%	1,508	3.1%	67.6%

		4,777	100.0%	$49,270	100.0%	74.4%

(1)

Average FICO score is provided as an external metric of credit quality, but is generally not utilized to determine internal credit grade. Our internal scoring model is the primary driver of our internal credit grade. Average FICO presented excludes originations with no FICO.

Debt Obligations	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Obligations
(5)	Debt Obligations

Portfolio Term Financings

The following is a summary of portfolio term financings:

	As of March 31, 2013	As of December 31, 2012
	($ in thousands)
Securitization Debt:
Asset backed security obligations	$569,884	$677,118
Bank Term Financing:
Variable rate secured financing transactions for our finance receivable portfolio	319,322	347,360
Portfolio Term Residual Financing:
Variable rate financing facility secured by residual interests in finance receivables of certain warehouse facilities and securitization trusts	100,000	25,000

Total Portfolio Term Financings	$989,206	$1,049,478

Securitization debt

The following table provides a summary of securitization transactions with outstanding balances for each period presented:

	As of March 31, 2013				As of December 31, 2012
Transactions	Debt Balance	Gross Receivables Pledged	Cash Reserve	Interest Rate (1)	Debt Balance	Gross Receivables Pledged	Cash Reserve	Interest Rate (1)
	($ in thousands)				($ in thousands)
2010-1	$16,037	$40,958	$4,500	3.6%	$23,036	$55,525	$4,500	3.6%
2011-1	48,398	67,170	4,200	3.0%	60,335	84,198	4,200	3.0%
2011-2	69,436	84,419	4,500	2.9%	84,977	103,779	4,500	2.9%
2011-3	106,570	129,943	4,500	3.9%	130,347	159,068	4,500	3.9%
2012-1	145,443	188,752	4,500	3.5%	170,198	219,252	4,500	3.5%
2012-2	184,000	223,914	4,500	2.9%	208,225	251,409	4,500	2.9%

	$569,884	$735,156	$26,700		$677,118	$873,231	$26,700

(1)	These rates represent the original duration weighted average rates of the outstanding asset-backed securities.

Asset-backed securities outstanding are secured by underlying pools of finance receivables (collateral) and investments held in trust (cash reserve). Credit enhancement for the asset-backed securities consists of a cash reserve account, over collateralization, and subordination of certain classes of notes in each trust to more senior classes of notes in such trust. Asset-backed securities outstanding have interest payable monthly at the fixed rates represented in the table above. All outstanding securitizations were rated in tranches with credit ratings from AAA to BBB by S&P and DBRS.

Individual securitization trusts are not cross-collateralized or cross-defaulted. Additionally, we have the option to purchase the remaining loans in a trust when the remaining principal balances of the loans reach 10% of their original principal balance.

Bank term financing

Bank term financings are secured by underlying pools of finance receivables and a cash reserve account. At March 31, 2013 and December 31, 2012, our outstanding bank term financing with Wells Fargo Bank bears interest at LIBOR plus 2.00% (2.20% at both March 31, 2013 and December 31, 2012). This facility includes overcollateralization and a cash reserve similar to a securitization transaction, but consists of only one class of bonds and is unrated. At March 31, 2013 and December 31, 2012, $401.6 million and $443.9 million in receivables were pledged as collateral to this facility, respectively. At March 31, 2013 and December 31, 2012, $6.9 million was held as a cash reserve for this facility.

Portfolio term residual financing

The term residual facility with Santander Consumer USA Inc. (“Santander”) is secured by residual interests in our warehouse facilities and certain securitization trusts. The amounts outstanding under the facility bear interest at LIBOR + 3.50% or LIBOR + 6.00%, depending upon whether certain conditions are satisfied. This facility provides for funding through December 2019, with a term-out feature resulting in a final maturity of December 2020. At March 31, 2013, we were in compliance with all financial covenants of the facility. For the three months ended March 31, 2013, interest accrued at LIBOR + 3.50% (3.70% at March 31, 2013).

Portfolio warehouse facilities

The following is a summary of portfolio warehouse facilities:

	As of March 31, 2013
	Amount Drawn	Facility Amount	Stated Advance Rate	Collateral (1)	Interest Rate (2)	Expiration Date	Final Maturity
	($ in thousands)
Portfolio Warehouse Facilities:
Deutsche Bank Warehouse Facility	$48,100	$150,000	65%	111,641	2.45%	Dec 2014	Dec 2015
Wells Fargo Warehouse Facility	53,000	150,000	58%	119,858	2.45%	Dec 2013	Dec 2015
RBS Warehouse Facility (3)	43,900	125,000	65%	116,138	2.50%	Mar 2014	Mar 2015

Total Portfolio Warehouse Facilities	$145,000	$425,000

	As of December 31, 2012
	Amount Drawn	Facility Amount	Stated Advance Rate	Collateral (1)	Interest Rate (2)	Expiration Date	Final Maturity
	($ in thousands)
Portfolio Warehouse Facilities:
Deutsche Bank Warehouse Facility	$19,300	$150,000	65%	38,881	2.46%	Dec 2014	Dec 2015
Wells Fargo Warehouse Facility	23,000	150,000	58%	42,778	2.46%	Dec 2013	Dec 2015
RBS Warehouse Facility	14,900	125,000	53%	26,707	1.65%	Mar 2013	Mar 2014

Total Portfolio Warehouse Facilities	$57,200	$425,000

(1)	Collateral represents underlying pools of finance receivables pledged to each facility.
(2)	Interest rate at period end equal to contractual benchmark plus index.

Deutsche Bank Warehouse Facility

We have a revolving warehouse facility with Deutsche Bank AG, New York Branch (Deutsche Bank). The amounts outstanding under the facility bear interest at LIBOR plus 2.25%. At March 31, 2013, we were in compliance with all financial covenants of this facility.

Wells Fargo Warehouse Facility

We have a revolving warehouse facility with Wells Fargo Bank, N.A. (Wells Fargo). On March 15, 2013 we executed an amendment to permit contracts originated by GO Financial to be pledged as collateral. The amounts outstanding under the facility bear interest at LIBOR plus 2.25%. At March 31, 2013, we were in compliance with all financial covenants of this facility.

RBS Warehouse Facility

We have a revolving warehouse facility with The Royal Bank of Scotland plc (RBS). The amounts outstanding under the facility bear interest at LIBOR plus 2.25%. At March 31, 2013, we were in compliance with all financial covenants of this facility.

Senior secured notes payable

A summary of our 12.625% senior secured notes due 2017 (the “Senior Secured Notes”) payable follows:

	As of March 31, 2013	As of December 31, 2012
	($ in thousands)
Senior Secured Notes Payable	$193,392	$193,320
Senior Secured Notes Payable—Related Party	5,000	5,000

Total Senior Secured Notes Payable	$198,392	$198,320

In June 2010, we issued $200.0 million of the Senior Secured Notes. The notes were issued with an original issuance price of 98.854%, resulting in an effective yield of 12.875%. Interest on the Senior Secured Notes is payable semi- annually in arrears on June 15th and December 15th of each year. As of March 31, 2013, we were in compliance with all financial covenants of the Senior Secured Notes. At March 31, 2013 and December 31, 2012, the Senior Secured Notes are shown net of unamortized discount of $1.6 million and $1.7 million, respectively. In May 2013, we issued an additional $50.0 million of the Senior Secured Notes. See Note 12- Subsequent Events for further information.

Other secured notes payable

A summary of other secured notes payable follows:

	As of March 31, 2013
	Balance	Max Facility Capacity	Advance Rate	Interest Rate (1)	Expiration Date
	($ in thousands)
Other Secured Notes Payable
Revolving Inventory Facility	$111,321	$130,000	85%	3.75%	Nov 2014
Mortgage Note Payable	12,397	n/a	n/a	5.87%	Mar 2017
Real Estate Facility	11,269	25,000	70%	4.20%	Oct 2020
Equipment Note Payable	1,681	n/a	n/a	4.75%	Apr 2013

Total Other Secured Notes Payable	$136,668	$155,000

	As of December 31, 2012
	Balance	Max Facility Capacity		Advance Rate		Interest Rate (1)	Expiration Date
	($ in thousands)
Other Secured Notes Payable
Revolving Inventory Facility	$91,320	$140,000	(3)	85	%(2)	3.75%	Nov 2014
Mortgage Note Payable	12,454	n/a		n/a		5.87%	Mar 2017
Real Estate Facility	11,733	25,000		70%		4.21%	Oct 2020
Equipment Note Payable	1,774	n/a		n/a		4.75%	Apr 2013

Total Other Secured Notes Payable	$117,281	$165,000

(1)	Interest rate at period end equal to contractual benchmark plus index.
(2)	Advance rate is based on qualifying vehicle cost and is secured by our entire inventory.
(3)	Inclusive of a $10.0 million seasonal increase in the months of November through the end of January.

Revolving inventory facility

We have a revolving inventory line with Wells Fargo, Santander and Manheim Automotive Financial Services, Inc. The interest rate on the facility is based on the Daily One Month Libor rate plus 3.5%. At March 31, 2013, we were in compliance with all financial covenants of this facility.

Mortgage note payable

We have a mortgage note payable which is secured by our operations call center building in Mesa, Arizona (a commercial property). Terms of the note agreement provide for monthly principal and interest payments with a final balloon payment. At March 31, 2013, we were in compliance with all financial covenants of this loan.

Real estate facility

We have a seven year fully amortizing real estate facility with Wells Fargo. The amounts outstanding under the facility bear interest at LIBOR plus 4.0%. At March 31, 2013, we were in compliance with all financial covenants of this facility, and the line was collateralized by nine properties.

Equipment note payable

We have an equipment note payable, which is secured by an aircraft and bears interest at the Prime rate plus 1.5%. In April 2013, we executed an amendment to the note, which extended the maturity date to April 2015 and lowered the interest rate to Prime plus 1.0%. Terms of the note agreement provide for monthly principal and interest payments with a final balloon payment. At March 31, 2013, we were in compliance with all financial covenants of this loan.

(8) Debt Obligations

Portfolio Term Financings

The following is a summary of portfolio term financings:

	December 31,
	2012	2011
	($ in thousands)
Securitization Debt:
Asset Backed Security obligations issued pursuant to the Company’s securitizations	$677,118	$679,031
Bank Term Financing:
Secured financing transactions for our finance receivable portfolio	347,360	3,603
Portfolio Term Residual Financing:
Fixed rate financing facility secured by residual interests in finance receivables of warehouse facilities	25,000	100,000

Total Portfolio Term Financings	$1,049,478	$782,634

Securitization debt

The following table is a summary of securitization transactions with outstanding balances for each period presented:

	Original Debt Amount	As of December 31, 2012				As of December 31, 2011
Transactions		Debt Balance	Gross Receivables Pledged	Cash Reserve	Interest Rate (1)	Debt Balance	Gross Receivables Pledged	Cash Reserve	Interest Rate (1)
		($ in thousands)				($ in thousands)
2009-1	$192,600	$—	$—	$—	5.3%	$54,451	$78,264	$1,500	5.3%
2010-1	228,000	23,036	55,525	4,500	3.6%	87,362	138,858	4,499	3.6%
2011-1	214,181	60,335	84,198	4,200	3.0%	125,711	177,253	4,200	3.0%
2011-2	246,880	84,977	103,779	4,500	2.9%	176,163	213,542	4,500	2.9%
2011-3	246,886	130,347	159,068	4,500	3.9%	235,344	283,447	4,500	3.9%
2012-1	235,046	170,198	219,252	4,500	3.5%	—	—	—
2012-2	247,200	208,225	251,409	4,500	2.9%	—	—	—

		$677,118	$873,231	$26,700		$679,031	$891,364	$19,199

(1)	These rates represent the original duration weighted average rates of the outstanding asset-backed securities.

Asset-backed securities outstanding are secured by underlying pools of finance receivables (collateral) and investments held in trust (cash reserve). Asset-backed securities outstanding have interest payable monthly at fixed rates. These rates represent the original duration weighted average rates of the outstanding asset-backed securities. Credit enhancement for the asset-backed securities consists of a reserve account, over collateralization, and subordination of certain classes of notes in each trust to more senior classes of notes in such trust. Over collateralization represents finance receivable principal balance in excess of the face value of asset-backed securities issued. Cash reserves are funded with proceeds from the sale of asset-backed securities and through cash collections. Asset-backed securities outstanding have interest payable monthly at the fixed rates represented in the table above. The 2012-2, 2012-1, 2011-3, 2011-2, 2011-1 and 2010-1 securitizations were rated in tranches with credit ratings from AAA to BBB by S&P and DBRS, and the 2009-1 securitization was rated in tranches with credit ratings from AAA to A by DBRS.

Individual securitization trusts are not cross-collateralized or cross-defaulted. Additionally, we have the option to purchase the remaining loans in a trust when the remaining principal balances of the loans reach 10% of their original principal balance.

Portfolio term residual financing

At December 31, 2012, our term residual facility with Santander Consumer USA Inc. (“Santander”) was secured primarily by residual interests in our warehouse facilities. We amended the terms on this facility on December 31, 2012 to extend the term through December 31, 2019, reduce the interest rate, and allow for GO Financial collateral to be included as eligible borrowing base on the facility provided the collateral is approved to be eligible in our warehouse facilities. The interest rate on this facility changed from 8.62% to LIBOR + 3.50% or LIBOR + 6.00%, depending upon whether certain conditions are satisfied. We borrowed the remaining $75.0 million available on this facility on January 4, 2013.

Bank term financings

Bank term financings are secured by underlying pools of finance receivables and in certain cases, a cash reserve account. In November 2012, we executed a $350 million bank term financing with Wells Fargo bearing interest at LIBOR plus 2.0% (2.20% at December 31, 2012). This facility includes overcollateralization and a cash reserve similar to a securitization transaction, but consists of only one class of bonds and is unrated. At December 31, 2011, interest rates on our outstanding bank term financings were at a fixed rate of 8.0%. The net advance rate on the receivables ranged from 55.9% to 67.1% of the principal balance for transactions outstanding at December 31, 2011.

Portfolio warehouse facilities

The following is a summary of portfolio warehouse facilities:

	As of December 31, 2012
	Amount Drawn	Facility Amount	Stated Advance Rate	Collateral (1)	Interest Rate (2)	Expiration Date	Final Maturity
	($ in thousands)
Portfolio Warehouse Facilities:
Deutsche Bank Warehouse Facility	$19,300	$150,000	65%	38,881	2.46%	12/31/2014	12/31/2015
Wells Fargo Warehouse Facility	23,000	150,000	58%	42,778	2.46%	12/31/2013	12/31/2015
RBS Warehouse Facility (3)	14,900	125,000	53%	26,707	1.65%	3/14/2013	3/14/2014
UBS Warehouse Facility	—	—

Total Portfolio Warehouse Facilities	$57,200	$425,000

	As of December 31, 2011
	Amount Drawn	Facility Amount	Stated Advance Rate	Collateral (1)	Interest Rate (2)	Expiration Date	Final Maturity
	($ in thousands)
Portfolio Warehouse Facilities:
Deutsche Bank Warehouse Facility	$39,000	$150,000	58%	110,000	2.54%	12/31/2012	12/31/2013
Wells Fargo Warehouse Facility	40,000	150,000	58%	78,500	2.53%	12/31/2013	12/31/2015
RBS Warehouse Facility	30,600	125,000	53%	100,400	1.88%	5/31/2012	5/31/2013
UBS Warehouse Facility	31,792	125,000	60%	105,500	2.18%	8/31/2012	8/31/2013

Total Portfolio Warehouse Facilities	$141,392	$550,000

(1)	Collateral represents underlying pools of finance receivables pledged to each facility.
(2)	Interest rate at period end equal to contractual benchmark plus index.
(3)	Facility was renewed in March 2013. See Note 16—“Subsequent Events” for information on renewal of this facility.

Deutsche Bank Warehouse Facility

We have a revolving warehouse facility with Deutsche Bank AG, New York Branch (“Deutsche Bank”). On December 21, 2012 we executed amendment No. 2 on this facility to extend the term of the facility through December 21, 2014. The amounts outstanding under the facility bear interest at LIBOR plus 2.25% as of December 31, 2012 and 2011. At December 31, 2012, we were in compliance with all financial covenants of this facility.

Wells Fargo Warehouse Facility

We have a revolving warehouse facility with Wells Fargo Bank, N.A. (“Wells Fargo”). The amounts outstanding under the facility bear interest at LIBOR plus 2.25% as of December 31, 2012 and 2011. At December 31, 2012, we were in compliance with all financial covenants of this facility.

RBS Warehouse Facility

We have a revolving warehouse facility with The Royal Bank of Scotland PLC (“RBS”). The amounts outstanding under the facility bear interest at LIBOR plus 1.4% and 1.5% as of December 31, 2012 and 2011, respectively. At December 31, 2012, we were in compliance with all financial covenants of this facility.

In March 2013, we renewed and extended this facility with RBS. See Note 16—“Subsequent Events” for further information.

UBS Warehouse Facility

We had a revolving warehouse facility with UBS Real Estate Securities Inc., which expired and we paid off in August 2012. Prior to expiration, amounts outstanding under the facility bore interest at LIBOR plus 1.90%.

Collateral

The finance receivables pledged as collateral to each of the warehouse facilities is established for the benefit of the note holders, and the respective carrying amounts of the finance receivables pledged as collateral are disclosed above. These facilities contain a borrowing base which requires us to pledge finance receivables in excess of the amounts which we can borrow under the facilities. The aggregate balance of finance receivables are presented on our consolidated balance sheets included herein, and we do not separately classify those assets serving as collateral since the creditors in each of the warehouse facilities do not have the right to sell or re-pledge the collateral, except in certain cases upon an event of default.

Warehouse Facility Structure

We formed individual limited liability companies that serve as the sole borrowers under our existing portfolio warehouse facilities, our portfolio term residual financing and our portfolio term financing. Each of these LLCs is an SPE established specifically for the purpose of the applicable lending relationship, with assets and liabilities distinct from the remainder of DTAG and DTAC. We have determined these SPE’s are VIE’s with DTAC as the primary beneficiary. These facilities do not contain mark-to-market clauses that would otherwise enable the lenders to reduce advance rates based on market conditions, limit recourse of the respective facility amounts, and limit the lenders’ ability to sell or otherwise dispose of the underlying collateral upon certain termination events. In addition, on the termination date of the facilities, (i) failure to pay amounts outstanding at termination do not immediately give rise to the applicable lender’s right to foreclose on the applicable collateral, (ii) all collections on the contracts collateralizing these facilities would be used to pay down the facility until they are paid in full, and (iii) we would continue to service the contracts that are pledged under the facility, for which we would receive an annualized service fee of up to 7.0%.

The SPE related to our term residual facility with Santander has entered into a demand note with DTAC. The demand note is guaranteed by DTAG. Prior to the termination date under the term residual facility, under certain circumstances, the lender can require DTAC to fund the demand note, and apply the proceeds to pay down the facility with the SPE. After the termination date, the lender can require DTAC to fund the demand note, at its sole discretion, and apply the proceeds to pay down the facility with the SPE if, and only if, any of the following occurs: (i) the termination date occurs as a result of an Event of Termination (as defined in the agreement), (ii) the SPE fails to maintain borrowing base compliance after the termination date, (iii) an Event of Termination occurs after the termination date and is continuing.

Senior secured notes payable

A summary of Senior Secured Notes payable follows:

	December 31,
	2012	2011
	($ in thousands)
Senior Secured Notes Payable	$193,320	$198,058
Senior Secured Notes Payable—Related Party	5,000	—

Total Senior Secured Notes Payable	$198,320	$198,058

In June 2010, DTAG and DTAC jointly issued $200.0 million of Senior Secured Notes. The notes were issued with an original issuance price of 98.854%, resulting in an effective yield of 12.875%. Interest on the Senior Secured Notes is payable semi-annually in arrears on each June 15th and December 15th. In August 2012, Verde Investments, Inc. (“Verde”) purchased $5.0 million of the Senior Secured Notes on the open market, at a purchase price of 111.0%. Subsequent to this transaction, Mr. Fidel purchased $0.5 million of the notes from Verde at an identical purchase price.

At both December 31, 2012 and December 31, 2011, the Senior Secured Notes are shown net of unamortized discount of $1.7 million and $1.9 million, respectively.

Guarantees

The Senior Secured Notes are unconditionally guaranteed by certain of our existing and future domestic restricted subsidiaries. The guarantees rank senior in right of payment to all existing and future subordinated indebtedness of these subsidiaries and equal in right of payment with all existing and future senior indebtedness of these subsidiaries.

Security

The collateral for the Senior Secured Notes consists of a (i) first lien on (a) finance receivables held by the issuers, (b) equity interests held by certain of DTAC’s wholly owned subsidiaries (“Pledged SPSs”), and (c) residual property rights in finance receivables securing other financings, in each case subject to certain exceptions, and a (ii) second lien, behind one or more secured credit facilities, on inventory owned by certain guarantors. If, following a payment default under the exchanges notes, the holders of Senior Secured Notes exercise their rights under the pledge agreement with respect to the Pledged SPSs, a third-party paying agent will direct all cash flows from the Pledged SPSs to their respective defined sets of creditors, with the residual to be paid to the collateral agent for the Senior Secured Notes. Therefore, a first-priority lien on the equity interests of the Pledged SPSs is effectively a second-priority lien on the underlying collateral held by such Pledged SPSs.

Maintenance covenants

We are required to comply with certain maintenance covenants relating to minimum net worth and minimum collateral coverage. As of December 31, 2012, we were in compliance with such covenants.

Other secured notes payable

A summary of other secured notes payable follows:

	As of December 31, 2012
	Balance	Max Facility Capacity		Advance Rate		Interest Rate (1)	Expiration Date
	($ in thousands)
Other Secured Notes Payable
Revolving Inventory Facility	$91,320	$140,000	(3)	85	%(2)	3.75%	11/30/2014
Mortgage Note Payable	12,454	n/a		n/a		5.87%	03/31/2017
Real Estate Facility	11,733	25,000		70%		4.21%	10/24/2020
Equipment Note Payable	1,774	n/a		n/a		4.75%	04/30/2013

Total Other Secured Notes Payable	$117,281	$165,000

	As of December 31, 2011
	Balance	Max Facility Capacity		Advance Rate		Interest Rate (1)	Expiration Date
	($ in thousands)
Other Secured Notes Payable
Revolving Inventory Facility	$84,500	$140,000	(3)	85	%(2)	3.88%	11/30/2014
Mortgage Note Payable	12,661	n/a		n/a		5.87%	03/31/2017
Equipment Note Payable	2,135	n/a		n/a		4.75%	04/30/2013

Total Other Secured Notes Payable	$99,296	$140,000

(1)	Interest rate at period end equal to contractual benchmark plus index.
(2)	Advance rate is based on qualifying vehicle cost and is secured by our entire inventory.
(3)	Inclusive of a $10.0 million seasonal increase in the months of November through the end of January.

Revolving inventory facility

We have a revolving inventory line with Wells Fargo, Santander and Manheim Automotive Financial Services, Inc. The facility has an advance rate of 85% of qualifying vehicle costs and is secured by our entire vehicle inventory. The interest rate on the facility is based on the Daily One Month LIBOR rate plus 3.5%. At December 31, 2012, we were in compliance with all financial covenants of this facility.

Mortgage note payable

We have a mortgage note payable which is secured by our operations call center building in Mesa, Arizona (a commercial property). Terms of the note agreement provide for monthly principal and interest payments with a final balloon payment. At December 31, 2012, we were in compliance with all financial covenants of this loan.

Real estate facility

We have a seven year fully amortizing real estate facility with Wells Fargo. The amounts outstanding under the facility bear interest at LIBOR plus 4.0% as of December 31, 2012. At December 31, 2012, we were in compliance with all financial covenants of this facility, and the line was collateralized by nine properties.

Equipment note payable

We have an equipment note payable, which is secured by an aircraft and bears interest at the Prime rate plus 1.5%. Terms of the note agreement provide for monthly principal and interest payments with a final balloon payment. At December 31, 2012, we were in compliance with all financial covenants of this loan.

Future minimum principal payments

The following table represents the future minimum principal payments required under our debt obligations and capital leases as of December 31, 2012:

	As of December 31, 2012
	Payments by Period
	($ in thousands)
	Total	Less than 1 Year (3)	Year 2	Year 3	Year 4	Year 5	More than 5 Years
Securitizations & Bank Term Financing (1)	$1,024,478	$490,919	$285,582	$158,197	$89,780	$—	$—
Portfolio warehouse facilities (2)	57,200	32,350	24,850	—	—	—	—
Portfolio Term Residual Financing	25,000	—	—	—	—	—	25,000
Senior Secured Notes	198,320	—	—	—	—	198,320	—
Inventory facility	91,321	—	91,321	—	—	—	—
Real estate mortgage loan	12,454	223	236	251	264	11,480	—
Real estate facility	11,733	448	687	1,045	1,669	2,960	4,924
Equipment note, secured by an aircraft	1,774	1,774	—	—	—	—	—
Capital lease obligations	2,275	1,205	929	141	—	—	—

Total (4)	$1,424,555	$526,919	$403,605	$159,634	$91,713	$212,760	$29,924

(1)

Securitization obligations and bank term financing agreements do not have a contractual termination date. Therefore, all collections on the contracts collateralizing the securities are used to repay the asset-backed security holders based on an expected duration of the securities.

(2)

On the termination date of the facilities, amounts outstanding at termination are not due and payable immediately. All collections on the contracts collateralizing these facilities are used to pay down the facilities until they are paid in full because these facilities contain term-out features.

(3)	Generally and historically, we renewed or replaced facilities expiring in less than one year.
(4)	Total contractual obligations exclude future interest payment obligations.

Deferred Revenue	3 Months Ended
Mar. 31, 2013
Deferred Revenue Disclosure [Abstract]
Deferred Revenue
(6)	Deferred Revenue

Beginning in the fourth quarter of 2012 we began offering our DriveCare® limited warranty as a separately priced service contract in our dealerships located in Tennessee, Virginia and Ohio (also referred to as “unbundling”). As a result, the revenue and costs of the sale of these service contracts is deferred and recognized over the life of the warranty contract, in relation to the usage and expected duration of the contracts. The deferred revenue balance is recorded as part of Accrued Expenses and Other Liabilities in the accompanying condensed consolidated balance sheet.

The following table sets forth information regarding the change in deferred revenue:

Three Months Ended March 31, 2013
(in thousands)
Balance, Beginning of Period	$2,332
Gross Revenue Deferred	7,037
Revenue Recognized	(358)

Balance, End of Period	$9,011

At March 31, 2013 deferred cost associated with our separately priced service contracts was $1.7 million.

Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
(7)	Related Party Transactions

During the three months ended March 31, 2013 and 2012, we recorded related party operating expenses as follows:

	Three Months Ended March 31,
	2013	2012
	(in thousands)
General and Administrative Expenses—Related Party
Property lease expense	$1,198	$1,220
Restricted stock compensation expense	310	465
Aircraft operating and lease expense	1,088	1,016
Salaries and wages, general & administrative and other expenses	132	228
Reimbursement of certain general and administrative expenses	(77)	(71)

Total General and Administrative Expenses—Related Party	$2,651	$2,858

Interest Expense

During the three months ended March 31, 2013 and 2012, we recorded related party interest expense as follows:

	Three Months Ended March 31,
	2013	2012
	(in thousands)
Senior Secured Notes Interest Expense—Related Party
Senior Secured Notes Payable—Verde	$142	$—
Senior Secured Notes Payable—CEO	16	—

Total Senior Secured Notes Interest Expense—Related Party	$158	$—

For a description of the nature of these transactions, see Note 10—Related Party Transactions to the Consolidated Financial Statements included in our Annual Report on Form 10-K filed on March 28, 2013.

(10) Related Party Transactions

During the years ended December 31, 2012, 2011, and 2010, we recorded related party operating expenses as follows:

	Years Ended December 31,
	2012	2011	2010
	($ in thousands)
General and Administrative Expenses—Related Party
Property lease expense	$4,768	$3,795	$6,034
Non-cash compensation expense	—	—	1,125
Restricted stock compensation expense	1,546	2,790	3,874
Aircraft operating and lease expense	4,198	3,937	3,693
Salaries and wages, general & administrative and other expenses	645	793	812
Reimbursement of certain general and administrative expenses	(284)	(314)	(420)

Total General and Administrative Expenses—Related Party	$10,873	$11,001	$15,118

Relationship with Verde Investments, Inc.

Verde is an Arizona corporation that is wholly-owned by Mr. Garcia. Verde engages in the acquisition, development, and long-term investment in real estate and other commercial assets. Mr. Garcia is the principal stockholder, president and director of Verde. Transactions between us and Verde, as well as other related parties, are described below.

Property lease expense

Included in property lease expense are costs of operating leases with Verde for certain dealership and reconditioning facilities which the Company operates, and certain dealership closing costs. For the years ended December 31, 2012, 2011, and 2010, we leased an average of 13, 14, and 15 vehicle dealership facilities, respectively, three reconditioning facilities, our former loan servicing center (which is currently being subleased to third-party tenants), and our corporate office from Verde and another affiliate of Mr. Garcia (the Garcia Family Limited Liability Partnership, LLP). Three of these facilities were closed locations as of December 31, 2012 and 2011. During the year ended December 31, 2010, we also leased one vehicle sales facility and one reconditioning center, from a director of DTAC, Steven Johnson, who is also Mr. Garcia’s brother-in-law. As of December 31, 2012 and 2011 we had no remaining leases with Steven Johnson. For the years ended December 31, 2012, 2011, and 2010, we rented one vehicle sales facility from Stephen Fidel, the brother of Mr. Fidel, our President and CEO. At December 31, 2012, the maturity of these related party leases range from 2013 to 2023. Future minimum lease payments required under related party leases are disclosed in Note 13—Commitments and Contingencies.

During the year ended December 31, 2011, we paid $0.4 million in lease termination fees on two of our closed properties to terminate the leases with Steven Johnson. During the year ended December 31, 2010, we paid $0.4 million in a lease termination fee on one of our closed properties to terminate the lease with Verde.

Restricted stock compensation expense and non-cash compensation expense

Restricted stock compensation expense represents stock compensation expense under a restricted stock agreement between DTAG, DTAC and Mr. Fidel. See Note 12—“Shareholders’ Equity & Dividends” for further information.

Non-cash compensation expense represents compensation expense associated with an employment agreement entered into in connection with a stock purchase agreement between Mr. Garcia and Mr. Fidel, in which Mr. Garcia agreed to purchase Mr. Fidel’s 5% interest in DTAG and DTAC for $17.5 million. The terms of the purchase were such that Mr. Garcia paid Mr. Fidel $6.25 million in cash and $11.25 million in a promissory note bearing interest at 8.0% per annum. The term of the note was five years with annual installment payments required. For the years ended December 31, 2012, 2011, and 2010, Mr. Garcia made annual interest payments to Mr. Fidel of $0.1 million, $0.3 million, and $0.5 million, respectively. The note was paid off in June 2012 with the payment of the fifth and final installment to Mr. Fidel.

Aircraft operating and lease expenses

We are party to a lease agreement for an aircraft with Verde under which we agreed to pay monthly lease payments of $150,000 plus taxes and are responsible for paying all operating costs and repairs and maintenance related to the aircraft. The lease expires in August 2015.

Salaries and wages, general and administrative and other expenses

Certain general and administrative expenses and salaries and wages of Verde and Verde employees who are enrolled in our health plan are reflected in our general and administrative expenses—related party.

Reimbursement of general and administrative expenses

For each of the periods presented, we received reimbursement of certain general and administrative expenses incurred by us on Verde’s behalf.

Interest Expense

During the years ended December 31, 2012, 2011, and 2010, we recorded related party interest expense as follows:

	Years Ended December 31,
	2012	2011	2010
	($ in thousands)
Non-Portfolio Debt Interest Expense—Related Party
Junior Secured Notes:
Tranche A—Related Party: CEO	$—	$—	$185
Tranche A—Related Party: Verde	—	—	3,374
Tranche B—Related Party: Verde	—	—	2,754
$75.0 million Subordinated Notes Payable	—	—	3,863

Total Non-Portfolio Debt Interest Expense—Related Party	$—	$—	$10,176

Senior Secured Notes Interest Expense—Related Party
Senior Secured Notes Payable—Verde	$237	$2,460	$2,930
Senior Secured Notes Payable—CEO	24	220	223

Total Senior Secured Notes Interest Expense—Related Party	$261	$2,680	$3,153

In August 2012, Verde purchased $5.0 million of the Senior Secured Notes on the open market, at a purchase price of 111.0% to par, plus accrued interest. Subsequent to this transaction, Mr. Fidel purchased $0.5 million of the notes purchased by Verde at an identical purchase price.

During the year ended December 31, 2011, we recorded related party interest expense associated with our June 2010 issuance of $200.0 million of the Senior Secured Notes, an aggregate of $49.0 million of which were held by Verde and Mr. Fidel. In June 2011, Verde purchased Mr. Fidel’s portion of Senior Secured Notes, and Verde sold the Senior Secured Notes it held on the open market. As a result, at December 31, 2011, none of the Senior Secured Notes were held by a related party and interest expense during 2011 is related to the period they held the notes.

During the year ended December 31, 2010, we recorded related party interest expense associated with junior secured notes, senior unsecured notes, subordinated notes, and Senior Secured Notes as depicted above.

Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
(8)	Income Taxes

The condensed consolidated financial statements consist of financial and operating data of DTAG and DTAC, which are both S corporations. Since DTAC and DTAG are flow-through entities for federal income tax purposes, there is no federal income tax expense related to the income of DTAC and DTAG, other than for one of DTAG’s wholly-owned subsidiaries, which is a C corporation. The taxable income flows through to our shareholders who are responsible for paying the associated taxes. Although most states follow the federal recognition of S corporation status, some states do impose an entity level tax on that income; therefore, the tax expense is adjusted accordingly. We did not have an income tax liability as of March 31, 2013. Our income tax liability was $0.2 million as of December 31, 2012.

(11) Income Taxes

The consolidated financial statements consist of DTAG (S-corporation status elected in 2004) and DTAC (an S-corporation since inception). Since DTAC and DTAG are flow through entities for Federal income tax purposes, there is no Federal income tax expense related to the income of DTAC and DTAG, other than for one of DTAG’s wholly-owned subsidiaries, which is a C-corporation. The taxable income flows through to our shareholders who are responsible for paying the associated taxes. Although most states follow the Federal recognition of S-corporation status, some states do impose an entity level tax on that income; therefore, the tax expense is adjusted accordingly. Income tax liability was $0.2 million and $0.5 million as of December 31, 2012 and December 31, 2011, respectively.

A reconciliation between expected taxes computed at the federal statutory rate of 35% and the effective tax rate on income before income taxes follows:

	Years Ended December 31,
	2012	2011	2010
	($ in thousands)
Computed “Expected” Income Taxes	$21,192	$31,276	$24,880
Non C-Corporation (Income)	(20,644)	(30,859)	(24,174)
Entity Level State Income Tax on S Corp. Income	834	890	618
Other, Net	(188)	(86)	(920)

Computed “Expected” Income Taxes	$1,194	$1,221	$404

Components of income tax (benefit) expense are as follows:

	Years Ended December 31,
	2012	2011	2010
	($ in thousands)
Current Expense:
Federal	$532	$404	$686
State	662	817	(282)
Deferred	—	—	—

Total	$1,194	$1,221	$404

DTAG and DTAC, along with a wholly-owned C-corporation subsidiary of DTAG, file a federal and various state income tax returns. For federal purposes, the 2009 to 2011 years remain subject to examination, while for state purposes, the 2008 to 2011 years remain subject to examination. We do not have any open federal income tax examinations, but were notified in January 2013 that we will have one state income tax examination commencing later in 2013.

As of December 31, 2012 and December 31, 2011 we had not recorded any liabilities for unrecognized tax benefits, nor have we recorded any liability for interest or penalties related to such positions in our financial statements.

Shareholders' Equity, Dividends & Stock Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Shareholders' Equity, Dividends & Stock Compensation

(9)	Shareholders’ Equity, Dividends & Stock Compensation

Share Information

DTAG has authorized shares with par value of $.001 per share. Of the 1,000 shares authorized, 101.8 shares are issued and outstanding. DTAC has authorized shares with no par value. Of the 1,000,000 shares authorized, 101.8 shares are issued and outstanding.

Non-controlling Interest

Because DTAG and DTAC are consolidated for financial reporting purposes, we are required to separately present the non-controlling equity interest of the VIE (DTAC) on the condensed consolidated balance sheets and condensed consolidated statements of operations for all periods presented. The non-controlling interest is DTAC’s GAAP equity and income for the periods presented and there are no third-party competing interests in DTAC. For the amounts of assets, liabilities, revenue, and income of DTAC consolidated into DTAG at March 31, 2013, see Note 14- Supplemental Consolidating Financial Information.

Dividends

Certain of our debt facilities place restrictions on the amount of cash dividends we are permitted to pay to our shareholders. If we are in compliance with the indebtedness covenant in the Senior Secured Notes, specifically related to our ability to pay dividends, we are permitted to pay cash dividends limited to an amount not greater than the percentage of S corporation taxable income for such quarterly periods equal to the highest combined federal, state, and/or local tax rate for individuals, plus 50% of the difference between pre-tax earnings less amounts paid for tax. If we are not in compliance with the indebtedness covenant in the Senior Secured Notes, specifically related to our ability to pay dividends, we are only permitted to pay cash dividends limited to an amount not greater than the percentage of S corporation taxable income for such quarterly periods equal to the highest combined federal, state, and/or local tax rate for individuals. As of March 31, 2013, we were not in compliance with such covenant, which restricted our ability to pay dividends to the amount relative to taxable income.

During the three months ended March 31, 2013, we did not distribute any dividends. In March 2013, the Board of Directors approved a cash dividend of approximately $10.9 million, payable in April 2013 to shareholders of record on the payment date. See Note 12- Subsequent Events for further information.

Chief Executive Officer Restricted Stock Grant

For the three months ended March 31, 2013 and 2012, we recorded $0.3 million and $0.5 million, respectively, in restricted stock compensation expense associated with the December 2010 Restricted Stock Agreements between Mr. Fidel and each of DTAG and DTAC. The stock compensation recorded for these periods also credited our Paid-in Capital accounts for both companies during these periods.

(12) Shareholders’ Equity & Dividends

Share Information

DTAG—par value $0.001 per share, 1,000 shares authorized, 101.8 shares issued and outstanding; DTAC—no par value, 1,000,000 shares authorized, 101.8 shares issued and outstanding.

Non-controlling Interest

Because DTAG and DTAC are consolidated for financial reporting purposes, we are required to separately present the non-controlling equity interest of the VIE (DTAC) on the consolidated balance sheets and consolidated statements of operations for all periods presented. The non-controlling interest is DTAC’s U.S. GAAP equity and income for the periods presented and there are no third-party competing interests in DTAC. For the amounts of assets, liabilities, revenue, and income of DTAC consolidated into DTAG at December 31, 2012, see Note 18—“Supplemental Consolidating Financial Information.”

Dividends

Certain of our debt facilities place restrictions on the amount of cash dividends we are permitted to pay to our shareholders. We are permitted to pay cash dividends limited to an amount not greater than the percentage of S-corporation taxable income for such quarterly period equal to the highest combined federal, state, and/or local tax rate for individuals, plus 50% of the difference between net earnings less amounts paid for tax.

During the years ended December 31, 2012 and 2011, we paid $51.2 million and $51.8 million in dividends. We did not have any approved but unpaid dividends at December 31, 2012 or 2011, however, we had approximately $4.9 million in dividends available for distribution at December 31, 2012.

Chief Executive Officer Restricted Stock Grant

In December 28, 2010, Mr. Fidel entered into a Restricted Stock Agreement with each of DTAG and DTAC, pursuant to which he was issued an award of 2.8595 shares of restricted stock in each of DTAG and DTAC, subject to certain vesting restrictions. Mr. Fidel made an election under Section 83(b) of the United States Internal Revenue Code of 1986, as amended, to be taxed on the fair market value of the entire restricted stock grant as of the award date. In connection therewith, the fair market value of shares sufficient to satisfy Mr. Fidel’s federal and state income tax obligations with respect to the entire award was deemed to be vested in full as of the award date. However, only those shares of a value equal to the minimum statutory federal and state withholding due from Mr. Fidel on the grant were repurchased by DTAG and DTAC, and the proceeds from such repurchases were delivered to the relevant tax authorities. The remaining unvested shares of restricted stock will vest one-third each year over a period of three years based on Mr. Fidel’s continued employment with us and on the achievement of certain income before income tax targets for the consolidated results of DTAG, measured for the preceding twelve months as of June 30, 2011, 2012 and 2013. For income tax purposes, Mr. Fidel was deemed to own 2.8595 shares at the grant date, and immediately thereafter the Company repurchased 1.0899 shares resulting in Mr. Fidel owning 1.7696 shares in each of DTAG and DTAC as of December 31, 2010, 2011, and 2012. A shortfall in the performance target measured at June 30, 2011, 2012, and 2013 (and therefore a failure of one-third of the unvested shares to vest at such date) may be made up at a subsequent date if the consolidated results of DTAG exceed the relevant income before income tax target applicable to such subsequent period. Shares of restricted stock that would otherwise vest at June 30, 2013 will only become vested shares if Mr. Fidel’s employment with us continues until December 31, 2013. In connection with the execution of the Restricted Stock Agreement, Mr. Fidel also entered into a Shareholders’ Agreement with our principal shareholder and DTAG and DTAC, which, among other things, restricts his ability to transfer his shares of restricted stock and grants him certain tag-along rights in the event of a sale by our principal shareholder and certain piggy-back registration rights in connection with a public offering of our shares or any successor entity.

In December 2010, we obtained a valuation of the Company and Mr. Fidel’s 2.78% ownership from a third-party appraisal firm resulting in a $9.5 million grant date fair value of the award. As the terms of the Agreement do not meet the specific criteria for liability classification as set forth in ASC 718 Compensation—Stock Compensation, we have determined the awards to be equity based stock compensation awards, therefore recognizing the expense over the requisite service periods based on a graded vesting. As DriveTime’s Restricted Stock Agreement requires the achievement of a service and a performance condition, the Company would only recognize compensation expense for those periods in which the service is rendered and the performance condition is met. In addition, as the number of shares and purchase price are known by Mr. Fidel at the time of grant, compensation cost is fixed and measured as of the grant date.

As a result of this transaction, we recorded $3.9 million in share-based compensation expense in 2010 for the 1.1721 shares which vested on December 31, 2010. The remaining 59.0% of the shares vest over the following 36 months based on various vesting periods as set forth in the Agreement and are being recognized as compensation expense over the requisite service periods based on a graded vesting. The vesting is dependent upon achieving a predetermined performance ratio. The following is a summary of the vesting schedule:

Period 1 (1/1/11-6/30/11) 6 Months	Period 2 (7/1/11-6/30/12) 12 Months	Period 3 (7/1/12-12/31/13) 18 Months
19.67%	19.67%	19.67%

Pursuant to the Restricted Stock Agreement, Mr. Fidel would be entitled to the vesting in full of all of the then-unvested shares of restricted stock granted under such agreements if at any time during the terms of the agreements there is a change in control of the company or if his employment is terminated by the company without cause or if he terminates his employment for good reason, as each such term is defined in the restricted stock agreement. In addition, in the event of Mr. Fidel’s death, only those shares that have previously vested under the restricted stock agreements shall remain vested shares and Mr. Fidel’s estate (or any beneficiary named by him) shall be entitled to the proceeds of an insurance policy on Mr. Fidel’s life with a death benefit in the amount of $10.0 million. The premium on such policy will be paid by the company, and the benefit amount will reduce in proportion to the amount that any vested shares on a vesting date bear to the unvested shares.

For the years-ended December 31, 2012, 2011 and 2010, we recorded $1.5 million, $2.8 million and $3.9 million, respectively in share-based compensation expense for the shares which vested in association with the restricted stock agreements. The non-cash share-based compensation of $1.5 million, $2.8 million and $0.3 million was credited to Paid-in-Capital for the years ended December 31, 2012, 2011 and 2010, respectively.

Non-Cash Compensation

In January 2008, Mr. Garcia entered into an agreement with Mr. Fidel to purchase Mr. Fidel’s 5% interest in DTAG and DTAC for $17.5 million. The terms of the purchase were such that Mr. Garcia paid Mr. Fidel $6.25 million in cash and $11.25 million in a promissory note bearing interest at 8.0% per annum. The term of the note was five years with annual installment payments required. The agreement contained an employment condition, requiring Mr. Fidel to remain employed with the Company through June 30, 2010. In the event Mr. Fidel voluntarily terminated his employment as the President and Chief Executive Officer of the Company at a time prior to June 30, 2010, one-half of the principal balance of the note would have been waived and no longer payable by Mr. Garcia. Accordingly, one-half of the $11.25 million note was deemed compensation expense recognized over the term of the employment condition, which expired in June 2010. As a result, $1.1 million of non-cash compensation expense was recorded for the year ended December 31, 2010, as an increase to general and administrative expenses—related party and an increase to paid-in capital on the accompanying consolidated statements of operations and balance sheets. For the years ended December 31, 2012, 2011, and 2010, Mr. Garcia made annual interest payments to Mr. Fidel of, $0.1 million, $0.3 million, and $0.5 million, respectively.

Prior to June 30, 2010, Verde was the holder of all of our outstanding $75.0 million 12% subordinated notes and the holder of $60.1 million of our junior secured notes. In conjunction with our offering of our Senior Secured Notes issued in June 2010, Verde transferred to Mr. Garcia and Mr. Garcia received and contributed to equity an aggregate of $100.1 million of debt, comprised of $40.0 million in subordinated notes and $60.1 million in junior secured notes. As a result of this agreement, paid-in capital was increased by $100.1 million in June 2010.

As a result of the exchange of debt for equity by Mr. Garcia, we wrote-off unamortized deferred financing costs associated with the subordinated notes and junior secured notes. The portion of the unamortized costs associated with related party debt and the discount associated with the issuance of the Senior Secured Notes owned by Mr. Garcia were treated as capital transactions and resulted in a net decrease to paid-in capital of approximately $0.2 million during the year ended December 31, 2010.

Intercompany Loan Transfers

DriveTime Car Sales Company, LLC (“DTCS”), a wholly-owned subsidiary of DTAG, has a contractual commitment to sell all loans it originates at its dealerships to DTAC. Under ASC 805-50 “Business Combinations,” these transfers of loans from DTCS to DTAC are accounted for as a sale (and not a secured financing), at carryover basis since DTCS and DTAC are entities under common control. Therefore, the difference between book value and purchase price is accounted for as a debit to retained earnings on DTAG and credit to retained earnings on DTAC. These amounts are shown as “Intercompany Transfers of Loans” on the accompanying consolidated statements of shareholders’ equity for each period presented.

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
(10)	Commitments and Contingencies

Limited warranty

Our limited warranty accrual is recorded as a component of accrued expenses and other liabilities on the accompanying condensed consolidated balance sheets for each period presented. The following table reflects activity in the warranty accrual for the periods indicated:

	Three Months Ended March 31,
	2013	2012
	(in thousands)
Warranty Accrual Activity
Balance, Beginning of Period	$24,030	$24,004
Warranty Expense	8,556	7,441
Warranty Claims Paid	(7,678)	(4,009)

Balance, End of Period	$24,908	$27,436

Lease commitments

At March 31, 2013, we leased the majority of our dealership and reconditioning center locations. We also leased our corporate office in Phoenix, Arizona, and operations collection facilities in Dallas, Texas. As each lease matures, we evaluate the existing location to determine whether the dealership should be relocated to another site in the region closer in proximity to new car franchises and/or higher traffic retail areas. As of March 31, 2013, we had approximately $69.3 million in aggregate operating lease obligations.

Legal matters

We are involved in various claims and actions arising in the ordinary course of business. In the opinion of management, based on consultation with legal counsel, the ultimate disposition of these matters will not have a material adverse effect on us. We believe appropriate accruals have been made for the disposition of these matters. In accordance with ASC 450, Contingencies, we establish an accrual for a liability when it is both probable that the liability has been incurred and the amount of the loss can be reasonably estimated. These accruals are reviewed monthly and adjusted to reflect the impact of negotiations, settlements and payments, rulings, advice of legal counsel, and other information and events pertaining to a particular case. Legal expenses related to defense, negotiations, settlements, rulings, and advice of outside legal counsel are expensed as incurred.

There have been no material changes to the status of pending litigation or our accruals for legal matters disclosed in our Annual Report on Form 10-K for the year ended December 31, 2012, filed on March 28, 2013, however; subsequent to March 31, 2013, we provided requested information to the CFPB in conjunction with their supplemental request for information that we received on February 21, 2013. We also received a further request for information on May 1, 2013, and we are currently in the process of responding.

Additionally, in the ordinary course of business, we are a defendant in various other types of legal proceedings. Although we cannot determine at this time the amount of the ultimate exposure from these lawsuits, if any, based on the advice of counsel, management does not expect the final outcome to have a material adverse effect on us.

(13) Commitments and Contingencies

Limited warranty

Our DriveCare® limited warranty accrual is recorded as a component of accrued expenses and other liabilities on the accompanying consolidated balance sheets for each year presented. The following table reflects activity in the warranty accrual for the periods indicated:

	Years Ended December 31,
	2012	2011	2010
	($ in thousands)
Balance, Beginning of Period	$24,004	$17,936	$920
Warranty Expense	23,195	20,183	23,898
Warranty Claims Paid	(20,837)	(14,115)	(6,882)

Balance, End of Period	$26,362	$24,004	$17,936

Lease commitments

We lease used car sales facilities, reconditioning centers, our former loan servicing center, our corporate office, an aircraft, and certain other office/computer equipment from unrelated and related entities under various operating leases that expire through January 2025. The leases provide for periodic rent increases and many contain escalation clauses and various renewal options from one to ten years. In certain instances, we are also responsible for occupancy and maintenance costs, including real estate taxes, insurance, and utility costs. We recognize rent expense on a straight-line basis over the length of the lease term. Rent expense, including dealership closing costs, totaled $17.5 million, $16.6 million, and $16.9 million for the years ended December 31, 2012, 2011, and 2010, respectively.

A summary of future minimum lease payments required under non-cancelable operating leases with remaining lease terms in excess of one year as of December 31, 2012 follows:

	Related Party	Non-Related Party	Total
	($ in thousands)
Year 1	$7,641	$11,217	$18,858
Year 2	7,631	9,121	16,752
Year 3	6,981	6,708	13,689
Year 4	5,121	3,903	9,024
Year 5	4,963	2,075	7,038
Thereafter	3,380	1,520	4,900

Total	$35,717	$34,544	$70,261

We have properties where we ceased operations and still remain obligated under the lease agreements, some of which we have sub-leased to third-party tenants. A summary of future minimum sub-lease income under non-cancelable operating leases with remaining lease terms in excess of one year as of December 31, 2012 follows:

Total
($ in thousands)
Year 1	$670
Year 2	348
Year 3	59
Year 4	15
Year 5	—
Thereafter	—

Total	$1,092

Prior to and during 2012, we closed dealerships and reconditioning centers and incurred dealership closing costs and recorded lease termination liabilities in accordance with ASC 420 “Exit or Disposal Activities” (ASC 420). At December 31, 2012 and 2011, approximately $1.2 million and $1.4 million, respectively, remain in accrued expenses and other liabilities on the accompanying consolidated balance sheets for these lease obligations. In accordance with ASC 420, we recorded an aggregate amount of $0.2 million, $0.1 million, and $0.4 million in lease obligations associated with these closures for the years ended December 31, 2012, 2011, and 2010, respectively. At December 31, 2012, the expiration of these leases range from 2013 to 2018.

Legal matters

We are involved in various claims and actions arising in the ordinary course of business. In the opinion of management, based on consultation with legal counsel, the ultimate disposition of these matters will not have a material adverse effect on us. We believe appropriate accruals have been made for the disposition of these matters. In accordance with ASC 450, Contingencies, we establish an accrual for a liability when it is both probable that the liability has been incurred and the amount of the loss can be reasonably estimated. These accruals are reviewed monthly and adjusted to reflect the impact of negotiations, settlements and payments, rulings, advice of legal counsel, and other information and events pertaining to a particular case. Legal expenses related to defense, negotiations, settlements, rulings, and advice of outside legal counsel are expensed as incurred. At December 31, 2012, we do not have any material accruals for legal contingencies.

In August 2008, we received a Civil Investigative Demand from the Texas Office of Attorney General, Consumer Protection Division, asking for the production of certain materials. The demand indicates it is the subject of an investigation of possible violations of the Deceptive Trade Practices Act, Sections 17.46(a) and (b) in the marketing, advertising, financing, and selling of used vehicles. We provided the Texas Office of Attorney General with all requested information in August 2008. At that time, we met with the state’s Attorney General’s Office to provide them with an overview of the Company and discuss the requested materials. In addition, the Attorney General’s Office indicated that they would review the materials we provided to them and if there were any concerns they would contact us to meet, discuss and resolve the concerns. The Texas Attorney General has requested additional information and documentation from time to time, most recently in February 2010 when it requested clarifying information limited to vehicle inspections, after sale repairs, warranty, loan servicing, and consumer concerns. We believe the request is routine in nature and we have responded accordingly. We believe we are in compliance with all applicable state laws and regulations and we intend to continue to cooperate with state officials, and we will continue to fully cooperate with the state’s Attorney General’s Office in responding to the demand and any follow up discussions with them. We believe we do not have loss contingencies related to this matter.

On April 12, 2012, the Consumer Financial Protection Bureau (the “CFPB”) delivered a Civil Investigative Demand to DTAG requesting that DTAG produce certain documents and information and answer questions relating to certain components of the business of DTAG and its affiliates. The CFPB has not alleged a violation by DTAG of any law and DTAG is cooperating with the CFPB’s requests for information. We have provided the documents and information initially requested by the CFPB. On February 21, 2013, we also received a limited request to clarify and supplement certain information previously provided to the CFPB. Such information has since been provided.

On March 4, 2013, Credit Acceptance Corporation filed a patent infringement complaint against DTAG, DTAC and GO in the U.S. District Court for the Central District of California, Western Division. In its complaint, the plaintiff alleges infringement of its U.S. Patent No. 6,950,897, entitled “System and Method for Providing Financing.” The complaint seeks injunctive relief as well as awards of damages and attorneys’ fees. We have not yet answered the complaint but believe we do not have loss contingencies related to this matter.

Additionally, in the ordinary course of business, we are a defendant in various other types of legal proceedings. Although we cannot determine at this time the amount of the ultimate exposure from these lawsuits, if any, based on the advice of counsel management does not expect the final outcome to have a material adverse effect on us.

Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Investments All Other Investments [Abstract]
Fair Value of Financial Instruments
(11)	Fair Value of Financial Instruments

Fair values of financial instruments are based on estimates using quoted market prices, discounted cash flows, or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and the estimated timing and amount of future cash flows. Therefore, the estimates of fair value may differ substantially from amounts that ultimately may be realized or paid at settlement or maturity of the financial instruments and those differences may be material. Accordingly, the aggregate fair value amounts presented do not represent our underlying institutional value.

Limitations

Fair value of financial instruments are based on relevant market information and information about the financial instrument; they are subjective in nature and involve uncertainties, matters of judgment and, therefore, cannot be determined with ultimate precision. These estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular instrument. Changes in assumptions could significantly affect these estimates. Because the fair value is estimated as of each balance sheet date presented, the amounts that will actually be realized or paid in settlement of the instruments could be significantly different.

The following is a summary of carrying value and fair value of our financial instruments for each period presented:

	March 31, 2013		December 31, 2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
	($ in thousands)
Finance Receivables, net (1)	$1,461,336	$1,550,131	$1,370,800	$1,441,026
Dealer Finance Receivables—GO, net	74,753	74,753	40,956	40,956
Securitization Debt	569,884	588,176	677,118	702,031
Portfolio Term Residual Financing	100,000	100,000	25,000	25,000
Bank Term Financings	319,321	319,321	347,360	347,360
Portfolio Warehouse Facilities	145,000	145,000	57,200	57,200
Senior Secured Notes Payable	198,392	222,199	198,320	220,135
Revolving Inventory Facility	111,321	111,662	91,320	91,600
Mortgage Note Payable	12,397	11,149	12,454	11,200
Real Estate Facility	11,269	11,237	11,733	11,700

(1)	Represents finance receivable principal balances, plus accrued interest, less the allowance for credit losses.

Valuation methodologies

Finance receivables

The fair value of finance receivables was estimated by discounting future cash flows expected to be collected using current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities. This discounted cash flow is estimated utilizing an internal valuation model, which uses a combination of market inputs (i.e. discount rates for similar and like transactions) and our own assumptions regarding credit losses, recoveries, and prepayment rates in our portfolio. We estimate the cash flow of the portfolio and the cash flow of our retained interests in securitization and bank term financing transactions in measuring total cash flow. These cash flows are developed on a leveraged basis since our finance receivable portfolio is financed by these debt instruments and are not separable transactions.

Dealer Finance Receivables—GO

The fair value of dealer finance receivables was estimated by discounting future cash flows expected to be collected utilizing an internal loss adjusted cash flow valuation model. The cash flow valuation model uses internally generated assumptions regarding credit losses, recoveries, and prepayment rates in our portfolio, and a market discount rate.

Securitization debt

At March 31, 2013 and December 31, 2012, the fair value of securitization debt was determined using a third-party quoted market price.

Portfolio term residual financing

The portfolio term residual financing was amended in December 2012; therefore, we believe the fair value of this debt approximates carrying value at March 31, 2013 and December 31, 2012.

Bank term financings

In November 2012, we executed a bank term financing with Wells Fargo. Because this financing was recently executed, we believe the fair value approximates carrying value at March 31, 2013 and December 31, 2012.

Portfolio warehouse facilities

The portfolio warehouse facilities are short term in nature and the interest rates adjust in conjunction with the lender’s cost of funds or 30-day LIBOR. The Deutsche Bank Warehouse Facility was renewed in December 2012. The Royal Bank of Scotland Warehouse Facility was renewed in March 2013. The Wells Fargo Warehouse Facility was executed in December 2011. Since the majority of the warehouse facilities were recently renewed or executed and contain a floating market rate of interest, we believe the fair value of these facilities approximate carrying value at March 31, 2013 and December 31, 2012.

Senior secured notes payable

The fair value of Senior Secured Notes payable at March 31, 2013 and December 31, 2012 was determined using third-party quoted market prices.

Revolving inventory facility

At March 31, 2013 and December 31, 2012, the fair value of the inventory facility was determined using a third party discounted cash flow using market interest rates for this debt. Both periods utilize the December 31 analysis, as the market for these instruments is not considered volatile.

Mortgage note payable

At March 31, 2013, and December 31, 2012, the fair value of this note was determined using third-party market prices for similar commercial real estate mortgages. Both periods utilize the December 31 analysis, as the market for these instruments is not considered volatile.

Real estate facility

At March 31, 2013 and December 31, 2012, the fair value of the real estate facility was determined using a third-party discounted cash flow using market interest rates for this debt. Both periods utilize the December 31 analysis, as the market for these instruments is not considered volatile.

(15) Fair Value of Financial Instruments

Fair values of financial instruments are based on estimates using quoted market prices, discounted cash flows, or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and the estimated timing and amount of future cash flows. Therefore, the estimates of fair value may differ substantially from amounts that ultimately may be realized or paid at settlement or maturity of the financial instruments and those differences may be material. Accordingly, the aggregate fair value amounts presented do not represent our underlying institutional value.

Limitations

Fair value of financial instruments are based on relevant market information and information about the financial instrument; they are subjective in nature and involve uncertainties, matters of judgment and, therefore, cannot be determined with ultimate precision. These estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular instrument. Changes in assumptions could significantly affect these estimates. Because the fair value is estimated as of each balance sheet date presented, the amounts that will actually be realized or paid in settlement of the instruments could be significantly different.

The following is a summary of carrying value and fair value of our financial instruments for each period presented:

	December 31, 2012		December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
	($ in thousands)
Finance Receivables, net (1)	$1,370,800	$1,441,026	$1,259,633	$1,339,049
Dealer Finance Receivables—GO, net	40,956	40,956	24	24
Securitization Debt	677,118	702,031	679,031	675,231
Portfolio Term Residual Financing	25,000	25,000	100,000	100,000
Bank term Financings	347,360	347,360	3,603	3,700
Portfolio Warehouse Facilities	57,200	57,200	141,392	141,392
Senior Secured Notes Payable	198,320	220,135	198,058	210,932
Revolving Inventory Facility	91,320	91,600	84,500	84,500
Mortgage Note Payable	12,454	11,200	12,661	11,800
Equipment Note Payable	1,774	1,774	2,135	2,100
Real Estate Facility	11,733	11,700	—	—

(1)	Represents finance receivable principal balances, plus accrued interest, less the allowance for credit losses.

Valuation methodologies

Finance receivables

The fair value of finance receivables was estimated by discounting future cash flows expected to be collected using current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities. This discounted cash flow is estimated utilizing an internal valuation model, which uses a combination of market inputs (i.e. discount rates for similar and like transactions) and our own assumptions regarding credit losses, recoveries, and prepayment rates in our portfolio. We estimate the cash flow of the portfolio and the cash flow of our retained interests in securitization and bank term transactions in measuring total cash flow. These cash flows are developed on a leveraged basis since our finance receivable portfolio is financed by these debt instruments and are not separable transactions.

Dealer Finance Receivables—GO

The fair value of dealer finance receivables was estimated by discounting future cash flows expected to be collected using current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities. This discounted cash flow is estimated utilizing an internal valuation model, which uses a combination of market inputs (i.e. discount rates for similar and like transactions) and our own assumptions regarding credit losses, recoveries, and prepayment rates in our portfolio.

Securitization debt

At December 31, 2012 and 2011, the fair value of securitization debt was determined using a third-party quoted market price.

Portfolio term residual financing

This facility was amended in September 2011 which gave us the ability to pre-pay the facility at any time without penalty. Therefore, we believe the fair value of this debt approximates carrying value at December 31, 2012 and December 31, 2011.

Bank term financings

In November 2012, we executed a bank term financing with Wells Fargo. Because this financing was recently executed, we believe the fair value approximates carrying value at December 31, 2012. The fair value of bank term financings at December 31, 2011 is based on third-party discounted cash flow using market interest rates for this debt. At December 31, 2012, we had paid off the balance of the bank term financings that were previously outstanding at December 31, 2011.

Portfolio warehouse facilities

The portfolio warehouse facilities are short term in nature and the interest rates adjust in conjunction with the lender’s cost of funds or 30-day LIBOR. The Deutsche Bank Warehouse Facility was renewed in December 2012. The Royal Bank of Scotland Warehouse Facility was renewed in March 2012. The Wells Fargo Warehouse Facility was executed in December 2011. Because these warehouse facilities were recently renewed or executed and contain a floating market rate of interest, we believe the fair value of these facilities approximate carrying value at December 31, 2012 and December 31, 2011.

Senior secured notes payable

The fair value of Senior Secured Notes payable at December 31, 2012 was determined using a third-party quoted market price.

Revolving inventory facility

At December 31, 2012, the fair value of the inventory facility was determined using a third-party discounted cash flow using market interest rates for this debt. At December 31, 2011, the fair value of the inventory facility was deemed to be carrying value since this facility was executed in November 2011.

Mortgage note payable

At December 31, 2012 and 2011, the fair value of this note was determined using third-party market prices for similar commercial real estate mortgages.

Equipment note payable

At December 31, 2012, the fair value of the equipment note payable was determined to be approximately carrying value since the note is due in less than 12 months, and can be repaid without penalty. At December 31, 2011, the fair value of the equipment note payable was determined using a third-party discounted cash flow using market interest rates for this type of debt.

Real estate facility

At December 31, 2012, the fair value of the real estate facility was determined using third-party market prices for similar real estate collateralized facilities.

Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
(12)	Subsequent Events

In April 2013, the Company paid approximately $10.9 million of dividends to shareholders relating to fourth quarter 2012 and first quarter 2013 earnings.

In May 2013, we issued an additional $50.0 million of the Senior Secured Notes in a private offering under Rule 144A and Regulation S of the Securities Act of 1933. These notes were additional notes allowed under the indenture executed in June 2010. The notes were issued with an original issuance price of 111.0%, resulting in an effective “yield to first call date” of 7.67%. Interest, maturity and covenant terms of this secondary offering are identical to those of the initial offering.

(16) Subsequent Events

We have evaluated subsequent events for potential recognition and/or disclosure through March 28, 2013, the date the financial statements were available for issuance.

Accordingly, the following disclosures apply:

In March 2013, we renewed our portfolio warehouse facility with RBS. The facility amount is $125.0 million with interest at LIBOR plus 2.25%, and advance rate of 65% and expiration date of March 2014, with a one year term-out feature.

In March 2013, the board of directors approved $4.9 million of dividends relating to fourth quarter 2012 earnings.

Recent Accounting Pronouncements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Changes And Error Corrections [Abstract]
Recent Accounting Pronouncements
(13)	Recent Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) or other accounting standards setting bodies, which we may adopt as of the specified date required by each standard. Unless otherwise discussed, we believe the impact of recently issued standards that are not yet effective will not have a material impact on our consolidated financial statements upon adoption. We did not note any amendments to GAAP in the first quarter of 2013, which would have an effect on the Company.

(17) Recent Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (FASB) or other accounting standards setting bodies, which we may adopt as of the specified date required by each standard. Unless otherwise discussed, we believe the impact of recently issued standards that are not yet effective will not have a material impact on our consolidated financial statements upon adoption. The below information is not a comprehensive list of all new pronouncements. We have only included those pronouncements we believe the reader of the financial statements would find meaningful. We have excluded certain pronouncements that we believe do not apply to us or the industry in which we operate.

In July 2012, the FASB issued ASU 2012-02, Intangibles—Goodwill and other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment, which allows an entity to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. If a qualitative assessment indicates that it is not more likely than not that an asset is impaired, a quantitative impairment test is not required. This pronouncement is effective for fiscal years beginning after September 15, 2012. The Company does not have any indefinite-lived intangible assets. Therefore, this pronouncement will not currently have an impact on us.

Supplemental Consolidating Financial Information	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Supplemental Consolidating Financial Information
(14)	Supplemental Consolidating Financial Information

In accordance with the indenture governing the Senior Secured Notes (see Note 5—Debt Obligations), certain wholly-owned U.S. subsidiaries of the Company have fully and unconditionally guaranteed the Senior Secured Notes on a joint and several basis. Pursuant to Regulation S-X, Rule 3-10(f), we are required to present condensed consolidating financial information for subsidiaries that have guaranteed the debt of a registrant issued in a public offering, where the guarantee is full and unconditional, joint and several, and where the voting interest of the subsidiary is 100% owned by the registrant.

The following tables present condensed consolidating balance sheets as of March 31, 2013, and December 31, 2012; and condensed consolidating statements of operations and cash flows for the three months ended March 31, 2013 and 2012 for (i) DTAG and DTAC, —the co-issuers of the Senior Secured Notes, (ii) the separate DTAG and DTAC guarantor subsidiaries on a combined basis, (iii) the separate DTAG and DTAC non-guarantor subsidiaries on a combined basis, (iv) elimination adjustments, and (v) total consolidated amounts. Separate financial statements and other disclosures concerning the guarantor subsidiaries are not presented because management believes that such information is not material to the senior note holders. Consolidating adjustments include elimination of investment in subsidiaries, elimination of intercompany accounts; elimination of intercompany sales between guarantor and non-guarantor subsidiaries; and elimination of equity in earnings (losses) of subsidiaries. The condensed consolidating financial information should be read in conjunction with the condensed consolidated financial statements herein.

Included in the column for DTAG Guarantor Subsidiaries Combined are DriveTime Sales and Finance Company, LLC and DriveTime Car Sales Company, LLC. Included in the column for DTAC Guarantor Subsidiaries Combined are DT Credit Company, LLC, GFC Lending, LLC and DT Jet Leasing, LLC. Included in the column for DTAG Non-Guarantor Subsidiaries Combined are all other subsidiaries that are wholly-owned by DTAG. Included in the column for DTAC Non-Guarantor Subsidiaries Combined are all SPEs, which are VIEs and for which DTAC is the primary beneficiary. The column for the Issuers includes the accounts for DTAG and DTAC as issuers and as parent companies for each of its respective subsidiaries.

Consolidated amounts may be immaterially different compared to the condensed consolidated financial statements due to rounding.

DriveTime Automotive Group, Inc. and Subsidiaries

Condensed Consolidating Balance Sheets

March 31, 2013

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
ASSETS:
Cash and Cash Equivalents	$3,327	$510	$5	$—	$3,842	$52	$257	$21,580	$—	$21,889	$—	$25,731
Restricted Cash and Investments Held in Trust	—	—	—	—	—	25,027	101,924	—	—	126,951	—	126,951
Finance Receivables	—	—	—	—	—	279	—	1,739,261	—	1,739,540	—	1,739,540
Allowance for Credit Losses	—	—	—	—	—	—	—	(269,622)	—	(269,622)	—	(269,622)

Finance Receivables, net	—	—	—	—	—	279	—	1,469,639	—	1,469,918	—	1,469,918
Dealer Finance Receivables	—	—	—	—	—	74,753	—	—	—	74,753	—	74,753
Inventory	228,876	—	—	—	228,876	—	—	—	—	—	—	228,876
Property and Equipment, net	72,924	—	—	—	72,924	5,457	15,211	2,521	—	23,189	—	96,113
Investments in Subsidiaries	—	—	348,577	(348,577)	—	—	—	430,410	(430,410)	—	—	—
Other Assets	1,428,316	26,135	480,864	(706,690)	1,228,625	649,462	1,455,383	1,129,613	(2,110,920)	1,123,538	(2,294,850)	57,313

Total Assets	$1,733,443	$26,645	$829,446	$(1,055,267)	$1,534,267	$755,030	$1,572,775	$3,053,763	$(2,541,330)	$2,840,238	$(2,294,850)	$2,079,655

LIABILITIES & SHAREHOLDERS’ EQUITY:
Liabilities:
Accounts Payable	$18,571	$—	$—	$—	$18,571	$10	$—	$—	$—	$10	$—	$18,581
Accrued Expenses and Other Liabilities	1,270,241	108	605,229	(706,690)	1,168,888	726,350	6,459	2,593,550	(2,094,627)	1,231,732	(2,294,850)	105,770
Portfolio Term Financings	—	—	—	—	—	—	1,005,499	—	(16,293)	989,206	—	989,206
Portfolio Warehouse Facilities	—	—	—	—	—	—	145,000	—	—	145,000	—	145,000
Senior Secured Notes Payable	—	—	99,196	—	99,196	—	—	99,196	—	99,196	—	198,392
Other Secured Notes Payable	111,321	11,269	—	—	122,590	1,681	12,397	—	—	14,078	—	136,668

Total Liabilities	1,400,133	11,377	704,425	(706,690)	1,409,245	728,041	1,169,355	2,692,746	(2,110,920)	2,479,222	(2,294,850)	1,593,617

Shareholders’ Equity:
Total Shareholders’ Equity	333,309	15,268	125,021	(348,577)	125,021	26,989	403,421	361,017	(430,410)	361,017	—	486,038

Total Liabilities & Shareholders’ Equity	$1,733,442	$26,645	$829,446	$(1,055,267)	$1,534,266	$755,030	$1,572,776	$3,053,763	$(2,541,330)	$2,840,239	$(2,294,850)	$2,079,655

DriveTime Automotive Group, Inc. and Subsidiaries

Condensed Consolidating Balance Sheets

December 31, 2012

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
ASSETS:
Cash and Cash Equivalents	$6,937	$482	$5	$—	$7,424	$9	$423	$18,624	$—	$19,056	$—	$26,480
Restricted Cash and Investments Held in Trust	—	—	—	—	—	16,163	90,909	—	—	107,072	—	107,072
Finance Receivables	—	—	—	—	—	—	—	1,634,622	—	1,6347,622	—	1,634,622
Allowance for Credit Losses	—	—	—	—	—	—	—	(252,590)	—	(252,590)	—	(252,590)

Finance Receivables, net	—	—	—	—	—	—	—	1,382,032	—	1,382,032	—	1,382,032
Dealer Finance Receivables	—	—	—	—	—	40,956	—	—	—	40,956	—	40,956
Inventory	270,733	—	—	—	270,733	—	—	—	—	—	—	270,733
Property and Equipment, net	70,668	—	—	—	70,668	5,807	15,216	2,706	—	23,729	—	94,397
Investments in Subsidiaries	—	—	473,828	(473,828)	—	—	—	348,577	(348,577)	—	—	—
Other Assets	1,226,409	26,480	383,689	(711,814)	924,764	496,384	1,352,295	887,248	(1,857,217)	878,710	(1,736,027)	67,447

Total Assets	$1,574,747	$26,962	$857,522	$(1,185,642)	$1,273,589	$559,319	$1,458,843	$2,639,187	$(2,205,794)	$2,451,555	$(1,736,027)	$1,989,117

LIABILITIES & SHAREHOLDERS’ EQUITY:
Liabilities:
Accounts Payable	$17,342	$—	$—	$—	$17,342	$4	$—	$—	$—	$4	$—	$17,346
Accrued Expenses and Other Liabilities	1,006,791	695	602,314	(711,814)	897,986	521,476	6,703	2,228,522	(1,836,721)	919,980	(1,736,027)	81,939
Portfolio Term Financings	—	—	—	—	—	—	1,069,974	—	(20,496)	1,049,478	—	1,049,478
Portfolio Warehouse Facilities	—	—	—	—	—	—	57,200	—	—	57,200	—	57,200
Senior Secured Notes Payable	—	—	99,160	—	99,160	—	—	99,160	—	99,160	—	198,320
Other Secured Notes Payable	91,320	11,733	—	—	103,053	1,774	12,454	—	—	14,228	—	117,281
Total Liabilities	1,115,453	12,428	701,474	(711,814)	1,117,541	523,254	1,146,331	2,327,682	(1,857,217)	2,140,050	(1,736,027)	1,521,564

Shareholders’ Equity:
Total Shareholders’ Equity	459,294	14,534	156,048	(473,328)	156,048	36,065	312,512	311,505	(348,577)	311,505	—	467,553

Total Liabilities & Shareholders’ Equity	$1,574,747	$26,962	$857,522	$(1,185,642)	$1,273,589	$559,319	$1,458,843	$2,639,187	$(2,205,794)	$2,451,555	$(1,736,027)	$1,989,117

DriveTime Automotive Group, Inc. and Subsidiaries

Condensed Consolidating Statements of Operations

Three Months Ended March 31, 2013

(in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Revenue:
Sales of Used Vehicles	$309,468	$—	$—	$—	$309,468	$—	$—	$—	$—	$—	$—	$309,468
Interest Income	—	—	—	—	—	3	73,291	75,249	(73,569)	74,974	—	74,974
Dealer Finance and Other Income	—	—	—	—	—	2800	—	—	—	2800	—	2800
Other Revenue	12,130	—	12,546	—	24,676	15,980	—	523	(15,994)	509	(25,185)	—

Equity in Income of Subsidiaries	—	—	71,391	(71,391)	—	—	—	50,153	(50,153)	—	—	—

Total Revenue	321,598	—	83,937	(71,391)	334,144	18,783	73,291	125,925	(139,716)	78,283	(25,185)	387,242
Costs and Expenses:
Cost of Used Vehicles Sold	211,638	—	—	—	211,638	—	—	—	—	—	—	211,638
Provision for Credit Losses	—	—	—	—	—	—	—	77,842	—	77,842	—	77,842
Portfolio Debt Interest Expense	—	—	—	—	—	—	10,186	—	—	10,186	—	10,186
Non-Portfolio Debt Interest Expense	957	135	13	—	1105	20	464	86,788	(73,569)	13,703	(13,489)	1319
Senior Secured Debt Interest Expense	—	—	3,321	—	3,321	—	—	3,320	—	3,320	—	6,641
Selling and Marketing	8,982	—	—	—	8,982	14	—	(79)	—	(65)	—	8,917
General and Administrative	24,837	(952)	2,195	—	26,080	16,558	14,125	17,287	(15,994)	31,976	(11,696)	46,360
Depreciation Expense	4,527	—	—	—	4,527	419	135	327	—	881	—	5,408

Total Costs and Expenses	250,941	(817)	5,529	—	255,653	17,011	24,910	185,485	(89,563)	137,843	(25,185)	368,311

Income before Income Taxes	70,657	817	78,408	(71,391)	78,491	1,772	48,381	(59,560)	(50,153)	(59,560)	—	18,931
Income Tax Expense (Benefit)	—	83	70	—	153	—	—	189	—	189	—	342
Net Income (Loss)	$70,657	$734	$78,338	$(71,391)	$78,338	$1,772	$48,381	$(59,749)	$(50,153)	$(59,749)	$—	$18,589

DriveTime Automotive Group, Inc. and Subsidiaries

Condensed Consolidating Statements of Operations

Three Months Ended March 31, 2012

(in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Revenue:
Sales of Used Vehicles	$297,135	$—	$—	$—	$297,135	$—	$—	$—	$—	$—	$—	$297,135
Interest Income	—	—	—	—	—	—	63,490	70,831	(63,793)	70,528	—	70,528
Dealer Finance and Other Income	—	—	—	—	—	175	—	—	—	175	—	175
Other Revenue	11,413	—	6,760	—	18,173	14,525	—	569	(14,504)	590	(18,763)	—
Equity in Income of Subsidiaries	—	—	76,510	(76,510)	—	—	—	39,219	(39,219)	—	—	—

Total Revenue	308,548	—	83,270	(76,510)	315,308	14,700	63,490	110,619	(117,516)	71,293	(18,763)	367,838

Costs and Expenses:
Cost of Used Vehicles Sold	197,161	—	—	—	197,161	—	—	—	—	—	—	197,161
Provision for Credit Losses	—	—	—	—	—	—	—	60,342	—	60,342	—	60,342
Portfolio Debt Interest Expense	—	—	—	—	—	—	10,354	—	—	10,354	—	10,354
Non-Portfolio Debt Interest Expense	813	—	10	—	823	24	494	71,894	(63,793)	8,619	8,399	1,043
Senior Secured Debt Interest Expense	—	—	3,303	—	3,303	—	—	3,303	—	3,303	—	6,606
Selling and Marketing	9,405	—	—	—	9,405	65	—	—	—	65	—	9,470
General and Administrative	20,736	(306)	2,113	—	22,543	15,207	12,413	19,429	(14,504)	32,545	(10,364)	44,724
Depreciation Expense	4,210	—	—	—	4,210	260	154	327	—	741	—	4,951

Total Costs and Expenses	232,325	(306)	5,426	—	237,445	15,556	23,415	155,295	(78,297)	115,969	(18,763)	334,651

Income before Income Taxes	76,223	306	77,844	(76,510)	77,863	(856)	40,075	(44,676)	(39,219)	(44,676)	—	33,187
Income Tax Expense (Benefit)	—	56	108	—	164	—	—	228	—	228	—	392

Net Income (Loss)	$76,223	$250	$77,736	$(76,510)	$77,699	$(856)	$40,075	$(44,904)	$(39,219)	$(44,904)	$—	$32,795

DriveTime Automotive Group, Inc. and Subsidiaries

Condensed Consolidating Statements of Cash Flows

Three Months Ended March 31, 2013

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Cash Flows from Operating Activities:
Net Income (Loss)	$70,657	$734	$78,338	$(71,391)	$78,338	$1,772	$48,381	$(59,749)	$(50,153)	$(59,749)	$—	$18,589
Adjustments to Reconcile Net Income to Net Cash (Used in) Provided by Operating Activities:
Provision for Credit Losses	—	—	—	—	—	—	—	77,842	—	77,842	—	77,842
Depreciation Expense	4,527	—	—	—	4,527	419	135	327	—	881	—	5,408
Amortization of Debt Issuance Costs and Debt Premium and Discount	41	15	164	—	220	—	1,276	164	—	1,440	—	1,660
Non-Cash Compensation Expense—Related Party	—	—	155	—	155	—	—	156	—	156	—	311
Loss (Gain) from Disposal of Property and Equipment	(41)	—	—	—	(41)	78	—	(6)	—	72	—	31
Originations of Finance Receivables	—	—	—	—	—	(285)	—	(311,789)	—	(312,074)	—	(312,074)
Collections and Recoveries on Finance Receivable Principal Balances	—	—	—	—	—	7	—	145,916	—	145,923	—	145,923
Change in Accrued Interest Receivable and Loan Origination Costs	—	—	—	—	—	—	—	423	—	423	—	423
Decrease in Inventory	41,857	—	—	—	41,857	—	—	—	—	—	—	41,857
(Increase) Decrease in Other Assets	(398,590)	330	(81,588)	66,267	(413,581)	(163,925)	(61,553)	(214,791)	303,856	(136,413)	558,823	8,829
Increase (Decrease) in Accounts Payable, Accrued Expenses and Other Liabilities	264,680	(588)	2,931	5,124	272,147	204,879	(243)	364,599	(257,906)	311,329	(558,823)	24,663

Net Cash (Used in) Provided By Operating Activities	(16,869)	491	—	—	(16,378)	42,945	(12,004)	3,092	(4,203)	29,830	—	13,452

Cash Flows from Investing Activities:
Origination of Dealer Finance Receivables	—	—	—	—	—	(38,960)	—	—	—	(38,960)	—	(38,960)
Collections and Recoveries of Dealer Finance Receivables	—	—	—	—	—	5,163	—	—	—	5,163	—	5,163
Proceeds from Disposal of Property and Equipment	453	—	—	—	453	165	—	23	—	188	—	641
Purchase of Property and Equipment	(7,194)	—	—	—	(7,194)	(313)	(131)	(159)	—	(603)	—	(7,797)

Net Cash Provided By (Used In) Investing Activities	(6,741)	—	—	—	(6,741)	(33,945)	(131)	(136)	—	(34,212)	—	(40,953)

DriveTime Automotive Group, Inc. and Subsidiaries

Condensed Consolidating Statements of Cash Flows

Three Months Ended March 31, 2013

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Cash Flows from Financing Activities:
Decrease in Restricted Cash	—	—	—	—	—	(8,864)	(6,760)	—	—	(15,624)	—	(15,624)
Collections, Buybacks and Change in Investments Held in Trust	—	—	—	—	—	—	(4,255)	—	—	(4,255)	—	(4,255)
Additions to Portfolio Term Financings	—	—	—	—	—	—	75,000	—	—	75,000	—	75,000
Repayment of Portfolio Term Financings	—	—	—	—	—	—	(139,410)	—	4,203	(135,207)	—	(135,207)
Additions to Portfolio Warehouse Facilities	—	—	—	—	—	—	210,300	—	—	210,300	—	210,300
Repayment of Portfolio Warehouse Facilities	—	—	—	—	—	—	(122,500)	—	—	(122,500)	—	(122,500)
Additions to Other Secured Notes Payable	20,000	—	—	—	20,000	—	—	—	—	—	—	20,000
Repayment of Other Secured Notes Payable	—	(463)	—	—	(463)	(93)	(58)	—	—	(151)	—	(614)
Payment of Debt Issuance Costs	—	—	—	—	—	—	(348)	—	—	(348)	—	(348)
Dividend Distributions	—	—	—	—	—	—	—	—	—	—	—	—

Net Cash Provided By (Used In) Financing Activities	20,000	(463)	—	—	19,537	(8,957)	11,969	—	4,203	7,215	—	26,752

Net Increase (Decrease) in Cash and Cash Equivalents	(3,610)	28	—	—	(3,582)	43	(166)	2,956	—	2,833	—	(749)
Cash and Cash Equivalents at Beginning of Period	6,937	482	5	—	7,424	9	423	18,624	—	19,056	—	26,480

Cash and Cash Equivalents at End of Period	$3,327	$510	$5	$—	$3,842	$52	$257	$21,580	$—	$21,889	$—	$25,731

DriveTime Automotive Group, Inc. and Subsidiaries

Condensed Consolidating Statements of Cash Flows

Three Months Ended March 31, 2012

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Cash Flows from Operating Activities:
Net Income (Loss)	$76,223	$250	$77,736	$(76,510)	$77,699	$(856)	$40,075	$(44,904)	$(39,219)	$(44,904)	$—	$32,795
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by (Used In) Operating Activities:
Provision for Credit Losses	—	—	—	—	—	—	—	60,342	—	60,342	—	60,342
Depreciation Expense	4,210	—	—	—	4,210	260	154	327	—	741	—	4,951
Amortization of Debt Issuance Costs and Debt Premium and Discount	(9)	—	147	—	138	—	1,628	147	—	1,775	—	1,913
Non-Cash Compensation Expense—Related Party	—	—	233	—	233	—	—	232	—	232	—	465
Loss from Disposal of Property and Equipment	(43)	—	—	—	(43)	(17)	—	—	—	(17)	—	(60)
Originations of Finance Receivables	—	—	—	—	—	—	—	(292,970)	—	(292,970)	—	(292,970)
Collections and Recoveries on Finance Receivable Principal Balances	—	—	—	—	—	—	—	148,309	—	148,309	—	148,309
Decrease in Accrued Interest Receivable and Loan Origination Costs	—	—	—	—	—	—	—	(506)	—	(506)	—	(506)
Decrease in Inventory	80,748	—	—	—	80,748	—	—	—	—	—	—	80,748
(Increase) Decrease in Other Assets	(392,660)	(860)	(79,037)	75,599	(396,958)	(215,975)	54,673	(147,096)	144,296	(164,102)	567,102	6,042
Increase (Decrease) in Accounts Payable, Accrued Expenses and Other Liabilities	256,446	96	927	911	258,380	227,018	(1,467)	272,488	(168,746)	329,293	(567,102)	20,571

Net Cash Provided By (Used In) Operating Activities	24,915	(514)	6	—	24,407	10,430	95,063	(3,631)	(63,669)	38,193	—	62,600

Cash Flows from Investing Activities:
Origination of Dealer Finance Receivables	—	—	—	—	—	(5,627)	—	—	—	(5,627)	—	(5,627)
Collections and Recoveries of Dealer Finance Receivables	—	—	—	—	—	178	—	—	—	178	—	178
Proceeds from Disposal of Property and Equipment	364	—	—	—	364	70	—	22	—	92	—	456
Purchase of Property and Equipment	(4,587)	—	—	—	(4,587)	(1,419)	460	(104)	—	(1,063)	—	(5,650)

Net Cash Provided By (Used In) Investing Activities	(4,223)	—	—	—	(4,223)	(6,798)	460	(82)	—	(6,420)	—	(10,643)

DriveTime Automotive Group, Inc. and Subsidiaries

Condensed Consolidating Statements of Cash Flows

Three Months Ended March 31, 2012

(in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Cash Flows from Financing Activities:
Decrease in Restricted Cash	—	—	—	—	—	(3,396)	(5,103)	—	—	(8,499)	—	(8,499)
Collections, Buybacks and Change in Investments Held in Trust	—	—	—	—	—	—	(1,785)	—	—	(1,785)	—	(1,785)
Additions to Portfolio Warehouse Facilities	—	—	—	—	—	—	—	—	—	—	—	—
Repayment of Portfolio Warehouse Facilities	—	—	—	—	—	—	(112,289)	—	—	(112,289)	—	(112,289)
Additions to Portfolio Term Financings	—	—	—	—	—	—	195,800	—	—	195,800	—	195,800
Repayment of Portfolio Term Financings	—	—	—	—	—	—	(108,000)	—	—	(108,000)	—	(108,000)
Additions to Other Secured Notes Payable	—	—	—	—	—	—	—	—	—	—	—	—
Repayment of Other Secured Notes Payable	(14,390)	—	—	—	(14,390)	(89)	(52)	—	—	(141)	—	(14,531)
Payment of Debt Insurance Costs	(26)	—	(6)	—	(32)	—	(519)	(6)	—	(525)	—	(557)
Dividend Distributions	—	—	—	—	—	—	(63,669)	(5,260)	63,669	(5,260)	—	(5,260)

Net Cash Provided By (Used In) Financing Activities)	(14,416)	—	(6)	—	(14,422)	(3,485)	(95,617)	(5,266)	63,669	(40,699)	—	(55,121)

Net Increase (Decrease) in Cash and Cash Equivalents	6,276	(514)	—	—	5,762	147	(94)	(8,979)	—	(8,926)	—	(3,164)
Cash and Cash Equivalents at Beginning of Period	2,869	595	5	—	3,469	52	396	22,013	—	22,461	—	25,930

Cash and Cash Equivalents at End of Period	$9,145	$81	$5	$—	$9,231	$199	$302	$13,034	$—	$13,535	$—	$22,766

(18) Supplemental Consolidating Financial Information

In accordance with the indenture governing our Senior Secured Notes (see Note 8—“Debt Obligations”), certain wholly-owned subsidiaries of the Company have fully and unconditionally guaranteed the Senior Secured Notes on a joint and several basis. Pursuant to Regulation S-X, Rule 3-10(f), we are required to present condensed consolidating financial information for subsidiaries that have guaranteed the debt of a registrant issued in a public offering, where the guarantee is full and unconditional, joint and several, and where the voting interest of the subsidiary is 100% owned by the registrant.

The following tables present condensed consolidating balance sheets as of December 31, 2012 and 2011; and condensed consolidating statements of operations for the years ended December 31, 2012, 2011, and 2010; and condensed consolidated statements of cash flows for the years ended December 31, 2012, 2011, and 2010 for (i) DTAG and DTAC, the co-issuers of the Senior Secured Notes, (ii) the separate DTAG and DTAC guarantor subsidiaries on a combined basis, (iii) the separate DTAG and DTAC non-guarantor subsidiaries on a combined basis, (iv) elimination adjustments, and (v) total consolidated amounts. Separate financial statements and other disclosures concerning the Guarantor Subsidiaries are not presented because management believes that such information is not material to the senior note holders. Consolidating adjustments include elimination of investment in subsidiaries, elimination of intercompany accounts; elimination of intercompany sales between guarantor and non-guarantor subsidiaries; and elimination of equity in earnings (losses) of subsidiaries. The condensed consolidating financial information should be read in conjunction with the consolidated financial statements herein.

Included in the column for DTAG Guarantor Subsidiaries Combined are DriveTime Sales and Finance Company, LLC and DTCS. Included in the column for DTAC Guarantor Subsidiaries Combined are DT Credit Company, LLC, and DT Jet Leasing, LLC. Included in the column for DTAG Non-Guarantor Subsidiaries Combined are all other subsidiaries that are wholly-owned by DTAG and included in the column for DTAC Non-Guarantor Subsidiaries Combined are all SPEs, which are VIEs and for which DTAC is the primary beneficiary. The column for the Issuers includes the accounts for DTAG and DTAC as issuers and as parent company for each of its respective subsidiaries.

Consolidated amounts may be immaterially different compared to the consolidated financial statements due to rounding.

DriveTime Automotive Group, Inc. and Subsidiaries

Consolidating Balance Sheets

December 31, 2012

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
ASSETS:
Cash and Cash Equivalents	$6,937	$482	$5	$—	$7,424	$9	$423	$18,624	$—	$19,056	$—	$26,480
Restricted Cash and Investments Held in Trust	—	—	—	—	—	16,163	90,909	—	—	107,072	—	107,072
Finance Receivables	—	—	—	—	—	—	—	1,634,622	—	1,634,622	—	1,634,622
Allowance for Credit Losses	—	—	—	—	—	—	—	(252,590)	—	(252,590)	—	(252,590)

Finance Receivables, net	—	—	—	—	—	—	—	1,382,032	—	1,382,032	—	1,382,032
Dealer Finance Receivables	—	—	—	—	—	40,956	—	—	—	40,956	—	40,956
Inventory	270,733	—	—	—	270,733	—	—	—	—	—	—	270,733
Property and Equipment, net	70,668	—	—	—	70,668	5,807	15,216	2,706	—	23,729	—	94,397
Investments in Subsidiaries	—	—	473,828	(473,828)	—	—	—	348,577	(348,577)	—	—	—
Other Assets	1,226,409	26,480	383,689	(711,814)	924,764	496,384	1,352,295	887,248	(1,857,217)	878,710	(1,736,027)	67,447

Total Assets	$1,574,747	$26,962	$857,522	$(1,185,642)	$1,273,589	$559,319	$1,458,843	$2,639,187	$(2,205,794)	$2,451,555	$(1,736,027)	$1,989,117

LIABILITIES & SHAREHOLDERS’ EQUITY:
Liabilities:
Accounts Payable	$17,342	$—	$—	$—	$17,342	$4	$—	$—	$—	$4	$—	$17,346
Accrued Expenses and Other Liabilities	1,006,791	695	602,314	(711,814)	897,986	521,476	6,703	2,228,522	(1,836,721)	919,980	(1,736,027)	81,939
Portfolio Term Financings	—	—	—	—	—	—	1,069,974	—	(20,496)	1,049,478	—	1,049,478
Portfolio Warehouse Facilities	—	—	—	—	—	—	57,200	—	—	57,200	—	57,200
Senior Secured Notes Payable	—	—	99,160	—	99,160	—	—	99,160	—	99,160	—	198,320
Other Secured Notes Payable	91,320	11,733	—	—	103,053	1,774	12,454	—	—	14,228	—	117,281

Total Liabilities	1,115,453	12,428	701,474	(711,814)	1,117,541	523,254	1,146,331	2,327,682	(1,857,217)	2,140,050	(1,736,027)	1,521,564

Shareholders’ Equity:
Total Shareholders’ Equity	459,294	14,534	156,048	(473,828)	156,048	36,065	312,512	311,505	(348,577)	311,505	—	467,553

Total Liabilities & Shareholders’ Equity	$1,574,747	$26,962	$857,522	$(1,185,642)	$1,273,589	$559,319	$1,458,843	$2,639,187	$(2,205,794)	$2,451,555	$(1,736,027)	$1,989,117

DriveTime Automotive Group, Inc. and Subsidiaries

Consolidating Balance Sheets

December 31, 2011

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
ASSETS:
Cash and Cash Equivalents	$2,869	$595	$5	$—	$3,469	$52	$396	$22,013	$—	$22,461	$—	$25,930
Restricted Cash and Investments Held in Trust	—	—	—	—	—	22,517	77,199	—	—	99,716	—	99,716
Finance Receivables	—	—	—	—	—	—	—	1,495,340	—	1,495,340	—	1,495,340
Allowance for Credit Losses	—	—	—	—	—	—	—	(221,533)	—	(221,533)	—	(221,533)

Finance Receivables, net	—	—	—	—	—	—	—	1,273,807	—	1,273,807	—	1,273,807
Dealer Finance Receivables	—	—	—	—	—	24	—	—	—	24	—	24
Inventory	212,330	—	—	—	212,330	—	—	—	—	—	—	212,330
Property and Equipment, net	67,579	—	—	—	67,579	4,085	16,029	2,976	—	23,090	—	90,669
Investments in Subsidiaries	—	—	613,599	(613,599)	—	—	—	388,967	(388,967)	—	—	—
Other Assets	1,316,338	12,840	242,936	(724,386)	847,728	705,731	1,176,065	783,441	(1,891,941)	773,296	(1,556,671)	64,353

Total Assets	$1,599,116	$13,435	$856,540	$(1,337,985)	$1,131,106	$732,409	$1,269,689	$2,471,204	$(2,280,908)	$2,192,394	$(1,556,671)	$1,766,829

LIABILITIES & SHAREHOLDERS’ EQUITY:
Liabilities:
Accounts Payable	$9,759	$—	$—	$—	$9,759	$—	$—	$—	$—	$—	$—	$9,759
Accrued Expenses and Other Liabilities	904,341	352	608,647	(724,386)	788,954	647,665	6,148	2,063,190	(1,871,445)	845,558	(1,556,671)	77,841
Portfolio Term Financings	—	—	—	—	—	—	803,130	—	(20,496)	782,634	—	782,634
Portfolio Warehouse Facilities	—	—	—	—	—	—	141,392	—	—	141,392	—	141,392
Senior Secured Notes Payable	—	—	99,029	—	99,029	—	—	99,029	—	99,029	—	198,058
Other Secured Notes Payable	84,500	—	—	—	84,500	2,135	12,661	—	—	14,796	—	99,296
Total Liabilities	998,600	352	707,676	(724,386)	982,242	649,800	963,331	2,162,219	(1,891,941)	1,883,409	(1,556,671)	1,308,980

Shareholders’ Equity:
Total Shareholders’ Equity	600,516	13,083	148,864	(613,599)	148,864	82,609	306,358	308,985	(388,967)	308,985	—	457,849

Total Liabilities & Shareholders’ Equity	$1,599,116	$13,435	$856,540	$(1,337,985)	$1,131,106	$732,409	$1,269,689	$2,471,204	$(2,280,908)	$2,192,394	$(1,556,671)	$1,766,829

DriveTime Automotive Group, Inc. and Subsidiaries

Consolidating Statements of Operations

Year Ended December 31, 2012

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Revenue:
Sales of Used Vehicles	$920,507	$—	$—	$—	$920,507	$—	$—	$—	$—	$—	$—	$920,507
Interest Income	—	—	—	—	—	—	273,460	300,595	(274,673)	299,382	—	299,382
Dealer Finance and Other Income	—	—	—	—	—	2,977	—	—	—	2,977	—	2,977
Other Revenue	45,442	—	37,760	—	83,202	65,059	—	2,758	(64,980)	2,837	(86,039)	—

Equity in Income of Subsidiaries	—	—	220,795	(220,795)	—	—	—	180,339	(180,339)	—	—	—

Total Revenue	965,949	—	258,555	(220,795)	1,003,709	68,036	273,460	483,692	(519,992)	305,196	(86,039)	1,222,866
Costs and Expenses:
Cost of Used Vehicles Sold	607,932	—	—	—	607,932	—	—	—	—	—	—	607,932
Provision for Credit Losses	—	—	—	—	—	—	—	253,603	—	253,603	—	253,603
Portfolio Debt Interest Expense	—	—	—	—	—	—	41,978	—	—	41,978	—	41,978
Non-Portfolio Debt Interest Expense	3,273	403	58	—	3,734	93	1,975	314,904	(274,673)	42,299	(41,389)	4,644
Senior Secured Debt Interest Expense	—	—	13,233	—	13,233	—	—	13,237	—	13,237	—	26,470
Selling and Marketing	28,012	—	—	—	28,012	123	—	4	—	127	—	28,139
General and Administrative	91,546	(3,406)	7,369	—	95,509	59,256	55,762	78,506	(64,980)	128,544	(44,650)	179,403
Depreciation Expense	16,910	—	—	—	16,910	1,424	546	1,270	—	3,240	—	20,150

Total Costs and Expenses	747,673	(3,003)	20,660	—	765,330	60,896	100,261	661,524	(339,653)	483,028	(86,039)	1,162,319

Income before Income Taxes	218,276	3,003	237,895	(220,795)	238,379	7,140	173,199	(177,832)	(180,339)	(177,832)	—	60,547
Income Tax Expense (Benefit)	—	484	224	—	708	—	—	486	—	486	—	1,194
Net Income (Loss)	$218,276	$2,519	$237,671	$(220,795)	$237,671	$7,140	$173,199	$(178,318)	$(180,339)	$(178,318)	$—	$59,353

DriveTime Automotive Group, Inc. and Subsidiaries

Consolidating Statements of Operations

Year Ended December 31, 2011

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Revenue:
Sales of Used Vehicles	$838,242	$—	$—	$—	$838,242	$—	$—	$—	$—	$—	$—	$838,242
Interest Income	—	—	—	—	—	—	252,911	284,282	(254,128)	283,065	—	283,065
Other Revenue	38,333	—	26,500	—	64,833	60,250	—	2,864	(60,018)	3,096	(67,929)	—
Equity in Income of Subsidiaries	—	—	211,104	(211,104)	—	—	—	158,642	(158,642)	—	—	—

Total Revenue	876,575	—	237,604	(211,104)	903,075	60,250	252,911	445,788	(472,788)	286,161	(67,929)	1,121,307

Costs and Expenses:
Cost of Used Vehicles Sold	544,504	—	—	—	544,504	—	—	—	—	—	—	544,504
Provision for Credit Losses	—	—	—	—	—	—	—	207,198	—	207,198	—	207,198
Portfolio Debt Interest Expense	—	—	—	—	—	—	43,373	102	—	43,475	—	43,475
Non-Portfolio Debt Interest Expense	2,351	—	54	—	2,405	109	1,989	282,978	(254,128)	30,948	(30,319)	3,034
Senior Secured Debt Interest Expense	—	—	13,271	—	13,271	—	—	13,270	—	13,270	—	26,541
Selling and Marketing	22,790	—	—	—	22,790	—	—	—	—	—	—	22,790
General and Administrative	83,081	(1,191)	7,543	—	89,433	56,925	50,798	68,803	(60,018)	116,508	(37,610)	168,331
Depreciation Expense	13,532	—	—	—	13,532	714	613	1,216	—	2,543	—	16,075

Total Costs and Expenses	666,258	(1,191)	20,868	—	685,935	57,748	96,773	573,567	(314,146)	413,942	(67,929)	1,031,948

Income before Income Taxes	210,317	1,191	216,736	(211,104)	217,140	2,502	156,138	(127,779)	(158,642)	(127,781)	—	89,359
Income Tax Expense (Benefit)	—	403	(166)	—	237	—	—	984	—	984	—	1,221

Net Income (Loss)	$210,317	$788	$216,902	$(211,104)	$216,903	$2,502	$156,138	$(128,763)	$(158,642)	$(128,765)	$—	$88,138

DriveTime Automotive Group, Inc. and Subsidiaries

Consolidating Statements of Operations

Year Ended December 31, 2010

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Revenue:
Sales of Used Vehicles	$760,767	$—	$—	$—	$760,767	$—	$—	$—	$—	$—	$—	$760,767
Interest Income	—	—	—	—	—	—	171,367	266,011	(172,404)	264,974	—	264,974
Other Revenue	55,309	—	13,372	—	68,681	70,205	—	—	(70,205)	—	(68,681)	—
Equity in Income of Subsidiaries	—	—	230,269	(230,269)	—	—	—	97,298	(97,298)	—	—	—

Total Revenue	816,076	—	243,641	(230,269)	829,448	70,205	171,367	363,309	(339,907)	264,974	(68,681)	1,025,741

Costs and Expenses:
Cost of Used Vehicles Sold	481,210	—	—	—	481,210	—	—	—	—	—	—	481,210
Provision for Credit Losses	—	—	—	—	—	—	—	175,900	—	175,900	—	175,900
Portfolio Debt Interest Expense	—	—	—	—	—	—	42,335	25,979	—	68,314	—	68,314
Non-Portfolio Debt Interest Expense	2,933	—	1,772	—	4,705	88	1,542	203,549	(172,405)	32,774	(22,722)	14,757
Senior Secured Debt Interest Expense	—	—	7,515	—	7,515	—	—	7,516	—	7,516	—	15,031
Selling and Marketing	16,681	—	—	—	16,681	—	—	102	—	102	—	16,783
General and Administrative	74,784	(2,018)	12,979	—	85,745	66,044	32,919	96,946	(70,204)	125,705	(45,959)	165,491
Depreciation Expense	11,363	—	—	—	11,363	756	590	1,042	—	2,388	—	13,751
Loss on Extinguishment of Debt	—	—	—	—	—	—	—	3,418	—	3,418	—	3,418

Total Costs and Expenses	586,971	(2,018)	22,266	—	607,219	66,888	77,386	514,452	(242,609)	416,117	(68,681)	954,655

Income before Income Taxes	229,105	2,018	221,375	(230,269)	222,229	3,317	93,981	(151,143)	(97,298)	(151,143)	—	71,086
Income Tax Expense (Benefit)	—	854	383	—	1,237	—	—	(833)	—	(833)	—	404

Net Income (Loss)	$229,105	$1,164	$220,992	$(230,269)	$220,992	$3,317	$93,981	$(150,310)	$(97,298)	$(150,310)	$—	$70,682

DriveTime Automotive Group, Inc. and Subsidiaries

Consolidating Statements of Cash Flows

Year Ended December 31, 2012

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Cash Flows from Operating Activities:
Net Income (Loss)	$218,276	$2,519	$237,671	$(220,795)	$237,671	$7,140	$173,199	$(178,318)	$(180,339)	$(178,318)	$—	$59,353
Adjustments to Reconcile Net Income to Net Cash (Used in) Provided by Operating Activities:
Provision for Credit Losses	—	—	—	—	—	—	—	253,603	—	253,603	—	253,603
Depreciation Expense	16,910	—	—	—	16,910	1,424	546	1,270	—	3,240	—	20,150
Amortization of Debt Issuance Costs and Debt Premium and Discount	115	39	608	—	762	—	6,792	609	—	7,401	—	8,163
Non-Cash Compensation Expense	—	—	781	—	781	—	—	765	—	765	—	1,546
Loss (Gain) from Disposal of Property and Equipment	(117)	—	—	—	(117)	(34)	—	(2)	—	(36)	—	(153)
Originations of Finance Receivables	—	—	—	—	—	—	—	(917,093)	—	(917,093)	—	(917,093)
Collections and Recoveries on Finance Receivable Principal Balances	—	—	—	—	—	—	—	559,517	—	559,517	—	559,517
(Increase) Decrease in Accrued Interest Receivable and Loan Origination Costs	—	—	—	—	—	—	—	(4,252)	—	(4,252)	—	(4,252)
(Increase) in Inventory	(58,403)	—	—	—	(58,403)	—	—	—	—	—	—	(58,403)
(Increase) Decrease in Other Assets	(269,542)	(14,359)	(232,721)	208,224	(308,398)	155,393	(343,247)	167,379	145,614	125,139	179,356	(3,903)
Increase (Decrease) in Accounts Payable, Accrued Expenses and Other Liabilities	109,942	342	(6,333)	12,571	116,522	(126,185)	554	165,334	34,725	74,428	(179,356)	11,594

Net Cash (Used in) Provided By Operating Activities	17,181	(11,459)	6	—	5,728	37,738	(162,156)	48,812	—	(75,606)	—	(69,878)

DriveTime Automotive Group, Inc. and Subsidiaries

Consolidating Statements of Cash Flows

Year Ended December 31, 2012

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Cash Flows from Investing Activities:
Origination of Dealer Finance Receivables	—	—	—	—	—	(45,438)	—	—	—	(45,438)	—	(45,438)
Collections and Recoveries of Dealer Finance Receivables	—	—	—	—	—	4,506	—	—	—	4,506	—	4,506
Proceeds from Disposal of Property and Equipment	1,540	—	—	—	1,540	354	—	38	—	392	—	1,932
Purchase of Property and Equipment	(21,333)	—	—	—	(21,333)	(3,197)	—	(1,037)	—	(4,234)	—	(25,567)

Net Cash Provided By (Used In) Investing Activities	(19,793)	—	—	—	(19,793)	(43,775)	—	(999)	—	(44,774)	—	(64,567)

Cash Flows from Financing Activities:
Increase (Decrease) in Restricted Cash	—	—	—	—	—	6,354	9,067	—	—	15,421	—	15,421
Deposits into Investments Held in Trust	—	—	—	—	—	—	(15,864)	—	—	(15,864)	—	(15,864)
Change in Investments Held in Trust and Collection Account Cash	—	—	—	—	—	—	(6,913)	—	—	(6,913)	—	(6,913)
Additions to Portfolio Term Financings	—	—	—	—	—	—	857,246	—	—	857,246	—	857,246
Repayment of Portfolio Term Financings	—	—	—	—	—	—	(590,151)	—	—	(590,151)	—	(590,151)
Additions to Portfolio Warehouse Facilities	—	—	—	—	—	—	827,300	—	—	827,300	—	827,300
Repayment of Portfolio Warehouse Facilities	—	—	—	—	—	—	(911,492)	—	—	(911,492)	—	(911,492)
Additions to Other Secured Notes Payable	71,000	12,969	—	—	83,969	—	—	—	—	—	—	83,968
Repayment of Other Secured Notes Payable	(64,179)	(1,235)	—	—	(65,414)	(360)	(208)	—	—	(568)	—	(65,982)
Payment of Debt Issuance Costs	(141)	(388)	(6)	—	(535)	—	(6,802)	(7)	—	(6,809)	—	(7,343)
Dividend Distributions	—	—	—	—	—	—	—	(51,195)	—	(51,195)	—	(51,195)

Net Cash Provided By (Used In) Financing Activities	6,680	11,346	(6)	—	18,020	5,994	162,183	(51,202)	—	116,975	—	134,995

Net Increase (Decrease) in Cash and Cash Equivalents	4,068	(113)	—	—	3,955	(43)	27	(3,389)	—	(3,405)	—	550
Cash and Cash Equivalents at Beginning of Period	2,869	595	5	—	3,469	52	396	22,013	—	22,461	—	25,930

Cash and Cash Equivalents at End of Period	$6,937	$482	$5	$—	$7,424	$9	$423	$18,624	$—	$19,056	$—	$26,480

DriveTime Automotive Group, Inc. and Subsidiaries

Consolidating Statements of Cash Flows

Year Ended December 31, 2011

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Cash Flows from Operating Activities:
Net Income (Loss)	$210,317	$788	$216,902	$(211,104)	$216,903	$2,502	$156,138	$(128,763)	$(158,642)	$(128,765)	$—	$88,138
Adjustments to Reconcile Net Income to Net Cash (Used in) Provided by Operating Activities:
Provision for Credit Losses	—	—	—	—	—	—	—	207,198	—	207,198	—	207,198
Depreciation Expense	13,532	—	—	—	13,532	714	613	1,216	—	2,543	—	16,075
Non-Cash Compensation Expense	494	—	562	—	1,056	—	10,262	562	—	10,824	—	11,880
Amortization of Debt Issuance Costs and Debt Premium and Discount	—	—	1,395	—	1,395	—	—	1,394	—	1,394	—	2,789
Loss (Gain) from Disposal of Property and Equipment	86	—	—	—	86	—	—	(5)	—	(5)	—	81
Originations of Finance Receivables	—	—	—	—	—	—	—	(829,164)	—	(829,164)	—	(829,164)
Collections and Recoveries on Finance Receivable Principal Balances	—	—	—	—	—	—	—	549,888	—	549,888	—	549,888
(Increase) Decrease in Accrued Interest Receivable and Loan Origination Costs	—	—	—	—	—	—	—	(1,011)	—	(1,011)	—	(1,011)
(Increase) in Inventory	(66,286)	—	—	—	(66,286)	—	—	—	—	—	—	(66,286)
(Increase) Decrease in Other Assets	(851,669)	2,564	(335,292)	310,151	(874,246)	(603,676)	(233,481)	(772,357)	1,113,025	(496,489)	1,358,453	(12,282)
Increase (Decrease) in Accounts Payable, Accrued Expenses and Other Liabilities	691,639	(3,079)	116,607	(99,047)	706,120	602,492	(14,839)	1,026,561	(954,383)	659,831	(1,358,453)	7,498

Net Cash (Used in) Provided By Operating Activities	(1,887)	273	174	—	(1,440)	2,032	(81,307)	55,519	—	(23,756)	—	(25,196)

Cash Flows from Investing Activities:						—
Proceeds from Disposal of Property and Equipment	438	—	—	—	438	62	—	19	—	81	—	519
Purchase of Property and Equipment	(43,290)	—	—	—	(43,290)	(243)	(782)	(477)	—	(1,502)	—	(44,792)

DriveTime Automotive Group, Inc. and Subsidiaries

Consolidating Statements of Cash Flows

Year Ended December 31, 2011

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Net Cash Provided By (Used In) Investing Activities	(42,852)	—	—	—	(42,852)	(181)	(782)	(458)	—	(1,421)	—	(44,273)

Cash Flows from Financing Activities:
Increase in Restricted Cash	5	—	—	—	5	(1,740)	19,928	—	—	18,188	—	18,193
Deposits into Investments Held in Trust	—	—	—	—	—	—	(13,199)	—	—	(13,199)	—	(13,199)
Change in Investments Held in Trust and Collection Account Cash	—	—	—	—	—	—	(22,819)	—	—	(22,819)	—	(22,819)
Additions to Portfolio Term Financings	—	—	—	—	—	—	707,947	—	—	707,947	—	707,947
Repayment of Portfolio Term Financings	—	—	—	—	—	—	(339,110)	—	—	(339,110)	—	(339,110)
Additions to Portfolio Warehouse Facilities	—	—	—	—	—	—	970,600	—	—	970,600	—	970,600
Repayment of Portfolio Warehouse Facilities	—	—	—	—	—	—	(1,232,215)	—	—	(1,232,215)	—	(1,232,215)
Additions to Other Secured Notes Payable	44,500	—	—	—	44,500	—	—	—	—	—	—	44,500
Repayment of Other Secured Notes Payable	—	—	—	—	—	(344)	(198)	—	—	(542)	—	(542)
Payment of Debt Issuance Costs	(485)	—	(169)	—	(654)	—	(8,965)	(169)	—	(9,134)	—	(9,788)
Dividend Distributions	—	—	—	—	—	—	—	(51,845)	—	(51,845)	—	(51,845)

Net Cash Provided By (Used In) Financing Activities	44,020	—	(169)	—	43,851	(2,084)	81,969	(52,014)	—	27,871	—	71,722

Net Increase (Decrease) in Cash and Cash Equivalents	(719)	273	5	—	(441)	(233)	(120)	3,047	—	2,694	—	2,253
Cash and Cash Equivalents at Beginning of Period	3,588	322	—	—	3,910	285	516	18,966	—	19,767	—	23,677

Cash and Cash Equivalents at End of Period	$2,869	$595	$5	$—	$3,469	$52	$396	$22,013	$—	$22,461	$—	$25,930

DriveTime Automotive Group, Inc. and Subsidiaries

Consolidating Statements of Cash Flows

Year Ended December 31, 2010

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Cash Flows from Operating Activities:
Net Income (Loss)	$229,105	$1,164	$220,992	$(230,269)	$220,992	$3,317	$93,981	$(150,310)	$(97,298)	$(150,310)	$—	$70,682
Adjustments to Reconcile Net Income to Net Cash (Used in) Provided by Operating Activities:
Provision for Credit Losses	—	—	—	—	—	—	—	175,900	—	175,900	—	175,900
Depreciation Expense	11,363	—	—	—	11,363	756	590	1,042	—	2,388	—	13,751
Amortization of Debt Issuance Costs and Debt Premium and Discount	226	—	263	—	489	—	11,051	6,070	—	17,121	—	17,610
Non-Cash Compensation Expense	—	—	563	—	563	—	—	562	—	562	—	1,125
Loss (Gain) from Disposal of Property and Equipment	(136)	—	—	—	(136)	(17)	—	359	—	342	—	206
Originations of Finance Receivables	—	—	—	—	—	—	—	(747,329)	—	(747,329)	—	(747,329)
Collections and Recoveries on Finance Receivable Principal Balances	—	—	—	—	—	—	—	492,294	—	492,294	—	492,294
(Increase) Decrease in Accrued Interest Receivable and Loan Origination Costs	—	—	—	—	—	—	—	726	—	726	—	726
(Increase) in Inventory	(30,704)	—	—	—	(30,704)	—	—	—	—	—	—	(30,704)
(Increase) Decrease in Other Assets	(70,119)	(1,571)	(491,503)	322,113	(241,080)	116,512	(533,616)	339,240	159,524	81,660	147,391	(12,029)
Increase (Decrease) in Accounts Payable, Accrued Expenses and Other Liabilities	(106,194)	576	200,228	(90,059)	4,551	(117,250)	(36,411)	361,936	(41,730)	166,545	(147,391)	23,705

Net Cash (Used in) Provided By Operating Activities	33,541	169	(69,457)	1,785	(33,962)	3,318	(464,405)	480,490	20,496	39,899	—	5,937

Cash Flows from Investing Activities:
Proceeds from Disposal of Property and Equipment	347	—	—	—	347	55	—	21	—	76	—	423
Purchase of Property and Equipment	(20,570)	—	2,615	—	(17,955)	(640)	(30)	(2,256)	—	(2,926)	—	(20,881)

Net Cash Provided By (Used In) Investing Activities	(20,223)	—	2,615	—	(17,608)	(585)	(30)	(2,235)	—	(2,850)	—	(20,458)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Cash Flows from Financing Activities:
Increase in Restricted Cash	(9)	—	—	—	(9)	(4,968)	(24,005)	—	—	(28,973)	—	(28,982)
Deposits into Investments Held in Trust	—	—	—	—	—	—	(4,500)	—	—	(4,500)	—	(4,500)
Change in Investments Held in Trust and Collection Account Cash	—	—	—	—	—	—	35,655	—	—	35,655	—	35,655
Additions to Portfolio Term Facilities	—	—	—	—	—	—	328,753	79,047	(20,496)	387,304	—	387,304
Repayment of Portfolio Term Facilities	—	—	—	—	—	—	(183,103)	(585,747)	—	(768,850)	—	(768,850)
Additions to Portfolio Warehouse Facilities	—	—	—	—	—	—	940,150	—	—	940,150	—	940,150
Repayment of Portfolio Warehouse Facilities	—	—	—	—	—	—	(614,649)	—	—	(614,649)	—	(614,649)
Additions to Senior Secured Notes Payable	—	—	80,555	—	80,555	—	—	80,554	—	80,554	—	161,109
Additions to Other Secured Notes Payable	—	—	1,785	(1,785)	—	2,700	—	76	—	2,776	—	2,776
Repayment of Other Secured Notes Payable	(10,000)	—	—	—	(10,000)	(221)	(187)	(12,307)	—	(12,715)	—	(22,715)
Repayment of Senior Unsecured Notes Payable	—	—	—	—	—	—	—	(1,500)	—	(1,500)	—	(1,500)
Payment of Debt Issuance Costs	(511)	—	(3,898)	—	(4,409)	—	(13,713)	(4,694)	—	(18,407)	—	(22,816)
Dividend Distributions	—	—	(11,600)	—	(11,600)	—	—	(34,710)	—	(34,710)	—	(46,310)

Net Cash Provided By (Used In) Financing Activities	(10,520)	—	66,842	(1,785)	54,537	(2,489)	464,401	(479,281)	(20,496)	(37,865)	—	16,672

Net Increase (Decrease) in Cash and Cash Equivalents	2,798	169	—	—	2,967	244	(34)	(1,026)	—	(816)	—	2,151
Cash and Cash Equivalents at Beginning of Period	790	153	—	—	943	41	550	19,992	—	20,583	—	21,526

Cash and Cash Equivalents at End of Period	$3,588	$322	$—	$—	$3,910	$285	$516	$18,966	$—	$19,767	$—	$23,677

Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Segment Information
(15)	Segment Information

We operate in two principal operating business segments: DriveTime and GO Financial. We organize our business based on the nature of the services and products offered. Transactions between segments are eliminated in consolidation.

Revenue and operating income (loss) for each segment are provided below for the three months ended March 31, 2013 and March 31, 2012, while assets and liabilities are presented as of March 31, 2013 and December 31, 2012.

	Three Months Ended March 31, 2013			Three Months Ended March 31, 2012
	DriveTime	GO	Total	DriveTime	GO	Total
	(in thousands)
Revenue:
Sales of Used Vehicles	$309,468	$—	$309,468	$297,135	$—	$297,135
Interest Income	74,971	3	74,974	70,528	—	70,528
Dealer Finance and Other Income	—	2,800	2,800	—	175	175

Total Revenue:	$384,439	$2,803	$387,242	$367,663	$175	$367,838

Expenses:
Interest Expense	18,146	—	18,146	18,003	—	18,003
Depreciation Expense	5,277	131	5,408	4,876	75	4,951
Other Costs and Operating Expenses	342,853	1,904	344,757	310,466	1,231	311,697

Total Costs and Expenses:	$366,276	$2,035	$368,311	$333,345	$1,306	$334,651

Income (Loss) Before Income Taxes:	$18,163	$768	$18,931	$34,318	$(1,131)	$33,187

	March 31, 2013			December 31, 2012
	DriveTime	GO	Total	DriveTime	GO	Total
	(in thousands)
Assets:	$2,003,189	$76,466	$2,079,655	$1,946,714	$42,403	$1,989,117
Liabilities:	$1,592,176	$1,441	$1,593,617	$1,520,866	$698	$1,521,564
Equity:	$411,013	$75,025	$486,038	$425,848	$41,705	$467,553

(20) Segment Information

We operate in two principal operating business segments: DriveTime and GO Financial. We organize our business based on the nature of the services and products offered. Transactions between segments are eliminated in consolidation.

Revenues, operating income (loss) and assets and liabilities of each of the operating segments is provided below as of and for the year-ended December 31, 2012. GO Financial did not have material operations prior to December 2012.

Year Ended December 31, 2012
($ in thousands)
Revenue:
DriveTime Sales of Used Vehicles	$920,507
DriveTime Interest Income	299,382
GO Financial Dealer Finance and Other Income	2,977

Total Revenue:	$1,222,866

Depreciation Expense:
DriveTime	$19,740
GO Financial	410

Total Depreciation Expense:	$20,150

Interest Expense:
DriveTime	$73,092
GO Financial	—

Total Interest Expense:	$73,092

Total Other Costs and Operating Expenses:
DriveTime	$1,064,641
GO Financial	4,436

Total Other Costs and Operating Expenses	$1,069,077

Total Costs and Expenses
DriveTime	$1,157,473
GO Financial	4,846

Total Costs and Expenses	$1,162,319

Income Before Income Taxes:
DriveTime	$62,416
GO Financial	(1,869)

Income Before Income Taxes:	$60,547

Year Ended December 31, 2012
($ in thousands)
Assets:
DriveTime	$1,946,714
GO Financial	42,403

Total Assets:	$1,989,117

Liabilities:
DriveTime	$1,520,866
GO Financial	698

Total Liabilities:	$1,521,564

Shareholders’ Equity:
DriveTime	$425,848
GO Financial	41,705

Total Shareholders’ Equity	$467,553

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies

(2) Significant Accounting Policies

The following accounting policies pertain to DriveTime’s core operations. Accounting policies specific to GO Financial are specifically noted within each section if they vary from DriveTime’s policies.

Cash & Cash Equivalents

We consider all highly liquid investments with original maturities at the date of purchase of three months or less to be cash equivalents. Periodically we maintain cash in excess of the amounts insured by the federal government.

Finance Receivables—DriveTime

Finance receivables consist of the aggregate principal balances of all auto loans in our active portfolio, which are collateralized by used vehicles sold, plus accrued interest receivable and direct loan origination costs. Finance receivables are comprised of loans related to used vehicles sold by us, all of which are simple interest loans which may be prepaid without penalty. We do not place loans on nonaccrual status, nor do we classify loans as impaired, since accounts are charged-off when the loans are contractually past due, at 91 days (or later, if the customer makes a qualifying payment in accordance with the terms of our charge-off policy).

Dealer Finance Receivables—GO Financial

Dealer finance receivables consist of the aggregate carrying value of amounts advanced to dealers (“dealer advances”) participating in our indirect lending program through DTAC’s subsidiary, GO Financial, plus direct loan origination costs. We account for dealer finance receivables in a manner consistent with loans acquired with deteriorated credit quality, using the effective interest method. Third-party independent dealerships build discrete pools of loans and dealer advances are repaid by the dealerships, on a pool level, based on cash flows collected by GO from the pool of underlying customer loans. Each dealer pool is treated as a discrete unit of account, both during the open phase and during the closed phase for purposes of recognizing revenue and evaluating impairment. Dealer finance receivables are evaluated for impairment subsequent to pool closure and at the end of each quarterly accounting period. A decrease in expected cash flow, deriving a decrease in pool yield, results in pool impairment, which is recorded as a charge to provision for GO credit losses and a credit to allowance for GO credit losses. Subsequent improvement in expected cash flows, deriving an increase to pool yield, is treated first as a recovery of previously recorded allowance.

Charge-off Policy

For DriveTime receivables (excluding GO), the accrual of interest is discontinued and any accrued but unpaid interest is reversed and written-off along with any unamortized loan origination costs when the loans are charged-off. Accounts which have been charged-off have been removed from finance receivables. Net charge-offs consist of finance receivable principal balances charged-off, net of any amounts received from vehicles recovered and sold at auction, sales tax refunds, where applicable, and any subsequent collections on the charged-off accounts, as well as an estimate of recoveries on loans previously charged-off (recovery receivables).

Prior to December 2011, loans were charged-off at 91 days contractually past due. In December 2011, we made a modification to our charge-off policy, which was treated as a change in accounting estimate. Under our new charge-off policy, we charge-off the entire principal balance of receivables that are contractually 91 or more days past due at the end of a month, unless the customer has made a qualifying minimum payment within the previous 30 days from month-end, in which case the customer loan would not charge-off until 121 days contractually past due. This change was made as a result of a change in delinquency patterns, partially resulting from a fully centralized collections environment, and an analysis which indicated that loans which have made a qualifying payment within 30 days, are collectible, and therefore, should not be charged-off.

If this change was not executed, for the year-ended December 31, 2011, net charge-offs would have been $2.6 million higher than reported, provision for credit losses would have been $2.0 million higher than reported, interest income would have been $0.1 million lower than reported, and net income would have been $2.1 million lower than reported.

Underlying customer accounts in the GO program follow the same charge-off policy as DriveTime, except that upon charge-off, the loans are not removed from the dealer pool. However, expected cash flow of the pool is affected, thereby affecting effective yield and carrying value of the GO dealer finance receivables.

Allowance for Credit Losses

DriveTime maintains an allowance for credit losses on an aggregated basis. We accrue for estimated losses when it is probable that the amount will not be fully collectible and the amount of the loss can be reasonably estimated. The evaluation of the adequacy of the allowance for credit losses considers such factors as performance of the loan portfolio by month of origination (“static pool analysis”), the portfolio credit grade mix, our historical credit losses, the overall portfolio quality, delinquency status, the value of the underlying collateral, current economic conditions that may affect the borrowers’ ability to pay, and the overall effectiveness of collection efforts. This estimate of existing probable and estimable losses is primarily based on static pool analyses prepared for various segments of the portfolio utilizing historic loss experience, adjusted for the estimated impact of current economic factors. In management’s judgment, the allowance is maintained at a level that is adequate to provide for the estimate of probable credit losses inherent in our finance receivable portfolio. Charge-offs are recorded as a reduction to the allowance for credit losses at the time of charge-off. An estimate of recovery proceeds is recorded as an other asset, see “Recovery Receivables” below, until such time as the vehicle or other recovery proceeds are received. For previously charged-off accounts that are subsequently recovered, or portions thereof, the amount of such recovery is credited to the allowance for credit losses. On a quarterly basis management reviews the allowance for credit losses for reasonableness and adequacy. Adjustments to the allowance for credit losses as a result of our allowance analyses are recorded through the provision for credit losses.

See “Revenue Recognition—GO Financial” for a description of allowance for credit losses on GO dealer finance receivables.

Recovery Receivables

Recovery receivables represent estimated recoveries to be received on charged-off finance receivables, including proceeds from selling repossessed vehicles at auction, along with insurance, bankruptcy and deficiency collections. The recovery amount from selling repossessed vehicles at auction is a forecast of vehicles to be recovered from loans previously charged-off and vehicles currently in our possession. We estimate the number of units we will recover and the value that we will receive for these vehicles at auction. Our forecast utilizes historical data with respect to recovery rates, values, and time from charge-off to repossession. Changes in recovery receivables are treated as increases or decreases to net charge-offs and ultimately the allowance for credit losses. At December 31, 2012 and 2011, recovery receivables amounted to $37.0 million and $34.5 million, respectively, and are included as a component of other assets on the accompanying consolidated balance sheets.

Inventory

Inventory consists of used vehicles held-for-sale, or currently undergoing reconditioning, and is stated at the lower of cost or market value. Vehicle inventory cost is determined by specific identification. Direct and indirect vehicle reconditioning costs including parts and labor, overhead, costs to transport the vehicles to our reconditioning centers and dealership locations, and other incremental costs are capitalized as a component of inventory cost.

Property and Equipment

Property and equipment consists of land, buildings, leasehold improvements, furniture, software, and repairs and maintenance costs that extend the life of an asset. Property and equipment is stated at cost and is shown net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful life of the assets, which range from three to 15 years for equipment, three to five years for furniture, three years for software, five to ten years for building improvements, and thirty years for buildings. Leasehold improvements are depreciated using the straight-line method over the lesser of the lease term or the estimated useful lives of the related improvements.

Capitalized Internally Developed Software

We capitalize direct costs of materials and services consumed in developing or obtaining internal use software. We also capitalize payroll and payroll-related costs for employees who are directly associated with and who devote time to the development of software products for internal use, to the extent of the time spent directly on the project. Capitalization of costs begins during the development stage and ends when the software is available for general use. Amortization of these costs is computed using the straight-line method over the estimated economic life of the software.

Deferred Financing Costs

Costs relating to obtaining debt financing and capital leases are capitalized and amortized over the term of the related debt using the effective interest method. Unamortized deferred financing costs at December 31, 2012 and 2011 were $15.0 million and $15.8 million, respectively, and are included as a component of other assets on the accompanying consolidated balance sheets. Amortization of deferred financing costs is recorded as component of interest expense, and was $8.2 million, $11.9 million and $17.8 million for the years ended December 31, 2012, 2011, and 2010, respectively.

Limited Warranty

A liability for the estimated cost of vehicle repairs under our warranty program is established at the time a used vehicle is sold by charging costs of used vehicles sold. The liability is evaluated for adequacy through an analysis based on the program’s historical performance of cost incurred per unit sold, and management’s estimate of frequency of vehicles to be repaired and severity of claims based on vehicles currently under warranty, which are based on the program’s historical performance and our expectation of future usage.

Revenue Recognition—DriveTime

Revenue from the sale of used vehicles is recognized upon delivery, when the sales contract is signed and the agreed-upon down payment or purchase price has been received. Sales of used vehicles include revenue from the sale of used vehicles, net of a reserve for returns and excludes sales tax. The reserve for returns is estimated using historical experience and trends. Our reserve for returns at December 31, 2012 and 2011 was $5.3 million and $1.5 million, respectively. Revenue is recognized at time of sale since persuasive evidence of an arrangement in the form of an installment sales contract exists, we have delivered the vehicle to the customer, transferred title, the sales have a fixed and determinable price, and collectability is reasonably assured.

Interest income consists of interest earned on finance receivables, net of amortization of loan origination costs, plus late payment fees and interest earned on investments held in trust. Interest income is recognized on the accrual basis, when earned, based on a simple interest method. Finance Receivables continue to accrue interest until repayment or charge-off. Customer loans may be prepaid without penalty. Direct loan origination costs related to loans originated at our dealerships are deferred and charged against interest income over the life of the related loans using the effective interest method.

Revenue Recognition—GO Financial

We recognize revenue for dealer finance receivables (dealer finance income) under the effective interest method, by applying a loss adjusted forecast of cash flows for each dealer pool, such that revenue is recognized on a level-yield basis. Open pools establish an effective yield at either their first fiscal quarter, or upon maturation of the pool. The effective yield established is held constant for an open pool until pool closure, unless circumstances warrant a yield adjustment or impairment assessment prior to pool closure. For each accounting period subsequent to pool closure, expected cash flows are re-estimated. Deterioration in expected cash flows, both in the open and closed pool stage, is reflected as a provision for loan loss and corresponding allowance for credit losses, at the pool level. Any subsequent improvement in expected cash flows of the impaired pool(s) will first reverse any previous allowance for credit loss and be prospectively reflected as an increase in the pool yield. For closed pools, if the re-estimation of expected cash flows results in a higher effective yield, an increase in the pool yield is reflected prospectively.

Cost of Used Vehicles Sold

Cost of used vehicles sold includes the cost to acquire vehicles, standard production costs, and the reconditioning and transportation costs associated with preparing the vehicles for resale. Direct and indirect vehicle reconditioning costs, including parts and labor, overhead, costs to transport the vehicles to our dealership locations, warranty costs, and other incremental costs which are allocated to inventory via standard costing, are included in cost of used vehicles sold. The cost of used vehicles sold is determined on a specific identification basis.

Accounting for Transfers of Financial Assets

Securitizations. We periodically sell loans originated at our dealerships to our bankruptcy-remote securitization subsidiaries, which, in turn, transfer the loans to separate trusts that issue notes and certificates collateralized by these loans. The notes (asset-backed securities) are sold to investors, and we retain the residual certificates. We continue to service all securitized loans. We have determined that the trusts are variable interest entities and that DTAC is the primary beneficiary of those trusts, therefore, loans included in the securitization transactions are recorded as finance receivables and the asset-backed securities that are issued by the trusts are recorded as a component of portfolio term financings in the accompanying consolidated balance sheets. The bankruptcy remote securitization subsidiaries are owned and controlled by DTAC.

Additional credit enhancement is achieved via over collateralization and a cash reserve account is established for the benefit of the Asset-Backed Security note holders. The reserve accounts are classified as restricted cash and investments held in trust in the consolidated balance sheets.

Warehouse facilities. We utilize portfolio warehouse facilities in order to fund our finance receivable originations. Loans originated are pledged to the warehouse lenders to create borrowing base. The pledge of collateral is accomplished through a sale from DTAC to the bankruptcy-remote entity (an SPE) formed for each warehouse facility. Although these sales are treated as true-sales for legal purposes, we have determined these SPEs to be VIEs, for which DTAC is the primary beneficiary, therefore, DTAC consolidates the VIEs and finance receivables pledged to the SPEs and the associated debt of the warehouse facilities are consolidated into our financial statements.

Other Portfolio Term Financings. As with our traditional securitization program, under our bank term financings, we pooled loans originated at our dealerships and sold them to either (i) a special purpose entity which transfers the loans to a separate trust which, in turn, issues a note collateralized by the loans; or (ii) we sold the pooled loans, in a secured financing transaction, directly to a third-party financial institution to yield a specified return with the right to repurchase these loans at a specified date. We retained all servicing. Both types of transactions are accounted for as secured financings, either due to our right to repurchase the loans sold at a specified date or due to certain restrictions placed on the trusts. Therefore, the loans included in these transactions remain in finance receivables and the debt is reflected as a component of portfolio term financings on the consolidated balance sheets.

Provision for Credit Losses

Provision for credit losses is the charge recorded to operations in order to maintain an allowance for credit losses adequate to cover losses inherent in the DriveTime and Go Financial portfolios.

Advertising

All costs related to advertising and marketing are expensed in the period incurred. Advertising costs related to production are capitalized, and expensed once the media is aired. We had no capitalized advertising costs as of December 31, 2012 and $0.8 million as of 2011. Total advertising costs for the years ended December 31, 2012, 2011, and 2010 were $28.0 million, $22.3 million, and $16.5 million, respectively.

Income Taxes

DTAG and DTAC are both S-corporations for federal and state income tax purposes. There is no provision for income taxes, except for any amount of entity level state tax in certain jurisdictions, and federal income taxes related to a wholly-owned subsidiary of DTAG, which is a C-corporation. Income or losses of an S-corporation flow through to the individual shareholders, who report such income or loss on their individual income tax returns.

Impairment of Long-Lived Assets

We own some of our used vehicle sales facilities, a reconditioning facility, and an operations call center building. These long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed would be reported at the lower of the carrying amount or fair value less costs to sell, and would no longer be depreciated. At December 31, 2012 and 2011, there were no indications of impairment pertaining to these assets.

Business Segments

Business segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing operating performance. With the introduction of the indirect lending line of business through our wholly-owned subsidiary, GO Financial, we have determined that we have two reportable business segments, one for our DriveTime operations, and one for GO Financial. The DriveTime segment is a vertically integrated platform which enables us to both sell and finance used vehicles to customers with subprime credit. We finance substantially all of the vehicles sold at our DriveTime dealerships in a single sales/finance transaction and decisions regarding allocation of resources and assessing operating performance are reviewed by the CFO and CEO of DriveTime (chief operating decision maker function). Our GO Financial segment provides subprime auto financing to third-party automobile dealerships. The third-party automobile dealerships originate retail installment sales contracts to finance purchases of vehicles by their customers who have modest incomes and who have experienced credit difficulties or have a limited credit history (subprime customers). Operating metrics, financial performance, and bonus levels for management and employees for GO are assessed by the President of GO who serves as the chief operating decision maker for GO. See Note 20—“Segment Information” for additional information regarding our business segments.

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities. Certain accounting estimates involve significant judgments, assumptions, and estimates by management that have a material impact on the carrying value of certain assets and liabilities, disclosures of contingent assets and liabilities, and the reported amounts of income and expenses during the reporting period which management considers to be critical accounting estimates. The judgments, assumptions, and estimates used by management are based on historical experience, management’s experience, and other factors, which are believed to be reasonable under the circumstances. Because of the nature of the judgments and assumptions made by management, actual results could differ materially from these judgments and estimates, which could have a material impact on the carrying values of our assets and liabilities and our results of operations.

Significant items subject to estimates and assumptions include the allowance for credit losses, inventory valuation, fair value measurements, certain legal reserves, our reserve for sales returns and allowances, our recovery receivables, and our warranty accrual. Estimates used in deriving these amounts are described in the footnotes herein. Actual results could differ from these estimates.

Stock-Based Compensation

We record compensation expense for awards of restricted stock granted to employees in accordance with ASC 718, see “Compensation—Stock Compensation.” Under the fair value recognition provisions of ASC 718, stock-based compensation cost is measured at the grant date based on the fair value. We utilized a third-party financial and economic appraiser to assist us in determining the grant-date fair value of the award. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods using graded vesting (see Note 12—“Shareholders’ Equity & Dividends”).

Reclassifications

Certain prior period amounts have been reclassified to be consistent with current period financial statement presentation. For the year ended December 31, 2010, we reclassified a total of $15.0 million from selling and marketing to general and administrative expense.

Property and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment [Abstract]
Property and Equipment, Net

(6) Property and Equipment, Net

A summary of property and equipment follows:

	December 31,
	2012	2011
	($ in thousands)
Land	$13,313	$13,401
Buildings and Improvements	112,261	97,301
Equipment	43,211	39,959
Furniture	17,057	15,589
Software	38,916	36,933

	224,758	203,183
Less Accumulated Depreciation	(130,361)	(112,514)

Property and Equipment, Net	$94,397	$90,669

We have commitments under capital leases, consisting primarily of software, computer equipment, and reconditioning center equipment classified in Equipment and Software included in the above table. As of December 31, 2012, assets under capital leases had a cost of $5.4 million and accumulated depreciation of $3.1 million. As of December 31, 2011, assets under capital leases had a cost of $5.4 million and accumulated depreciation of $1.7 million. Depreciation expense for capital leases is recorded as a component of depreciation expense on the consolidated statements of operations.

For the years ended December 31, 2012, 2011, and 2010, we capitalized $2.8 million, $2.6 million, and $1.9 million, respectively, of payroll and payroll-related costs for employees who are directly associated with and who devote time to the development of software products for internal use, to the extent of the time spent directly on the project.

Other Assets	12 Months Ended
Dec. 31, 2012
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other Assets

(7) Other Assets

A summary of other assets follows:

	December 31,
	2012	2011
	($ in thousands)
Prepaid Assets	$5,540	$6,952
Recovery Receivables	37,025	34,482
Deferred Financing Costs	14,996	15,805
Trademark	299	299
Other Assets	9,587	6,815

Total Other Assets	$67,447	$64,353

Extinguishments of Debt	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Extinguishments of Debt

(9) Extinguishments of Debt

During the year ended December 31, 2010, we repurchased outstanding indebtedness in the form of bank term debt for which we paid a fee of $3.4 million. The fee was recorded as loss on the extinguishment of debt.

Retirement Plan	12 Months Ended
Dec. 31, 2012
Compensation And Retirement Disclosure [Abstract]
Retirement Plan

(14) Retirement Plan

The Company sponsors a qualified 401(k) retirement plan (defined contribution plan) for its employees. The plan, as amended, covers substantially all employees having no less than 60 days of service, who have attained the age of 18, and work at least 1,000 hours per year. Participants may voluntarily contribute to the plan up to the maximum limits established by Internal Revenue Service regulations. In 2012, 2011, and 2010, we provided matching contributions of cash in the amount of 40%, up to the first 6% of each employee’s deferrals. Compensation expense related to this plan totaled $0.8 million, $0.8 million, and $0.7 million for the years ended December 31, 2012, 2011, and 2010, respectively.

Selected Quarterly Financial Data-Unaudited	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data-Unaudited

(19) Selected Quarterly Financial Data—Unaudited

A summary of the quarterly data follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
	($ in thousands)
2012:
Total revenue	$367,838	$302,202	$304,957	$247,869	$1,222,866
Costs and expenses	$334,651	$272,609	$300,190	$254,869	$1,162,319
Income before income taxes	$33,187	$29,593	$4,767	$(7,000)	$60,547
Net income / (loss)	$32,795	$29,326	$4,396	$(7,164)	$59,353

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
	($ in thousands)
2011:
Total revenue	$332,856	$275,405	$286,012	$227,034	$1,121,307
Costs and expenses	$291,841	$242,975	$273,575	$223,557	$1,031,948
Income before income taxes	$41,015	$32,430	$12,437	$3,477	$89,359
Net income	$40,503	$32,093	$12,376	$3,166	$88,138

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
	($ in thousands)
2010:
Total revenue	$297,038	$245,747	$263,323	$219,633	$1,025,741
Costs and expenses (1)	$263,405	$225,975	$244,838	$220,437	$954,655
Income before income taxes	$33,633	$19,772	$18,485	$(804)	$71,086
Net income/ (loss)	$33,284	$19,322	$19,232	$(1,156)	$70,682

(1)	Includes net loss on extinguishment of debt.

Description of Business, Ownership, Basis of Presentation, and Principles of Consolidation (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Consolidation, Variable Interest Entity, Policy

We have determined that DTAC is a variable interest entity (“VIE”) and DTAG is the primary beneficiary of DTAC. Therefore, the accounts of DTAG and DTAC are consolidated and intercompany transactions between DTAG and DTAC are eliminated in consolidation. We determined DTAG is the primary beneficiary of DTAC because DTAG has both (1) the power to direct the activities of DTAC that most significantly impact DTAC’s economic performance and (2) a potentially significant variable interest that carries with it the obligation to absorb the losses or the right to receive benefits of DTAC. DTAG has the power to direct the activities of DTAC because it originates and sells 100% of the loans DTAC is required to purchase, sets underwriting standards and origination terms, sets servicing and collection policies administered by DTAC, as well as the fact that DTAC was created and designed by DTAG to obtain third party financing for DTAG’s originations. DTAG also has potentially significant variable interests in the form of debt capital provided to DTAC through various debt issuances, guarantees of DTAC’s debt, as well as operational liabilities owed to DTAG, all of which carry the obligation to absorb losses or receive benefits of DTAC. Creditors of DTAC generally do not have recourse to the general credit of DTAG, except that the special purpose entity (“SPE”) related to our term residual facility entered into a demand note with DTAC. The demand note is guaranteed by DTAG.

Basis of Accounting, Policy

These condensed consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, such interim condensed consolidated financial statements reflect all normal recurring adjustments considered necessary to present fairly the financial position, results of operations, and cash flows for the interim periods presented. The results of operations for the interim periods are not necessarily indicative of the results to be expected for the full fiscal year. These condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and footnotes as of and for the year-ended December 31, 2012, which are included in our Annual Report on Form 10-K, filed with the Securities and Exchange Commission (“SEC”) on March 28, 2013.

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities. Certain accounting estimates involve significant judgments, assumptions, and estimates by management that have a material impact on the carrying value of certain assets and liabilities, disclosures of contingent assets and liabilities, and the reported amounts of income and expenses during the reporting period which management considers to be critical accounting estimates. The judgments, assumptions, and estimates used by management are based on historical experience, managements’ experience, and other factors, which are believed to be reasonable under the circumstances. Because of the nature of the judgments and assumptions made by management, actual results could differ materially from these judgments and estimates, which could have a material impact on the carrying values of our assets and liabilities and our results of operations.

Significant items subject to estimates and assumptions include the allowance for credit losses, inventory valuation, fair value measurements, certain legal reserves, our reserve for sales returns and allowances, our recovery receivables, and our warranty accrual. Actual results could differ from these estimates.

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities. Certain accounting estimates involve significant judgments, assumptions, and estimates by management that have a material impact on the carrying value of certain assets and liabilities, disclosures of contingent assets and liabilities, and the reported amounts of income and expenses during the reporting period which management considers to be critical accounting estimates. The judgments, assumptions, and estimates used by management are based on historical experience, management’s experience, and other factors, which are believed to be reasonable under the circumstances. Because of the nature of the judgments and assumptions made by management, actual results could differ materially from these judgments and estimates, which could have a material impact on the carrying values of our assets and liabilities and our results of operations.

Significant items subject to estimates and assumptions include the allowance for credit losses, inventory valuation, fair value measurements, certain legal reserves, our reserve for sales returns and allowances, our recovery receivables, and our warranty accrual. Estimates used in deriving these amounts are described in the footnotes herein. Actual results could differ from these estimates.

Finance Receivables

Our finance receivables are defined as one segment and class of loan, which is the sub-prime consumer auto loan. Therefore, the disaggregation of information into portfolio segment and classes for assets with different risk characteristics is limited, and the level of risks inherent in our financing receivables are managed as one homogeneous pool and further segmented with our proprietary credit scoring system as described below in “—Credit Quality Indicators.” We have chosen our internal customer credit scoring model since it has a direct and prominent impact in managing our portfolio receivables and monitoring its performance.

Finance receivables pledged as collateral associated with liabilities in our warehouse facilities, asset backed securitizations, and bank term financings, are provided in Note 5—Debt Obligations. We do not place loans on nonaccrual status, nor do we classify loans as impaired, since accounts are charged-off when the loan becomes 91—121 days contractually past due at month end under our charge-off policy. We do not have loans that meet the definition of troubled debt restructurings.

Finance Receivables—DriveTime

Finance receivables consist of the aggregate principal balances of all auto loans in our active portfolio, which are collateralized by used vehicles sold, plus accrued interest receivable and direct loan origination costs. Finance receivables are comprised of loans related to used vehicles sold by us, all of which are simple interest loans which may be prepaid without penalty. We do not place loans on nonaccrual status, nor do we classify loans as impaired, since accounts are charged-off when the loans are contractually past due, at 91 days (or later, if the customer makes a qualifying payment in accordance with the terms of our charge-off policy).

Dealer Finance Receivables—GO Financial

Dealer finance receivables consist of the aggregate carrying value of amounts advanced to dealers (“dealer advances”) participating in our indirect lending program through DTAC’s subsidiary, GO Financial, plus direct loan origination costs. We account for dealer finance receivables in a manner consistent with loans acquired with deteriorated credit quality, using the effective interest method. Third-party independent dealerships build discrete pools of loans and dealer advances are repaid by the dealerships, on a pool level, based on cash flows collected by GO from the pool of underlying customer loans. Each dealer pool is treated as a discrete unit of account, both during the open phase and during the closed phase for purposes of recognizing revenue and evaluating impairment. Dealer finance receivables are evaluated for impairment subsequent to pool closure and at the end of each quarterly accounting period. A decrease in expected cash flow, deriving a decrease in pool yield, results in pool impairment, which is recorded as a charge to provision for GO credit losses and a credit to allowance for GO credit losses. Subsequent improvement in expected cash flows, deriving an increase to pool yield, is treated first as a recovery of previously recorded allowance.

Charge-off Policy

For DriveTime receivables (excluding GO), the accrual of interest is discontinued and any accrued but unpaid interest is reversed and written-off along with any unamortized loan origination costs when the loans are charged-off. Accounts which have been charged-off have been removed from finance receivables. Net charge-offs consist of finance receivable principal balances charged-off, net of any amounts received from vehicles recovered and sold at auction, sales tax refunds, where applicable, and any subsequent collections on the charged-off accounts, as well as an estimate of recoveries on loans previously charged-off (recovery receivables).

Prior to December 2011, loans were charged-off at 91 days contractually past due. In December 2011, we made a modification to our charge-off policy, which was treated as a change in accounting estimate. Under our new charge-off policy, we charge-off the entire principal balance of receivables that are contractually 91 or more days past due at the end of a month, unless the customer has made a qualifying minimum payment within the previous 30 days from month-end, in which case the customer loan would not charge-off until 121 days contractually past due. This change was made as a result of a change in delinquency patterns, partially resulting from a fully centralized collections environment, and an analysis which indicated that loans which have made a qualifying payment within 30 days, are collectible, and therefore, should not be charged-off.

If this change was not executed, for the year-ended December 31, 2011, net charge-offs would have been $2.6 million higher than reported, provision for credit losses would have been $2.0 million higher than reported, interest income would have been $0.1 million lower than reported, and net income would have been $2.1 million lower than reported.

Underlying customer accounts in the GO program follow the same charge-off policy as DriveTime, except that upon charge-off, the loans are not removed from the dealer pool. However, expected cash flow of the pool is affected, thereby affecting effective yield and carrying value of the GO dealer finance receivables.

Allowance for Credit Losses

DriveTime maintains an allowance for credit losses on an aggregated basis. We accrue for estimated losses when it is probable that the amount will not be fully collectible and the amount of the loss can be reasonably estimated. The evaluation of the adequacy of the allowance for credit losses considers such factors as performance of the loan portfolio by month of origination (“static pool analysis”), the portfolio credit grade mix, our historical credit losses, the overall portfolio quality, delinquency status, the value of the underlying collateral, current economic conditions that may affect the borrowers’ ability to pay, and the overall effectiveness of collection efforts. This estimate of existing probable and estimable losses is primarily based on static pool analyses prepared for various segments of the portfolio utilizing historic loss experience, adjusted for the estimated impact of current economic factors. In management’s judgment, the allowance is maintained at a level that is adequate to provide for the estimate of probable credit losses inherent in our finance receivable portfolio. Charge-offs are recorded as a reduction to the allowance for credit losses at the time of charge-off. An estimate of recovery proceeds is recorded as an other asset, see “Recovery Receivables” below, until such time as the vehicle or other recovery proceeds are received. For previously charged-off accounts that are subsequently recovered, or portions thereof, the amount of such recovery is credited to the allowance for credit losses. On a quarterly basis management reviews the allowance for credit losses for reasonableness and adequacy. Adjustments to the allowance for credit losses as a result of our allowance analyses are recorded through the provision for credit losses.

See “Revenue Recognition—GO Financial” for a description of allowance for credit losses on GO dealer finance receivables.

Finance, Loan and Lease Receivables, Held-for-investment, Allowance and Nonperforming Loans, Nonperforming Loans Policy

An account is considered delinquent if a substantial portion of a scheduled payment has not been received by the date such payment was contractually due. Delinquencies may vary from period to period based upon the average age or seasoning of the portfolio, seasonality within the calendar year and economic factors. Delinquencies are presented on a Sunday-to-Sunday basis, which reflects delinquencies as of the nearest Sunday to period end. Sunday is used to eliminate any impact of the day of the week on delinquencies since delinquencies tend to be higher mid-week.

An account is considered delinquent if a substantial portion of a scheduled payment has not been received by the date such payment was contractually due. Delinquencies may vary from period to period based upon the average age or seasoning of the portfolio, seasonality within the calendar year and economic factors. Delinquencies are presented on a Sunday-to-Sunday basis, which reflects delinquencies as of the nearest Sunday to period end. Sunday is used to eliminate any impact of the day of the week on delinquencies since delinquencies tend to be higher mid-week.

Income Tax, Policy

The condensed consolidated financial statements consist of financial and operating data of DTAG and DTAC, which are both S corporations. Since DTAC and DTAG are flow-through entities for federal income tax purposes, there is no federal income tax expense related to the income of DTAC and DTAG, other than for one of DTAG’s wholly-owned subsidiaries, which is a C corporation. The taxable income flows through to our shareholders who are responsible for paying the associated taxes. Although most states follow the federal recognition of S corporation status, some states do impose an entity level tax on that income; therefore, the tax expense is adjusted accordingly.

Income Taxes

DTAG and DTAC are both S-corporations for federal and state income tax purposes. There is no provision for income taxes, except for any amount of entity level state tax in certain jurisdictions, and federal income taxes related to a wholly-owned subsidiary of DTAG, which is a C-corporation. Income or losses of an S-corporation flow through to the individual shareholders, who report such income or loss on their individual income tax returns.

Limited Warranty	Our limited warranty accrual is recorded as a component of accrued expenses and other liabilities on the accompanying condensed consolidated balance sheets for each period presented.

Limited Warranty

A liability for the estimated cost of vehicle repairs under our warranty program is established at the time a used vehicle is sold by charging costs of used vehicles sold. The liability is evaluated for adequacy through an analysis based on the program’s historical performance of cost incurred per unit sold, and management’s estimate of frequency of vehicles to be repaired and severity of claims based on vehicles currently under warranty, which are based on the program’s historical performance and our expectation of future usage.

Legal Matters, Policy

In accordance with ASC 450, Contingencies, we establish an accrual for a liability when it is both probable that the liability has been incurred and the amount of the loss can be reasonably estimated. These accruals are reviewed monthly and adjusted to reflect the impact of negotiations, settlements and payments, rulings, advice of legal counsel, and other information and events pertaining to a particular case. Legal expenses related to defense, negotiations, settlements, rulings, and advice of outside legal counsel are expensed as incurred.

Valuation Methodologies, Policy

Finance receivables

The fair value of finance receivables was estimated by discounting future cash flows expected to be collected using current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities. This discounted cash flow is estimated utilizing an internal valuation model, which uses a combination of market inputs (i.e. discount rates for similar and like transactions) and our own assumptions regarding credit losses, recoveries, and prepayment rates in our portfolio. We estimate the cash flow of the portfolio and the cash flow of our retained interests in securitization and bank term financing transactions in measuring total cash flow. These cash flows are developed on a leveraged basis since our finance receivable portfolio is financed by these debt instruments and are not separable transactions.

Dealer Finance Receivables—GO

The fair value of dealer finance receivables was estimated by discounting future cash flows expected to be collected utilizing an internal loss adjusted cash flow valuation model. The cash flow valuation model uses internally generated assumptions regarding credit losses, recoveries, and prepayment rates in our portfolio, and a market discount rate.

Securitization debt

At March 31, 2013 and December 31, 2012, the fair value of securitization debt was determined using a third-party quoted market price.

Portfolio term residual financing

The portfolio term residual financing was amended in December 2012; therefore, we believe the fair value of this debt approximates carrying value at March 31, 2013 and December 31, 2012.

Bank term financings

In November 2012, we executed a bank term financing with Wells Fargo. Because this financing was recently executed, we believe the fair value approximates carrying value at March 31, 2013 and December 31, 2012.

Portfolio warehouse facilities

The portfolio warehouse facilities are short term in nature and the interest rates adjust in conjunction with the lender’s cost of funds or 30-day LIBOR. The Deutsche Bank Warehouse Facility was renewed in December 2012. The Royal Bank of Scotland Warehouse Facility was renewed in March 2013. The Wells Fargo Warehouse Facility was executed in December 2011. Since the majority of the warehouse facilities were recently renewed or executed and contain a floating market rate of interest, we believe the fair value of these facilities approximate carrying value at March 31, 2013 and December 31, 2012.

Senior secured notes payable

The fair value of Senior Secured Notes payable at March 31, 2013 and December 31, 2012 was determined using third-party quoted market prices.

Revolving inventory facility

At March 31, 2013 and December 31, 2012, the fair value of the inventory facility was determined using a third party discounted cash flow using market interest rates for this debt. Both periods utilize the December 31 analysis, as the market for these instruments is not considered volatile.

Mortgage note payable

At March 31, 2013, and December 31, 2012, the fair value of this note was determined using third-party market prices for similar commercial real estate mortgages. Both periods utilize the December 31 analysis, as the market for these instruments is not considered volatile.

Real estate facility

At March 31, 2013 and December 31, 2012, the fair value of the real estate facility was determined using a third-party discounted cash flow using market interest rates for this debt. Both periods utilize the December 31 analysis, as the market for these instruments is not considered volatile.

Valuation methodologies

Finance receivables

The fair value of finance receivables was estimated by discounting future cash flows expected to be collected using current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities. This discounted cash flow is estimated utilizing an internal valuation model, which uses a combination of market inputs (i.e. discount rates for similar and like transactions) and our own assumptions regarding credit losses, recoveries, and prepayment rates in our portfolio. We estimate the cash flow of the portfolio and the cash flow of our retained interests in securitization and bank term transactions in measuring total cash flow. These cash flows are developed on a leveraged basis since our finance receivable portfolio is financed by these debt instruments and are not separable transactions.

Dealer Finance Receivables—GO

The fair value of dealer finance receivables was estimated by discounting future cash flows expected to be collected using current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities. This discounted cash flow is estimated utilizing an internal valuation model, which uses a combination of market inputs (i.e. discount rates for similar and like transactions) and our own assumptions regarding credit losses, recoveries, and prepayment rates in our portfolio.

Securitization debt

At December 31, 2012 and 2011, the fair value of securitization debt was determined using a third-party quoted market price.

Portfolio term residual financing

This facility was amended in September 2011 which gave us the ability to pre-pay the facility at any time without penalty. Therefore, we believe the fair value of this debt approximates carrying value at December 31, 2012 and December 31, 2011.

Bank term financings

In November 2012, we executed a bank term financing with Wells Fargo. Because this financing was recently executed, we believe the fair value approximates carrying value at December 31, 2012. The fair value of bank term financings at December 31, 2011 is based on third-party discounted cash flow using market interest rates for this debt. At December 31, 2012, we had paid off the balance of the bank term financings that were previously outstanding at December 31, 2011.

Portfolio warehouse facilities

The portfolio warehouse facilities are short term in nature and the interest rates adjust in conjunction with the lender’s cost of funds or 30-day LIBOR. The Deutsche Bank Warehouse Facility was renewed in December 2012. The Royal Bank of Scotland Warehouse Facility was renewed in March 2012. The Wells Fargo Warehouse Facility was executed in December 2011. Because these warehouse facilities were recently renewed or executed and contain a floating market rate of interest, we believe the fair value of these facilities approximate carrying value at December 31, 2012 and December 31, 2011.

Senior secured notes payable

The fair value of Senior Secured Notes payable at December 31, 2012 was determined using a third-party quoted market price.

Revolving inventory facility

At December 31, 2012, the fair value of the inventory facility was determined using a third-party discounted cash flow using market interest rates for this debt. At December 31, 2011, the fair value of the inventory facility was deemed to be carrying value since this facility was executed in November 2011.

Mortgage note payable

At December 31, 2012 and 2011, the fair value of this note was determined using third-party market prices for similar commercial real estate mortgages.

Equipment note payable

At December 31, 2012, the fair value of the equipment note payable was determined to be approximately carrying value since the note is due in less than 12 months, and can be repaid without penalty. At December 31, 2011, the fair value of the equipment note payable was determined using a third-party discounted cash flow using market interest rates for this type of debt.

Real estate facility

At December 31, 2012, the fair value of the real estate facility was determined using third-party market prices for similar real estate collateralized facilities.

Consolidation, Policy

In accordance with the indenture governing the 12.625% Senior Secured Notes due 2017 (see Note 5—Debt Obligations), certain wholly-owned U.S. subsidiaries of the Company have fully and unconditionally guaranteed the Senior Secured Notes on a joint and several basis. Pursuant to Regulation S-X, Rule 3-10(f), we are required to present condensed consolidating financial information for subsidiaries that have guaranteed the debt of a registrant issued in a public offering, where the guarantee is full and unconditional, joint and several, and where the voting interest of the subsidiary is 100% owned by the registrant.

Cash & Cash Equivalents

Cash & Cash Equivalents

We consider all highly liquid investments with original maturities at the date of purchase of three months or less to be cash equivalents. Periodically we maintain cash in excess of the amounts insured by the federal government.

Recovery Receivables

Recovery Receivables

Recovery receivables represent estimated recoveries to be received on charged-off finance receivables, including proceeds from selling repossessed vehicles at auction, along with insurance, bankruptcy and deficiency collections. The recovery amount from selling repossessed vehicles at auction is a forecast of vehicles to be recovered from loans previously charged-off and vehicles currently in our possession. We estimate the number of units we will recover and the value that we will receive for these vehicles at auction. Our forecast utilizes historical data with respect to recovery rates, values, and time from charge-off to repossession. Changes in recovery receivables are treated as increases or decreases to net charge-offs and ultimately the allowance for credit losses. At December 31, 2012 and 2011, recovery receivables amounted to $37.0 million and $34.5 million, respectively, and are included as a component of other assets on the accompanying consolidated balance sheets.

Inventory

Inventory

Inventory consists of used vehicles held-for-sale, or currently undergoing reconditioning, and is stated at the lower of cost or market value. Vehicle inventory cost is determined by specific identification. Direct and indirect vehicle reconditioning costs including parts and labor, overhead, costs to transport the vehicles to our reconditioning centers and dealership locations, and other incremental costs are capitalized as a component of inventory cost.

Property and Equipment

Property and Equipment

Property and equipment consists of land, buildings, leasehold improvements, furniture, software, and repairs and maintenance costs that extend the life of an asset. Property and equipment is stated at cost and is shown net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful life of the assets, which range from three to 15 years for equipment, three to five years for furniture, three years for software, five to ten years for building improvements, and thirty years for buildings. Leasehold improvements are depreciated using the straight-line method over the lesser of the lease term or the estimated useful lives of the related improvements.

Capitalized Internally Developed Software

Capitalized Internally Developed Software

We capitalize direct costs of materials and services consumed in developing or obtaining internal use software. We also capitalize payroll and payroll-related costs for employees who are directly associated with and who devote time to the development of software products for internal use, to the extent of the time spent directly on the project. Capitalization of costs begins during the development stage and ends when the software is available for general use. Amortization of these costs is computed using the straight-line method over the estimated economic life of the software.

Deferred Financing Costs

Deferred Financing Costs

Costs relating to obtaining debt financing and capital leases are capitalized and amortized over the term of the related debt using the effective interest method. Unamortized deferred financing costs at December 31, 2012 and 2011 were $15.0 million and $15.8 million, respectively, and are included as a component of other assets on the accompanying consolidated balance sheets. Amortization of deferred financing costs is recorded as component of interest expense, and was $8.2 million, $11.9 million and $17.8 million for the years ended December 31, 2012, 2011, and 2010, respectively.

Revenue Recognition

Revenue Recognition—DriveTime

Revenue from the sale of used vehicles is recognized upon delivery, when the sales contract is signed and the agreed-upon down payment or purchase price has been received. Sales of used vehicles include revenue from the sale of used vehicles, net of a reserve for returns and excludes sales tax. The reserve for returns is estimated using historical experience and trends. Our reserve for returns at December 31, 2012 and 2011 was $5.3 million and $1.5 million, respectively. Revenue is recognized at time of sale since persuasive evidence of an arrangement in the form of an installment sales contract exists, we have delivered the vehicle to the customer, transferred title, the sales have a fixed and determinable price, and collectability is reasonably assured.

Interest income consists of interest earned on finance receivables, net of amortization of loan origination costs, plus late payment fees and interest earned on investments held in trust. Interest income is recognized on the accrual basis, when earned, based on a simple interest method. Finance Receivables continue to accrue interest until repayment or charge-off. Customer loans may be prepaid without penalty. Direct loan origination costs related to loans originated at our dealerships are deferred and charged against interest income over the life of the related loans using the effective interest method.

Revenue Recognition—GO Financial

We recognize revenue for dealer finance receivables (dealer finance income) under the effective interest method, by applying a loss adjusted forecast of cash flows for each dealer pool, such that revenue is recognized on a level-yield basis. Open pools establish an effective yield at either their first fiscal quarter, or upon maturation of the pool. The effective yield established is held constant for an open pool until pool closure, unless circumstances warrant a yield adjustment or impairment assessment prior to pool closure. For each accounting period subsequent to pool closure, expected cash flows are re-estimated. Deterioration in expected cash flows, both in the open and closed pool stage, is reflected as a provision for loan loss and corresponding allowance for credit losses, at the pool level. Any subsequent improvement in expected cash flows of the impaired pool(s) will first reverse any previous allowance for credit loss and be prospectively reflected as an increase in the pool yield. For closed pools, if the re-estimation of expected cash flows results in a higher effective yield, an increase in the pool yield is reflected prospectively.

Cost of Used Vehicles Sold

Cost of Used Vehicles Sold

Cost of used vehicles sold includes the cost to acquire vehicles, standard production costs, and the reconditioning and transportation costs associated with preparing the vehicles for resale. Direct and indirect vehicle reconditioning costs, including parts and labor, overhead, costs to transport the vehicles to our dealership locations, warranty costs, and other incremental costs which are allocated to inventory via standard costing, are included in cost of used vehicles sold. The cost of used vehicles sold is determined on a specific identification basis.

Accounting for Transfers of Financial Assets

Accounting for Transfers of Financial Assets

Securitizations. We periodically sell loans originated at our dealerships to our bankruptcy-remote securitization subsidiaries, which, in turn, transfer the loans to separate trusts that issue notes and certificates collateralized by these loans. The notes (asset-backed securities) are sold to investors, and we retain the residual certificates. We continue to service all securitized loans. We have determined that the trusts are variable interest entities and that DTAC is the primary beneficiary of those trusts, therefore, loans included in the securitization transactions are recorded as finance receivables and the asset-backed securities that are issued by the trusts are recorded as a component of portfolio term financings in the accompanying consolidated balance sheets. The bankruptcy remote securitization subsidiaries are owned and controlled by DTAC.

Additional credit enhancement is achieved via over collateralization and a cash reserve account is established for the benefit of the Asset-Backed Security note holders. The reserve accounts are classified as restricted cash and investments held in trust in the consolidated balance sheets.

Warehouse facilities. We utilize portfolio warehouse facilities in order to fund our finance receivable originations. Loans originated are pledged to the warehouse lenders to create borrowing base. The pledge of collateral is accomplished through a sale from DTAC to the bankruptcy-remote entity (an SPE) formed for each warehouse facility. Although these sales are treated as true-sales for legal purposes, we have determined these SPEs to be VIEs, for which DTAC is the primary beneficiary, therefore, DTAC consolidates the VIEs and finance receivables pledged to the SPEs and the associated debt of the warehouse facilities are consolidated into our financial statements.

Other Portfolio Term Financings. As with our traditional securitization program, under our bank term financings, we pooled loans originated at our dealerships and sold them to either (i) a special purpose entity which transfers the loans to a separate trust which, in turn, issues a note collateralized by the loans; or (ii) we sold the pooled loans, in a secured financing transaction, directly to a third-party financial institution to yield a specified return with the right to repurchase these loans at a specified date. We retained all servicing. Both types of transactions are accounted for as secured financings, either due to our right to repurchase the loans sold at a specified date or due to certain restrictions placed on the trusts. Therefore, the loans included in these transactions remain in finance receivables and the debt is reflected as a component of portfolio term financings on the consolidated balance sheets.

Provision for Credit Losses

Provision for credit losses is the charge recorded to operations in order to maintain an allowance for credit losses adequate to cover losses inherent in the DriveTime and Go Financial portfolios.

Advertising

Advertising

All costs related to advertising and marketing are expensed in the period incurred. Advertising costs related to production are capitalized, and expensed once the media is aired. We had no capitalized advertising costs as of December 31, 2012 and $0.8 million as of 2011. Total advertising costs for the years ended December 31, 2012, 2011, and 2010 were $28.0 million, $22.3 million, and $16.5 million, respectively.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

We own some of our used vehicle sales facilities, a reconditioning facility, and an operations call center building. These long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed would be reported at the lower of the carrying amount or fair value less costs to sell, and would no longer be depreciated. At December 31, 2012 and 2011, there were no indications of impairment pertaining to these assets.

Business Segments

Business Segments

Business segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing operating performance. With the introduction of the indirect lending line of business through our wholly-owned subsidiary, GO Financial, we have determined that we have two reportable business segments, one for our DriveTime operations, and one for GO Financial. The DriveTime segment is a vertically integrated platform which enables us to both sell and finance used vehicles to customers with subprime credit. We finance substantially all of the vehicles sold at our DriveTime dealerships in a single sales/finance transaction and decisions regarding allocation of resources and assessing operating performance are reviewed by the CFO and CEO of DriveTime (chief operating decision maker function). Our GO Financial segment provides subprime auto financing to third-party automobile dealerships. The third-party automobile dealerships originate retail installment sales contracts to finance purchases of vehicles by their customers who have modest incomes and who have experienced credit difficulties or have a limited credit history (subprime customers). Operating metrics, financial performance, and bonus levels for management and employees for GO are assessed by the President of GO who serves as the chief operating decision maker for GO. See Note 20—“Segment Information” for additional information regarding our business segments.

Stock-Based Compensation

Stock-Based Compensation

We record compensation expense for awards of restricted stock granted to employees in accordance with ASC 718, see “Compensation—Stock Compensation.” Under the fair value recognition provisions of ASC 718, stock-based compensation cost is measured at the grant date based on the fair value. We utilized a third-party financial and economic appraiser to assist us in determining the grant-date fair value of the award. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods using graded vesting (see Note 12—“Shareholders’ Equity & Dividends”).

Related Party Expense

Certain general and administrative expenses and salaries and wages of Verde and Verde employees who are enrolled in our health plan are reflected in our general and administrative expenses—related party.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (FASB) or other accounting standards setting bodies, which we may adopt as of the specified date required by each standard. Unless otherwise discussed, we believe the impact of recently issued standards that are not yet effective will not have a material impact on our consolidated financial statements upon adoption. The below information is not a comprehensive list of all new pronouncements. We have only included those pronouncements we believe the reader of the financial statements would find meaningful. We have excluded certain pronouncements that we believe do not apply to us or the industry in which we operate.

In July 2012, the FASB issued ASU 2012-02, Intangibles—Goodwill and other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment, which allows an entity to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. If a qualitative assessment indicates that it is not more likely than not that an asset is impaired, a quantitative impairment test is not required. This pronouncement is effective for fiscal years beginning after September 15, 2012. The Company does not have any indefinite-lived intangible assets. Therefore, this pronouncement will not currently have an impact on us.

Restricted Cash and Investments Held in Trust (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Text Block [Abstract]
Restricted Cash and Investments Held in Trust

The following is a summary of restricted cash and investments held in trust:

	As of March 31, 2013	As of December 31, 2012
	($ in thousands)
Restricted cash	$38,121	$22,496
Investments Held in Trust	88,830	84,576

	$126,951	$107,072

The following is a summary of restricted cash and investments held in trust:

	December 31, 2012	December 31, 2011
	($ in thousands)
Restricted Cash	$22,496	$37,917
Investments Held in Trust	84,576	61,799

	$107,072	$99,716

Finance Receivables (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Finance receivable

The following is a summary of finance receivables:

	As of March 31, 2013	As of December 31, 2012
	($ in thousands)
Principal Balances	$1,707,051	$1,601,710
Accrued Interest	15,366	16,414
Loan Origination Costs	17,123	16,498

Finance Receivables	$1,739,540	$1,634,622

The following summarizes the components of finance receivables:

	December 31,
	2012	2011
	($ in thousands)
Principal Balances	$1,601,710	$1,466,680
Accrued Interest	16,414	12,971
Loan Origination Costs	16,498	15,689

Finance Receivables	$1,634,622	$1,495,340

Past Due Financing Receivables

Credit quality information for our finance receivables portfolio is provided as of the dates indicated below:

Age Analysis of Past Due Finance Receivables

	March 31, 2013		December 31, 2012		March 31, 2012
	($ in thousands)
	Percent of Portfolio	Loan Principal	Percent of Portfolio	Loan Principal	Percent of Portfolio	Loan Principal
Days Delinquent:
Current	61.4%	$1,047,962	49.1%	$786,765	65.8%	$1,030,752
01-30 Days	28.0%	478,861	33.0%	528,300	27.4%	429,219
31-60 Days	6.9%	117,721	10.0%	161,157	4.3%	67,359
61-90 Days	3.2%	54,537	5.1%	81,378	2.2%	34,463
91-120 Days	0.5%	7,970	2.8%	44,110	0.3%	4,699

Total Past Due	38.6%	$659,089	50.9%	$814,945	34.2%	$535,740

Total Finance Receivables	100.0%	$1,707,051	100.0%	$1,601,710	100.0%	$1,566,492

Age Analysis of Past Due Finance Receivables

	December 31,
Days Delinquent:	2012		2011
	($ in thousands)
	Percent of Portfolio	Loan Principal	Percent of Portfolio	Loan Principal
Current	49.1%	$786,765	66.8%	$979,155
01-30 Days	33.0%	528,300	22.0%	322,670
31-60 Days	10.0%	161,157	7.1%	104,574
61-90 Days	5.1%	81,378	3.8%	55,881
91-120 Days	2.8%	44,110	0.3%	4,400

Total Past Due	50.9%	$814,945	33.2%	$487,525

Total Finance Receivables	100.0%	$1,601,710	100.0%	$1,466,680

Financing Receivable Credit Quality Indicators

A summary of our portfolio by our internally assigned credit risk ratings at March 31, 2013, and December 31, 2012, is as follows:

At March 31, 2013

Grade	Average Fico Score (1)	Percentage of Portfolio Contracts	Total Loans (2)	Percentage of Portfolio Principal	Portfolio Principal
					($ in thousands)
A+	555	10.3%	15,019	10.5%	$178,406
A	540	18.3%	26,575	18.6%	317,210
B	517	37.3%	54,078	38.0%	648,685
C	504	28.8%	41,790	28.3%	483,127
C-	489	3.8%	5,546	3.3%	56,882
D+/D/D-	482	1.5%	2,202	1.3%	22,741

		100.0%	145,210	100.0%	$1,707,051

At December 31, 2012

Grade	Average Fico Score (1)	Percentage of Portfolio Contracts	Total Contracts	Percentage of Portfolio Principal	Total Portfolio Principal
					($ in thousands)
A+	556	10.4%	14,660	10.6%	$169,023
A	539	18.5%	25,998	18.8%	301,173
B	517	37.3%	52,476	38.2%	612,084
C	503	28.4%	40,066	27.8%	445,497
C-	488	3.9%	5,447	3.3%	53,512
D+/D/D-	478	1.5%	2,101	1.3%	20,421

		100.0%	140,748	100.0%	$1,601,710

(1)	Average FICO score is provided as an external metric of credit quality. FICO score is not utilized as the primary tool in determining internal credit grade.
(2)	Excludes Carvana originations.

At December 31, 2012, a summary of our portfolio by our internally assigned credit risk ratings was as follows:

Grade	Average Fico Score (1)	Percentage of Portfolio Contracts	Total Contracts	Percentage of Portfolio Principal	Total Portfolio Principal
					($ in thousands)
A+	556	10.4%	14,660	10.6%	$169,023
A	539	18.5%	25,998	18.8%	301,173
B	517	37.3%	52,476	38.2%	612,084
C	503	28.4%	40,066	27.8%	445,497
C-	488	3.9%	5,447	3.3%	53,512
D+/D/D-	478	1.5%	2,101	1.3%	20,421

		100.0%	140,748	100.0%	$1,601,710

At December 31, 2011, a summary of our portfolio by our internally assigned credit risk ratings was as follows:

Grade	Average Fico Score (1)	Percentage of Portfolio Contracts	Total Contracts	Percentage of Portfolio Principal	Total Portfolio Principal
					($ in thousands)
A+	557	10.4%	14,270	10.7%	$156,935
A	538	18.2%	24,954	18.7%	274,269
B	516	36.8%	50,582	38.3%	561,738
C	500	28.2%	38,756	27.1%	397,470
C-	486	4.7%	6,400	3.8%	55,734
D+/D/D-	475	1.7%	2,331	1.4%	20,534

		100.0	137,293	100.0	$1,466,680

(1)

Average FICO score is provided as an external metric of credit quality, but is generally not utilized to determine internal credit grade. Our internal scoring model is the primary driver of our internal credit grade. Average FICO presented excludes originations with no FICO.

Schedules of Concentration of Risk, by Risk Factor

As of March 31, 2013, and December 31, 2012, our portfolio concentration by state was as follows:

As of March 31, 2013	As of December 31, 2012
State	Percent of Portfolio	Loan Principal (in thousands)	State	Percent of Portfolio	Loan Principal (in thousands)
Texas	22.4%	$384,359	Texas	23.0%	$369,021
Florida	15.2%	261,348	Florida	15.4%	247,281
North Carolina	9.6%	163,058	North Carolina	9.9%	157,670
Georgia	7.7%	130,818	Georgia	7.6%	122,027
Virginia	6.5%	110,887	Arizona	6.8%	108,792
Arizona	6.4%	108,947	Virginia	6.7%	106,749
Tennessee	4.9%	83,020	Tennessee	4.6%	72,967
California	4.4%	75,524	California	4.4%	71,005
Nevada	3.8%	64,948	Nevada	4.0%	63,346
South Carolina	3.7%	63,827	South Carolina	3.6%	58,163
Alabama	3.1%	53,224	New Mexico	3.0%	48,421
New Mexico	2.9%	48,745	Alabama	2.8%	44,787
Oklahoma	2.3%	38,703	Oklahoma	2.3%	36,109
Colorado	2.1%	35,458	Colorado	2.2%	35,268
Ohio	1.7%	28,409	Indiana	1.3%	21,603
Indiana	1.4%	24,084	Ohio	1.1%	17,417
Mississippi	1.1%	19,371	Mississippi	1.0%	15,847
Arkansas	0.4%	6,252	Arkansas	0.2%	3,218
Missouri	0.4%	6,069	Missouri	0.1%	2,019

	100.0%	$1,707,051		100.0%	$1,601,710

Our portfolio concentration by state was as follows:

December 31, 2012
State	Percent of Portfolio	Loan Principal
		($ in thousands)
Texas	23.0%	$369,021
Florida	15.4%	247,281
North Carolina	9.9%	157,670
Georgia	7.6%	122,027
Arizona	6.8%	108,792
Virginia	6.7%	106,749
Tennessee	4.6%	72,967
California	4.4%	71,005
Nevada	4.0%	63,346
South Carolina	3.6%	58,163
New Mexico	3.0%	48,421
Alabama	2.8%	44,787
Oklahoma	2.3%	36,109
Colorado	2.2%	35,268
Indiana	1.3%	21,603
Ohio	1.1%	17,417
Mississippi	1.0%	15,847
Arkansas	0.2%	3,218
Missouri	0.1%	2,019

	100.0%	$1,601,710

December 31, 2011
State	Percent of Portfolio	Loan Principal
		($ in thousands)
Texas	23.9%	$351,210
Florida	16.6%	243,024
North Carolina	10.3%	150,920
Arizona	7.6%	112,097
Virginia	7.3%	106,715
Georgia	7.3%	106,415
California	4.9%	72,137
Nevada	4.6%	67,631
Tennessee	3.9%	56,925
New Mexico	3.6%	53,484
Colorado	2.8%	40,558
South Carolina	2.6%	37,987
Oklahoma	1.9%	28,229
Alabama	1.7%	25,455
Indiana	0.5%	6,843
Mississippi	0.4%	5,844
Ohio	0.1%	1,206
Arkansas	—	—
Missouri	—	—

	100.0%	$1,466,680

Allowance for Credit Losses on Financing Receivables

The following table sets forth the rollforward of the allowance for credit losses for the periods indicated:

	Three Months Ended March 31,
	2013	2012
	($ in thousands)
Allowance Activity:
Balance, beginning of period	$252,590	$221,533
Provision for credit losses	77,842	60,342
Net charge-offs	(60,810)	(44,848)
Balance, end of period	$269,622	$237,027

Allowance as a percent of portfolio principal	15.7%	15.1%
Charge-off Activity:
Principal balances	$(97,917)	$(82,851)
Recoveries, net	37,107	38,003
Net charge-offs	$(60,810)	$(44,848)

The following table sets forth the roll forward of the allowance for credit losses for the periods indicated:

	Years Ended December 31,
	2012	2011
	($ in thousands)
Allowance Activity:
Balance, beginning of period	$221,533	$208,000
Provision for credit losses	253,603	207,198
Net charge-offs	(222,546)	(193,665)

Balance, end of period	$252,590	$221,533

Allowance as a percent of ending principal	15.7%	15.1%
Charge-off Activity:
Principal balances	$(372,493)	$(338,357)
Recoveries, net	149,947	144,692

Net charge-offs	$(222,546)	$(193,665)

Dealer Loans Auto Financing Receivable
Financing Receivable Credit Quality Indicators

The following is a summary of GO Financial’s portfolio by our internally assigned credit risk ratings as of December 31, 2012:

Grade	Average FICO Score(1)	Total Contracts Outstanding	Percentage of Portfolio Contracts	Total Portfolio Principal	Percentage of Portfolio Principal	Average Advance Rate
				($ in thousands)
A+	557	319	6.7%	$3,399	6.9%	79.2%
A	541	706	14.8%	7,744	15.7%	77.5%
B	531	1,617	33.8%	17,092	34.7%	75.5%
C	521	1,598	33.4%	16,185	32.8%	72.5%
C-	508	366	7.7%	3,342	6.8%	70.8%
D	497	171	3.6%	1,508	3.1%	67.6%

		4,777	100.0%	$49,270	100.0%	74.4%

(1)

Average FICO score is provided as an external metric of credit quality, but is generally not utilized to determine internal credit grade. Our internal scoring model is the primary driver of our internal credit grade. Average FICO presented excludes originations with no FICO.

Dealer Finance Receivables (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Text Block [Abstract]
Dealer Finance Receivable

The following is a summary of the activity in Dealer Finance Receivables:

	Three Months Ended March 31,
	2013	2012
	($ in thousands)
Balance Beginning of Period	$40,956	$24
Advances During the Period	38,960	5,502
Revenue Recognized, Net	2,037	125
Payments to Reduce Amount Advanced	(7,200)	(178)

Balance, End of Period	$74,753	$5,473

The following is a summary of the activity in dealer finance receivables for the periods presented:

	Years Ended December 31,
	2012	2011
	($ in thousands)
Balance Beginning of Period	$24	$—
Advances during the period	45,438	24
Revenue Recognized, Net	2,168	—
Payments to reduce amount advanced	(6,674)	—

Balance end of period	$40,956	$24

Accretable Yield

Changes in accretable yield were as follows:

	Three Months Ended March 31,
	2013	2012
	($ in thousands)
Balance Beginning of Period	$8,887	$—
Accretion (Revenue Recognized)	(2,037)	(125)
Additions	9,999	1,792
Reclassification from (to) Nonaccretable Yield	—	—

Balance, End of Period	$16,849	$1,667

Changes in accretable yield were as follows:

	Years Ended December 31,
	2012	2011
	($ in thousands)
Balance Beginning of Period	$—	$—
Accretion (Revenue Recognized)	(2,168)	—
Additions	11,055	—
Reclassification From (to) Non-accretable Difference	—	—

Balance End of Period	$8,887	$—

Non-accretable Yield

Components of non-accretable yield are as follows:

As of March 31, 2013
($ in thousands)
Contractual Net Cash Flows (1)	$103,306
Expected Net Cash Flows	(91,602)

Non-accretable Yield	$11,704

(1)	Contractual net cash flows represents total cash payments due across all dealer servicing agreements for repayment of dealer advances and contract servicing.
Components of non-accretable yield are as follows:

As of December 31, 2012
($ in thousands)
Contractual Net Cash Flows	$56,287
Expected Net Cash Flows	(49,843)

Non-accretable Yield	$6,444

Debt Obligations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Debt

The following is a summary of portfolio term financings:

	As of March 31, 2013	As of December 31, 2012
	($ in thousands)
Securitization Debt:
Asset backed security obligations	$569,884	$677,118
Bank Term Financing:
Variable rate secured financing transactions for our finance receivable portfolio	319,322	347,360
Portfolio Term Residual Financing:
Variable rate financing facility secured by residual interests in finance receivables of certain warehouse facilities and securitization trusts	100,000	25,000

Total Portfolio Term Financings	$989,206	$1,049,478

The following is a summary of portfolio term financings:

	December 31,
	2012	2011
	($ in thousands)
Securitization Debt:
Asset Backed Security obligations issued pursuant to the Company’s securitizations	$677,118	$679,031
Bank Term Financing:
Secured financing transactions for our finance receivable portfolio	347,360	3,603
Portfolio Term Residual Financing:
Fixed rate financing facility secured by residual interests in finance receivables of warehouse facilities	25,000	100,000

Total Portfolio Term Financings	$1,049,478	$782,634

Securitization Debt

The following table provides a summary of securitization transactions with outstanding balances for each period presented:

	As of March 31, 2013				As of December 31, 2012
Transactions	Debt Balance	Gross Receivables Pledged	Cash Reserve	Interest Rate (1)	Debt Balance	Gross Receivables Pledged	Cash Reserve	Interest Rate (1)
	($ in thousands)				($ in thousands)
2010-1	$16,037	$40,958	$4,500	3.6%	$23,036	$55,525	$4,500	3.6%
2011-1	48,398	67,170	4,200	3.0%	60,335	84,198	4,200	3.0%
2011-2	69,436	84,419	4,500	2.9%	84,977	103,779	4,500	2.9%
2011-3	106,570	129,943	4,500	3.9%	130,347	159,068	4,500	3.9%
2012-1	145,443	188,752	4,500	3.5%	170,198	219,252	4,500	3.5%
2012-2	184,000	223,914	4,500	2.9%	208,225	251,409	4,500	2.9%

	$569,884	$735,156	$26,700		$677,118	$873,231	$26,700

(1)	These rates represent the original duration weighted average rates of the outstanding asset-backed securities.

The following table is a summary of securitization transactions with outstanding balances for each period presented:

	Original Debt Amount	As of December 31, 2012				As of December 31, 2011
Transactions		Debt Balance	Gross Receivables Pledged	Cash Reserve	Interest Rate (1)	Debt Balance	Gross Receivables Pledged	Cash Reserve	Interest Rate (1)
		($ in thousands)				($ in thousands)
2009-1	$192,600	$—	$—	$—	5.3%	$54,451	$78,264	$1,500	5.3%
2010-1	228,000	23,036	55,525	4,500	3.6%	87,362	138,858	4,499	3.6%
2011-1	214,181	60,335	84,198	4,200	3.0%	125,711	177,253	4,200	3.0%
2011-2	246,880	84,977	103,779	4,500	2.9%	176,163	213,542	4,500	2.9%
2011-3	246,886	130,347	159,068	4,500	3.9%	235,344	283,447	4,500	3.9%
2012-1	235,046	170,198	219,252	4,500	3.5%	—	—	—
2012-2	247,200	208,225	251,409	4,500	2.9%	—	—	—

		$677,118	$873,231	$26,700		$679,031	$891,364	$19,199

(1)	These rates represent the original duration weighted average rates of the outstanding asset-backed securities.

Schedule of Line of Credit Facilities

The following is a summary of portfolio warehouse facilities:

	As of March 31, 2013
	Amount Drawn	Facility Amount	Stated Advance Rate	Collateral (1)	Interest Rate(2)	Expiration Date	Final Maturity
	($ in thousands)
Portfolio Warehouse Facilities:
Deutsche Bank Warehouse Facility	$48,100	$150,000	65%	111,641	2.45%	Dec 2014	Dec 2015
Wells Fargo Warehouse Facility	53,000	150,000	58%	119,858	2.45%	Dec 2013	Dec 2015
RBS Warehouse Facility (3)	43,900	125,000	65%	116,138	2.50%	Mar 2014	Mar 2015

Total Portfolio Warehouse Facilities	$145,000	$425,000

	As of December 31, 2012
	Amount Drawn	Facility Amount	Stated Advance Rate	Collateral (1)	Interest Rate(2)	Expiration Date	Final Maturity
	($ in thousands)
Portfolio Warehouse Facilities:
Deutsche Bank Warehouse Facility	$19,300	$150,000	65%	38,881	2.46%	Dec 2014	Dec 2015
Wells Fargo Warehouse Facility	23,000	150,000	58%	42,778	2.46%	Dec 2013	Dec 2015
RBS Warehouse Facility	14,900	125,000	53%	26,707	1.65%	Mar 2013	Mar 2014

Total Portfolio Warehouse Facilities	$57,200	$425,000

(1)	Collateral represents underlying pools of finance receivables pledged to each facility.
(2)	Interest rate at period end equal to contractual benchmark plus index.

The following is a summary of portfolio warehouse facilities:

	As of December 31, 2012
	Amount Drawn	Facility Amount	Stated Advance Rate	Collateral (1)	Interest Rate(2)	Expiration Date	Final Maturity
	($ in thousands)
Portfolio Warehouse Facilities:
Deutsche Bank Warehouse Facility	$19,300	$150,000	65%	38,881	2.46%	12/31/2014	12/31/2015
Wells Fargo Warehouse Facility	23,000	150,000	58%	42,778	2.46%	12/31/2013	12/31/2015
RBS Warehouse Facility (3)	14,900	125,000	53%	26,707	1.65%	3/14/2013	3/14/2014
UBS Warehouse Facility	—	—

Total Portfolio Warehouse Facilities	$57,200	$425,000

	As of December 31, 2011
	Amount Drawn	Facility Amount	Stated Advance Rate	Collateral (1)	Interest Rate (2)	Expiration Date	Final Maturity
	($ in thousands)
Portfolio Warehouse Facilities:
Deutsche Bank Warehouse Facility	$39,000	$150,000	58%	110,000	2.54%	12/31/2012	12/31/2013
Wells Fargo Warehouse Facility	40,000	150,000	58%	78,500	2.53%	12/31/2013	12/31/2015
RBS Warehouse Facility	30,600	125,000	53%	100,400	1.88%	5/31/2012	5/31/2013
UBS Warehouse Facility	31,792	125,000	60%	105,500	2.18%	8/31/2012	8/31/2013

Total Portfolio Warehouse Facilities	$141,392	$550,000

(1)	Collateral represents underlying pools of finance receivables pledged to each facility.
(2)	Interest rate at period end equal to contractual benchmark plus index.
(3)	Facility was renewed in March 2013. See Note 16—“Subsequent Events” for information on renewal of this facility.

Schedule of Senior Secured Notes Payable

A summary of our 12.625% senior secured notes due 2017 (the “Senior Secured Notes”) payable follows:

	As of March 31, 2013	As of December 31, 2012
	($ in thousands)
Senior Secured Notes Payable	$193,392	$193,320
Senior Secured Notes Payable—Related Party	5,000	5,000

Total Senior Secured Notes Payable	$198,392	$198,320

A summary of Senior Secured Notes payable follows:

	December 31,
	2012	2011
	($ in thousands)
Senior Secured Notes Payable	$193,320	$198,058
Senior Secured Notes Payable—Related Party	5,000	—

Total Senior Secured Notes Payable	$198,320	$198,058

Other Secured Notes Payable

A summary of other secured notes payable follows:

	As of March 31, 2013
	Balance	Max Facility Capacity	Advance Rate	Interest Rate (1)	Expiration Date
	($ in thousands)
Other Secured Notes Payable
Revolving Inventory Facility	$111,321	$130,000	85%	3.75%	Nov 2014
Mortgage Note Payable	12,397	n/a	n/a	5.87%	Mar 2017
Real Estate Facility	11,269	25,000	70%	4.20%	Oct 2020
Equipment Note Payable	1,681	n/a	n/a	4.75%	Apr 2013

Total Other Secured Notes Payable	$136,668	$155,000

	As of December 31, 2012
	Balance	Max Facility Capacity		Advance Rate		Interest Rate (1)	Expiration Date
	($ in thousands)
Other Secured Notes Payable
Revolving Inventory Facility	$91,320	$140,000	(3)	85	%(2)	3.75%	Nov 2014
Mortgage Note Payable	12,454	n/a		n/a		5.87%	Mar 2017
Real Estate Facility	11,733	25,000		70%		4.21%	Oct 2020
Equipment Note Payable	1,774	n/a		n/a		4.75%	Apr 2013

Total Other Secured Notes Payable	$117,281	$165,000

(1)	Interest rate at period end equal to contractual benchmark plus index.
(2)	Advance rate is based on qualifying vehicle cost and is secured by our entire inventory.
(3)	Inclusive of a $10.0 million seasonal increase in the months of November through the end of January.

A summary of other secured notes payable follows:

	As of December 31, 2012
	Balance	Max Facility Capacity		Advance Rate		Interest Rate (1)	Expiration Date
	($ in thousands)
Other Secured Notes Payable
Revolving Inventory Facility	$91,320	$140,000	(3)	85	%(2)	3.75%	11/30/2014
Mortgage Note Payable	12,454	n/a		n/a		5.87%	03/31/2017
Real Estate Facility	11,733	25,000		70%		4.21%	10/24/2020
Equipment Note Payable	1,774	n/a		n/a		4.75%	04/30/2013

Total Other Secured Notes Payable	$117,281	$165,000

	As of December 31, 2011
	Balance	Max Facility Capacity		Advance Rate		Interest Rate (1)	Expiration Date
	($ in thousands)
Other Secured Notes Payable
Revolving Inventory Facility	$84,500	$140,000	(3)	85	%(2)	3.88%	11/30/2014
Mortgage Note Payable	12,661	n/a		n/a		5.87%	03/31/2017
Equipment Note Payable	2,135	n/a		n/a		4.75%	04/30/2013

Total Other Secured Notes Payable	$99,296	$140,000

(1)	Interest rate at period end equal to contractual benchmark plus index.
(2)	Advance rate is based on qualifying vehicle cost and is secured by our entire inventory.
(3)	Inclusive of a $10.0 million seasonal increase in the months of November through the end of January.

Schedule of Maturities of Long-term Debt

The following table represents the future minimum principal payments required under our debt obligations and capital leases as of December 31, 2012:

	As of December 31, 2012
	Payments by Period
	($ in thousands)
	Total	Less than 1 Year (3)	Year 2	Year 3	Year 4	Year 5	More than 5 Years
Securitizations & Bank Term Financing (1)	$1,024,478	$490,919	$285,582	$158,197	$89,780	$—	$—
Portfolio warehouse facilities (2)	57,200	32,350	24,850	—	—	—	—
Portfolio Term Residual Financing	25,000	—	—	—	—	—	25,000
Senior Secured Notes	198,320	—	—	—	—	198,320	—
Inventory facility	91,321	—	91,321	—	—	—	—
Real estate mortgage loan	12,454	223	236	251	264	11,480	—
Real estate facility	11,733	448	687	1,045	1,669	2,960	4,924
Equipment note, secured by an aircraft	1,774	1,774	—	—	—	—	—
Capital lease obligations	2,275	1,205	929	141	—	—	—

Total (4)	$1,424,555	$526,919	$403,605	$159,634	$91,713	$212,760	$29,924

(1)

Securitization obligations and bank term financing agreements do not have a contractual termination date. Therefore, all collections on the contracts collateralizing the securities are used to repay the asset-backed security holders based on an expected duration of the securities.

(2)

On the termination date of the facilities, amounts outstanding at termination are not due and payable immediately. All collections on the contracts collateralizing these facilities are used to pay down the facilities until they are paid in full because these facilities contain term-out features.

(3)	Generally and historically, we renewed or replaced facilities expiring in less than one year.
(4)	Total contractual obligations exclude future interest payment obligations.

Deferred Revenue (Tables)	3 Months Ended
Mar. 31, 2013
Deferred Revenue Disclosure [Abstract]
Deferred Revenue, by Arrangement, Disclosure

The following table sets forth information regarding the change in deferred revenue:

Three Months Ended March 31, 2013
(in thousands)
Balance, Beginning of Period	$2,332
Gross Revenue Deferred	7,037
Revenue Recognized	(358)

Balance, End of Period	$9,011

Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

During the three months ended March 31, 2013 and 2012, we recorded related party operating expenses as follows:

	Three Months Ended March 31,
	2013	2012
	(in thousands)
General and Administrative Expenses—Related Party
Property lease expense	$1,198	$1,220
Restricted stock compensation expense	310	465
Aircraft operating and lease expense	1,088	1,016
Salaries and wages, general & administrative and other expenses	132	228
Reimbursement of certain general and administrative expenses	(77)	(71)

Total General and Administrative Expenses—Related Party	$2,651	$2,858

During the three months ended March 31, 2013 and 2012, we recorded related party interest expense as follows:

	Three Months Ended March 31,
	2013	2012
	(in thousands)
Senior Secured Notes Interest Expense—Related Party
Senior Secured Notes Payable—Verde	$142	$—
Senior Secured Notes Payable—CEO	16	—

Total Senior Secured Notes Interest Expense—Related Party	$158	$—

During the years ended December 31, 2012, 2011, and 2010, we recorded related party operating expenses as follows:

	Years Ended December 31,
	2012	2011	2010
	($ in thousands)
General and Administrative Expenses—Related Party
Property lease expense	$4,768	$3,795	$6,034
Non-cash compensation expense	—	—	1,125
Restricted stock compensation expense	1,546	2,790	3,874
Aircraft operating and lease expense	4,198	3,937	3,693
Salaries and wages, general & administrative and other expenses	645	793	812
Reimbursement of certain general and administrative expenses	(284)	(314)	(420)

Total General and Administrative Expenses—Related Party	$10,873	$11,001	$15,118

During the years ended December 31, 2012, 2011, and 2010, we recorded related party interest expense as follows:

	Years Ended December 31,
	2012	2011	2010
	($ in thousands)
Non-Portfolio Debt Interest Expense—Related Party
Junior Secured Notes:
Tranche A—Related Party: CEO	$—	$—	$185
Tranche A—Related Party: Verde	—	—	3,374
Tranche B—Related Party: Verde	—	—	2,754
$75.0 million Subordinated Notes Payable	—	—	3,863

Total Non-Portfolio Debt Interest Expense—Related Party	$—	$—	$10,176

Senior Secured Notes Interest Expense—Related Party
Senior Secured Notes Payable—Verde	$237	$2,460	$2,930
Senior Secured Notes Payable—CEO	24	220	223

Total Senior Secured Notes Interest Expense—Related Party	$261	$2,680	$3,153

Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Schedule of Product Warranty Liability

The following table reflects activity in the warranty accrual for the periods indicated:

	Three Months Ended March 31,
	2013	2012
	(in thousands)
Warranty Accrual Activity
Balance, Beginning of Period	$24,030	$24,004
Warranty Expense	8,556	7,441
Warranty Claims Paid	(7,678)	(4,009)

Balance, End of Period	$24,908	$27,436

The following table reflects activity in the warranty accrual for the periods indicated:

	Years Ended December 31,
	2012	2011	2010
	($ in thousands)
Balance, Beginning of Period	$24,004	$17,936	$920
Warranty Expense	23,195	20,183	23,898
Warranty Claims Paid	(20,837)	(14,115)	(6,882)

Balance, End of Period	$26,362	$24,004	$17,936

Schedule of Future Minimum Rental Payments for Operating Leases

A summary of future minimum lease payments required under non-cancelable operating leases with remaining lease terms in excess of one year as of December 31, 2012 follows:

	Related Party	Non-Related Party	Total
	($ in thousands)
Year 1	$7,641	$11,217	$18,858
Year 2	7,631	9,121	16,752
Year 3	6,981	6,708	13,689
Year 4	5,121	3,903	9,024
Year 5	4,963	2,075	7,038
Thereafter	3,380	1,520	4,900

Total	$35,717	$34,544	$70,261

Schedule of Future Minimum Sublease Income

A summary of future minimum sub-lease income under non-cancelable operating leases with remaining lease terms in excess of one year as of December 31, 2012 follows:

Total
($ in thousands)
Year 1	$670
Year 2	348
Year 3	59
Year 4	15
Year 5	—
Thereafter	—

Total	$1,092

Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Investments All Other Investments [Abstract]
Fair Value, by Balance Sheet Grouping

The following is a summary of carrying value and fair value of our financial instruments for each period presented:

	March 31, 2013		December 31, 2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
	($ in thousands)
Finance Receivables, net (1)	$1,461,336	$1,550,131	$1,370,800	$1,441,026
Dealer Finance Receivables—GO, net	74,753	74,753	40,956	40,956
Securitization Debt	569,884	588,176	677,118	702,031
Portfolio Term Residual Financing	100,000	100,000	25,000	25,000
Bank Term Financings	319,321	319,321	347,360	347,360
Portfolio Warehouse Facilities	145,000	145,000	57,200	57,200
Senior Secured Notes Payable	198,392	222,199	198,320	220,135
Revolving Inventory Facility	111,321	111,662	91,320	91,600
Mortgage Note Payable	12,397	11,149	12,454	11,200
Real Estate Facility	11,269	11,237	11,733	11,700

(1)	Represents finance receivable principal balances, plus accrued interest, less the allowance for credit losses.

The following is a summary of carrying value and fair value of our financial instruments for each period presented:

	December 31, 2012		December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
	($ in thousands)
Finance Receivables, net (1)	$1,370,800	$1,441,026	$1,259,633	$1,339,049
Dealer Finance Receivables—GO, net	40,956	40,956	24	24
Securitization Debt	677,118	702,031	679,031	675,231
Portfolio Term Residual Financing	25,000	25,000	100,000	100,000
Bank term Financings	347,360	347,360	3,603	3,700
Portfolio Warehouse Facilities	57,200	57,200	141,392	141,392
Senior Secured Notes Payable	198,320	220,135	198,058	210,932
Revolving Inventory Facility	91,320	91,600	84,500	84,500
Mortgage Note Payable	12,454	11,200	12,661	11,800
Equipment Note Payable	1,774	1,774	2,135	2,100
Real Estate Facility	11,733	11,700	—	—

(1)	Represents finance receivable principal balances, plus accrued interest, less the allowance for credit losses.

Supplemental Consolidating Financial Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Schedule of Consolidating Balance Sheets

DriveTime Automotive Group, Inc. and Subsidiaries

Condensed Consolidating Balance Sheets

March 31, 2013

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
ASSETS:
Cash and Cash Equivalents	$3,327	$510	$5	$—	$3,842	$52	$257	$21,580	$—	$21,889	$—	$25,731
Restricted Cash and Investments Held in Trust	—	—	—	—	—	25,027	101,924	—	—	126,951	—	126,951
Finance Receivables	—	—	—	—	—	279	—	1,739,261	—	1,739,540	—	1,739,540
Allowance for Credit Losses	—	—	—	—	—	—	—	(269,622)	—	(269,622)	—	(269,622)

Finance Receivables, net	—	—	—	—	—	279	—	1,469,639	—	1,469,918	—	1,469,918
Dealer Finance Receivables	—	—	—	—	—	74,753	—	—	—	74,753	—	74,753
Inventory	228,876	—	—	—	228,876	—	—	—	—	—	—	228,876
Property and Equipment, net	72,924	—	—	—	72,924	5,457	15,211	2,521	—	23,189	—	96,113
Investments in Subsidiaries	—	—	348,577	(348,577)	—	—	—	430,410	(430,410)	—	—	—
Other Assets	1,428,316	26,135	480,864	(706,690)	1,228,625	649,462	1,455,383	1,129,613	(2,110,920)	1,123,538	(2,294,850)	57,313

Total Assets	$1,733,443	$26,645	$829,446	$(1,055,267)	$1,534,267	$755,030	$1,572,775	$3,053,763	$(2,541,330)	$2,840,238	$(2,294,850)	$2,079,655

LIABILITIES & SHAREHOLDERS’ EQUITY:
Liabilities:
Accounts Payable	$18,571	$—	$—	$—	$18,571	$10	$—	$—	$—	$10	$—	$18,581
Accrued Expenses and Other Liabilities	1,270,241	108	605,229	(706,690)	1,168,888	726,350	6,459	2,593,550	(2,094,627)	1,231,732	(2,294,850)	105,770
Portfolio Term Financings	—	—	—	—	—	—	1,005,499	—	(16,293)	989,206	—	989,206
Portfolio Warehouse Facilities	—	—	—	—	—	—	145,000	—	—	145,000	—	145,000
Senior Secured Notes Payable	—	—	99,196	—	99,196	—	—	99,196	—	99,196	—	198,392
Other Secured Notes Payable	111,321	11,269	—	—	122,590	1,681	12,397	—	—	14,078	—	136,668

Total Liabilities	1,400,133	11,377	704,425	(706,690)	1,409,245	728,041	1,169,355	2,692,746	(2,110,920)	2,479,222	(2,294,850)	1,593,617

Shareholders’ Equity:
Total Shareholders’ Equity	333,309	15,268	125,021	(348,577)	125,021	26,989	403,421	361,017	(430,410)	361,017	—	486,038

Total Liabilities & Shareholders’ Equity	$1,733,442	$26,645	$829,446	$(1,055,267)	$1,534,266	$755,030	$1,572,776	$3,053,763	$(2,541,330)	$2,840,239	$(2,294,850)	$2,079,655

DriveTime Automotive Group, Inc. and Subsidiaries

Condensed Consolidating Balance Sheets

December 31, 2012

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
ASSETS:
Cash and Cash Equivalents	$6,937	$482	$5	$—	$7,424	$9	$423	$18,624	$—	$19,056	$—	$26,480
Restricted Cash and Investments Held in Trust	—	—	—	—	—	16,163	90,909	—	—	107,072	—	107,072
Finance Receivables	—	—	—	—	—	—	—	1,634,622	—	1,6347,622	—	1,634,622
Allowance for Credit Losses	—	—	—	—	—	—	—	(252,590)	—	(252,590)	—	(252,590)

Finance Receivables, net	—	—	—	—	—	—	—	1,382,032	—	1,382,032	—	1,382,032
Dealer Finance Receivables	—	—	—	—	—	40,956	—	—	—	40,956	—	40,956
Inventory	270,733	—	—	—	270,733	—	—	—	—	—	—	270,733
Property and Equipment, net	70,668	—	—	—	70,668	5,807	15,216	2,706	—	23,729	—	94,397
Investments in Subsidiaries	—	—	473,828	(473,828)	—	—	—	348,577	(348,577)	—	—	—
Other Assets	1,226,409	26,480	383,689	(711,814)	924,764	496,384	1,352,295	887,248	(1,857,217)	878,710	(1,736,027)	67,447

Total Assets	$1,574,747	$26,962	$857,522	$(1,185,642)	$1,273,589	$559,319	$1,458,843	$2,639,187	$(2,205,794)	$2,451,555	$(1,736,027)	$1,989,117

LIABILITIES & SHAREHOLDERS’ EQUITY:
Liabilities:
Accounts Payable	$17,342	$—	$—	$—	$17,342	$4	$—	$—	$—	$4	$—	$17,346
Accrued Expenses and Other Liabilities	1,006,791	695	602,314	(711,814)	897,986	521,476	6,703	2,228,522	(1,836,721)	919,980	(1,736,027)	81,939
Portfolio Term Financings	—	—	—	—	—	—	1,069,974	—	(20,496)	1,049,478	—	1,049,478
Portfolio Warehouse Facilities	—	—	—	—	—	—	57,200	—	—	57,200	—	57,200
Senior Secured Notes Payable	—	—	99,160	—	99,160	—	—	99,160	—	99,160	—	198,320
Other Secured Notes Payable	91,320	11,733	—	—	103,053	1,774	12,454	—	—	14,228	—	117,281
Total Liabilities	1,115,453	12,428	701,474	(711,814)	1,117,541	523,254	1,146,331	2,327,682	(1,857,217)	2,140,050	(1,736,027)	1,521,564

Shareholders’ Equity:
Total Shareholders’ Equity	459,294	14,534	156,048	(473,328)	156,048	36,065	312,512	311,505	(348,577)	311,505	—	467,553

Total Liabilities & Shareholders’ Equity	$1,574,747	$26,962	$857,522	$(1,185,642)	$1,273,589	$559,319	$1,458,843	$2,639,187	$(2,205,794)	$2,451,555	$(1,736,027)	$1,989,117

DriveTime Automotive Group, Inc. and Subsidiaries

Consolidating Balance Sheets

December 31, 2012

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
ASSETS:
Cash and Cash Equivalents	$6,937	$482	$5	$—	$7,424	$9	$423	$18,624	$—	$19,056	$—	$26,480
Restricted Cash and Investments Held in Trust	—	—	—	—	—	16,163	90,909	—	—	107,072	—	107,072
Finance Receivables	—	—	—	—	—	—	—	1,634,622	—	1,634,622	—	1,634,622
Allowance for Credit Losses	—	—	—	—	—	—	—	(252,590)	—	(252,590)	—	(252,590)

Finance Receivables, net	—	—	—	—	—	—	—	1,382,032	—	1,382,032	—	1,382,032
Dealer Finance Receivables	—	—	—	—	—	40,956	—	—	—	40,956	—	40,956
Inventory	270,733	—	—	—	270,733	—	—	—	—	—	—	270,733
Property and Equipment, net	70,668	—	—	—	70,668	5,807	15,216	2,706	—	23,729	—	94,397
Investments in Subsidiaries	—	—	473,828	(473,828)	—	—	—	348,577	(348,577)	—	—	—
Other Assets	1,226,409	26,480	383,689	(711,814)	924,764	496,384	1,352,295	887,248	(1,857,217)	878,710	(1,736,027)	67,447

Total Assets	$1,574,747	$26,962	$857,522	$(1,185,642)	$1,273,589	$559,319	$1,458,843	$2,639,187	$(2,205,794)	$2,451,555	$(1,736,027)	$1,989,117

LIABILITIES & SHAREHOLDERS’ EQUITY:
Liabilities:
Accounts Payable	$17,342	$—	$—	$—	$17,342	$4	$—	$—	$—	$4	$—	$17,346
Accrued Expenses and Other Liabilities	1,006,791	695	602,314	(711,814)	897,986	521,476	6,703	2,228,522	(1,836,721)	919,980	(1,736,027)	81,939
Portfolio Term Financings	—	—	—	—	—	—	1,069,974	—	(20,496)	1,049,478	—	1,049,478
Portfolio Warehouse Facilities	—	—	—	—	—	—	57,200	—	—	57,200	—	57,200
Senior Secured Notes Payable	—	—	99,160	—	99,160	—	—	99,160	—	99,160	—	198,320
Other Secured Notes Payable	91,320	11,733	—	—	103,053	1,774	12,454	—	—	14,228	—	117,281

Total Liabilities	1,115,453	12,428	701,474	(711,814)	1,117,541	523,254	1,146,331	2,327,682	(1,857,217)	2,140,050	(1,736,027)	1,521,564

Shareholders’ Equity:
Total Shareholders’ Equity	459,294	14,534	156,048	(473,828)	156,048	36,065	312,512	311,505	(348,577)	311,505	—	467,553

Total Liabilities & Shareholders’ Equity	$1,574,747	$26,962	$857,522	$(1,185,642)	$1,273,589	$559,319	$1,458,843	$2,639,187	$(2,205,794)	$2,451,555	$(1,736,027)	$1,989,117

DriveTime Automotive Group, Inc. and Subsidiaries

Consolidating Balance Sheets

December 31, 2011

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
ASSETS:
Cash and Cash Equivalents	$2,869	$595	$5	$—	$3,469	$52	$396	$22,013	$—	$22,461	$—	$25,930
Restricted Cash and Investments Held in Trust	—	—	—	—	—	22,517	77,199	—	—	99,716	—	99,716
Finance Receivables	—	—	—	—	—	—	—	1,495,340	—	1,495,340	—	1,495,340
Allowance for Credit Losses	—	—	—	—	—	—	—	(221,533)	—	(221,533)	—	(221,533)

Finance Receivables, net	—	—	—	—	—	—	—	1,273,807	—	1,273,807	—	1,273,807
Dealer Finance Receivables	—	—	—	—	—	24	—	—	—	24	—	24
Inventory	212,330	—	—	—	212,330	—	—	—	—	—	—	212,330
Property and Equipment, net	67,579	—	—	—	67,579	4,085	16,029	2,976	—	23,090	—	90,669
Investments in Subsidiaries	—	—	613,599	(613,599)	—	—	—	388,967	(388,967)	—	—	—
Other Assets	1,316,338	12,840	242,936	(724,386)	847,728	705,731	1,176,065	783,441	(1,891,941)	773,296	(1,556,671)	64,353

Total Assets	$1,599,116	$13,435	$856,540	$(1,337,985)	$1,131,106	$732,409	$1,269,689	$2,471,204	$(2,280,908)	$2,192,394	$(1,556,671)	$1,766,829

LIABILITIES & SHAREHOLDERS’ EQUITY:
Liabilities:
Accounts Payable	$9,759	$—	$—	$—	$9,759	$—	$—	$—	$—	$—	$—	$9,759
Accrued Expenses and Other Liabilities	904,341	352	608,647	(724,386)	788,954	647,665	6,148	2,063,190	(1,871,445)	845,558	(1,556,671)	77,841
Portfolio Term Financings	—	—	—	—	—	—	803,130	—	(20,496)	782,634	—	782,634
Portfolio Warehouse Facilities	—	—	—	—	—	—	141,392	—	—	141,392	—	141,392
Senior Secured Notes Payable	—	—	99,029	—	99,029	—	—	99,029	—	99,029	—	198,058
Other Secured Notes Payable	84,500	—	—	—	84,500	2,135	12,661	—	—	14,796	—	99,296
Total Liabilities	998,600	352	707,676	(724,386)	982,242	649,800	963,331	2,162,219	(1,891,941)	1,883,409	(1,556,671)	1,308,980

Shareholders’ Equity:
Total Shareholders’ Equity	600,516	13,083	148,864	(613,599)	148,864	82,609	306,358	308,985	(388,967)	308,985	—	457,849

Total Liabilities & Shareholders’ Equity	$1,599,116	$13,435	$856,540	$(1,337,985)	$1,131,106	$732,409	$1,269,689	$2,471,204	$(2,280,908)	$2,192,394	$(1,556,671)	$1,766,829

Schedule of Consolidating Statements of Operations

DriveTime Automotive Group, Inc. and Subsidiaries

Condensed Consolidating Statements of Operations

Three Months Ended March 31, 2013

(in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Revenue:
Sales of Used Vehicles	$309,468	$—	$—	$—	$309,468	$—	$—	$—	$—	$—	$—	$309,468
Interest Income	—	—	—	—	—	3	73,291	75,249	(73,569)	74,974	—	74,974
Dealer Finance and Other Income	—	—	—	—	—	2800	—	—	—	2800	—	2800
Other Revenue	12,130	—	12,546	—	24,676	15,980	—	523	(15,994)	509	(25,185)	—

Equity in Income of Subsidiaries	—	—	71,391	(71,391)	—	—	—	50,153	(50,153)	—	—	—

Total Revenue	321,598	—	83,937	(71,391)	334,144	18,783	73,291	125,925	(139,716)	78,283	(25,185)	387,242
Costs and Expenses:
Cost of Used Vehicles Sold	211,638	—	—	—	211,638	—	—	—	—	—	—	211,638
Provision for Credit Losses	—	—	—	—	—	—	—	77,842	—	77,842	—	77,842
Portfolio Debt Interest Expense	—	—	—	—	—	—	10,186	—	—	10,186	—	10,186
Non-Portfolio Debt Interest Expense	957	135	13	—	1105	20	464	86,788	(73,569)	13,703	(13,489)	1319
Senior Secured Debt Interest Expense	—	—	3,321	—	3,321	—	—	3,320	—	3,320	—	6,641
Selling and Marketing	8,982	—	—	—	8,982	14	—	(79)	—	(65)	—	8,917
General and Administrative	24,837	(952)	2,195	—	26,080	16,558	14,125	17,287	(15,994)	31,976	(11,696)	46,360
Depreciation Expense	4,527	—	—	—	4,527	419	135	327	—	881	—	5,408

Total Costs and Expenses	250,941	(817)	5,529	—	255,653	17,011	24,910	185,485	(89,563)	137,843	(25,185)	368,311

Income before Income Taxes	70,657	817	78,408	(71,391)	78,491	1,772	48,381	(59,560)	(50,153)	(59,560)	—	18,931
Income Tax Expense (Benefit)	—	83	70	—	153	—	—	189	—	189	—	342
Net Income (Loss)	$70,657	$734	$78,338	$(71,391)	$78,338	$1,772	$48,381	$(59,749)	$(50,153)	$(59,749)	$—	$18,589

DriveTime Automotive Group, Inc. and Subsidiaries

Condensed Consolidating Statements of Operations

Three Months Ended March 31, 2012

(in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Revenue:
Sales of Used Vehicles	$297,135	$—	$—	$—	$297,135	$—	$—	$—	$—	$—	$—	$297,135
Interest Income	—	—	—	—	—	—	63,490	70,831	(63,793)	70,528	—	70,528
Dealer Finance and Other Income	—	—	—	—	—	175	—	—	—	175	—	175
Other Revenue	11,413	—	6,760	—	18,173	14,525	—	569	(14,504)	590	(18,763)	—
Equity in Income of Subsidiaries	—	—	76,510	(76,510)	—	—	—	39,219	(39,219)	—	—	—

Total Revenue	308,548	—	83,270	(76,510)	315,308	14,700	63,490	110,619	(117,516)	71,293	(18,763)	367,838

Costs and Expenses:
Cost of Used Vehicles Sold	197,161	—	—	—	197,161	—	—	—	—	—	—	197,161
Provision for Credit Losses	—	—	—	—	—	—	—	60,342	—	60,342	—	60,342
Portfolio Debt Interest Expense	—	—	—	—	—	—	10,354	—	—	10,354	—	10,354
Non-Portfolio Debt Interest Expense	813	—	10	—	823	24	494	71,894	(63,793)	8,619	8,399	1,043
Senior Secured Debt Interest Expense	—	—	3,303	—	3,303	—	—	3,303	—	3,303	—	6,606
Selling and Marketing	9,405	—	—	—	9,405	65	—	—	—	65	—	9,470
General and Administrative	20,736	(306)	2,113	—	22,543	15,207	12,413	19,429	(14,504)	32,545	(10,364)	44,724
Depreciation Expense	4,210	—	—	—	4,210	260	154	327	—	741	—	4,951

Total Costs and Expenses	232,325	(306)	5,426	—	237,445	15,556	23,415	155,295	(78,297)	115,969	(18,763)	334,651

Income before Income Taxes	76,223	306	77,844	(76,510)	77,863	(856)	40,075	(44,676)	(39,219)	(44,676)	—	33,187
Income Tax Expense (Benefit)	—	56	108	—	164	—	—	228	—	228	—	392

Net Income (Loss)	$76,223	$250	$77,736	$(76,510)	$77,699	$(856)	$40,075	$(44,904)	$(39,219)	$(44,904)	$—	$32,795

DriveTime Automotive Group, Inc. and Subsidiaries

Consolidating Statements of Operations

Year Ended December 31, 2012

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Revenue:
Sales of Used Vehicles	$920,507	$—	$—	$—	$920,507	$—	$—	$—	$—	$—	$—	$920,507
Interest Income	—	—	—	—	—	—	273,460	300,595	(274,673)	299,382	—	299,382
Dealer Finance and Other Income	—	—	—	—	—	2,977	—	—	—	2,977	—	2,977
Other Revenue	45,442	—	37,760	—	83,202	65,059	—	2,758	(64,980)	2,837	(86,039)	—

Equity in Income of Subsidiaries	—	—	220,795	(220,795)	—	—	—	180,339	(180,339)	—	—	—

Total Revenue	965,949	—	258,555	(220,795)	1,003,709	68,036	273,460	483,692	(519,992)	305,196	(86,039)	1,222,866
Costs and Expenses:
Cost of Used Vehicles Sold	607,932	—	—	—	607,932	—	—	—	—	—	—	607,932
Provision for Credit Losses	—	—	—	—	—	—	—	253,603	—	253,603	—	253,603
Portfolio Debt Interest Expense	—	—	—	—	—	—	41,978	—	—	41,978	—	41,978
Non-Portfolio Debt Interest Expense	3,273	403	58	—	3,734	93	1,975	314,904	(274,673)	42,299	(41,389)	4,644
Senior Secured Debt Interest Expense	—	—	13,233	—	13,233	—	—	13,237	—	13,237	—	26,470
Selling and Marketing	28,012	—	—	—	28,012	123	—	4	—	127	—	28,139
General and Administrative	91,546	(3,406)	7,369	—	95,509	59,256	55,762	78,506	(64,980)	128,544	(44,650)	179,403
Depreciation Expense	16,910	—	—	—	16,910	1,424	546	1,270	—	3,240	—	20,150

Total Costs and Expenses	747,673	(3,003)	20,660	—	765,330	60,896	100,261	661,524	(339,653)	483,028	(86,039)	1,162,319

Income before Income Taxes	218,276	3,003	237,895	(220,795)	238,379	7,140	173,199	(177,832)	(180,339)	(177,832)	—	60,547
Income Tax Expense (Benefit)	—	484	224	—	708	—	—	486	—	486	—	1,194
Net Income (Loss)	$218,276	$2,519	$237,671	$(220,795)	$237,671	$7,140	$173,199	$(178,318)	$(180,339)	$(178,318)	$—	$59,353

DriveTime Automotive Group, Inc. and Subsidiaries

Consolidating Statements of Operations

Year Ended December 31, 2011

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Revenue:
Sales of Used Vehicles	$838,242	$—	$—	$—	$838,242	$—	$—	$—	$—	$—	$—	$838,242
Interest Income	—	—	—	—	—	—	252,911	284,282	(254,128)	283,065	—	283,065
Other Revenue	38,333	—	26,500	—	64,833	60,250	—	2,864	(60,018)	3,096	(67,929)	—
Equity in Income of Subsidiaries	—	—	211,104	(211,104)	—	—	—	158,642	(158,642)	—	—	—

Total Revenue	876,575	—	237,604	(211,104)	903,075	60,250	252,911	445,788	(472,788)	286,161	(67,929)	1,121,307

Costs and Expenses:
Cost of Used Vehicles Sold	544,504	—	—	—	544,504	—	—	—	—	—	—	544,504
Provision for Credit Losses	—	—	—	—	—	—	—	207,198	—	207,198	—	207,198
Portfolio Debt Interest Expense	—	—	—	—	—	—	43,373	102	—	43,475	—	43,475
Non-Portfolio Debt Interest Expense	2,351	—	54	—	2,405	109	1,989	282,978	(254,128)	30,948	(30,319)	3,034
Senior Secured Debt Interest Expense	—	—	13,271	—	13,271	—	—	13,270	—	13,270	—	26,541
Selling and Marketing	22,790	—	—	—	22,790	—	—	—	—	—	—	22,790
General and Administrative	83,081	(1,191)	7,543	—	89,433	56,925	50,798	68,803	(60,018)	116,508	(37,610)	168,331
Depreciation Expense	13,532	—	—	—	13,532	714	613	1,216	—	2,543	—	16,075

Total Costs and Expenses	666,258	(1,191)	20,868	—	685,935	57,748	96,773	573,567	(314,146)	413,942	(67,929)	1,031,948

Income before Income Taxes	210,317	1,191	216,736	(211,104)	217,140	2,502	156,138	(127,779)	(158,642)	(127,781)	—	89,359
Income Tax Expense (Benefit)	—	403	(166)	—	237	—	—	984	—	984	—	1,221

Net Income (Loss)	$210,317	$788	$216,902	$(211,104)	$216,903	$2,502	$156,138	$(128,763)	$(158,642)	$(128,765)	$—	$88,138

DriveTime Automotive Group, Inc. and Subsidiaries

Consolidating Statements of Operations

Year Ended December 31, 2010

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Revenue:
Sales of Used Vehicles	$760,767	$—	$—	$—	$760,767	$—	$—	$—	$—	$—	$—	$760,767
Interest Income	—	—	—	—	—	—	171,367	266,011	(172,404)	264,974	—	264,974
Other Revenue	55,309	—	13,372	—	68,681	70,205	—	—	(70,205)	—	(68,681)	—
Equity in Income of Subsidiaries	—	—	230,269	(230,269)	—	—	—	97,298	(97,298)	—	—	—

Total Revenue	816,076	—	243,641	(230,269)	829,448	70,205	171,367	363,309	(339,907)	264,974	(68,681)	1,025,741

Costs and Expenses:
Cost of Used Vehicles Sold	481,210	—	—	—	481,210	—	—	—	—	—	—	481,210
Provision for Credit Losses	—	—	—	—	—	—	—	175,900	—	175,900	—	175,900
Portfolio Debt Interest Expense	—	—	—	—	—	—	42,335	25,979	—	68,314	—	68,314
Non-Portfolio Debt Interest Expense	2,933	—	1,772	—	4,705	88	1,542	203,549	(172,405)	32,774	(22,722)	14,757
Senior Secured Debt Interest Expense	—	—	7,515	—	7,515	—	—	7,516	—	7,516	—	15,031
Selling and Marketing	16,681	—	—	—	16,681	—	—	102	—	102	—	16,783
General and Administrative	74,784	(2,018)	12,979	—	85,745	66,044	32,919	96,946	(70,204)	125,705	(45,959)	165,491
Depreciation Expense	11,363	—	—	—	11,363	756	590	1,042	—	2,388	—	13,751
Loss on Extinguishment of Debt	—	—	—	—	—	—	—	3,418	—	3,418	—	3,418

Total Costs and Expenses	586,971	(2,018)	22,266	—	607,219	66,888	77,386	514,452	(242,609)	416,117	(68,681)	954,655

Income before Income Taxes	229,105	2,018	221,375	(230,269)	222,229	3,317	93,981	(151,143)	(97,298)	(151,143)	—	71,086
Income Tax Expense (Benefit)	—	854	383	—	1,237	—	—	(833)	—	(833)	—	404

Net Income (Loss)	$229,105	$1,164	$220,992	$(230,269)	$220,992	$3,317	$93,981	$(150,310)	$(97,298)	$(150,310)	$—	$70,682

Schedule of Consolidating Statements of Cash Flows

DriveTime Automotive Group, Inc. and Subsidiaries

Condensed Consolidating Statements of Cash Flows

Three Months Ended March 31, 2013

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Cash Flows from Operating Activities:
Net Income (Loss)	$70,657	$734	$78,338	$(71,391)	$78,338	$1,772	$48,381	$(59,749)	$(50,153)	$(59,749)	$—	$18,589
Adjustments to Reconcile Net Income to Net Cash (Used in) Provided by Operating Activities:
Provision for Credit Losses	—	—	—	—	—	—	—	77,842	—	77,842	—	77,842
Depreciation Expense	4,527	—	—	—	4,527	419	135	327	—	881	—	5,408
Amortization of Debt Issuance Costs and Debt Premium and Discount	41	15	164	—	220	—	1,276	164	—	1,440	—	1,660
Non-Cash Compensation Expense—Related Party	—	—	155	—	155	—	—	156	—	156	—	311
Loss (Gain) from Disposal of Property and Equipment	(41)	—	—	—	(41)	78	—	(6)	—	72	—	31
Originations of Finance Receivables	—	—	—	—	—	(285)	—	(311,789)	—	(312,074)	—	(312,074)
Collections and Recoveries on Finance Receivable Principal Balances	—	—	—	—	—	7	—	145,916	—	145,923	—	145,923
Change in Accrued Interest Receivable and Loan Origination Costs	—	—	—	—	—	—	—	423	—	423	—	423
Decrease in Inventory	41,857	—	—	—	41,857	—	—	—	—	—	—	41,857
(Increase) Decrease in Other Assets	(398,590)	330	(81,588)	66,267	(413,581)	(163,925)	(61,553)	(214,791)	303,856	(136,413)	558,823	8,829
Increase (Decrease) in Accounts Payable, Accrued Expenses and Other Liabilities	264,680	(588)	2,931	5,124	272,147	204,879	(243)	364,599	(257,906)	311,329	(558,823)	24,663

Net Cash (Used in) Provided By Operating Activities	(16,869)	491	—	—	(16,378)	42,945	(12,004)	3,092	(4,203)	29,830	—	13,452

Cash Flows from Investing Activities:
Origination of Dealer Finance Receivables	—	—	—	—	—	(38,960)	—	—	—	(38,960)	—	(38,960)
Collections and Recoveries of Dealer Finance Receivables	—	—	—	—	—	5,163	—	—	—	5,163	—	5,163
Proceeds from Disposal of Property and Equipment	453	—	—	—	453	165	—	23	—	188	—	641
Purchase of Property and Equipment	(7,194)	—	—	—	(7,194)	(313)	(131)	(159)	—	(603)	—	(7,797)

Net Cash Provided By (Used In) Investing Activities	(6,741)	—	—	—	(6,741)	(33,945)	(131)	(136)	—	(34,212)	—	(40,953)

DriveTime Automotive Group, Inc. and Subsidiaries

Condensed Consolidating Statements of Cash Flows

Three Months Ended March 31, 2013

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Cash Flows from Financing Activities:
Decrease in Restricted Cash	—	—	—	—	—	(8,864)	(6,760)	—	—	(15,624)	—	(15,624)
Collections, Buybacks and Change in Investments Held in Trust	—	—	—	—	—	—	(4,255)	—	—	(4,255)	—	(4,255)
Additions to Portfolio Term Financings	—	—	—	—	—	—	75,000	—	—	75,000	—	75,000
Repayment of Portfolio Term Financings	—	—	—	—	—	—	(139,410)	—	4,203	(135,207)	—	(135,207)
Additions to Portfolio Warehouse Facilities	—	—	—	—	—	—	210,300	—	—	210,300	—	210,300
Repayment of Portfolio Warehouse Facilities	—	—	—	—	—	—	(122,500)	—	—	(122,500)	—	(122,500)
Additions to Other Secured Notes Payable	20,000	—	—	—	20,000	—	—	—	—	—	—	20,000
Repayment of Other Secured Notes Payable	—	(463)	—	—	(463)	(93)	(58)	—	—	(151)	—	(614)
Payment of Debt Issuance Costs	—	—	—	—	—	—	(348)	—	—	(348)	—	(348)
Dividend Distributions	—	—	—	—	—	—	—	—	—	—	—	—

Net Cash Provided By (Used In) Financing Activities	20,000	(463)	—	—	19,537	(8,957)	11,969	—	4,203	7,215	—	26,752

Net Increase (Decrease) in Cash and Cash Equivalents	(3,610)	28	—	—	(3,582)	43	(166)	2,956	—	2,833	—	(749)
Cash and Cash Equivalents at Beginning of Period	6,937	482	5	—	7,424	9	423	18,624	—	19,056	—	26,480

Cash and Cash Equivalents at End of Period	$3,327	$510	$5	$—	$3,842	$52	$257	$21,580	$—	$21,889	$—	$25,731

DriveTime Automotive Group, Inc. and Subsidiaries

Condensed Consolidating Statements of Cash Flows

Three Months Ended March 31, 2012

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Cash Flows from Operating Activities:
Net Income (Loss)	$76,223	$250	$77,736	$(76,510)	$77,699	$(856)	$40,075	$(44,904)	$(39,219)	$(44,904)	$—	$32,795
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by (Used In) Operating Activities:
Provision for Credit Losses	—	—	—	—	—	—	—	60,342	—	60,342	—	60,342
Depreciation Expense	4,210	—	—	—	4,210	260	154	327	—	741	—	4,951
Amortization of Debt Issuance Costs and Debt Premium and Discount	(9)	—	147	—	138	—	1,628	147	—	1,775	—	1,913
Non-Cash Compensation Expense—Related Party	—	—	233	—	233	—	—	232	—	232	—	465
Loss from Disposal of Property and Equipment	(43)	—	—	—	(43)	(17)	—	—	—	(17)	—	(60)
Originations of Finance Receivables	—	—	—	—	—	—	—	(292,970)	—	(292,970)	—	(292,970)
Collections and Recoveries on Finance Receivable Principal Balances	—	—	—	—	—	—	—	148,309	—	148,309	—	148,309
Decrease in Accrued Interest Receivable and Loan Origination Costs	—	—	—	—	—	—	—	(506)	—	(506)	—	(506)
Decrease in Inventory	80,748	—	—	—	80,748	—	—	—	—	—	—	80,748
(Increase) Decrease in Other Assets	(392,660)	(860)	(79,037)	75,599	(396,958)	(215,975)	54,673	(147,096)	144,296	(164,102)	567,102	6,042
Increase (Decrease) in Accounts Payable, Accrued Expenses and Other Liabilities	256,446	96	927	911	258,380	227,018	(1,467)	272,488	(168,746)	329,293	(567,102)	20,571

Net Cash Provided By (Used In) Operating Activities	24,915	(514)	6	—	24,407	10,430	95,063	(3,631)	(63,669)	38,193	—	62,600

Cash Flows from Investing Activities:
Origination of Dealer Finance Receivables	—	—	—	—	—	(5,627)	—	—	—	(5,627)	—	(5,627)
Collections and Recoveries of Dealer Finance Receivables	—	—	—	—	—	178	—	—	—	178	—	178
Proceeds from Disposal of Property and Equipment	364	—	—	—	364	70	—	22	—	92	—	456
Purchase of Property and Equipment	(4,587)	—	—	—	(4,587)	(1,419)	460	(104)	—	(1,063)	—	(5,650)

Net Cash Provided By (Used In) Investing Activities	(4,223)	—	—	—	(4,223)	(6,798)	460	(82)	—	(6,420)	—	(10,643)

DriveTime Automotive Group, Inc. and Subsidiaries

Condensed Consolidating Statements of Cash Flows

Three Months Ended March 31, 2012

(in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Cash Flows from Financing Activities:
Decrease in Restricted Cash	—	—	—	—	—	(3,396)	(5,103)	—	—	(8,499)	—	(8,499)
Collections, Buybacks and Change in Investments Held in Trust	—	—	—	—	—	—	(1,785)	—	—	(1,785)	—	(1,785)
Additions to Portfolio Warehouse Facilities	—	—	—	—	—	—	—	—	—	—	—	—
Repayment of Portfolio Warehouse Facilities	—	—	—	—	—	—	(112,289)	—	—	(112,289)	—	(112,289)
Additions to Portfolio Term Financings	—	—	—	—	—	—	195,800	—	—	195,800	—	195,800
Repayment of Portfolio Term Financings	—	—	—	—	—	—	(108,000)	—	—	(108,000)	—	(108,000)
Additions to Other Secured Notes Payable	—	—	—	—	—	—	—	—	—	—	—	—
Repayment of Other Secured Notes Payable	(14,390)	—	—	—	(14,390)	(89)	(52)	—	—	(141)	—	(14,531)
Payment of Debt Insurance Costs	(26)	—	(6)	—	(32)	—	(519)	(6)	—	(525)	—	(557)
Dividend Distributions	—	—	—	—	—	—	(63,669)	(5,260)	63,669	(5,260)	—	(5,260)

Net Cash Provided By (Used In) Financing Activities)	(14,416)	—	(6)	—	(14,422)	(3,485)	(95,617)	(5,266)	63,669	(40,699)	—	(55,121)

Net Increase (Decrease) in Cash and Cash Equivalents	6,276	(514)	—	—	5,762	147	(94)	(8,979)	—	(8,926)	—	(3,164)
Cash and Cash Equivalents at Beginning of Period	2,869	595	5	—	3,469	52	396	22,013	—	22,461	—	25,930

Cash and Cash Equivalents at End of Period	$9,145	$81	$5	$—	$9,231	$199	$302	$13,034	$—	$13,535	$—	$22,766

DriveTime Automotive Group, Inc. and Subsidiaries

Consolidating Statements of Cash Flows

Year Ended December 31, 2012

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Cash Flows from Operating Activities:
Net Income (Loss)	$218,276	$2,519	$237,671	$(220,795)	$237,671	$7,140	$173,199	$(178,318)	$(180,339)	$(178,318)	$—	$59,353
Adjustments to Reconcile Net Income to Net Cash (Used in) Provided by Operating Activities:
Provision for Credit Losses	—	—	—	—	—	—	—	253,603	—	253,603	—	253,603
Depreciation Expense	16,910	—	—	—	16,910	1,424	546	1,270	—	3,240	—	20,150
Amortization of Debt Issuance Costs and Debt Premium and Discount	115	39	608	—	762	—	6,792	609	—	7,401	—	8,163
Non-Cash Compensation Expense	—	—	781	—	781	—	—	765	—	765	—	1,546
Loss (Gain) from Disposal of Property and Equipment	(117)	—	—	—	(117)	(34)	—	(2)	—	(36)	—	(153)
Originations of Finance Receivables	—	—	—	—	—	—	—	(917,093)	—	(917,093)	—	(917,093)
Collections and Recoveries on Finance Receivable Principal Balances	—	—	—	—	—	—	—	559,517	—	559,517	—	559,517
(Increase) Decrease in Accrued Interest Receivable and Loan Origination Costs	—	—	—	—	—	—	—	(4,252)	—	(4,252)	—	(4,252)
(Increase) in Inventory	(58,403)	—	—	—	(58,403)	—	—	—	—	—	—	(58,403)
(Increase) Decrease in Other Assets	(269,542)	(14,359)	(232,721)	208,224	(308,398)	155,393	(343,247)	167,379	145,614	125,139	179,356	(3,903)
Increase (Decrease) in Accounts Payable, Accrued Expenses and Other Liabilities	109,942	342	(6,333)	12,571	116,522	(126,185)	554	165,334	34,725	74,428	(179,356)	11,594

Net Cash (Used in) Provided By Operating Activities	17,181	(11,459)	6	—	5,728	37,738	(162,156)	48,812	—	(75,606)	—	(69,878)

DriveTime Automotive Group, Inc. and Subsidiaries

Consolidating Statements of Cash Flows

Year Ended December 31, 2011

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Cash Flows from Investing Activities:
Origination of Dealer Finance Receivables	—	—	—	—	—	(45,438)	—	—	—	(45,438)	—	(45,438)
Collections and Recoveries of Dealer Finance Receivables	—	—	—	—	—	4,506	—	—	—	4,506	—	4,506
Proceeds from Disposal of Property and Equipment	1,540	—	—	—	1,540	354	—	38	—	392	—	1,932
Purchase of Property and Equipment	(21,333)	—	—	—	(21,333)	(3,197)	—	(1,037)	—	(4,234)	—	(25,567)

Net Cash Provided By (Used In) Investing Activities	(19,793)	—	—	—	(19,793)	(43,775)	—	(999)	—	(44,774)	—	(64,567)

Cash Flows from Financing Activities:
Increase (Decrease) in Restricted Cash	—	—	—	—	—	6,354	9,067	—	—	15,421	—	15,421
Deposits into Investments Held in Trust	—	—	—	—	—	—	(15,864)	—	—	(15,864)	—	(15,864)
Change in Investments Held in Trust and Collection Account Cash	—	—	—	—	—	—	(6,913)	—	—	(6,913)	—	(6,913)
Additions to Portfolio Term Financings	—	—	—	—	—	—	857,246	—	—	857,246	—	857,246
Repayment of Portfolio Term Financings	—	—	—	—	—	—	(590,151)	—	—	(590,151)	—	(590,151)
Additions to Portfolio Warehouse Facilities	—	—	—	—	—	—	827,300	—	—	827,300	—	827,300
Repayment of Portfolio Warehouse Facilities	—	—	—	—	—	—	(911,492)	—	—	(911,492)	—	(911,492)
Additions to Other Secured Notes Payable	71,000	12,969	—	—	83,969	—	—	—	—	—	—	83,968
Repayment of Other Secured Notes Payable	(64,179)	(1,235)	—	—	(65,414)	(360)	(208)	—	—	(568)	—	(65,982)
Payment of Debt Issuance Costs	(141)	(388)	(6)	—	(535)	—	(6,802)	(7)	—	(6,809)	—	(7,343)
Dividend Distributions	—	—	—	—	—	—	—	(51,195)	—	(51,195)	—	(51,195)

Net Cash Provided By (Used In) Financing Activities	6,680	11,346	(6)	—	18,020	5,994	162,183	(51,202)	—	116,975	—	134,995

Net Increase (Decrease) in Cash and Cash Equivalents	4,068	(113)	—	—	3,955	(43)	27	(3,389)	—	(3,405)	—	550
Cash and Cash Equivalents at Beginning of Period	2,869	595	5	—	3,469	52	396	22,013	—	22,461	—	25,930

Cash and Cash Equivalents at End of Period	$6,937	$482	$5	$—	$7,424	$9	$423	$18,624	$—	$19,056	$—	$26,480

DriveTime Automotive Group, Inc. and Subsidiaries

Consolidating Statements of Cash Flows

Year Ended December 31, 2011

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Cash Flows from Operating Activities:
Net Income (Loss)	$210,317	$788	$216,902	$(211,104)	$216,903	$2,502	$156,138	$(128,763)	$(158,642)	$(128,765)	$—	$88,138
Adjustments to Reconcile Net Income to Net Cash (Used in) Provided by Operating Activities:
Provision for Credit Losses	—	—	—	—	—	—	—	207,198	—	207,198	—	207,198
Depreciation Expense	13,532	—	—	—	13,532	714	613	1,216	—	2,543	—	16,075
Non-Cash Compensation Expense	494	—	562	—	1,056	—	10,262	562	—	10,824	—	11,880
Amortization of Debt Issuance Costs and Debt Premium and Discount	—	—	1,395	—	1,395	—	—	1,394	—	1,394	—	2,789
Loss (Gain) from Disposal of Property and Equipment	86	—	—	—	86	—	—	(5)	—	(5)	—	81
Originations of Finance Receivables	—	—	—	—	—	—	—	(829,164)	—	(829,164)	—	(829,164)
Collections and Recoveries on Finance Receivable Principal Balances	—	—	—	—	—	—	—	549,888	—	549,888	—	549,888
(Increase) Decrease in Accrued Interest Receivable and Loan Origination Costs	—	—	—	—	—	—	—	(1,011)	—	(1,011)	—	(1,011)
(Increase) in Inventory	(66,286)	—	—	—	(66,286)	—	—	—	—	—	—	(66,286)
(Increase) Decrease in Other Assets	(851,669)	2,564	(335,292)	310,151	(874,246)	(603,676)	(233,481)	(772,357)	1,113,025	(496,489)	1,358,453	(12,282)
Increase (Decrease) in Accounts Payable, Accrued Expenses and Other Liabilities	691,639	(3,079)	116,607	(99,047)	706,120	602,492	(14,839)	1,026,561	(954,383)	659,831	(1,358,453)	7,498

Net Cash (Used in) Provided By Operating Activities	(1,887)	273	174	—	(1,440)	2,032	(81,307)	55,519	—	(23,756)	—	(25,196)

Cash Flows from Investing Activities:						—
Proceeds from Disposal of Property and Equipment	438	—	—	—	438	62	—	19	—	81	—	519
Purchase of Property and Equipment	(43,290)	—	—	—	(43,290)	(243)	(782)	(477)	—	(1,502)	—	(44,792)

DriveTime Automotive Group, Inc. and Subsidiaries

Consolidating Statements of Cash Flows

Year Ended December 31, 2011

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Net Cash Provided By (Used In) Investing Activities	(42,852)	—	—	—	(42,852)	(181)	(782)	(458)	—	(1,421)	—	(44,273)

Cash Flows from Financing Activities:
Increase in Restricted Cash	5	—	—	—	5	(1,740)	19,928	—	—	18,188	—	18,193
Deposits into Investments Held in Trust	—	—	—	—	—	—	(13,199)	—	—	(13,199)	—	(13,199)
Change in Investments Held in Trust and Collection Account Cash	—	—	—	—	—	—	(22,819)	—	—	(22,819)	—	(22,819)
Additions to Portfolio Term Financings	—	—	—	—	—	—	707,947	—	—	707,947	—	707,947
Repayment of Portfolio Term Financings	—	—	—	—	—	—	(339,110)	—	—	(339,110)	—	(339,110)
Additions to Portfolio Warehouse Facilities	—	—	—	—	—	—	970,600	—	—	970,600	—	970,600
Repayment of Portfolio Warehouse Facilities	—	—	—	—	—	—	(1,232,215)	—	—	(1,232,215)	—	(1,232,215)
Additions to Other Secured Notes Payable	44,500	—	—	—	44,500	—	—	—	—	—	—	44,500
Repayment of Other Secured Notes Payable	—	—	—	—	—	(344)	(198)	—	—	(542)	—	(542)
Payment of Debt Issuance Costs	(485)	—	(169)	—	(654)	—	(8,965)	(169)	—	(9,134)	—	(9,788)
Dividend Distributions	—	—	—	—	—	—	—	(51,845)	—	(51,845)	—	(51,845)

Net Cash Provided By (Used In) Financing Activities	44,020	—	(169)	—	43,851	(2,084)	81,969	(52,014)	—	27,871	—	71,722

Net Increase (Decrease) in Cash and Cash Equivalents	(719)	273	5	—	(441)	(233)	(120)	3,047	—	2,694	—	2,253
Cash and Cash Equivalents at Beginning of Period	3,588	322	—	—	3,910	285	516	18,966	—	19,767	—	23,677

Cash and Cash Equivalents at End of Period	$2,869	$595	$5	$—	$3,469	$52	$396	$22,013	$—	$22,461	$—	$25,930

DriveTime Automotive Group, Inc. and Subsidiaries

Consolidating Statements of Cash Flows

Year Ended December 31, 2010

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Cash Flows from Operating Activities:
Net Income (Loss)	$229,105	$1,164	$220,992	$(230,269)	$220,992	$3,317	$93,981	$(150,310)	$(97,298)	$(150,310)	$—	$70,682
Adjustments to Reconcile Net Income to Net Cash (Used in) Provided by Operating Activities:
Provision for Credit Losses	—	—	—	—	—	—	—	175,900	—	175,900	—	175,900
Depreciation Expense	11,363	—	—	—	11,363	756	590	1,042	—	2,388	—	13,751
Amortization of Debt Issuance Costs and Debt Premium and Discount	226	—	263	—	489	—	11,051	6,070	—	17,121	—	17,610
Non-Cash Compensation Expense	—	—	563	—	563	—	—	562	—	562	—	1,125
Loss (Gain) from Disposal of Property and Equipment	(136)	—	—	—	(136)	(17)	—	359	—	342	—	206
Originations of Finance Receivables	—	—	—	—	—	—	—	(747,329)	—	(747,329)	—	(747,329)
Collections and Recoveries on Finance Receivable Principal Balances	—	—	—	—	—	—	—	492,294	—	492,294	—	492,294
(Increase) Decrease in Accrued Interest Receivable and Loan Origination Costs	—	—	—	—	—	—	—	726	—	726	—	726
(Increase) in Inventory	(30,704)	—	—	—	(30,704)	—	—	—	—	—	—	(30,704)
(Increase) Decrease in Other Assets	(70,119)	(1,571)	(491,503)	322,113	(241,080)	116,512	(533,616)	339,240	159,524	81,660	147,391	(12,029)
Increase (Decrease) in Accounts Payable, Accrued Expenses and Other Liabilities	(106,194)	576	200,228	(90,059)	4,551	(117,250)	(36,411)	361,936	(41,730)	166,545	(147,391)	23,705

Net Cash (Used in) Provided By Operating Activities	33,541	169	(69,457)	1,785	(33,962)	3,318	(464,405)	480,490	20,496	39,899	—	5,937

Cash Flows from Investing Activities:
Proceeds from Disposal of Property and Equipment	347	—	—	—	347	55	—	21	—	76	—	423
Purchase of Property and Equipment	(20,570)	—	2,615	—	(17,955)	(640)	(30)	(2,256)	—	(2,926)	—	(20,881)

Net Cash Provided By (Used In) Investing Activities	(20,223)	—	2,615	—	(17,608)	(585)	(30)	(2,235)	—	(2,850)	—	(20,458)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Cash Flows from Financing Activities:
Increase in Restricted Cash	(9)	—	—	—	(9)	(4,968)	(24,005)	—	—	(28,973)	—	(28,982)
Deposits into Investments Held in Trust	—	—	—	—	—	—	(4,500)	—	—	(4,500)	—	(4,500)
Change in Investments Held in Trust and Collection Account Cash	—	—	—	—	—	—	35,655	—	—	35,655	—	35,655
Additions to Portfolio Term Facilities	—	—	—	—	—	—	328,753	79,047	(20,496)	387,304	—	387,304
Repayment of Portfolio Term Facilities	—	—	—	—	—	—	(183,103)	(585,747)	—	(768,850)	—	(768,850)
Additions to Portfolio Warehouse Facilities	—	—	—	—	—	—	940,150	—	—	940,150	—	940,150
Repayment of Portfolio Warehouse Facilities	—	—	—	—	—	—	(614,649)	—	—	(614,649)	—	(614,649)
Additions to Senior Secured Notes Payable	—	—	80,555	—	80,555	—	—	80,554	—	80,554	—	161,109
Additions to Other Secured Notes Payable	—	—	1,785	(1,785)	—	2,700	—	76	—	2,776	—	2,776
Repayment of Other Secured Notes Payable	(10,000)	—	—	—	(10,000)	(221)	(187)	(12,307)	—	(12,715)	—	(22,715)
Repayment of Senior Unsecured Notes Payable	—	—	—	—	—	—	—	(1,500)	—	(1,500)	—	(1,500)
Payment of Debt Issuance Costs	(511)	—	(3,898)	—	(4,409)	—	(13,713)	(4,694)	—	(18,407)	—	(22,816)
Dividend Distributions	—	—	(11,600)	—	(11,600)	—	—	(34,710)	—	(34,710)	—	(46,310)

Net Cash Provided By (Used In) Financing Activities	(10,520)	—	66,842	(1,785)	54,537	(2,489)	464,401	(479,281)	(20,496)	(37,865)	—	16,672

Net Increase (Decrease) in Cash and Cash Equivalents	2,798	169	—	—	2,967	244	(34)	(1,026)	—	(816)	—	2,151
Cash and Cash Equivalents at Beginning of Period	790	153	—	—	943	41	550	19,992	—	20,583	—	21,526

Cash and Cash Equivalents at End of Period	$3,588	$322	$—	$—	$3,910	$285	$516	$18,966	$—	$19,767	$—	$23,677

Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

Revenue and operating income (loss) for each segment are provided below for the three months ended March 31, 2013 and March 31, 2012, while assets and liabilities are presented as of March 31, 2013 and December 31, 2012.

	Three Months Ended March 31, 2013			Three Months Ended March 31, 2012
	DriveTime	GO	Total	DriveTime	GO	Total
	(in thousands)
Revenue:
Sales of Used Vehicles	$309,468	$—	$309,468	$297,135	$—	$297,135
Interest Income	74,971	3	74,974	70,528	—	70,528
Dealer Finance and Other Income	—	2,800	2,800	—	175	175

Total Revenue:	$384,439	$2,803	$387,242	$367,663	$175	$367,838

Expenses:
Interest Expense	18,146	—	18,146	18,003	—	18,003
Depreciation Expense	5,277	131	5,408	4,876	75	4,951
Other Costs and Operating Expenses	342,853	1,904	344,757	310,466	1,231	311,697

Total Costs and Expenses:	$366,276	$2,035	$368,311	$333,345	$1,306	$334,651

Income (Loss) Before Income Taxes:	$18,163	$768	$18,931	$34,318	$(1,131)	$33,187

	March 31, 2013			December 31, 2012
	DriveTime	GO	Total	DriveTime	GO	Total
	(in thousands)
Assets:	$2,003,189	$76,466	$2,079,655	$1,946,714	$42,403	$1,989,117
Liabilities:	$1,592,176	$1,441	$1,593,617	$1,520,866	$698	$1,521,564
Equity:	$411,013	$75,025	$486,038	$425,848	$41,705	$467,553

Revenues, operating income (loss) and assets and liabilities of each of the operating segments is provided below as of and for the year-ended December 31, 2012. GO Financial did not have material operations prior to December 2012.

Year Ended December 31, 2012
($ in thousands)
Revenue:
DriveTime Sales of Used Vehicles	$920,507
DriveTime Interest Income	299,382
GO Financial Dealer Finance and Other Income	2,977

Total Revenue:	$1,222,866

Depreciation Expense:
DriveTime	$19,740
GO Financial	410

Total Depreciation Expense:	$20,150

Interest Expense:
DriveTime	$73,092
GO Financial	—

Total Interest Expense:	$73,092

Total Other Costs and Operating Expenses:
DriveTime	$1,064,641
GO Financial	4,436

Total Other Costs and Operating Expenses	$1,069,077

Total Costs and Expenses
DriveTime	$1,157,473
GO Financial	4,846

Total Costs and Expenses	$1,162,319

Income Before Income Taxes:
DriveTime	$62,416
GO Financial	(1,869)

Income Before Income Taxes:	$60,547

Year Ended December 31, 2012
($ in thousands)
Assets:
DriveTime	$1,946,714
GO Financial	42,403

Total Assets:	$1,989,117

Liabilities:
DriveTime	$1,520,866
GO Financial	698

Total Liabilities:	$1,521,564

Shareholders’ Equity:
DriveTime	$425,848
GO Financial	41,705

Total Shareholders’ Equity	$467,553

Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment [Abstract]
Summary of Property and Equipment

A summary of property and equipment follows:

	December 31,
	2012	2011
	($ in thousands)
Land	$13,313	$13,401
Buildings and Improvements	112,261	97,301
Equipment	43,211	39,959
Furniture	17,057	15,589
Software	38,916	36,933

	224,758	203,183
Less Accumulated Depreciation	(130,361)	(112,514)

Property and Equipment, Net	$94,397	$90,669

Other Assets (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other Assets

A summary of other assets follows:

	December 31,
	2012	2011
	($ in thousands)
Prepaid Assets	$5,540	$6,952
Recovery Receivables	37,025	34,482
Deferred Financing Costs	14,996	15,805
Trademark	299	299
Other Assets	9,587	6,815

Total Other Assets	$67,447	$64,353

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

A reconciliation between expected taxes computed at the federal statutory rate of 35% and the effective tax rate on income before income taxes follows:

	Years Ended December 31,
	2012	2011	2010
	($ in thousands)
Computed “Expected” Income Taxes	$21,192	$31,276	$24,880
Non C-Corporation (Income)	(20,644)	(30,859)	(24,174)
Entity Level State Income Tax on S Corp. Income	834	890	618
Other, Net	(188)	(86)	(920)

Computed “Expected” Income Taxes	$1,194	$1,221	$404

Schedule of Components of Income Tax Expense (Benefit)

Components of income tax (benefit) expense are as follows:

	Years Ended December 31,
	2012	2011	2010
	($ in thousands)
Current Expense:
Federal	$532	$404	$686
State	662	817	(282)
Deferred	—	—	—

Total	$1,194	$1,221	$404

Shareholders' Equity, Dividends & Stock Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of Vesting of Restricted Stock Award	The following is a summary of the vesting schedule:

Period 1 (1/1/11-6/30/11) 6 Months	Period 2 (7/1/11-6/30/12) 12 Months	Period 3 (7/1/12-12/31/13) 18 Months
19.67%	19.67%	19.67%

Selected Quarterly Financial Data-Unaudited (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

A summary of the quarterly data follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
	($ in thousands)
2012:
Total revenue	$367,838	$302,202	$304,957	$247,869	$1,222,866
Costs and expenses	$334,651	$272,609	$300,190	$254,869	$1,162,319
Income before income taxes	$33,187	$29,593	$4,767	$(7,000)	$60,547
Net income / (loss)	$32,795	$29,326	$4,396	$(7,164)	$59,353

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
	($ in thousands)
2011:
Total revenue	$332,856	$275,405	$286,012	$227,034	$1,121,307
Costs and expenses	$291,841	$242,975	$273,575	$223,557	$1,031,948
Income before income taxes	$41,015	$32,430	$12,437	$3,477	$89,359
Net income	$40,503	$32,093	$12,376	$3,166	$88,138

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
	($ in thousands)
2010:
Total revenue	$297,038	$245,747	$263,323	$219,633	$1,025,741
Costs and expenses (1)	$263,405	$225,975	$244,838	$220,437	$954,655
Income before income taxes	$33,633	$19,772	$18,485	$(804)	$71,086
Net income/ (loss)	$33,284	$19,322	$19,232	$(1,156)	$70,682

(1)	Includes net loss on extinguishment of debt.

Description Of Business, Ownership Formation, Basis Of Presentation, And Principles Of Consolidation Ownership - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 DriveTime Automotive Group, Inc Board of Directors Chairman	Dec. 31, 2012 DriveTime Automotive Group, Inc Board of Directors Chairman	Dec. 31, 2011 DriveTime Automotive Group, Inc Board of Directors Chairman	Mar. 31, 2013 DriveTime Automotive Group, Inc Chief Executive Officer	Dec. 31, 2012 DriveTime Automotive Group, Inc Chief Executive Officer	Dec. 31, 2011 DriveTime Automotive Group, Inc Chief Executive Officer	Mar. 31, 2013 Variable Interest Entity, Primary Beneficiary Board of Directors Chairman	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary Board of Directors Chairman	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary Board of Directors Chairman	Mar. 31, 2013 Variable Interest Entity, Primary Beneficiary Chief Executive Officer	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary Chief Executive Officer	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary Chief Executive Officer
Schedule Of Company Ownership By Owner [Line Items]
Shares owned			100	100	100	1.8	1.8	1.8	100	100	100	1.8	1.8	1.8
Ownership percentage of company			98.30%	98.30%	98.30%	1.70%	1.70%	1.70%	98.30%	98.30%	98.30%	1.70%	1.70%	1.70%
DTAG loans as a percentage of loans DTAC is required to purchase	100.00%	100.00%

Restricted Cash And Investments Held In Trust (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash and Investments [Abstract]
Restricted Cash	$ 38,121	$ 22,496	$ 37,917
Investments Held in Trust	88,830	84,576	61,799
Restricted Cash and Investments Held in Trust	$ 126,951	$ 107,072	$ 99,716

Summary of Finance Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Principal Balances	$ 1,707,051	$ 1,601,710	$ 1,566,492	$ 1,466,680
Accrued Interest	15,366	16,414		12,971
Loan Origination Costs	17,123	16,498		15,689
Finance Receivables	$ 1,739,540	$ 1,634,622		$ 1,495,340

Finance Receivables - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			3 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Mar. 31, 2013 Minimum	Mar. 31, 2013 Maximum
Financing Receivables [Line Items]
Loan charge-offs, days delinquent at month end	91 days			91 days	121 days
Other Receivables	$ 37,025	$ 29,400	$ 34,482
Average original term of loan	57 months
Average life of loan	31 months

Age Analysis of Past Due Finance Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Loan Principal [Abstract]
Current, Loan Principal	$ 1,047,962	$ 786,765	$ 1,030,752	$ 979,155
01-30 Days, Loan Principal	478,861	528,300	429,219	322,670
31-60 Days, Loan Principal	117,721	161,157	67,359	104,574
61-90 Days, Loan Principal	54,537	81,378	34,463	55,881
91-120 Days, Loan Principal	7,970	44,110	4,699	4,400
Total Past Due, Loan Principal	659,089	814,945	535,740	487,525
Total Finance Receivables, Loan Principal	$ 1,707,051	$ 1,601,710	$ 1,566,492	$ 1,466,680
Current, Percent of Portfolio	61.40%	49.10%	65.80%	66.80%
01 To 30 Days, Percent of Portfolio	28.00%	33.00%	27.40%	22.00%
31 To 60 Days, Percent of Portfolio	6.90%	10.00%	4.30%	7.10%
61 To 90 Days, Percent of Portfolio	3.20%	5.10%	2.20%	3.80%
91 to 120 Days Past Due, Percent of Portfolio	0.50%	2.80%	0.30%	0.30%
Total Past Due, Percent of Portfolio	38.60%	50.90%	34.20%	33.20%
Total Finance Receivables, Percent of Portfolio	100.00%	100.00%	100.00%	100.00%

Credit Quality Indicators (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013 Loan		Dec. 31, 2012 Loan		Mar. 31, 2012	Dec. 31, 2011 Loan
Financing Receivable, Recorded Investment [Line Items]
Percent of Portfolio Contracts	100.00%		100.00%			100.00%
Total Contracts	145,210	[1]	140,748			137,293
Percentage of Portfolio Principal	100.00%		100.00%			100.00%
Loan Principal	$ 1,707,051		$ 1,601,710		$ 1,566,492	$ 1,466,680
A Plus
Financing Receivable, Recorded Investment [Line Items]
Average FICO Score	555	[2]	556	[2],[3]		557	[3]
Percent of Portfolio Contracts	10.30%		10.40%			10.40%
Total Contracts	15,019	[1]	14,660			14,270
Percentage of Portfolio Principal	10.50%		10.60%			10.70%
Loan Principal	178,406		169,023			156,935
A
Financing Receivable, Recorded Investment [Line Items]
Average FICO Score	540	[2]	539	[2],[3]		538	[3]
Percent of Portfolio Contracts	18.30%		18.50%			18.20%
Total Contracts	26,575	[1]	25,998			24,954
Percentage of Portfolio Principal	18.60%		18.80%			18.70%
Loan Principal	317,210		301,173			274,269
B
Financing Receivable, Recorded Investment [Line Items]
Average FICO Score	517	[2]	517	[2],[3]		516	[3]
Percent of Portfolio Contracts	37.30%		37.30%			36.80%
Total Contracts	54,078	[1]	52,476			50,582
Percentage of Portfolio Principal	38.00%		38.20%			38.30%
Loan Principal	648,685		612,084			561,738
C
Financing Receivable, Recorded Investment [Line Items]
Average FICO Score	504	[2]	503	[2],[3]		500	[3]
Percent of Portfolio Contracts	28.80%		28.40%			28.20%
Total Contracts	41,790	[1]	40,066			38,756
Percentage of Portfolio Principal	28.30%		27.80%			27.10%
Loan Principal	483,127		445,497			397,470
C Minus
Financing Receivable, Recorded Investment [Line Items]
Average FICO Score	489	[2]	488	[2],[3]		486	[3]
Percent of Portfolio Contracts	3.80%		3.90%			4.70%
Total Contracts	5,546	[1]	5,447			6,400
Percentage of Portfolio Principal	3.30%		3.30%			3.80%
Loan Principal	56,882		53,512			55,734
Internally Assigned Credit Grade D And Below
Financing Receivable, Recorded Investment [Line Items]
Average FICO Score	482	[2]	478	[2],[3]		475	[3]
Percent of Portfolio Contracts	1.50%		1.50%			1.70%
Total Contracts	2,202	[1]	2,101			2,331
Percentage of Portfolio Principal	1.30%		1.30%			1.40%
Loan Principal	$ 22,741		$ 20,421			$ 20,534

[1]	Excludes Carvana originations.
[2]	Average FICO score is provided as an external metric of credit quality. FICO score is not utilized as the primary tool in determining internal credit grade.
[3]	Average FICO score is provided as an external metric of credit quality, but is generally not utilized to determine internal credit grade. Our internal scoring model is the primary driver of our internal credit grade. Average FICO presented excludes originations with no FICO.

Concentration Of Credit Risk (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Percent of Portfolio	100.00%	100.00%		100.00%
Loan Principal	$ 1,707,051	$ 1,601,710	$ 1,566,492	$ 1,466,680
TEXAS
Concentration Risk [Line Items]
Percent of Portfolio	22.40%	23.00%		23.90%
Loan Principal	384,359	369,021		351,210
FLORIDA
Concentration Risk [Line Items]
Percent of Portfolio	15.20%	15.40%		16.60%
Loan Principal	261,348	247,281		243,024
NORTH CAROLINA
Concentration Risk [Line Items]
Percent of Portfolio	9.60%	9.90%		10.30%
Loan Principal	163,058	157,670		150,920
GEORGIA
Concentration Risk [Line Items]
Percent of Portfolio	7.70%	7.60%		7.30%
Loan Principal	130,818	122,027		106,415
ARIZONA
Concentration Risk [Line Items]
Percent of Portfolio	6.40%	6.80%		7.60%
Loan Principal	108,947	108,792		112,097
VIRGINIA
Concentration Risk [Line Items]
Percent of Portfolio	6.50%	6.70%		7.30%
Loan Principal	110,887	106,749		106,715
TENNESSEE
Concentration Risk [Line Items]
Percent of Portfolio	4.90%	4.60%		3.90%
Loan Principal	83,020	72,967		56,925
CALIFORNIA
Concentration Risk [Line Items]
Percent of Portfolio	4.40%	4.40%		4.90%
Loan Principal	75,524	71,005		72,137
NEVADA
Concentration Risk [Line Items]
Percent of Portfolio	3.80%	4.00%		4.60%
Loan Principal	64,948	63,346		67,631
SOUTH CAROLINA
Concentration Risk [Line Items]
Percent of Portfolio	3.70%	3.60%		2.60%
Loan Principal	63,827	58,163		37,987
NEW MEXICO
Concentration Risk [Line Items]
Percent of Portfolio	2.90%	3.00%		3.60%
Loan Principal	48,745	48,421		53,484
ALABAMA
Concentration Risk [Line Items]
Percent of Portfolio	3.10%	2.80%		1.70%
Loan Principal	53,224	44,787		25,455
OKLAHOMA
Concentration Risk [Line Items]
Percent of Portfolio	2.30%	2.30%		1.90%
Loan Principal	38,703	36,109		28,229
COLORADO
Concentration Risk [Line Items]
Percent of Portfolio	2.10%	2.20%		2.80%
Loan Principal	35,458	35,268		40,558
INDIANA
Concentration Risk [Line Items]
Percent of Portfolio	1.40%	1.30%		0.50%
Loan Principal	24,084	21,603		6,843
OHIO
Concentration Risk [Line Items]
Percent of Portfolio	1.70%	1.10%		0.10%
Loan Principal	28,409	17,417		1,206
MISSISSIPPI
Concentration Risk [Line Items]
Percent of Portfolio	1.10%	1.00%		0.40%
Loan Principal	19,371	15,847		5,844
ARKANSAS
Concentration Risk [Line Items]
Percent of Portfolio	0.40%	0.20%		0.00%
Loan Principal	6,252	3,218		0
MISSOURI
Concentration Risk [Line Items]
Percent of Portfolio	0.40%	0.10%		0.00%
Loan Principal	$ 6,069	$ 2,019		$ 0

Allowance for Credit Losses (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Allowance Activity:
Balance, beginning of period	$ 252,590	$ 221,533	$ 221,533	$ 208,000
Provision for credit losses	77,842	60,342	253,603	207,198
Net charge-offs	(60,810)	(44,848)	(222,546)	(193,665)
Balance, end of period	269,622	237,027	252,590	221,533
Allowance as a percent of ending principal	15.70%	15.10%	15.70%	15.10%
Charge-off Activity:
Principal balances	(97,917)	(82,851)	(372,493)	(338,357)
Recoveries, net	37,107	38,003	149,947	144,692
Net charge-offs	$ (60,810)	$ (44,848)	$ (222,546)	$ (193,665)

Summary of Dealer Finance Receivables (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Dealer Finance Receivables [Roll Forward]
Balance Beginning of Period	$ 40,956	$ 24	$ 24	$ 0
Advances during the period	38,960	5,502	45,438	24
Revenue Recognized, Net	2,037	125	2,168	0
Payments to Reduce Amount Advanced	(7,200)	(178)	(6,674)	0
Balance end of period	$ 74,753	$ 5,473	$ 40,956	$ 24

Accretable Yield (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Accretable Yield [Roll Forward]
Balance Beginning of Period	$ 8,887	$ 0	$ 0	$ 0
Accretion (Revenue Recognized)	(2,037)	(125)	(2,168)	0
Additions	9,999	1,792	11,055	0
Reclassification From (to) Nonaccretable Difference	0	0	0	0
Balance End of Period	$ 16,849	$ 1,667	$ 8,887	$ 0

Dealer Finance Receivables - Additional Information (Detail)	3 Months Ended
Mar. 31, 2013
Receivables [Abstract]
Contractual Cash Not Expected to be Received, Maximum, Percentage	100.00%

Non-accretable Yield (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012
Receivables [Abstract]
Contractual Net Cash Flows	$ 103,306	[1]	$ 56,287
Expected Net Cash Flows	(91,602)		(49,843)
Non-accretable Yield	$ 11,704		$ 6,444

[1]	Contractual net cash flows represents total cash payments due across all dealer servicing agreements for repayment of dealer advances and contract servicing.

Portfolio Term Financing (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Line of Credit Facility [Line Items]
Portfolio Term Financings	$ 989,206	$ 1,049,478	$ 782,634
Securitization Debt
Line of Credit Facility [Line Items]
Portfolio Term Financings	569,884	677,118	679,031
Bank Term Financings
Line of Credit Facility [Line Items]
Portfolio Term Financings	319,322	347,360	3,603
Portfolio Term Residual Financing
Line of Credit Facility [Line Items]
Portfolio Term Financings	$ 100,000	$ 25,000	$ 100,000

Securitization Of Debt (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Debt Balance	$ 989,206		$ 1,049,478		$ 782,634
Securitization Debt
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Debt Balance	569,884		677,118		679,031
Gross Receivables Pledged	735,156		873,231		891,364
Cash Reserve	26,700		26,700		19,199
Securitization Debt | 2009-1
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Original Debt Amount			192,600
Debt Balance			0		54,451
Gross Receivables Pledged			0		78,264
Cash Reserve			0		1,500
Interest Rate			5.30%	[1]	5.30%	[1]
Securitization Debt | 2010-1
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Original Debt Amount			228,000
Debt Balance	16,037		23,036		87,362
Gross Receivables Pledged	40,958		55,525		138,858
Cash Reserve	4,500		4,500		4,499
Interest Rate	3.60%	[1]	3.60%	[1]	3.60%	[1]
Securitization Debt | 2011-1
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Original Debt Amount			214,181
Debt Balance	48,398		60,335		125,711
Gross Receivables Pledged	67,170		84,198		177,253
Cash Reserve	4,200		4,200		4,200
Interest Rate	3.00%	[1]	3.00%	[1]	3.00%	[1]
Securitization Debt | 2011-2
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Original Debt Amount			246,880
Debt Balance	69,436		84,977		176,163
Gross Receivables Pledged	84,419		103,779		213,542
Cash Reserve	4,500		4,500		4,500
Interest Rate	2.90%	[1]	2.90%	[1]	2.90%	[1]
Securitization Debt | 2011-3
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Original Debt Amount			246,886
Debt Balance	106,570		130,347		235,344
Gross Receivables Pledged	129,943		159,068		283,447
Cash Reserve	4,500		4,500		4,500
Interest Rate	3.90%	[1]	3.90%	[1]	3.90%	[1]
Securitization Debt | 2012-1
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Original Debt Amount			235,046
Debt Balance	145,443		170,198		0
Gross Receivables Pledged	188,752		219,252		0
Cash Reserve	4,500		4,500		0
Interest Rate	3.50%	[1]	3.50%	[1]
Securitization Debt | 2012-2
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Original Debt Amount			247,200
Debt Balance	184,000		208,225		0
Gross Receivables Pledged	223,914		251,409		0
Cash Reserve	$ 4,500		$ 4,500		$ 0
Interest Rate	2.90%	[1]	2.90%	[1]

[1]	These rates represent the original duration weighted average rates of the outstanding asset-backed securities.

Debt Obligations - Additional Information (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Senior Secured Notes	Dec. 31, 2012 Senior Secured Notes	Dec. 31, 2011 Senior Secured Notes	Jun. 30, 2010 Senior Secured Notes	Aug. 31, 2012 Senior Secured Notes Senior Notes Owned By Verde	Aug. 02, 2012 Senior Secured Notes Senior Notes Owned By Verde	Aug. 02, 2012 Senior Secured Notes Debt Purchased From Verde By Chief Executive Officer	May 31, 2013 Subsequent Event Senior Secured Notes	Mar. 31, 2013 Bank Term Financings	Dec. 31, 2012 Bank Term Financings	Dec. 31, 2011 Bank Term Financings	Dec. 31, 2011 Bank Term Financings Minimum	Dec. 31, 2011 Bank Term Financings Maximum	Mar. 31, 2013 Bank Term Financings LIBOR	Dec. 31, 2012 Bank Term Financings LIBOR	Mar. 31, 2013 Portfolio Term Residual Financing LIBOR	Dec. 31, 2012 Portfolio Term Residual Financing	Mar. 31, 2013 Portfolio Term Residual Financing LIBOR Option One	Dec. 31, 2012 Portfolio Term Residual Financing LIBOR Option One	Mar. 31, 2013 Portfolio Term Residual Financing LIBOR Option Two	Dec. 31, 2012 Portfolio Term Residual Financing LIBOR Option Two	Jan. 04, 2013 Portfolio Term Residual Financing Subsequent Event	Mar. 31, 2013 Deutsche Bank Warehouse Facility		Dec. 31, 2012 Deutsche Bank Warehouse Facility		Dec. 31, 2011 Deutsche Bank Warehouse Facility		Mar. 31, 2013 Deutsche Bank Warehouse Facility LIBOR	Dec. 31, 2012 Deutsche Bank Warehouse Facility LIBOR	Dec. 31, 2011 Deutsche Bank Warehouse Facility LIBOR	Mar. 31, 2013 Wells Fargo Warehouse Facility		Dec. 31, 2012 Wells Fargo Warehouse Facility		Dec. 31, 2011 Wells Fargo Warehouse Facility		Mar. 31, 2013 Wells Fargo Warehouse Facility LIBOR	Dec. 31, 2012 Wells Fargo Warehouse Facility LIBOR	Dec. 31, 2011 Wells Fargo Warehouse Facility LIBOR	Mar. 31, 2013 RBS Warehouse Facility		Dec. 31, 2012 RBS Warehouse Facility		Dec. 31, 2011 RBS Warehouse Facility		Mar. 31, 2013 RBS Warehouse Facility LIBOR	Dec. 31, 2012 RBS Warehouse Facility LIBOR	Dec. 31, 2011 RBS Warehouse Facility LIBOR	Mar. 31, 2013 RBS Warehouse Facility Subsequent Event	Mar. 31, 2013 RBS Warehouse Facility Subsequent Event LIBOR	Mar. 31, 2013 Revolving Inventory Facility		Dec. 31, 2012 Revolving Inventory Facility		Dec. 31, 2011 Revolving Inventory Facility		Mar. 31, 2013 Revolving Inventory Facility LIBOR	Dec. 31, 2012 Revolving Inventory Facility LIBOR	Mar. 31, 2013 Real Estate Credit Facility		Dec. 31, 2012 Real Estate Credit Facility		Mar. 31, 2013 Real Estate Credit Facility LIBOR	Dec. 31, 2012 Real Estate Credit Facility LIBOR	Mar. 31, 2013 Equipment Note Payable		Dec. 31, 2012 Equipment Note Payable		Dec. 31, 2011 Equipment Note Payable		Mar. 31, 2013 Equipment Note Payable Prime Rate	Dec. 31, 2012 Equipment Note Payable Prime Rate	Apr. 30, 2013 Equipment Note Payable Subsequent Event	Mar. 31, 2013 Securitization Debt	Dec. 31, 2012 Securitization Debt	Dec. 31, 2011 Securitization Debt	Dec. 31, 2012 Securitization Debt 2012-3	Dec. 31, 2011 UBS Warehouse Facility		Dec. 31, 2012 UBS Warehouse Facility LIBOR
Debt Instrument [Line Items]
Repurchase Option Percentage	10.00%	10.00%
Collateral											$ 401,600,000	$ 443,900,000													$ 111,641,000	[1]	$ 38,881,000	[1]	$ 110,000,000	[1]				$ 119,858,000	[1]	$ 42,778,000	[1]	$ 78,500,000	[1]				$ 116,138,000	[1]	$ 26,707,000	[1],[2]	$ 100,400,000	[1]																													$ 735,156,000	$ 873,231,000	$ 891,364,000		$ 105,500,000	[1]
Cash Reserve											6,900,000	6,900,000																																																																	26,700,000	26,700,000	19,199,000
Basis spread on variable interest rate																2.00%	2.00%	3.50%		3.50%	3.50%	6.00%	6.00%								2.25%	2.25%	2.25%							2.25%	2.25%	2.25%							2.25%	1.40%	1.50%		2.25%							3.50%	3.50%					4.00%	4.00%							1.50%	1.50%	1.00%							1.90%
Debt Instrument, Interest Rate at Period End													8.00%			2.20%	2.20%	3.70%	8.62%						2.45%	[3]	2.46%	[3]	2.54%	[3]				2.45%	[3]	2.46%	[3]	2.53%	[3]				2.50%	[3]	1.65%	[2],[3]	1.88%	[3]						3.75%	[3]	3.75%	[3]	3.88%	[3]			4.20%	[3]	4.21%	[3]			4.75%	[3]	4.75%	[3]	4.75%	[3]								2.18%	[3]
Original Debt Amount						200,000,000		5,000,000	500,000	50,000,000																																																																						350,000,000
Stated interest rate on debt instrument						12.63%
Debt Issued, Percent of Face Amount						98.85%				111.00%
Debt Instrument, Interest Rate, Effective Percentage						12.88%				7.67%
Debt Instrument, Unamortized Discount			1,600,000	1,700,000	1,900,000
Debt Instrument, Increase, Additional Borrowings																								$ 75,000,000
Net advance rate														55.90%	67.10%										65.00%		65.00%		58.00%					58.00%		58.00%		58.00%					65.00%		53.00%	[2]	53.00%					65.00%		85.00%		85.00%	[4]	85.00%	[4]		85.00%	70.00%		70.00%																	60.00%
Contract Service Fee, Percent																			7.00%
Purchase Price in Excess of Par, Percent							111.00%

[1]	Collateral represents underlying pools of finance receivables pledged to each facility.
[2]	Facility was renewed in March 2013. See Note 16-"Subsequent Events" for information on renewal of this facility.
[3]	Interest rate at period end equal to contractual benchmark plus index.
[4]	Advance rate is based on qualifying vehicle cost and is secured by our entire inventory.

Portfolio Warehouse Facilities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Line of Credit Facility [Line Items]
Amount Drawn	$ 145,000		$ 57,200		$ 141,392
Facility Amount	425,000		425,000		550,000
Deutsche Bank Warehouse Facility
Line of Credit Facility [Line Items]
Amount Drawn	48,100		19,300		39,000
Facility Amount	150,000		150,000		150,000
Advance Rate	65.00%		65.00%		58.00%
Collateral	111,641	[1]	38,881	[1]	110,000	[1]
Interest Rate	2.45%	[2]	2.46%	[2]	2.54%	[2]
Wells Fargo Warehouse Facility
Line of Credit Facility [Line Items]
Amount Drawn	53,000		23,000		40,000
Facility Amount	150,000		150,000		150,000
Advance Rate	58.00%		58.00%		58.00%
Collateral	119,858	[1]	42,778	[1]	78,500	[1]
Interest Rate	2.45%	[2]	2.46%	[2]	2.53%	[2]
RBS Warehouse Facility
Line of Credit Facility [Line Items]
Amount Drawn	43,900		14,900	[3]	30,600
Facility Amount	125,000		125,000	[3]	125,000
Advance Rate	65.00%		53.00%	[3]	53.00%
Collateral	116,138	[1]	26,707	[1],[3]	100,400	[1]
Interest Rate	2.50%	[2]	1.65%	[2],[3]	1.88%	[2]
UBS Warehouse Facility
Line of Credit Facility [Line Items]
Amount Drawn					31,792
Facility Amount					125,000
Advance Rate					60.00%
Collateral					$ 105,500	[1]
Interest Rate					2.18%	[2]

[1]	Collateral represents underlying pools of finance receivables pledged to each facility.
[2]	Interest rate at period end equal to contractual benchmark plus index.
[3]	Facility was renewed in March 2013. See Note 16-"Subsequent Events" for information on renewal of this facility.

Senior Secured Notes Payable (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Senior Secured Notes Payable	$ 193,392	$ 193,320	$ 198,058
Senior Secured Notes Payable, Related Party	5,000	5,000	0
Long-term Debt	$ 198,392	$ 198,320	$ 198,058

Other Secured Notes Payable (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Balance	$ 136,668		$ 117,281		$ 99,296
Max Facility Capacity	425,000		425,000		550,000
Total Other Secured Notes Payable, Max Facility Capacity	155,000		165,000		140,000
Revolving Inventory Facility
Debt Instrument [Line Items]
Balance	111,321		91,320		84,500
Max Facility Capacity	130,000		140,000	[1]	140,000	[1]
Advance Rate	85.00%		85.00%	[2]	85.00%	[2]
Interest Rate	3.75%	[3]	3.75%	[3]	3.88%	[3]
Revolving Inventory Facility | Seasonal Increase
Debt Instrument [Line Items]
Balance			10,000
Mortgage Note Payable
Debt Instrument [Line Items]
Balance	12,397		12,454		12,661
Max Facility Capacity
Advance Rate
Interest Rate	5.87%	[3]	5.87%	[3]	5.87%	[3]
Real Estate Credit Facility
Debt Instrument [Line Items]
Balance	11,269		11,733
Max Facility Capacity	25,000		25,000
Advance Rate	70.00%		70.00%
Interest Rate	4.20%	[3]	4.21%	[3]
Equipment Note Payable
Debt Instrument [Line Items]
Balance	1,681		1,774		2,135
Max Facility Capacity
Advance Rate
Interest Rate	4.75%	[3]	4.75%	[3]	4.75%	[3]

[1]	Inclusive of a $10.0 million seasonal increase in the months of November through the end of January.
[2]	Advance rate is based on qualifying vehicle cost and is secured by our entire inventory.
[3]	Interest rate at period end equal to contractual benchmark plus index.

Change In Deferred Revenue (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Movement in Deferred Revenue [Roll Forward]
Balance, Beginning of Period	$ 2,332
Gross Revenue Deferred	7,037
Revenue Recognized	(358)
Balance, End of Period	$ 9,011

Deferred Revenue - Additional Information (Detail) (Separately Priced Service Contracts, USD $) In Millions, unless otherwise specified	Mar. 31, 2013
Separately Priced Service Contracts
Deferred Revenue [Line Items]
Deferred Costs	$ 1.7

Related Party Operating Expenses (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
General and Administrative-Related party	$ 2,651	$ 2,858	$ 10,873	$ 11,001	$ 15,118
Property lease expense
Related Party Transaction [Line Items]
General and Administrative-Related party	1,198	1,220	4,768	3,795	6,034
Non-cash Compensation Expense [Member]
Related Party Transaction [Line Items]
General and Administrative-Related party			0	0	1,125
Restricted stock compensation expense
Related Party Transaction [Line Items]
General and Administrative-Related party	310	465	1,546	2,790	3,874
Aircraft Operating and Lease Expense
Related Party Transaction [Line Items]
General and Administrative-Related party	1,088	1,016	4,198	3,937	3,693
Salaries and wages, general & administrative and other expenses
Related Party Transaction [Line Items]
General and Administrative-Related party	132	228	645	793	812
Reimbursement of certain general and administrative expenses
Related Party Transaction [Line Items]
General and Administrative-Related party	$ (77)	$ (71)	$ (284)	$ (314)	$ (420)

Related Party Interest Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Non-Portfolio Debt Interest Expense-Related party			$ 0	$ 0	$ 10,176
Senior Secured Notes Interest Expense-Related Party	158	0	261	2,680	3,153
Subordinated Debt
Related Party Transaction [Line Items]
Non-Portfolio Debt Interest Expense-Related party			0	0	3,863
Board of Directors Chairman
Related Party Transaction [Line Items]
Senior Secured Notes Interest Expense-Related Party	142	0	237	2,460	2,930
Board of Directors Chairman | Junior Notes | Tranche A
Related Party Transaction [Line Items]
Non-Portfolio Debt Interest Expense-Related party			0	0	3,374
Board of Directors Chairman | Junior Notes | Tranche B
Related Party Transaction [Line Items]
Non-Portfolio Debt Interest Expense-Related party			0	0	2,754
Chief Executive Officer
Related Party Transaction [Line Items]
Senior Secured Notes Interest Expense-Related Party	16	0	24	220	223
Chief Executive Officer | Junior Notes | Tranche A
Related Party Transaction [Line Items]
Non-Portfolio Debt Interest Expense-Related party			$ 0	$ 0	$ 185

Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Income Tax Disclosure [Abstract]
Income tax liability, state level S-corporation taxes	$ 0.2	$ 0.5		$ 0
Federal statutory income tax rate	35.00%	35.00%	35.00%

Shareholders' Equity, Dividends & Stock Compensation - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended			1 Months Ended					3 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended									1 Months Ended	12 Months Ended					1 Months Ended
	Jun. 30, 2010	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2013 Subsequent Event	Mar. 28, 2013 Subsequent Event	Dec. 31, 2012 Non-cash Compensation Expense [Member]	Dec. 31, 2011 Non-cash Compensation Expense [Member]	Dec. 31, 2010 Non-cash Compensation Expense [Member]	Jun. 30, 2010 Board of Directors Chairman	Aug. 02, 2012 Board of Directors Chairman Subordinated Debt	Jun. 30, 2010 Board of Directors Chairman Subordinated Debt	Aug. 02, 2012 Board of Directors Chairman Junior Secured Notes [Member]	Jun. 30, 2010 Board of Directors Chairman Junior Secured Notes [Member]	Mar. 31, 2013 Chief Executive Officer Restricted Stock	Mar. 31, 2012 Chief Executive Officer Restricted Stock	Jan. 31, 2008 Chief Executive Officer Non-cash Compensation Expense [Member]	Dec. 31, 2012 Chief Executive Officer Non-cash Compensation Expense [Member]	Dec. 31, 2011 Chief Executive Officer Non-cash Compensation Expense [Member]	Dec. 31, 2010 Chief Executive Officer Non-cash Compensation Expense [Member]	Dec. 28, 2010 Chief Executive Officer Restricted Stock	Dec. 31, 2012 Chief Executive Officer Restricted Stock	Dec. 31, 2011 Chief Executive Officer Restricted Stock	Dec. 31, 2010 Chief Executive Officer Restricted Stock	Mar. 31, 2013 DriveTime Automotive Group, Inc	Dec. 31, 2012 DriveTime Automotive Group, Inc	Mar. 31, 2013 DriveTime Automotive Group, Inc Board of Directors Chairman	Dec. 31, 2012 DriveTime Automotive Group, Inc Board of Directors Chairman	Dec. 31, 2011 DriveTime Automotive Group, Inc Board of Directors Chairman	Dec. 31, 2010 DriveTime Automotive Group, Inc Chief Executive Officer	Dec. 28, 2010 DriveTime Automotive Group, Inc Chief Executive Officer Restricted Stock	Dec. 31, 2012 DriveTime Automotive Group, Inc Chief Executive Officer Restricted Stock	Dec. 31, 2011 DriveTime Automotive Group, Inc Chief Executive Officer Restricted Stock	Dec. 31, 2010 DriveTime Automotive Group, Inc Chief Executive Officer Restricted Stock	Mar. 31, 2013 DT Acceptance Corp	Dec. 31, 2012 DT Acceptance Corp	Dec. 28, 2010 DT Acceptance Corp Chief Executive Officer Restricted Stock
Shareholders Equity [Line Items]
Par value																												$ 0.001										$ 0
Shares authorized																												1,000										1,000,000
Shares issued																											101.8	101.8									101.8	101.8
Shares of common stock outstanding																											101.8	101.8									101.8	101.8
Dividends, percentage of the difference between net earnings and amounts paid for tax that may be included in dividends paid		50.00%		50.00%
Dividends paid				$ 51,200,000	$ 51,800,000		$ 10,900,000	$ 4,900,000
Restricted stock compensation expense																	300,000	500,000						1,500,000	2,800,000	3,900,000
Cash available for distribution				4,900,000
Shares issued																																							2.8595
Award vesting period																							3 years			36 months
Shares deemed owned at grant date																																	2.8595
Shares repurchased for payment of taxes																																	1.0899
Shares owned by Mr. Fidel after repurchase of shares for payment of taxes																																		1.7696	1.7696	1.7696
Measurement period for achievement of vesting conditions																																		12 months	12 months	12 months
Mr. Fidel's ownership percentage of Company																													98.30%	98.30%	98.30%	2.78%
Aggregate grant date fair value of award																																	9,500,000
Restricted shares that vested on December 31, 2010																																				1.1721
Unvested percentage of restricted shares																										5900.00%
Life insurance benefits to estate of decedent																								10,000,000
Share-based compensation credited to additional paid in capital																								1,500,000	2,800,000	300,000
Mr. Fidel's interest in DTAG and DTAC purchased by Mr. Garcia, percent																			5.00%
Mr. Fidel's interest in DTAG and DTAC purchased by Mr. Garcia																			17,500,000
Portion of Mr. Fidel's interest in DTAG and DTAC purchased with cash																			6,250,000
Portion of Mr. Fidel's interest in DTAG and DTAC purchased with a promissory note																			11,250,000
Interest rate on promissory note																			8.00%
Term of promissory note																			5 years
Interest paid by Mr. Garcia to Mr. Fidel																				100,000	300,000	500,000
Non cash compensation recorded as general and administrative expense		2,651,000	2,858,000	10,873,000	11,001,000	15,118,000			0	0	1,125,000
Original Debt Amount													75,000,000		60,100,000
Stated interest rate on debt instrument													12.00%
Other Additional Capital												100,100,000		40,000,000		60,100,000
Adjustments to Additional Paid in Capital, Other												100,100,000
Adjustment to additional paid in capital for write-off of deferred finance costs related to converted debt	$ 200,000

Activity In Warranty Accruals (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended			3 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Amended
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance, Beginning of Period	$ 24,004	$ 24,004	$ 17,936	$ 920	$ 24,030
Warranty Expense	7,441	23,195	20,183	23,898	8,556
Warranty Claims Paid	(4,009)	(20,837)	(14,115)	(6,882)	(7,678)
Balance, End of Period	$ 27,436	$ 26,362	$ 24,004	$ 17,936	$ 24,908

Commitments And Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Contingencies And Commitments [Line Items]
Aggregate operating lease obligations	$ 70,261,000			$ 69,300,000
Rent expense	17,500,000	16,600,000	16,900,000
Facility Closing [Member]
Contingencies And Commitments [Line Items]
Rent expense	200,000	100,000	400,000
Facility Closing [Member] | Accrued Liabilities [Member]
Contingencies And Commitments [Line Items]
Accrued Rent	$ 1,200,000	$ 1,400,000

Carrying And Fair Value Of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Mar. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Dealer Finance Receivables - GO, net	$ 74,753		$ 40,956		$ 5,473	$ 24		$ 0
Portfolio Term Financings	989,206		1,049,478			782,634
Portfolio Warehouse Facilities	145,000		57,200			141,392
Senior Secured Notes Payable	193,392		193,320			198,058
Other Secured Notes Payable	136,668		117,281			99,296
Securitization Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Portfolio Term Financings	569,884		677,118			679,031
Portfolio Term Residual Financing
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Portfolio Term Financings	100,000		25,000			100,000
Bank Term Financings
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Portfolio Term Financings	319,322		347,360			3,603
Revolving Inventory Facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Secured Notes Payable	111,321		91,320			84,500
Mortgage Note Payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Secured Notes Payable	12,397		12,454			12,661
Real Estate Credit Facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Secured Notes Payable	11,269		11,733
Equipment Note Payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Secured Notes Payable	1,681		1,774			2,135
Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Finance Receivables, net	1,461,336	[1]	1,370,800	[1]		1,259,633	[1]
Dealer Finance Receivables - GO, net	74,753		40,956			24
Portfolio Warehouse Facilities	145,000		57,200			141,392
Senior Secured Notes Payable	198,392		198,320			198,058
Carrying Value | Securitization Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Portfolio Term Financings	569,884		677,118			679,031
Carrying Value | Portfolio Term Residual Financing
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Portfolio Term Financings	100,000		25,000			100,000
Carrying Value | Bank Term Financings
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Portfolio Term Financings	319,321		347,360			3,603
Carrying Value | Revolving Inventory Facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Secured Notes Payable	111,321		91,320			84,500
Carrying Value | Mortgage Note Payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Secured Notes Payable	12,397		12,454			12,661
Carrying Value | Real Estate Credit Facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Secured Notes Payable	11,269		11,733			0
Carrying Value | Equipment Note Payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Secured Notes Payable			1,774			2,135
Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Finance Receivables, net	1,550,131	[1]	1,441,026	[1]		1,339,049	[1]
Dealer Finance Receivables - GO, net	74,753		40,956			24
Portfolio Warehouse Facilities	145,000		57,200			141,392
Senior Secured Notes Payable	222,199		220,135			210,932
Fair Value | Securitization Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Portfolio Term Financings	588,176		702,031			675,231
Fair Value | Portfolio Term Residual Financing
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Portfolio Term Financings	100,000		25,000			100,000
Fair Value | Bank Term Financings
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Portfolio Term Financings	319,321		347,360			3,700
Fair Value | Revolving Inventory Facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Secured Notes Payable	111,662		91,600			84,500
Fair Value | Mortgage Note Payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Secured Notes Payable	11,149		11,200			11,800
Fair Value | Real Estate Credit Facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Secured Notes Payable	11,237		11,700			0
Fair Value | Equipment Note Payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Secured Notes Payable			$ 1,774			$ 2,100

[1]	Represents finance receivable principal balances, plus accrued interest, less the allowance for credit losses.

Subsequent Events - Additional Information (Detail) (USD $)	12 Months Ended											1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Mar. 31, 2013 RBS Warehouse Facility	Dec. 31, 2012 RBS Warehouse Facility		Dec. 31, 2011 RBS Warehouse Facility	Mar. 31, 2013 RBS Warehouse Facility LIBOR	Dec. 31, 2012 RBS Warehouse Facility LIBOR	Dec. 31, 2011 RBS Warehouse Facility LIBOR	Jun. 30, 2010 Senior Secured Notes	Apr. 30, 2013 Subsequent Event	Mar. 28, 2013 Subsequent Event	Mar. 31, 2013 Subsequent Event RBS Warehouse Facility	Mar. 31, 2013 Subsequent Event RBS Warehouse Facility LIBOR	May 31, 2013 Subsequent Event Senior Secured Notes
Subsequent Event [Line Items]
Dividends approved for fourth quarter	$ 51,200,000	$ 51,800,000										$ 10,900,000	$ 4,900,000
Senior secured notes issued											200,000,000					50,000,000
Senior notes issuance price as percent of face amount											98.85%					111.00%
Senior notes issued, effective yield percentage											12.88%					7.67%
Facility Amount	$ 425,000,000	$ 550,000,000	$ 425,000,000	$ 125,000,000	$ 125,000,000	[1]	$ 125,000,000							$ 125,000,000
Debt Instrument, Basis Spread on Variable Rate								2.25%	1.40%	1.50%					2.25%
Advance Rate				65.00%	53.00%	[1]	53.00%							65.00%
Term-out feature														1 year

[1]	Facility was renewed in March 2013. See Note 16-"Subsequent Events" for information on renewal of this facility.

Condensed Consolidating Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS:
Cash and Cash Equivalents	$ 25,731	$ 26,480	$ 22,766	$ 25,930	$ 23,677	$ 21,526
Restricted Cash and Investments Held in Trust	126,951	107,072		99,716
Finance Receivables	1,739,540	1,634,622		1,495,340
Allowance for Credit Losses	(269,622)	(252,590)	(237,027)	(221,533)	(208,000)
Finance Receivables, net	1,469,918	1,382,032		1,273,807
Dealer Finance Receivables	74,753	40,956	5,473	24	0
Inventory	228,876	270,733		212,330
Property and Equipment, net	96,113	94,397		90,669
Investment in Subsidaires	0	0		0
Other Assets	57,313	67,447		64,353
Total Assets	2,079,655	1,989,117		1,766,829
LIABILITIES & SHAREHOLDERS' EQUITY
Accounts Payable	18,581	17,346		9,759
Accrued Expenses and Other Liabilities	105,770	81,939		77,841
Portfolio Term Financings	989,206	1,049,478		782,634
Portfolio Warehouse Facilities	145,000	57,200		141,392
Senior Notes, Including Related Party Portion	198,392	198,320
Senior Secured Notes Payable	193,392	193,320		198,058
Other Secured Notes Payable	136,668	117,281		99,296
Total Liabilities	1,593,617	1,521,564		1,308,980
Total Shareholders' Equity	486,038	467,553		457,849	418,767	293,145
Total Liabilities & Shareholders' Equity	2,079,655	1,989,117		1,766,829
Eliminations
ASSETS:
Cash and Cash Equivalents	0	0	0	0	0	0
Restricted Cash and Investments Held in Trust	0	0		0
Finance Receivables	0	0		0
Allowance for Credit Losses	0	0		0
Finance Receivables, net	0	0		0
Dealer Finance Receivables	0	0		0
Inventory	0	0		0
Property and Equipment, net	0	0		0
Investment in Subsidaires	0	0		0
Other Assets	(2,294,850)	(1,736,027)		(1,556,671)
Total Assets	(2,294,850)	(1,736,027)		(1,556,671)
LIABILITIES & SHAREHOLDERS' EQUITY
Accounts Payable	0	0		0
Accrued Expenses and Other Liabilities	(2,294,850)	(1,736,027)		(1,556,671)
Portfolio Term Financings	0	0		0
Portfolio Warehouse Facilities	0	0		0
Senior Notes, Including Related Party Portion	0	0
Senior Secured Notes Payable				0
Other Secured Notes Payable	0	0		0
Total Liabilities	(2,294,850)	(1,736,027)		(1,556,671)
Total Shareholders' Equity	0	0		0
Total Liabilities & Shareholders' Equity	(2,294,850)	(1,736,027)		(1,556,671)
Drive Time Automotive Group, Inc. | Consolidated
ASSETS:
Cash and Cash Equivalents	3,842	7,424	9,231	3,469	3,910	943
Restricted Cash and Investments Held in Trust	0	0		0
Finance Receivables	0	0		0
Allowance for Credit Losses	0	0		0
Finance Receivables, net	0	0		0
Dealer Finance Receivables	0	0		0
Inventory	228,876	270,733		212,330
Property and Equipment, net	72,924	70,668		67,579
Investment in Subsidaires	0	0		0
Other Assets	1,228,625	924,764		847,728
Total Assets	1,534,267	1,273,589		1,131,106
LIABILITIES & SHAREHOLDERS' EQUITY
Accounts Payable	18,571	17,342		9,759
Accrued Expenses and Other Liabilities	1,168,888	897,986		788,954
Portfolio Term Financings	0	0		0
Portfolio Warehouse Facilities	0	0		0
Senior Notes, Including Related Party Portion	99,196	99,160
Senior Secured Notes Payable				99,029
Other Secured Notes Payable	122,590	103,053		84,500
Total Liabilities	1,409,245	1,117,541		982,242
Total Shareholders' Equity	125,021	156,048		148,864
Total Liabilities & Shareholders' Equity	1,534,266	1,273,589		1,131,106
Drive Time Automotive Group, Inc. | Guarantor Subsidiaries Combined
ASSETS:
Cash and Cash Equivalents	3,327	6,937	9,145	2,869	3,588	790
Restricted Cash and Investments Held in Trust	0	0		0
Finance Receivables	0	0		0
Allowance for Credit Losses	0	0		0
Finance Receivables, net	0	0		0
Dealer Finance Receivables	0	0		0
Inventory	228,876	270,733		212,330
Property and Equipment, net	72,924	70,668		67,579
Investment in Subsidaires	0	0		0
Other Assets	1,428,316	1,226,409		1,316,338
Total Assets	1,733,443	1,574,747		1,599,116
LIABILITIES & SHAREHOLDERS' EQUITY
Accounts Payable	18,571	17,342		9,759
Accrued Expenses and Other Liabilities	1,270,241	1,006,791		904,341
Portfolio Term Financings	0	0		0
Portfolio Warehouse Facilities	0	0		0
Senior Notes, Including Related Party Portion	0	0
Senior Secured Notes Payable				0
Other Secured Notes Payable	111,321	91,320		84,500
Total Liabilities	1,400,133	1,115,453		998,600
Total Shareholders' Equity	333,309	459,294		600,516
Total Liabilities & Shareholders' Equity	1,733,442	1,574,747		1,599,116
Drive Time Automotive Group, Inc. | Non-Guarantor Subsidiaries
ASSETS:
Cash and Cash Equivalents	510	482	81	595	322	153
Restricted Cash and Investments Held in Trust	0	0		0
Finance Receivables	0	0		0
Allowance for Credit Losses	0	0		0
Finance Receivables, net	0	0		0
Dealer Finance Receivables	0	0		0
Inventory	0	0		0
Property and Equipment, net	0	0		0
Investment in Subsidaires	0	0		0
Other Assets	26,135	26,480		12,840
Total Assets	26,645	26,962		13,435
LIABILITIES & SHAREHOLDERS' EQUITY
Accounts Payable	0	0		0
Accrued Expenses and Other Liabilities	108	695		352
Portfolio Term Financings	0	0		0
Portfolio Warehouse Facilities	0	0		0
Senior Notes, Including Related Party Portion	0	0
Senior Secured Notes Payable				0
Other Secured Notes Payable	11,269	11,733		0
Total Liabilities	11,377	12,428		352
Total Shareholders' Equity	15,268	14,534		13,083
Total Liabilities & Shareholders' Equity	26,645	26,962		13,435
Drive Time Automotive Group, Inc. | DriveTime Automotive Group, Inc
ASSETS:
Cash and Cash Equivalents	5	5	5	5	0	0
Restricted Cash and Investments Held in Trust	0	0		0
Finance Receivables	0	0		0
Allowance for Credit Losses	0	0		0
Finance Receivables, net	0	0		0
Dealer Finance Receivables	0	0		0
Inventory	0	0		0
Property and Equipment, net	0	0		0
Investment in Subsidaires	348,577	473,828		613,599
Other Assets	480,864	383,689		242,936
Total Assets	829,446	857,522		856,540
LIABILITIES & SHAREHOLDERS' EQUITY
Accounts Payable	0	0		0
Accrued Expenses and Other Liabilities	605,229	602,314		608,647
Portfolio Term Financings	0	0		0
Portfolio Warehouse Facilities	0	0		0
Senior Notes, Including Related Party Portion	99,196	99,160
Senior Secured Notes Payable				99,029
Other Secured Notes Payable	0	0		0
Total Liabilities	704,425	701,474		707,676
Total Shareholders' Equity	125,021	156,048		148,864
Total Liabilities & Shareholders' Equity	829,446	857,522		856,540
Drive Time Automotive Group, Inc. | Eliminations
ASSETS:
Cash and Cash Equivalents	0	0	0	0	0	0
Restricted Cash and Investments Held in Trust	0	0		0
Finance Receivables	0	0		0
Allowance for Credit Losses	0	0		0
Finance Receivables, net	0	0		0
Dealer Finance Receivables	0	0		0
Inventory	0	0		0
Property and Equipment, net	0	0		0
Investment in Subsidaires	(348,577)	(473,828)		(613,599)
Other Assets	(706,690)	(711,814)		(724,386)
Total Assets	(1,055,267)	(1,185,642)		(1,337,985)
LIABILITIES & SHAREHOLDERS' EQUITY
Accounts Payable	0	0		0
Accrued Expenses and Other Liabilities	(706,690)	(711,814)		(724,386)
Portfolio Term Financings	0	0		0
Portfolio Warehouse Facilities	0	0		0
Senior Notes, Including Related Party Portion	0	0
Senior Secured Notes Payable				0
Other Secured Notes Payable	0	0		0
Total Liabilities	(706,690)	(711,814)		(724,386)
Total Shareholders' Equity	(348,577)	(473,328)		(613,599)
Total Liabilities & Shareholders' Equity	(1,055,267)	(1,185,642)		(1,337,985)
DT Acceptance Corp | Consolidated
ASSETS:
Cash and Cash Equivalents	21,889	19,056	13,535	22,461	19,767	20,583
Restricted Cash and Investments Held in Trust	126,951	107,072		99,716
Finance Receivables	1,739,540	1,634,622		1,495,340
Allowance for Credit Losses	(269,622)	(252,590)		(221,533)
Finance Receivables, net	1,469,918	1,382,032		1,273,807
Dealer Finance Receivables	74,753	40,956		24
Inventory	0	0		0
Property and Equipment, net	23,189	23,729		23,090
Investment in Subsidaires	0	0		0
Other Assets	1,123,538	878,710		773,296
Total Assets	2,840,238	2,451,555		2,192,394
LIABILITIES & SHAREHOLDERS' EQUITY
Accounts Payable	10	4		0
Accrued Expenses and Other Liabilities	1,231,732	919,980		845,558
Portfolio Term Financings	989,206	1,049,478		782,634
Portfolio Warehouse Facilities	145,000	57,200		141,392
Senior Notes, Including Related Party Portion	99,196	99,160
Senior Secured Notes Payable				99,029
Other Secured Notes Payable	14,078	14,228		14,796
Total Liabilities	2,479,222	2,140,050		1,883,409
Total Shareholders' Equity	361,017	311,505		308,985
Total Liabilities & Shareholders' Equity	2,840,239	2,451,555		2,192,394
DT Acceptance Corp | Guarantor Subsidiaries Combined
ASSETS:
Cash and Cash Equivalents	52	9	199	52	285	41
Restricted Cash and Investments Held in Trust	25,027	16,163		22,517
Finance Receivables	279	0		0
Allowance for Credit Losses	0	0		0
Finance Receivables, net	279	0		0
Dealer Finance Receivables	74,753	40,956		24
Inventory	0	0		0
Property and Equipment, net	5,457	5,807		4,085
Investment in Subsidaires	0	0		0
Other Assets	649,462	496,384		705,731
Total Assets	755,030	559,319		732,409
LIABILITIES & SHAREHOLDERS' EQUITY
Accounts Payable	10	4		0
Accrued Expenses and Other Liabilities	726,350	521,476		647,665
Portfolio Term Financings	0	0		0
Portfolio Warehouse Facilities	0	0		0
Senior Notes, Including Related Party Portion	0	0
Senior Secured Notes Payable				0
Other Secured Notes Payable	1,681	1,774		2,135
Total Liabilities	728,041	523,254		649,800
Total Shareholders' Equity	26,989	36,065		82,609
Total Liabilities & Shareholders' Equity	755,030	559,319		732,409
DT Acceptance Corp | Non-Guarantor Subsidiaries
ASSETS:
Cash and Cash Equivalents	257	423	302	396	516	550
Restricted Cash and Investments Held in Trust	101,924	90,909		77,199
Finance Receivables	0	0		0
Allowance for Credit Losses	0	0		0
Finance Receivables, net	0	0		0
Dealer Finance Receivables	0	0		0
Inventory	0	0		0
Property and Equipment, net	15,211	15,216		16,029
Investment in Subsidaires	0	0
Other Assets	1,455,383	1,352,295		1,176,065
Total Assets	1,572,775	1,458,843		1,269,689
LIABILITIES & SHAREHOLDERS' EQUITY
Accounts Payable	0	0		0
Accrued Expenses and Other Liabilities	6,459	6,703		6,148
Portfolio Term Financings	1,005,499	1,069,974		803,130
Portfolio Warehouse Facilities	145,000	57,200		141,392
Senior Notes, Including Related Party Portion	0	0
Senior Secured Notes Payable				0
Other Secured Notes Payable	12,397	12,454		12,661
Total Liabilities	1,169,355	1,146,331		963,331
Total Shareholders' Equity	403,421	312,512		306,358
Total Liabilities & Shareholders' Equity	1,572,776	1,458,843		1,269,689
DT Acceptance Corp | DriveTime Automotive Group, Inc
ASSETS:
Cash and Cash Equivalents	21,580	18,624	13,034	22,013	18,966	19,992
Restricted Cash and Investments Held in Trust	0	0		0
Finance Receivables	1,739,261	1,634,622		1,495,340
Allowance for Credit Losses	(269,622)	(252,590)		(221,533)
Finance Receivables, net	1,469,639	1,382,032		1,273,807
Dealer Finance Receivables	0	0		0
Inventory	0	0		0
Property and Equipment, net	2,521	2,706		2,976
Investment in Subsidaires	430,410	348,577		388,967
Other Assets	1,129,613	887,248		783,441
Total Assets	3,053,763	2,639,187		2,471,204
LIABILITIES & SHAREHOLDERS' EQUITY
Accounts Payable	0	0		0
Accrued Expenses and Other Liabilities	2,593,550	2,228,522		2,063,190
Portfolio Term Financings	0	0		0
Portfolio Warehouse Facilities	0	0		0
Senior Notes, Including Related Party Portion	99,196	99,160
Senior Secured Notes Payable				99,029
Other Secured Notes Payable	0	0		0
Total Liabilities	2,692,746	2,327,682		2,162,219
Total Shareholders' Equity	361,017	311,505		308,985
Total Liabilities & Shareholders' Equity	3,053,763	2,639,187		2,471,204
DT Acceptance Corp | Eliminations
ASSETS:
Cash and Cash Equivalents	0	0	0	0	0	0
Restricted Cash and Investments Held in Trust	0	0		0
Finance Receivables	0	0		0
Allowance for Credit Losses	0	0		0
Finance Receivables, net	0	0		0
Dealer Finance Receivables	0	0		0
Inventory	0	0		0
Property and Equipment, net	0	0		0
Investment in Subsidaires	(430,410)	(348,577)		(388,967)
Other Assets	(2,110,920)	(1,857,217)		(1,891,941)
Total Assets	(2,541,330)	(2,205,794)		(2,280,908)
LIABILITIES & SHAREHOLDERS' EQUITY
Accounts Payable	0	0		0
Accrued Expenses and Other Liabilities	(2,094,627)	(1,836,721)		(1,871,445)
Portfolio Term Financings	(16,293)	(20,496)		(20,496)
Portfolio Warehouse Facilities	0	0		0
Senior Notes, Including Related Party Portion	0	0
Senior Secured Notes Payable				0
Other Secured Notes Payable	0	0		0
Total Liabilities	(2,110,920)	(1,857,217)		(1,891,941)
Total Shareholders' Equity	(430,410)	(348,577)		(388,967)
Total Liabilities & Shareholders' Equity	$ (2,541,330)	$ (2,205,794)		$ (2,280,908)

Condensed Consolidating Statement Of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended																	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Sales of Used Vehicles	$ 309,468				$ 297,135													$ 920,507	$ 838,242	$ 760,767
Interest Income	74,974				70,528													299,382	283,065	264,974
Dealer Finance and Other Income	2,800				175													2,977	0	0
Other Revenue	0				0													0	0	0
Equity in Income of Subsidiaries	0				0													0	0	0
Total Revenue	387,242	247,869	304,957	302,202	367,838	227,034	286,012	275,405	332,856	219,633		263,323		245,747		297,038		1,222,866	1,121,307	1,025,741
Costs and Expenses:
Cost of Used Vehicles Sold	211,638				197,161													607,932	544,504	481,210
Provision for Credit Losses	77,842				60,342													253,603	207,198	175,900
Portfolio Debt Interest Expense	10,186				10,354													41,978	43,475	68,314
Non-Portfolio Debt Interest Expense	1,319				1,043													4,644	3,034	4,581
Non-Portfolio Debt Interest Expense, Including Related Party																				14,757
Senior Secured Debt Interest Expense	6,641				6,606													26,470	26,541	15,031
Selling and Marketing	8,917				9,470													28,139	22,790	16,783
General and Administrative	46,360				44,724													179,403	168,331	165,491
Depreciation Expense	5,408				4,951													20,150	16,075	13,751
Loss on Extinguishment of Debt																		0	0	3,418
Total Costs and Expenses	368,311	254,869	300,190	272,609	334,651	223,557	273,575	242,975	291,841	220,437	[1]	244,838	[1]	225,975	[1]	263,405	[1]	1,162,319	1,031,948	954,655	[1]
Income before income taxes	18,931	(7,000)	4,767	29,593	33,187	3,477	12,437	32,430	41,015	(804)		18,485		19,772		33,633		60,547	89,359	71,086
Income Tax Expense (Benefit)	342				392													1,194	1,221	404
Net Income (Loss)	18,589	(7,164)	4,396	29,326	32,795	3,166	12,376	32,093	40,503	(1,156)		19,232		19,322		33,284		59,353	88,138	70,682
Eliminations
Revenue:
Sales of Used Vehicles	0				0													0	0	0
Interest Income	0				0													0	0	0
Dealer Finance and Other Income	0				0													0
Other Revenue	(25,185)				(18,763)													(86,039)	(67,929)	(68,681)
Equity in Income of Subsidiaries	0				0													0	0	0
Total Revenue	(25,185)				(18,763)													(86,039)	(67,929)	(68,681)
Costs and Expenses:
Cost of Used Vehicles Sold	0				0													0	0	0
Provision for Credit Losses	0				0													0	0	0
Portfolio Debt Interest Expense	0				0													0	0	0
Non-Portfolio Debt Interest Expense	(13,489)				8,399													(41,389)	(30,319)
Non-Portfolio Debt Interest Expense, Including Related Party																				(22,722)
Senior Secured Debt Interest Expense	0				0													0	0	0
Selling and Marketing	0				0													0	0	0
General and Administrative	(11,696)				(10,364)													(44,650)	(37,610)	(45,959)
Depreciation Expense	0				0													0	0	0
Loss on Extinguishment of Debt																				0
Total Costs and Expenses	(25,185)				(18,763)													(86,039)	(67,929)	(68,681)
Income before income taxes	0				0													0	0	0
Income Tax Expense (Benefit)	0				0													0	0	0
Net Income (Loss)	0				0													0	0	0
Drive Time Automotive Group, Inc. | Consolidated
Revenue:
Sales of Used Vehicles	309,468				297,135													920,507	838,242	760,767
Interest Income	0				0													0	0	0
Dealer Finance and Other Income	0				0													0
Other Revenue	24,676				18,173													83,202	64,833	68,681
Equity in Income of Subsidiaries	0				0													0	0	0
Total Revenue	334,144				315,308													1,003,709	903,075	829,448
Costs and Expenses:
Cost of Used Vehicles Sold	211,638				197,161													607,932	544,504	481,210
Provision for Credit Losses	0				0													0	0	0
Portfolio Debt Interest Expense	0				0													0	0	0
Non-Portfolio Debt Interest Expense	1,105				823													3,734	2,405
Non-Portfolio Debt Interest Expense, Including Related Party																				4,705
Senior Secured Debt Interest Expense	3,321				3,303													13,233	13,271	7,515
Selling and Marketing	8,982				9,405													28,012	22,790	16,681
General and Administrative	26,080				22,543													95,509	89,433	85,745
Depreciation Expense	4,527				4,210													16,910	13,532	11,363
Loss on Extinguishment of Debt																				0
Total Costs and Expenses	255,653				237,445													765,330	685,935	607,219
Income before income taxes	78,491				77,863													238,379	217,140	222,229
Income Tax Expense (Benefit)	153				164													708	237	1,237
Net Income (Loss)	78,338				77,699													237,671	216,903	220,992
Drive Time Automotive Group, Inc. | Guarantor Subsidiaries Combined
Revenue:
Sales of Used Vehicles	309,468				297,135													920,507	838,242	760,767
Interest Income	0				0													0	0	0
Dealer Finance and Other Income	0				0													0
Other Revenue	12,130				11,413													45,442	38,333	55,309
Equity in Income of Subsidiaries	0				0													0	0	0
Total Revenue	321,598				308,548													965,949	876,575	816,076
Costs and Expenses:
Cost of Used Vehicles Sold	211,638				197,161													607,932	544,504	481,210
Provision for Credit Losses	0				0													0	0	0
Portfolio Debt Interest Expense	0				0													0	0	0
Non-Portfolio Debt Interest Expense	957				813													3,273	2,351
Non-Portfolio Debt Interest Expense, Including Related Party																				2,933
Senior Secured Debt Interest Expense	0				0													0	0	0
Selling and Marketing	8,982				9,405													28,012	22,790	16,681
General and Administrative	24,837				20,736													91,546	83,081	74,784
Depreciation Expense	4,527				4,210													16,910	13,532	11,363
Loss on Extinguishment of Debt																				0
Total Costs and Expenses	250,941				232,325													747,673	666,258	586,971
Income before income taxes	70,657				76,223													218,276	210,317	229,105
Income Tax Expense (Benefit)	0				0													0	0	0
Net Income (Loss)	70,657				76,223													218,276	210,317	229,105
Drive Time Automotive Group, Inc. | Non-Guarantor Subsidiaries
Revenue:
Sales of Used Vehicles	0				0													0	0	0
Interest Income	0				0													0	0	0
Dealer Finance and Other Income	0				0													0
Other Revenue	0				0													0	0	0
Equity in Income of Subsidiaries	0				0													0	0	0
Total Revenue	0				0													0	0	0
Costs and Expenses:
Cost of Used Vehicles Sold	0				0													0	0	0
Provision for Credit Losses	0				0													0	0	0
Portfolio Debt Interest Expense	0				0													0	0	0
Non-Portfolio Debt Interest Expense	135				0													403	0
Non-Portfolio Debt Interest Expense, Including Related Party																				0
Senior Secured Debt Interest Expense	0				0													0	0	0
Selling and Marketing	0				0													0	0	0
General and Administrative	(952)				(306)													(3,406)	(1,191)	(2,018)
Depreciation Expense	0				0													0	0	0
Loss on Extinguishment of Debt																				0
Total Costs and Expenses	(817)				(306)													(3,003)	(1,191)	(2,018)
Income before income taxes	817				306													3,003	1,191	2,018
Income Tax Expense (Benefit)	83				56													484	403	854
Net Income (Loss)	734				250													2,519	788	1,164
Drive Time Automotive Group, Inc. | DriveTime Automotive Group, Inc
Revenue:
Sales of Used Vehicles	0				0													0	0	0
Interest Income	0				0													0	0	0
Dealer Finance and Other Income	0				0													0
Other Revenue	12,546				6,760													37,760	26,500	13,372
Equity in Income of Subsidiaries	71,391				76,510													220,795	211,104	230,269
Total Revenue	83,937				83,270													258,555	237,604	243,641
Costs and Expenses:
Cost of Used Vehicles Sold	0				0													0	0	0
Provision for Credit Losses	0				0													0	0	0
Portfolio Debt Interest Expense	0				0													0	0	0
Non-Portfolio Debt Interest Expense	13				10													58	54
Non-Portfolio Debt Interest Expense, Including Related Party																				1,772
Senior Secured Debt Interest Expense	3,321				3,303													13,233	13,271	7,515
Selling and Marketing	0				0													0	0	0
General and Administrative	2,195				2,113													7,369	7,543	12,979
Depreciation Expense	0				0													0	0	0
Loss on Extinguishment of Debt																				0
Total Costs and Expenses	5,529				5,426													20,660	20,868	22,266
Income before income taxes	78,408				77,844													237,895	216,736	221,375
Income Tax Expense (Benefit)	70				108													224	(166)	383
Net Income (Loss)	78,338				77,736													237,671	216,902	220,992
Drive Time Automotive Group, Inc. | Eliminations
Revenue:
Sales of Used Vehicles	0				0													0	0	0
Interest Income	0				0													0	0	0
Dealer Finance and Other Income	0				0													0
Other Revenue	0				0													0	0	0
Equity in Income of Subsidiaries	(71,391)				(76,510)													(220,795)	(211,104)	(230,269)
Total Revenue	(71,391)				(76,510)													(220,795)	(211,104)	(230,269)
Costs and Expenses:
Cost of Used Vehicles Sold	0				0													0	0	0
Provision for Credit Losses	0				0													0	0	0
Portfolio Debt Interest Expense	0				0													0	0	0
Non-Portfolio Debt Interest Expense	0				0													0	0
Non-Portfolio Debt Interest Expense, Including Related Party																				0
Senior Secured Debt Interest Expense	0				0													0	0	0
Selling and Marketing	0				0													0	0	0
General and Administrative	0				0													0	0	0
Depreciation Expense	0				0													0	0	0
Loss on Extinguishment of Debt																				0
Total Costs and Expenses	0				0													0	0	0
Income before income taxes	(71,391)				(76,510)													(220,795)	(211,104)	(230,269)
Income Tax Expense (Benefit)	0				0													0	0	0
Net Income (Loss)	(71,391)				(76,510)													(220,795)	(211,104)	(230,269)
DT Acceptance Corp | Consolidated
Revenue:
Sales of Used Vehicles	0				0													0	0	0
Interest Income	74,974				70,528													299,382	283,065	264,974
Dealer Finance and Other Income	2,800				175													2,977
Other Revenue	509				590													2,837	3,096	0
Equity in Income of Subsidiaries	0				0													0	0	0
Total Revenue	78,283				71,293													305,196	286,161	264,974
Costs and Expenses:
Cost of Used Vehicles Sold	0				0													0	0	0
Provision for Credit Losses	77,842				60,342													253,603	207,198	175,900
Portfolio Debt Interest Expense	10,186				10,354													41,978	43,475	68,314
Non-Portfolio Debt Interest Expense	13,703				8,619													42,299	30,948
Non-Portfolio Debt Interest Expense, Including Related Party																				32,774
Senior Secured Debt Interest Expense	3,320				3,303													13,237	13,270	7,516
Selling and Marketing	(65)				65													127	0	102
General and Administrative	31,976				32,545													128,544	116,508	125,705
Depreciation Expense	881				741													3,240	2,543	2,388
Loss on Extinguishment of Debt																				3,418
Total Costs and Expenses	137,843				115,969													483,028	413,942	416,117
Income before income taxes	(59,560)				(44,676)													(177,832)	(127,781)	(151,143)
Income Tax Expense (Benefit)	189				228													486	984	(833)
Net Income (Loss)	(59,749)				(44,904)													(178,318)	(128,765)	(150,310)
DT Acceptance Corp | Guarantor Subsidiaries Combined
Revenue:
Sales of Used Vehicles	0				0													0	0	0
Interest Income	3				0													0	0	0
Dealer Finance and Other Income	2,800				175													2,977
Other Revenue	15,980				14,525													65,059	60,250	70,205
Equity in Income of Subsidiaries	0				0													0	0	0
Total Revenue	18,783				14,700													68,036	60,250	70,205
Costs and Expenses:
Cost of Used Vehicles Sold	0				0													0	0	0
Provision for Credit Losses	0				0													0	0	0
Portfolio Debt Interest Expense	0				0													0	0	0
Non-Portfolio Debt Interest Expense	20				24													93	109
Non-Portfolio Debt Interest Expense, Including Related Party																				88
Senior Secured Debt Interest Expense	0				0													0	0	0
Selling and Marketing	14				65													123	0	0
General and Administrative	16,558				15,207													59,256	56,925	66,044
Depreciation Expense	419				260													1,424	714	756
Loss on Extinguishment of Debt																				0
Total Costs and Expenses	17,011				15,556													60,896	57,748	66,888
Income before income taxes	1,772				(856)													7,140	2,502	3,317
Income Tax Expense (Benefit)	0				0													0	0	0
Net Income (Loss)	1,772				(856)													7,140	2,502	3,317
DT Acceptance Corp | Non-Guarantor Subsidiaries
Revenue:
Sales of Used Vehicles	0				0													0	0	0
Interest Income	73,291				63,490													273,460	252,911	171,367
Dealer Finance and Other Income	0				0													0
Other Revenue	0				0													0	0	0
Equity in Income of Subsidiaries	0				0													0	0	0
Total Revenue	73,291				63,490													273,460	252,911	171,367
Costs and Expenses:
Cost of Used Vehicles Sold	0				0													0	0	0
Provision for Credit Losses	0				0													0	0	0
Portfolio Debt Interest Expense	10,186				10,354													41,978	43,373	42,335
Non-Portfolio Debt Interest Expense	464				494													1,975	1,989
Non-Portfolio Debt Interest Expense, Including Related Party																				1,542
Senior Secured Debt Interest Expense	0				0													0	0	0
Selling and Marketing	0				0													0	0	0
General and Administrative	14,125				12,413													55,762	50,798	32,919
Depreciation Expense	135				154													546	613	590
Loss on Extinguishment of Debt																				0
Total Costs and Expenses	24,910				23,415													100,261	96,773	77,386
Income before income taxes	48,381				40,075													173,199	156,138	93,981
Income Tax Expense (Benefit)	0				0													0	0	0
Net Income (Loss)	48,381				40,075													173,199	156,138	93,981
DT Acceptance Corp | DriveTime Automotive Group, Inc
Revenue:
Sales of Used Vehicles	0				0													0	0	0
Interest Income	75,249				70,831													300,595	284,282	266,011
Dealer Finance and Other Income	0				0													0
Other Revenue	523				569													2,758	2,864	0
Equity in Income of Subsidiaries	50,153				39,219													180,339	158,642	97,298
Total Revenue	125,925				110,619													483,692	445,788	363,309
Costs and Expenses:
Cost of Used Vehicles Sold	0				0													0	0	0
Provision for Credit Losses	77,842				60,342													253,603	207,198	175,900
Portfolio Debt Interest Expense	0				0													0	102	25,979
Non-Portfolio Debt Interest Expense	86,788				71,894													314,904	282,978
Non-Portfolio Debt Interest Expense, Including Related Party																				203,549
Senior Secured Debt Interest Expense	3,320				3,303													13,237	13,270	7,516
Selling and Marketing	(79)				0													4	0	102
General and Administrative	17,287				19,429													78,506	68,803	96,946
Depreciation Expense	327				327													1,270	1,216	1,042
Loss on Extinguishment of Debt																				3,418
Total Costs and Expenses	185,485				155,295													661,524	573,567	514,452
Income before income taxes	(59,560)				(44,676)													(177,832)	(127,779)	(151,143)
Income Tax Expense (Benefit)	189				228													486	984	(833)
Net Income (Loss)	(59,749)				(44,904)													(178,318)	(128,763)	(150,310)
DT Acceptance Corp | Eliminations
Revenue:
Sales of Used Vehicles	0				0													0	0	0
Interest Income	(73,569)				(63,793)													(274,673)	(254,128)	(172,404)
Dealer Finance and Other Income	0				0													0
Other Revenue	(15,994)				(14,504)													(64,980)	(60,018)	(70,205)
Equity in Income of Subsidiaries	(50,153)				(39,219)													(180,339)	(158,642)	(97,298)
Total Revenue	(139,716)				(117,516)													(519,992)	(472,788)	(339,907)
Costs and Expenses:
Cost of Used Vehicles Sold	0				0													0	0	0
Provision for Credit Losses	0				0													0	0	0
Portfolio Debt Interest Expense	0				0													0	0	0
Non-Portfolio Debt Interest Expense	(73,569)				(63,793)													(274,673)	(254,128)
Non-Portfolio Debt Interest Expense, Including Related Party																				(172,405)
Senior Secured Debt Interest Expense	0				0													0	0	0
Selling and Marketing	0				0													0	0	0
General and Administrative	(15,994)				(14,504)													(64,980)	(60,018)	(70,204)
Depreciation Expense	0				0													0	0	0
Loss on Extinguishment of Debt																				0
Total Costs and Expenses	(89,563)				(78,297)													(339,653)	(314,146)	(242,609)
Income before income taxes	(50,153)				(39,219)													(180,339)	(158,642)	(97,298)
Income Tax Expense (Benefit)	0				0													0	0	0
Net Income (Loss)	$ (50,153)				$ (39,219)													$ (180,339)	$ (158,642)	$ (97,298)

[1]	Includes net loss on extinguishment of debt.

Condensed Consolidating Statements Of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net Income (Loss)	$ 18,589	$ 32,795	$ 59,353	$ 88,138	$ 70,682
Adjustments to Reconcile Net Income to Net Cash (Used in) Provided by Operating Activities:
Provision for Credit Losses	77,842	60,342	253,603	207,198	175,900
Depreciation Expense	5,408	4,951	20,150	16,075	13,751
Amortization of Debt Issuance Costs and Debt Premium and Discount	1,660	1,913	8,163	11,880	17,610
Amortization of Debt Issuance Costs and Debt Premium and Discount	311	465	1,546	2,789	1,125
Loss (Gain) from Disposal of Property and Equipment	31	(60)	(153)	81	206
Originations of Finance Receivables	(312,074)	(292,970)	(917,093)	(829,164)	(747,329)
Collections and Recoveries on Finance Receivable Principal Balances	145,923	148,309	559,517	549,888	492,294
(Increase) Decrease in Accrued Interest Receivable and Loan Origination Costs	423	(506)	(4,252)	(1,011)	726
(Increase) in Inventory	41,857	80,748	(58,403)	(66,286)	(30,704)
(Increase) Decrease in Other Assets	8,829	6,042	(3,903)	(12,282)	(12,029)
Increase (Decrease) in Accounts Payable, Accrued Expenses and Other Liabilities	24,663	20,571	11,594	7,498	23,705
Net Cash (Used in) Provided By Operating Activities	13,452	62,600	(69,878)	(25,196)	5,937
Cash Flows from Investing Activities:
Origination of Dealer Finance Receivables	(38,960)	(5,627)	(45,438)	0	0
Collections and Recoveries of Dealer Finance Receivables	5,163	178	4,506	0	0
Proceeds from Disposal of Property and Equipment	641	456	1,932	519	423
Purchase of Property and Equipment	(7,797)	(5,650)	(25,567)	(44,792)	(20,881)
Net Cash Provided By (Used In) Investing Activities	(40,953)	(10,643)	(64,567)	(44,273)	(20,458)
Cash Flows from Financing Activities:
Decrease Restricted Cash	(15,624)	(8,499)	15,421	18,193	(28,982)
Deposits into Investments Held in Trust			(15,864)	(13,199)	(4,500)
Change in Investments Held in Trust and Collection Account Cash	(4,255)	(1,785)	(6,913)	(22,819)	35,655
Additions to Portfolio Term Facilities	75,000	0	857,246	707,947	387,304
Repayment of Portfolio Term Facilities	(135,207)	(112,289)	(590,151)	(339,110)	(768,850)
Additions to Portfolio Warehouse Facilities	210,300	195,800	827,300	970,600	940,150
Repayment of Portfolio Warehouse Facilities	(122,500)	(108,000)	(911,492)	(1,232,215)	(614,649)
Additions to Senior Secured Notes Payable			0	0	161,109
Additions to Other Secured Notes Payable	20,000	0	83,968	44,500	2,776
Repayment of Other Secured Notes Payable	(614)	(14,531)	(65,982)	(542)	(22,715)
Repayment of Senior Unsecured Notes Payable			0	0	(1,500)
Payment of Debt Issuance Costs	(348)	(557)	(7,343)	(9,788)	(22,816)
Dividend Distributions	0	(5,260)	(51,195)	(51,845)	(46,310)
Net Cash Provided By (Used In) Financing Activities	26,752	(55,121)	134,995	71,722	16,672
Net Decrease in Cash and Cash Equivalents	(749)	(3,164)	550	2,253	2,151
Cash and Cash Equivalents at Beginning of Period	26,480	25,930	25,930	23,677	21,526
Cash and Cash Equivalents at End of Period	25,731	22,766	26,480	25,930	23,677
Eliminations
Cash Flows from Operating Activities:
Net Income (Loss)	0	0	0	0	0
Adjustments to Reconcile Net Income to Net Cash (Used in) Provided by Operating Activities:
Provision for Credit Losses	0	0	0	0	0
Depreciation Expense	0	0	0	0	0
Amortization of Debt Issuance Costs and Debt Premium and Discount	0	0	0	0	0
Amortization of Debt Issuance Costs and Debt Premium and Discount	0	0	0	0	0
Loss (Gain) from Disposal of Property and Equipment	0	0	0	0	0
Originations of Finance Receivables	0	0	0	0	0
Collections and Recoveries on Finance Receivable Principal Balances	0	0	0	0	0
(Increase) Decrease in Accrued Interest Receivable and Loan Origination Costs	0	0	0	0	0
(Increase) in Inventory	0	0	0	0	0
(Increase) Decrease in Other Assets	558,823	567,102	179,356	1,358,453	147,391
Increase (Decrease) in Accounts Payable, Accrued Expenses and Other Liabilities	(558,823)	(567,102)	(179,356)	(1,358,453)	(147,391)
Net Cash (Used in) Provided By Operating Activities	0	0	0	0	0
Cash Flows from Investing Activities:
Origination of Dealer Finance Receivables	0	0	0
Collections and Recoveries of Dealer Finance Receivables	0	0	0
Proceeds from Disposal of Property and Equipment	0	0	0	0	0
Purchase of Property and Equipment	0	0	0	0	0
Net Cash Provided By (Used In) Investing Activities	0	0	0	0	0
Cash Flows from Financing Activities:
Decrease Restricted Cash	0	0	0	0	0
Deposits into Investments Held in Trust			0	0	0
Change in Investments Held in Trust and Collection Account Cash	0	0	0	0	0
Additions to Portfolio Term Facilities	0	0	0	0	0
Repayment of Portfolio Term Facilities	0	0	0	0	0
Additions to Portfolio Warehouse Facilities	0	0	0	0	0
Repayment of Portfolio Warehouse Facilities	0	0	0	0	0
Additions to Senior Secured Notes Payable					0
Additions to Other Secured Notes Payable	0	0	0	0	0
Repayment of Other Secured Notes Payable	0	0	0	0	0
Repayment of Senior Unsecured Notes Payable					0
Payment of Debt Issuance Costs	0	0	0	0	0
Dividend Distributions	0	0	0	0	0
Net Cash Provided By (Used In) Financing Activities	0	0	0	0	0
Net Decrease in Cash and Cash Equivalents	0	0	0	0	0
Cash and Cash Equivalents at Beginning of Period	0	0	0	0	0
Cash and Cash Equivalents at End of Period	0	0	0	0	0
Drive Time Automotive Group, Inc. | Guarantor Subsidiaries Combined
Cash Flows from Operating Activities:
Net Income (Loss)	70,657	76,223	218,276	210,317	229,105
Adjustments to Reconcile Net Income to Net Cash (Used in) Provided by Operating Activities:
Provision for Credit Losses	0	0	0	0	0
Depreciation Expense	4,527	4,210	16,910	13,532	11,363
Amortization of Debt Issuance Costs and Debt Premium and Discount	41	(9)	115	494	226
Amortization of Debt Issuance Costs and Debt Premium and Discount	0	0	0	0	0
Loss (Gain) from Disposal of Property and Equipment	(41)	(43)	(117)	86	(136)
Originations of Finance Receivables	0	0	0	0	0
Collections and Recoveries on Finance Receivable Principal Balances	0	0	0	0	0
(Increase) Decrease in Accrued Interest Receivable and Loan Origination Costs	0	0	0	0	0
(Increase) in Inventory	41,857	80,748	(58,403)	(66,286)	(30,704)
(Increase) Decrease in Other Assets	(398,590)	(392,660)	(269,542)	(851,669)	(70,119)
Increase (Decrease) in Accounts Payable, Accrued Expenses and Other Liabilities	264,680	256,446	109,942	691,639	(106,194)
Net Cash (Used in) Provided By Operating Activities	(16,869)	24,915	17,181	(1,887)	33,541
Cash Flows from Investing Activities:
Origination of Dealer Finance Receivables	0	0	0
Collections and Recoveries of Dealer Finance Receivables	0	0	0
Proceeds from Disposal of Property and Equipment	453	364	1,540	438	347
Purchase of Property and Equipment	(7,194)	(4,587)	(21,333)	(43,290)	(20,570)
Net Cash Provided By (Used In) Investing Activities	(6,741)	(4,223)	(19,793)	(42,852)	(20,223)
Cash Flows from Financing Activities:
Decrease Restricted Cash	0	0	0	5	(9)
Deposits into Investments Held in Trust			0	0	0
Change in Investments Held in Trust and Collection Account Cash	0	0	0	0	0
Additions to Portfolio Term Facilities	0	0	0	0	0
Repayment of Portfolio Term Facilities	0	0	0	0	0
Additions to Portfolio Warehouse Facilities	0	0	0	0	0
Repayment of Portfolio Warehouse Facilities	0	0	0	0	0
Additions to Senior Secured Notes Payable					0
Additions to Other Secured Notes Payable	20,000	0	71,000	44,500	0
Repayment of Other Secured Notes Payable	0	(14,390)	(64,179)	0	(10,000)
Repayment of Senior Unsecured Notes Payable					0
Payment of Debt Issuance Costs	0	(26)	(141)	(485)	(511)
Dividend Distributions	0	0	0	0	0
Net Cash Provided By (Used In) Financing Activities	20,000	(14,416)	6,680	44,020	(10,520)
Net Decrease in Cash and Cash Equivalents	(3,610)	6,276	4,068	(719)	2,798
Cash and Cash Equivalents at Beginning of Period	6,937	2,869	2,869	3,588	790
Cash and Cash Equivalents at End of Period	3,327	9,145	6,937	2,869	3,588
Drive Time Automotive Group, Inc. | Non-Guarantor Subsidiaries
Cash Flows from Operating Activities:
Net Income (Loss)	734	250	2,519	788	1,164
Adjustments to Reconcile Net Income to Net Cash (Used in) Provided by Operating Activities:
Provision for Credit Losses	0	0	0	0	0
Depreciation Expense	0	0	0	0	0
Amortization of Debt Issuance Costs and Debt Premium and Discount	15	0	39	0	0
Amortization of Debt Issuance Costs and Debt Premium and Discount	0	0	0	0	0
Loss (Gain) from Disposal of Property and Equipment	0	0	0	0	0
Originations of Finance Receivables	0	0	0	0	0
Collections and Recoveries on Finance Receivable Principal Balances	0	0	0	0	0
(Increase) Decrease in Accrued Interest Receivable and Loan Origination Costs	0	0	0	0	0
(Increase) in Inventory	0	0	0	0	0
(Increase) Decrease in Other Assets	330	(860)	(14,359)	2,564	(1,571)
Increase (Decrease) in Accounts Payable, Accrued Expenses and Other Liabilities	(588)	96	342	(3,079)	576
Net Cash (Used in) Provided By Operating Activities	491	(514)	(11,459)	273	169
Cash Flows from Investing Activities:
Origination of Dealer Finance Receivables	0	0	0
Collections and Recoveries of Dealer Finance Receivables	0	0	0
Proceeds from Disposal of Property and Equipment	0	0	0	0	0
Purchase of Property and Equipment	0	0	0	0	0
Net Cash Provided By (Used In) Investing Activities	0	0	0	0	0
Cash Flows from Financing Activities:
Decrease Restricted Cash	0	0	0	0	0
Deposits into Investments Held in Trust			0	0	0
Change in Investments Held in Trust and Collection Account Cash	0	0	0	0	0
Additions to Portfolio Term Facilities	0	0	0	0	0
Repayment of Portfolio Term Facilities	0	0	0	0	0
Additions to Portfolio Warehouse Facilities	0	0	0	0	0
Repayment of Portfolio Warehouse Facilities	0	0	0	0	0
Additions to Senior Secured Notes Payable					0
Additions to Other Secured Notes Payable	0	0	12,969	0	0
Repayment of Other Secured Notes Payable	(463)	0	(1,235)	0	0
Repayment of Senior Unsecured Notes Payable					0
Payment of Debt Issuance Costs	0	0	(388)	0	0
Dividend Distributions	0	0	0	0	0
Net Cash Provided By (Used In) Financing Activities	(463)	0	11,346	0	0
Net Decrease in Cash and Cash Equivalents	28	(514)	(113)	273	169
Cash and Cash Equivalents at Beginning of Period	482	595	595	322	153
Cash and Cash Equivalents at End of Period	510	81	482	595	322
Drive Time Automotive Group, Inc. | DriveTime Automotive Group, Inc
Cash Flows from Operating Activities:
Net Income (Loss)	78,338	77,736	237,671	216,902	220,992
Adjustments to Reconcile Net Income to Net Cash (Used in) Provided by Operating Activities:
Provision for Credit Losses	0	0	0	0	0
Depreciation Expense	0	0	0	0	0
Amortization of Debt Issuance Costs and Debt Premium and Discount	164	147	608	562	263
Amortization of Debt Issuance Costs and Debt Premium and Discount	155	233	781	1,395	563
Loss (Gain) from Disposal of Property and Equipment	0	0	0	0	0
Originations of Finance Receivables	0	0	0	0	0
Collections and Recoveries on Finance Receivable Principal Balances	0	0	0	0	0
(Increase) Decrease in Accrued Interest Receivable and Loan Origination Costs	0	0	0	0	0
(Increase) in Inventory	0	0	0	0	0
(Increase) Decrease in Other Assets	(81,588)	(79,037)	(232,721)	(335,292)	(491,503)
Increase (Decrease) in Accounts Payable, Accrued Expenses and Other Liabilities	2,931	927	(6,333)	116,607	200,228
Net Cash (Used in) Provided By Operating Activities	0	6	6	174	(69,457)
Cash Flows from Investing Activities:
Origination of Dealer Finance Receivables	0	0	0
Collections and Recoveries of Dealer Finance Receivables	0	0	0
Proceeds from Disposal of Property and Equipment	0	0	0	0	0
Purchase of Property and Equipment	0	0	0	0	2,615
Net Cash Provided By (Used In) Investing Activities	0	0	0	0	2,615
Cash Flows from Financing Activities:
Decrease Restricted Cash	0	0	0	0	0
Deposits into Investments Held in Trust			0	0	0
Change in Investments Held in Trust and Collection Account Cash	0	0	0	0	0
Additions to Portfolio Term Facilities	0	0	0	0	0
Repayment of Portfolio Term Facilities	0	0	0	0	0
Additions to Portfolio Warehouse Facilities	0	0	0	0	0
Repayment of Portfolio Warehouse Facilities	0	0	0	0	0
Additions to Senior Secured Notes Payable					80,555
Additions to Other Secured Notes Payable	0	0	0	0	1,785
Repayment of Other Secured Notes Payable	0	0	0	0	0
Repayment of Senior Unsecured Notes Payable					0
Payment of Debt Issuance Costs	0	(6)	(6)	(169)	(3,898)
Dividend Distributions	0	0	0	0	(11,600)
Net Cash Provided By (Used In) Financing Activities	0	(6)	(6)	(169)	66,842
Net Decrease in Cash and Cash Equivalents	0	0	0	5	0
Cash and Cash Equivalents at Beginning of Period	5	5	5	0	0
Cash and Cash Equivalents at End of Period	5	5	5	5	0
Drive Time Automotive Group, Inc. | Eliminations
Cash Flows from Operating Activities:
Net Income (Loss)	(71,391)	(76,510)	(220,795)	(211,104)	(230,269)
Adjustments to Reconcile Net Income to Net Cash (Used in) Provided by Operating Activities:
Provision for Credit Losses	0	0	0	0	0
Depreciation Expense	0	0	0	0	0
Amortization of Debt Issuance Costs and Debt Premium and Discount	0	0	0	0	0
Amortization of Debt Issuance Costs and Debt Premium and Discount	0	0	0	0	0
Loss (Gain) from Disposal of Property and Equipment	0	0	0	0	0
Originations of Finance Receivables	0	0	0	0	0
Collections and Recoveries on Finance Receivable Principal Balances	0	0	0	0	0
(Increase) Decrease in Accrued Interest Receivable and Loan Origination Costs	0	0	0	0	0
(Increase) in Inventory	0	0	0	0	0
(Increase) Decrease in Other Assets	66,267	75,599	208,224	310,151	322,113
Increase (Decrease) in Accounts Payable, Accrued Expenses and Other Liabilities	5,124	911	12,571	(99,047)	(90,059)
Net Cash (Used in) Provided By Operating Activities	0	0	0	0	1,785
Cash Flows from Investing Activities:
Origination of Dealer Finance Receivables	0	0	0
Collections and Recoveries of Dealer Finance Receivables	0	0	0
Proceeds from Disposal of Property and Equipment	0	0	0	0	0
Purchase of Property and Equipment	0	0	0	0	0
Net Cash Provided By (Used In) Investing Activities	0	0	0	0	0
Cash Flows from Financing Activities:
Decrease Restricted Cash	0	0	0	0	0
Deposits into Investments Held in Trust			0	0	0
Change in Investments Held in Trust and Collection Account Cash	0	0	0	0	0
Additions to Portfolio Term Facilities	0	0	0	0	0
Repayment of Portfolio Term Facilities	0	0	0	0	0
Additions to Portfolio Warehouse Facilities	0	0	0	0	0
Repayment of Portfolio Warehouse Facilities	0	0	0	0	0
Additions to Senior Secured Notes Payable					0
Additions to Other Secured Notes Payable	0	0	0	0	(1,785)
Repayment of Other Secured Notes Payable	0	0	0	0	0
Repayment of Senior Unsecured Notes Payable					0
Payment of Debt Issuance Costs	0	0	0	0	0
Dividend Distributions	0	0	0	0	0
Net Cash Provided By (Used In) Financing Activities	0	0	0	0	(1,785)
Net Decrease in Cash and Cash Equivalents	0	0	0	0	0
Cash and Cash Equivalents at Beginning of Period	0	0	0	0	0
Cash and Cash Equivalents at End of Period	0	0	0	0	0
Drive Time Automotive Group, Inc. | Consolidated
Cash Flows from Operating Activities:
Net Income (Loss)	78,338	77,699	237,671	216,903	220,992
Adjustments to Reconcile Net Income to Net Cash (Used in) Provided by Operating Activities:
Provision for Credit Losses	0	0	0	0	0
Depreciation Expense	4,527	4,210	16,910	13,532	11,363
Amortization of Debt Issuance Costs and Debt Premium and Discount	220	138	762	1,056	489
Amortization of Debt Issuance Costs and Debt Premium and Discount	155	233	781	1,395	563
Loss (Gain) from Disposal of Property and Equipment	(41)	(43)	(117)	86	(136)
Originations of Finance Receivables	0	0	0	0	0
Collections and Recoveries on Finance Receivable Principal Balances	0	0	0	0	0
(Increase) Decrease in Accrued Interest Receivable and Loan Origination Costs	0	0	0	0	0
(Increase) in Inventory	41,857	80,748	(58,403)	(66,286)	(30,704)
(Increase) Decrease in Other Assets	(413,581)	(396,958)	(308,398)	(874,246)	(241,080)
Increase (Decrease) in Accounts Payable, Accrued Expenses and Other Liabilities	272,147	258,380	116,522	706,120	4,551
Net Cash (Used in) Provided By Operating Activities	(16,378)	24,407	5,728	(1,440)	(33,962)
Cash Flows from Investing Activities:
Origination of Dealer Finance Receivables	0	0	0
Collections and Recoveries of Dealer Finance Receivables	0	0	0
Proceeds from Disposal of Property and Equipment	453	364	1,540	438	347
Purchase of Property and Equipment	(7,194)	(4,587)	(21,333)	(43,290)	(17,955)
Net Cash Provided By (Used In) Investing Activities	(6,741)	(4,223)	(19,793)	(42,852)	(17,608)
Cash Flows from Financing Activities:
Decrease Restricted Cash	0	0	0	5	(9)
Deposits into Investments Held in Trust			0	0	0
Change in Investments Held in Trust and Collection Account Cash	0	0	0	0	0
Additions to Portfolio Term Facilities	0	0	0	0	0
Repayment of Portfolio Term Facilities	0	0	0	0	0
Additions to Portfolio Warehouse Facilities	0	0	0	0	0
Repayment of Portfolio Warehouse Facilities	0	0	0	0	0
Additions to Senior Secured Notes Payable					80,555
Additions to Other Secured Notes Payable	20,000	0	83,969	44,500	0
Repayment of Other Secured Notes Payable	(463)	(14,390)	(65,414)	0	(10,000)
Repayment of Senior Unsecured Notes Payable					0
Payment of Debt Issuance Costs	0	(32)	(535)	(654)	(4,409)
Dividend Distributions	0	0	0	0	(11,600)
Net Cash Provided By (Used In) Financing Activities	19,537	(14,422)	18,020	43,851	54,537
Net Decrease in Cash and Cash Equivalents	(3,582)	5,762	3,955	(441)	2,967
Cash and Cash Equivalents at Beginning of Period	7,424	3,469	3,469	3,910	943
Cash and Cash Equivalents at End of Period	3,842	9,231	7,424	3,469	3,910
DT Acceptance Corp | Guarantor Subsidiaries Combined
Cash Flows from Operating Activities:
Net Income (Loss)	1,772	(856)	7,140	2,502	3,317
Adjustments to Reconcile Net Income to Net Cash (Used in) Provided by Operating Activities:
Provision for Credit Losses	0	0	0	0	0
Depreciation Expense	419	260	1,424	714	756
Amortization of Debt Issuance Costs and Debt Premium and Discount	0	0	0	0	0
Amortization of Debt Issuance Costs and Debt Premium and Discount	0	0	0	0	0
Loss (Gain) from Disposal of Property and Equipment	78	(17)	(34)	0	(17)
Originations of Finance Receivables	(285)	0	0	0	0
Collections and Recoveries on Finance Receivable Principal Balances	7	0	0	0	0
(Increase) Decrease in Accrued Interest Receivable and Loan Origination Costs	0	0	0	0	0
(Increase) in Inventory	0	0	0	0	0
(Increase) Decrease in Other Assets	(163,925)	(215,975)	155,393	(603,676)	116,512
Increase (Decrease) in Accounts Payable, Accrued Expenses and Other Liabilities	204,879	227,018	(126,185)	602,492	(117,250)
Net Cash (Used in) Provided By Operating Activities	42,945	10,430	37,738	2,032	3,318
Cash Flows from Investing Activities:
Origination of Dealer Finance Receivables	(38,960)	(5,627)	(45,438)
Collections and Recoveries of Dealer Finance Receivables	5,163	178	4,506
Proceeds from Disposal of Property and Equipment	165	70	354	62	55
Purchase of Property and Equipment	(313)	(1,419)	(3,197)	(243)	(640)
Net Cash Provided By (Used In) Investing Activities	(33,945)	(6,798)	(43,775)	(181)	(585)
Cash Flows from Financing Activities:
Decrease Restricted Cash	(8,864)	(3,396)	6,354	(1,740)	(4,968)
Deposits into Investments Held in Trust			0	0	0
Change in Investments Held in Trust and Collection Account Cash	0	0	0	0	0
Additions to Portfolio Term Facilities	0	0	0	0	0
Repayment of Portfolio Term Facilities	0	0	0	0	0
Additions to Portfolio Warehouse Facilities	0	0	0	0	0
Repayment of Portfolio Warehouse Facilities	0	0	0	0	0
Additions to Senior Secured Notes Payable					0
Additions to Other Secured Notes Payable	0	0	0	0	2,700
Repayment of Other Secured Notes Payable	(93)	(89)	(360)	(344)	(221)
Repayment of Senior Unsecured Notes Payable					0
Payment of Debt Issuance Costs	0	0	0	0	0
Dividend Distributions	0	0	0	0	0
Net Cash Provided By (Used In) Financing Activities	(8,957)	(3,485)	5,994	(2,084)	(2,489)
Net Decrease in Cash and Cash Equivalents	43	147	(43)	(233)	244
Cash and Cash Equivalents at Beginning of Period	9	52	52	285	41
Cash and Cash Equivalents at End of Period	52	199	9	52	285
DT Acceptance Corp | Non-Guarantor Subsidiaries
Cash Flows from Operating Activities:
Net Income (Loss)	48,381	40,075	173,199	156,138	93,981
Adjustments to Reconcile Net Income to Net Cash (Used in) Provided by Operating Activities:
Provision for Credit Losses	0	0	0	0	0
Depreciation Expense	135	154	546	613	590
Amortization of Debt Issuance Costs and Debt Premium and Discount	1,276	1,628	6,792	10,262	11,051
Amortization of Debt Issuance Costs and Debt Premium and Discount	0	0	0	0	0
Loss (Gain) from Disposal of Property and Equipment	0	0	0	0	0
Originations of Finance Receivables	0	0	0	0	0
Collections and Recoveries on Finance Receivable Principal Balances	0	0	0	0	0
(Increase) Decrease in Accrued Interest Receivable and Loan Origination Costs	0	0	0	0	0
(Increase) in Inventory	0	0	0	0	0
(Increase) Decrease in Other Assets	(61,553)	54,673	(343,247)	(233,481)	(533,616)
Increase (Decrease) in Accounts Payable, Accrued Expenses and Other Liabilities	(243)	(1,467)	554	(14,839)	(36,411)
Net Cash (Used in) Provided By Operating Activities	(12,004)	95,063	(162,156)	(81,307)	(464,405)
Cash Flows from Investing Activities:
Origination of Dealer Finance Receivables	0	0	0
Collections and Recoveries of Dealer Finance Receivables	0	0	0
Proceeds from Disposal of Property and Equipment	0	0	0	0	0
Purchase of Property and Equipment	(131)	460	0	(782)	(30)
Net Cash Provided By (Used In) Investing Activities	(131)	460	0	(782)	(30)
Cash Flows from Financing Activities:
Decrease Restricted Cash	(6,760)	(5,103)	9,067	19,928	(24,005)
Deposits into Investments Held in Trust			(15,864)	(13,199)	(4,500)
Change in Investments Held in Trust and Collection Account Cash	(4,255)	(1,785)	(6,913)	(22,819)	35,655
Additions to Portfolio Term Facilities	75,000	0	857,246	707,947	328,753
Repayment of Portfolio Term Facilities	(139,410)	(112,289)	(590,151)	(339,110)	(183,103)
Additions to Portfolio Warehouse Facilities	210,300	195,800	827,300	970,600	940,150
Repayment of Portfolio Warehouse Facilities	(122,500)	(108,000)	(911,492)	(1,232,215)	(614,649)
Additions to Senior Secured Notes Payable					0
Additions to Other Secured Notes Payable	0	0	0	0	0
Repayment of Other Secured Notes Payable	(58)	(52)	(208)	(198)	(187)
Repayment of Senior Unsecured Notes Payable					0
Payment of Debt Issuance Costs	(348)	(519)	(6,802)	(8,965)	(13,713)
Dividend Distributions	0	(63,669)	0	0	0
Net Cash Provided By (Used In) Financing Activities	11,969	(95,617)	162,183	81,969	464,401
Net Decrease in Cash and Cash Equivalents	(166)	(94)	27	(120)	(34)
Cash and Cash Equivalents at Beginning of Period	423	396	396	516	550
Cash and Cash Equivalents at End of Period	257	302	423	396	516
DT Acceptance Corp | DriveTime Automotive Group, Inc
Cash Flows from Operating Activities:
Net Income (Loss)	(59,749)	(44,904)	(178,318)	(128,763)	(150,310)
Adjustments to Reconcile Net Income to Net Cash (Used in) Provided by Operating Activities:
Provision for Credit Losses	77,842	60,342	253,603	207,198	175,900
Depreciation Expense	327	327	1,270	1,216	1,042
Amortization of Debt Issuance Costs and Debt Premium and Discount	164	147	609	562	6,070
Amortization of Debt Issuance Costs and Debt Premium and Discount	156	232	765	1,394	562
Loss (Gain) from Disposal of Property and Equipment	(6)	0	(2)	(5)	359
Originations of Finance Receivables	(311,789)	(292,970)	(917,093)	(829,164)	(747,329)
Collections and Recoveries on Finance Receivable Principal Balances	145,916	148,309	559,517	549,888	492,294
(Increase) Decrease in Accrued Interest Receivable and Loan Origination Costs	423	(506)	(4,252)	(1,011)	726
(Increase) in Inventory	0	0	0	0	0
(Increase) Decrease in Other Assets	(214,791)	(147,096)	167,379	(772,357)	339,240
Increase (Decrease) in Accounts Payable, Accrued Expenses and Other Liabilities	364,599	272,488	165,334	1,026,561	361,936
Net Cash (Used in) Provided By Operating Activities	3,092	(3,631)	48,812	55,519	480,490
Cash Flows from Investing Activities:
Origination of Dealer Finance Receivables	0	0	0
Collections and Recoveries of Dealer Finance Receivables	0	0	0
Proceeds from Disposal of Property and Equipment	23	22	38	19	21
Purchase of Property and Equipment	(159)	(104)	(1,037)	(477)	(2,256)
Net Cash Provided By (Used In) Investing Activities	(136)	(82)	(999)	(458)	(2,235)
Cash Flows from Financing Activities:
Decrease Restricted Cash	0	0	0	0	0
Deposits into Investments Held in Trust			0	0	0
Change in Investments Held in Trust and Collection Account Cash	0	0	0	0	0
Additions to Portfolio Term Facilities	0	0	0	0	79,047
Repayment of Portfolio Term Facilities	0	0	0	0	(585,747)
Additions to Portfolio Warehouse Facilities	0	0	0	0	0
Repayment of Portfolio Warehouse Facilities	0	0	0	0	0
Additions to Senior Secured Notes Payable					80,554
Additions to Other Secured Notes Payable	0	0	0	0	76
Repayment of Other Secured Notes Payable	0	0	0	0	(12,307)
Repayment of Senior Unsecured Notes Payable					(1,500)
Payment of Debt Issuance Costs	0	(6)	(7)	(169)	(4,694)
Dividend Distributions	0	(5,260)	(51,195)	(51,845)	(34,710)
Net Cash Provided By (Used In) Financing Activities	0	(5,266)	(51,202)	(52,014)	(479,281)
Net Decrease in Cash and Cash Equivalents	2,956	(8,979)	(3,389)	3,047	(1,026)
Cash and Cash Equivalents at Beginning of Period	18,624	22,013	22,013	18,966	19,992
Cash and Cash Equivalents at End of Period	21,580	13,034	18,624	22,013	18,966
DT Acceptance Corp | Eliminations
Cash Flows from Operating Activities:
Net Income (Loss)	(50,153)	(39,219)	(180,339)	(158,642)	(97,298)
Adjustments to Reconcile Net Income to Net Cash (Used in) Provided by Operating Activities:
Provision for Credit Losses	0	0	0	0	0
Depreciation Expense	0	0	0	0	0
Amortization of Debt Issuance Costs and Debt Premium and Discount	0	0	0	0	0
Amortization of Debt Issuance Costs and Debt Premium and Discount	0	0	0	0	0
Loss (Gain) from Disposal of Property and Equipment	0	0	0	0	0
Originations of Finance Receivables	0	0	0	0	0
Collections and Recoveries on Finance Receivable Principal Balances	0	0	0	0	0
(Increase) Decrease in Accrued Interest Receivable and Loan Origination Costs	0	0	0	0	0
(Increase) in Inventory	0	0	0	0	0
(Increase) Decrease in Other Assets	303,856	144,296	145,614	1,113,025	159,524
Increase (Decrease) in Accounts Payable, Accrued Expenses and Other Liabilities	(257,906)	(168,746)	34,725	(954,383)	(41,730)
Net Cash (Used in) Provided By Operating Activities	(4,203)	(63,669)	0	0	20,496
Cash Flows from Investing Activities:
Origination of Dealer Finance Receivables	0	0	0
Collections and Recoveries of Dealer Finance Receivables	0	0	0
Proceeds from Disposal of Property and Equipment	0	0	0	0	0
Purchase of Property and Equipment	0	0	0	0	0
Net Cash Provided By (Used In) Investing Activities	0	0	0	0	0
Cash Flows from Financing Activities:
Decrease Restricted Cash	0	0	0	0	0
Deposits into Investments Held in Trust			0	0	0
Change in Investments Held in Trust and Collection Account Cash	0	0	0	0	0
Additions to Portfolio Term Facilities	0	0	0	0	(20,496)
Repayment of Portfolio Term Facilities	4,203	0	0	0	0
Additions to Portfolio Warehouse Facilities	0	0	0	0	0
Repayment of Portfolio Warehouse Facilities	0	0	0	0	0
Additions to Senior Secured Notes Payable					0
Additions to Other Secured Notes Payable	0	0	0	0	0
Repayment of Other Secured Notes Payable	0	0	0	0	0
Repayment of Senior Unsecured Notes Payable					0
Payment of Debt Issuance Costs	0	0	0	0	0
Dividend Distributions	0	63,669	0	0	0
Net Cash Provided By (Used In) Financing Activities	4,203	63,669	0	0	(20,496)
Net Decrease in Cash and Cash Equivalents	0	0	0	0	0
Cash and Cash Equivalents at Beginning of Period	0	0	0	0	0
Cash and Cash Equivalents at End of Period	0	0	0	0	0
DT Acceptance Corp | Consolidated
Cash Flows from Operating Activities:
Net Income (Loss)	(59,749)	(44,904)	(178,318)	(128,765)	(150,310)
Adjustments to Reconcile Net Income to Net Cash (Used in) Provided by Operating Activities:
Provision for Credit Losses	77,842	60,342	253,603	207,198	175,900
Depreciation Expense	881	741	3,240	2,543	2,388
Amortization of Debt Issuance Costs and Debt Premium and Discount	1,440	1,775	7,401	10,824	17,121
Amortization of Debt Issuance Costs and Debt Premium and Discount	156	232	765	1,394	562
Loss (Gain) from Disposal of Property and Equipment	72	(17)	(36)	(5)	342
Originations of Finance Receivables	(312,074)	(292,970)	(917,093)	(829,164)	(747,329)
Collections and Recoveries on Finance Receivable Principal Balances	145,923	148,309	559,517	549,888	492,294
(Increase) Decrease in Accrued Interest Receivable and Loan Origination Costs	423	(506)	(4,252)	(1,011)	726
(Increase) in Inventory	0	0	0	0	0
(Increase) Decrease in Other Assets	(136,413)	(164,102)	125,139	(496,489)	81,660
Increase (Decrease) in Accounts Payable, Accrued Expenses and Other Liabilities	311,329	329,293	74,428	659,831	166,545
Net Cash (Used in) Provided By Operating Activities	29,830	38,193	(75,606)	(23,756)	39,899
Cash Flows from Investing Activities:
Origination of Dealer Finance Receivables	(38,960)	(5,627)	(45,438)
Collections and Recoveries of Dealer Finance Receivables	5,163	178	4,506
Proceeds from Disposal of Property and Equipment	188	92	392	81	76
Purchase of Property and Equipment	(603)	(1,063)	(4,234)	(1,502)	(2,926)
Net Cash Provided By (Used In) Investing Activities	(34,212)	(6,420)	(44,774)	(1,421)	(2,850)
Cash Flows from Financing Activities:
Decrease Restricted Cash	(15,624)	(8,499)	15,421	18,188	(28,973)
Deposits into Investments Held in Trust			(15,864)	(13,199)	(4,500)
Change in Investments Held in Trust and Collection Account Cash	(4,255)	(1,785)	(6,913)	(22,819)	35,655
Additions to Portfolio Term Facilities	75,000	0	857,246	707,947	387,304
Repayment of Portfolio Term Facilities	(135,207)	(112,289)	(590,151)	(339,110)	(768,850)
Additions to Portfolio Warehouse Facilities	210,300	195,800	827,300	970,600	940,150
Repayment of Portfolio Warehouse Facilities	(122,500)	(108,000)	(911,492)	(1,232,215)	(614,649)
Additions to Senior Secured Notes Payable					80,554
Additions to Other Secured Notes Payable	0	0	0	0	2,776
Repayment of Other Secured Notes Payable	(151)	(141)	(568)	(542)	(12,715)
Repayment of Senior Unsecured Notes Payable					(1,500)
Payment of Debt Issuance Costs	(348)	(525)	(6,809)	(9,134)	(18,407)
Dividend Distributions	0	(5,260)	(51,195)	(51,845)	(34,710)
Net Cash Provided By (Used In) Financing Activities	7,215	(40,699)	116,975	27,871	(37,865)
Net Decrease in Cash and Cash Equivalents	2,833	(8,926)	(3,405)	2,694	(816)
Cash and Cash Equivalents at Beginning of Period	19,056	22,461	22,461	19,767	20,583
Cash and Cash Equivalents at End of Period	$ 21,889	$ 13,535	$ 19,056	$ 22,461	$ 19,767

Segment Information - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2013 Segment	Dec. 31, 2012 Segment
Segment Reporting [Abstract]
Number of operating segments	2	2

Segment Reporting (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended																	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
DriveTime Sales of Used Vehicles	$ 309,468				$ 297,135													$ 920,507	$ 838,242	$ 760,767
DriveTime Interest Income	74,974				70,528													299,382	283,065	264,974
Dealer Finance and Other Income	2,800				175													2,977	0	0
Total revenue	387,242	247,869	304,957	302,202	367,838	227,034	286,012	275,405	332,856	219,633		263,323		245,747		297,038		1,222,866	1,121,307	1,025,741
Interest Expense	18,146				18,003													73,092
Depreciation & Amortization	5,408				4,951													20,150	16,075	13,751
Total Other Costs and Operating Expenses	344,757				311,697													1,069,077
Total Costs and Expenses	368,311	254,869	300,190	272,609	334,651	223,557	273,575	242,975	291,841	220,437	[1]	244,838	[1]	225,975	[1]	263,405	[1]	1,162,319	1,031,948	954,655	[1]
Income before income taxes	18,931	(7,000)	4,767	29,593	33,187	3,477	12,437	32,430	41,015	(804)		18,485		19,772		33,633		60,547	89,359	71,086
Assets	2,079,655	1,989,117				1,766,829												1,989,117	1,766,829
Liabilities	1,593,617	1,521,564				1,308,980												1,521,564	1,308,980
Total Shareholders' Equity	486,038	467,553				457,849				418,767								467,553	457,849	418,767		293,145
DriveTime
Segment Reporting Information [Line Items]
DriveTime Sales of Used Vehicles	309,468				297,135
DriveTime Interest Income	74,971				70,528
Dealer Finance and Other Income	0				0
Total revenue	384,439				367,663
Interest Expense	18,146				18,003													73,092
Depreciation & Amortization	5,277				4,876													19,740
Total Other Costs and Operating Expenses	342,853				310,466													1,064,641
Total Costs and Expenses	366,276				333,345													1,157,473
Income before income taxes	18,163				34,318													62,416
Assets	2,003,189	1,946,714																1,946,714
Liabilities	1,592,176	1,520,866																1,520,866
Total Shareholders' Equity	411,013	425,848																425,848
GO Financial
Segment Reporting Information [Line Items]
DriveTime Sales of Used Vehicles	0				0
DriveTime Interest Income	3				0
Dealer Finance and Other Income	2,800				175
Total revenue	2,803				175
Interest Expense	0				0
Depreciation & Amortization	131				75													410
Total Other Costs and Operating Expenses	1,904				1,231													4,436
Total Costs and Expenses	2,035				1,306													4,846
Income before income taxes	768				(1,131)													(1,869)
Assets	76,466	42,403																42,403
Liabilities	1,441	698																698
Total Shareholders' Equity	$ 75,025	$ 41,705																$ 41,705

[1]	Includes net loss on extinguishment of debt.

Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended				12 Months Ended						3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Dec. 31, 2012 Interest Expense	Dec. 31, 2011 Interest Expense	Dec. 31, 2010 Interest Expense	Dec. 31, 2010 Selling and Marketing Expense	Dec. 31, 2012 Other Assets	Dec. 31, 2011 Other Assets	Mar. 31, 2013 Minimum	Mar. 31, 2013 Maximum	Nov. 30, 2011 Prior to December 2011	Dec. 31, 2012 Equipment Minimum	Dec. 31, 2012 Equipment Maximum	Dec. 31, 2012 Furniture Minimum	Dec. 31, 2012 Furniture Maximum	Dec. 31, 2012 Software	Dec. 31, 2012 Building Improvements Minimum	Dec. 31, 2012 Building Improvements Maximum	Dec. 31, 2012 Building [Member]
Schedule Of Significant Accounting Policies [Line Items]
Number of days delinquent at which loans are charged off													91 days
Number of days delinquent at month end at which loans are charged off	91 days										91 days	121 days
Period before month end in which a minimum payment must be made on a delinquent loan to postpone charge off	121 days
Number of days delinquent at which loan is charged off if minimum qualifying payment was made	30 days
Increase net charge-offs without change to policy		$ 2,600,000
Increase to provision for credit losses without change to charge off policy		2,000,000
Decrease to interest income without change to charge off policy		100,000
Decrease to net income without change to charge off policy		2,100,000
Recovery Receivables	37,025,000	34,482,000		29,400,000
Estimated useful life														3 years	15 years	3 years	5 years	3 years	5 years	10 years	30 years
Deferred Financing Costs	14,996,000	15,805,000							15,000,000	15,800,000
Amortization of Financing Costs					8,200,000	11,900,000	17,800,000
Reserve for returns	5,300,000	1,500,000
Capitalized advertising	0	800,000
Advertising costs	28,000,000	22,300,000	16,500,000
Reclassifications from general and administrative to selling and marketing expense								$ 15,000,000

Restricted cash and Investments Held in Trust - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Investments held in trust, reserves	$ 33.6	$ 20

Credit Quality Indicators - Dealer (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013 Loan		Dec. 31, 2012 Loan		Mar. 31, 2012	Dec. 31, 2011 Loan
Financing Receivable, Recorded Investment [Line Items]
Total Contracts Outstanding	145,210	[1]	140,748			137,293
Percentage of Portfolio Contracts	100.00%		100.00%			100.00%
PrincipalBalances	$ 1,707,051		$ 1,601,710		$ 1,566,492	$ 1,466,680
Percentage of Portfolio Principal	100.00%		100.00%			100.00%
Dealer Loans Auto Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Total Contracts Outstanding			4,777
Percentage of Portfolio Contracts			100.00%
PrincipalBalances			49,270
Percentage of Portfolio Principal			100.00%
Average Advance Rate			74.40%
A Plus
Financing Receivable, Recorded Investment [Line Items]
Average FICO Score	555	[2]	556	[2],[3]		557	[3]
Total Contracts Outstanding	15,019	[1]	14,660			14,270
Percentage of Portfolio Contracts	10.30%		10.40%			10.40%
PrincipalBalances	178,406		169,023			156,935
Percentage of Portfolio Principal	10.50%		10.60%			10.70%
A Plus | Dealer Loans Auto Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Average FICO Score			557	[3]
Total Contracts Outstanding			319
Percentage of Portfolio Contracts			6.70%
PrincipalBalances			3,399
Percentage of Portfolio Principal			6.90%
Average Advance Rate			79.20%
A
Financing Receivable, Recorded Investment [Line Items]
Average FICO Score	540	[2]	539	[2],[3]		538	[3]
Total Contracts Outstanding	26,575	[1]	25,998			24,954
Percentage of Portfolio Contracts	18.30%		18.50%			18.20%
PrincipalBalances	317,210		301,173			274,269
Percentage of Portfolio Principal	18.60%		18.80%			18.70%
A | Dealer Loans Auto Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Average FICO Score			541	[3]
Total Contracts Outstanding			706
Percentage of Portfolio Contracts			14.80%
PrincipalBalances			7,744
Percentage of Portfolio Principal			15.70%
Average Advance Rate			77.50%
B
Financing Receivable, Recorded Investment [Line Items]
Average FICO Score	517	[2]	517	[2],[3]		516	[3]
Total Contracts Outstanding	54,078	[1]	52,476			50,582
Percentage of Portfolio Contracts	37.30%		37.30%			36.80%
PrincipalBalances	648,685		612,084			561,738
Percentage of Portfolio Principal	38.00%		38.20%			38.30%
B | Dealer Loans Auto Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Average FICO Score			531	[3]
Total Contracts Outstanding			1,617
Percentage of Portfolio Contracts			33.80%
PrincipalBalances			17,092
Percentage of Portfolio Principal			34.70%
Average Advance Rate			75.50%
C
Financing Receivable, Recorded Investment [Line Items]
Average FICO Score	504	[2]	503	[2],[3]		500	[3]
Total Contracts Outstanding	41,790	[1]	40,066			38,756
Percentage of Portfolio Contracts	28.80%		28.40%			28.20%
PrincipalBalances	483,127		445,497			397,470
Percentage of Portfolio Principal	28.30%		27.80%			27.10%
C | Dealer Loans Auto Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Average FICO Score			521	[3]
Total Contracts Outstanding			1,598
Percentage of Portfolio Contracts			33.40%
PrincipalBalances			16,185
Percentage of Portfolio Principal			32.80%
Average Advance Rate			72.50%
C Minus
Financing Receivable, Recorded Investment [Line Items]
Average FICO Score	489	[2]	488	[2],[3]		486	[3]
Total Contracts Outstanding	5,546	[1]	5,447			6,400
Percentage of Portfolio Contracts	3.80%		3.90%			4.70%
PrincipalBalances	56,882		53,512			55,734
Percentage of Portfolio Principal	3.30%		3.30%			3.80%
C Minus | Dealer Loans Auto Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Average FICO Score			508	[3]
Total Contracts Outstanding			366
Percentage of Portfolio Contracts			7.70%
PrincipalBalances			3,342
Percentage of Portfolio Principal			6.80%
Average Advance Rate			70.80%
D | Dealer Loans Auto Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Average FICO Score			497	[3]
Total Contracts Outstanding			171
Percentage of Portfolio Contracts			3.60%
PrincipalBalances			$ 1,508
Percentage of Portfolio Principal			3.10%
Average Advance Rate			67.60%

[1]	Excludes Carvana originations.
[2]	Average FICO score is provided as an external metric of credit quality. FICO score is not utilized as the primary tool in determining internal credit grade.
[3]	Average FICO score is provided as an external metric of credit quality, but is generally not utilized to determine internal credit grade. Our internal scoring model is the primary driver of our internal credit grade. Average FICO presented excludes originations with no FICO.

Summary of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		$ 224,758	$ 203,183
Less Accumulated Depreciation		(130,361)	(112,514)
Property and Equipment, Net	96,113	94,397	90,669
Land
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		13,313	13,401
Buildings and Improvements
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		112,261	97,301
Equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		43,211	39,959
Furniture
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		17,057	15,589
Software
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		$ 38,916	$ 36,933

Property and Equipment, Net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Plant And Equipment [Abstract]
Assets under capital lease	$ 5.4	$ 5.4
Accumulated depreciation of assets under capital lease	3.1	1.7
Payroll capitalized for software development	$ 2.8	$ 2.6	$ 1.9

Summary of Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Assets		$ 5,540	$ 6,952
Recovery Receivables	29,400	37,025	34,482
Deferred Financing Costs		14,996	15,805
Trademark		299	299
Other Assets		9,587	6,815
Total Other Assets	$ 57,313	$ 67,447	$ 64,353

Schedule of Maturities of Long-term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Debt and Capital Lease Obligations		$ 1,424,555	[1]
Debt and Capital Lease Obligations, Less than 1 Year		526,919	[1],[2]
Debt and Capital Lease Obligations, Year 2		403,605	[1]
Debt and Capital Lease Obligations, Year 3		159,634	[1]
Debt and Capital Lease Obligations, Year 4		91,713	[1]
Debt and Capital Lease Obligations, Year 5		212,760	[1]
Debt and Capital Lease Obligations, More than 5 Years		29,924	[1]
Capital Lease Obligations		2,275
Capital Lease Obligation, Less than 1 Year		1,205	[2]
Capital Lease Obligation, Year 2		929
Capital Lease Obligation, Year 3		141
Capital Lease Obligation, Year 4		0
Capital Lease Obligation, Year 5		0
Capital Lease Obligation, More than 5 Years		0
Long-term Debt	198,392	198,320		198,058
Securitization Debt
Debt Instrument [Line Items]
Long-term Debt		1,024,478	[3]
Debt Obligation, Less than 1 Year		490,919	[2],[3]
Debt Obligation, Year 2		285,582	[3]
Debt Obligation, Year 3		158,197	[3]
Debt Obligation, Year 4		89,780	[3]
Debt Obligation, Year 5		0	[3]
Debt Obligation, More than 5 Years		0	[3]
Portfolio Term Residual Financing
Debt Instrument [Line Items]
Long-term Debt		25,000
Debt Obligation, Less than 1 Year		0	[2]
Debt Obligation, Year 2		0
Debt Obligation, Year 3		0
Debt Obligation, Year 4		0
Debt Obligation, Year 5		0
Debt Obligation, More than 5 Years		25,000
Senior Secured Notes
Debt Instrument [Line Items]
Long-term Debt		198,320
Debt Obligation, Less than 1 Year		0	[2]
Debt Obligation, Year 2		0
Debt Obligation, Year 3		0
Debt Obligation, Year 4		0
Debt Obligation, Year 5		198,320
Debt Obligation, More than 5 Years		0
Real Estate Mortgage Loan
Debt Instrument [Line Items]
Long-term Debt		12,454
Debt Obligation, Less than 1 Year		223	[2]
Debt Obligation, Year 2		236
Debt Obligation, Year 3		251
Debt Obligation, Year 4		264
Debt Obligation, Year 5		11,480
Debt Obligation, More than 5 Years		0
Equipment Note, Secured by Aircraft
Debt Instrument [Line Items]
Long-term Debt		1,774
Debt Obligation, Less than 1 Year		1,774	[2]
Debt Obligation, Year 2		0
Debt Obligation, Year 3		0
Debt Obligation, Year 4		0
Debt Obligation, Year 5		0
Debt Obligation, More than 5 Years		0
Portfolio Warehouse Facilities [Member]
Debt Instrument [Line Items]
Long-term Debt		57,200	[4]
Debt Obligation, Less than 1 Year		32,350	[2],[4]
Debt Obligation, Year 2		24,850	[4]
Debt Obligation, Year 3		0	[4]
Debt Obligation, Year 4		0	[4]
Debt Obligation, Year 5		0	[4]
Debt Obligation, More than 5 Years		0	[4]
Inventory Facility
Debt Instrument [Line Items]
Long-term Debt		91,321
Debt Obligation, Less than 1 Year		0	[2]
Debt Obligation, Year 2		91,321
Debt Obligation, Year 3		0
Debt Obligation, Year 4		0
Debt Obligation, Year 5		0
Debt Obligation, More than 5 Years		0
Real Estate Credit Facility
Debt Instrument [Line Items]
Long-term Debt		11,733
Debt Obligation, Less than 1 Year		448	[2]
Debt Obligation, Year 2		687
Debt Obligation, Year 3		1,045
Debt Obligation, Year 4		1,669
Debt Obligation, Year 5		2,960
Debt Obligation, More than 5 Years		$ 4,924

[1]	Total contractual obligations exclude future interest payment obligations.
[2]	Generally and historically, we renewed or replaced facilities expiring in less than one year.
[3]	Securitization obligations and bank term financing agreements do not have a contractual termination date. Therefore, all collections on the contracts collateralizing the securities are used to repay the asset-backed security holders based on an expected duration of the securities.
[4]	On the termination date of the facilities, amounts outstanding at termination are not due and payable immediately. All collections on the contracts collateralizing these facilities are used to pay down the facilities until they are paid in full because these facilities contain term-out features.

Extinguishments of Debt - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Disclosure [Abstract]
Loss on extinguishment of debt	$ 0	$ 0	$ (3,418)

Related Party Transactions - Additional Information (Detail) (USD $)	Jun. 30, 2010 Senior Secured Notes	Aug. 31, 2012 Senior Notes Owned By Verde Senior Secured Notes	Aug. 02, 2012 Senior Notes Owned By Verde Senior Secured Notes	Dec. 31, 2012 Board of Directors Chairman Dealership	Dec. 31, 2011 Board of Directors Chairman Dealership	Dec. 31, 2010 Board of Directors Chairman Dealership	Dec. 31, 2011 Director [Member] Dealership	Dec. 31, 2010 Director [Member] Dealership	Dec. 31, 2012 Chief Executive Officer Dealership	Dec. 31, 2011 Chief Executive Officer Dealership	Jan. 31, 2008 Chief Executive Officer Non-cash Compensation Expense [Member]	Dec. 31, 2012 Chief Executive Officer Non-cash Compensation Expense [Member]	Dec. 31, 2011 Chief Executive Officer Non-cash Compensation Expense [Member]	Dec. 31, 2010 Chief Executive Officer Non-cash Compensation Expense [Member]	Jun. 30, 2010 Outstanding Debt Held By Related Party [Member] Senior Secured Notes	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Related Party Transaction [Line Items]
Number of Stores				13	14	15		1	1	1
Number of Reconditioning Centers				3	3	3		1
Number of Closed facilities				3	3
Lease Expiration Date				Aug 30, 2015												Dec 31, 2013	Dec 31, 2023
Lease Termination Fees						$ 400,000	$ 400,000
Number of Closed Facilities With Terminated Leases						1	2
Mr. Fidel's interest in DTAG and DTAC purchased by Mr. Garcia, percent											5.00%
Mr. Fidel's interest in DTAG and DTAC purchased by Mr. Garcia											17,500,000
Portion of Mr. Fidel's interest in DTAG and DTAC purchased with cash											6,250,000
Portion of Mr. Fidel's interest in DTAG and DTAC purchased with a promissory note											11,250,000
Interest rate on promissory note											8.00%
Term of promissory note											5 years
Interest paid by Mr. Garcia to Mr. Fidel												100,000	300,000	500,000
Aircraft Rental				150,000
Original Debt Amount	$ 200,000,000		$ 5,000,000												$ 49,000,000
Purchase Price in Excess of Par, Percent		111.00%

Schedule of Effective Income Tax Rate Reconciliation (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Computed "Expected" Income Taxes			$ 21,192	$ 31,276	$ 24,880
Non C-Corporation (Income)			(20,644)	(30,859)	(24,174)
Entity Level State Income Tax on S Corp. Income			834	890	618
Other, Net			(188)	(86)	(920)
Income Taxes	$ 342	$ 392	$ 1,194	$ 1,221	$ 404

Schedule of Components of Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Expense:
Federal			$ 532	$ 404	$ 686
State			662	817	(282)
Deferred			0	0	0
Income Taxes	$ 342	$ 392	$ 1,194	$ 1,221	$ 404

Schedule of Vesting of Restricted Stock Award (Detail) (Chief Executive Officer, Restricted Stock)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2012	Jun. 30, 2012
Chief Executive Officer | Restricted Stock
Schedule of Vesting [Line Items]
Restricted award vesting percentage	19.67%	19.67%	19.67%

Future Minimum Rental Payments for Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Operating Leased Assets [Line Items]
Year 1		$ 18,858
Year 2		16,752
Year 3		13,689
Year 4		9,024
Year 5		7,038
Thereafter		4,900
Total	69,300	70,261
Related Party
Operating Leased Assets [Line Items]
Year 1		7,641
Year 2		7,631
Year 3		6,981
Year 4		5,121
Year 5		4,963
Thereafter		3,380
Total		35,717
Non-Related Party [Member]
Operating Leased Assets [Line Items]
Year 1		11,217
Year 2		9,121
Year 3		6,708
Year 4		3,903
Year 5		2,075
Thereafter		1,520
Total		$ 34,544

Future Minimum Sublease Income (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Leases [Abstract]
Year 1	$ 670
Year 2	348
Year 3	59
Year 4	15
Year 5	0
Thereafter	0
Total	$ 1,092

Retirement Plan - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011	Dec. 31, 2010
Compensation and Retirement Disclosure [Abstract]
401(k) eligibility requirement, days of service	60 days
401(k) eligibility requirement, minimum age	18
401(k) eligibility requirement, hours of service	1000 hours
401(k) maximum employer matching percentage of employee's contribution	40.00%	40.00%	40.00%
401(k) maximum employee contribution which can receive partial employer match	6.00%	6.00%	6.00%
401(k) compensation expense	$ 0.8	$ 0.8	$ 0.7

Schedule of Quarterly Financial Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended																	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Total revenue	$ 387,242	$ 247,869	$ 304,957	$ 302,202	$ 367,838	$ 227,034	$ 286,012	$ 275,405	$ 332,856	$ 219,633		$ 263,323		$ 245,747		$ 297,038		$ 1,222,866	$ 1,121,307	$ 1,025,741
Costs and expenses	368,311	254,869	300,190	272,609	334,651	223,557	273,575	242,975	291,841	220,437	[1]	244,838	[1]	225,975	[1]	263,405	[1]	1,162,319	1,031,948	954,655	[1]
Income before income taxes	18,931	(7,000)	4,767	29,593	33,187	3,477	12,437	32,430	41,015	(804)		18,485		19,772		33,633		60,547	89,359	71,086
Net Income (Loss)	$ 18,589	$ (7,164)	$ 4,396	$ 29,326	$ 32,795	$ 3,166	$ 12,376	$ 32,093	$ 40,503	$ (1,156)		$ 19,232		$ 19,322		$ 33,284		$ 59,353	$ 88,138	$ 70,682

[1]	Includes net loss on extinguishment of debt.